      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2015.

                                                            FILE NOS. 333-185793
                                                                       811-07727
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--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER

                           THE SECURITIES ACT OF 1933


                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 5                [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 5                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                         VARIABLE ANNUITY ACCOUNT FIVE
                           (Exact Name of Registrant)


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                             2727-A ALLEN PARKWAY,
                              HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000



                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                            1999 AVENUE OF THE STARS
                       LOS ANGELES, CALIFORNIA 90067-6121
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2015 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Annuity Account Five of American General Life Insurance Company under variable annuity contracts.
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--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT FIVE


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                      CAPTION
---------------------------------------------------------------------------------- ----------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Tables; Portfolio
                                                                                    Expenses; Examples
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  The Seasons Select II Variable Annuity;
                                                                                    Other Information
6.    Deductions..................................................................  Expenses
7.    General Description of Variable Annuity Contracts...........................  The Seasons Select II Variable Annuity;
                                                                                    Purchasing a Seasons Select II Variable
                                                                                    Annuity; Investment Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Variable Annuity Contract
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Legal Proceedings
14.   Table of Contents of Statement of Additional Information....................  Table of Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                      CAPTION
--------------------------------------------------- ----------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Seasons Select II Variable Annuity
                                                     (P);
                                                     Separate Account; General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P)
19.   Purchase of Securities Being Offered.........  Purchasing a Seasons Select II Variable
                                                     Annuity (P)
20.   Underwriters.................................  Distribution of Contracts
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P);
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Depositor: Other Information (P);
                                                     Financial Statements; Registrant:
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

 [SEASONS SELECT II LOGO]
                                   PROSPECTUS


                                  MAY 1, 2015

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               in connection with

                         VARIABLE ANNUITY ACCOUNT FIVE

This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Premier Portfolios identified below are part of one of the following Trusts: SunAmerica Series Trust, Fidelity(R) Variable Insurance Products, and T. Rowe Price Equity Series, Inc. The Select Portfolios, Focused Portfolios, Managed Allocation Portfolios and Seasons Strategies identified below are part of the Seasons Series Trust.

This contract is no longer available for purchase by new contract owners.



PREMIER PORTFOLIOS
                                            MANAGED BY:
  AMERICAN FUNDS GLOBAL GROWTH SAST         Capital Research and Management Company(1)
  AMERICAN FUNDS GROWTH SAST                Capital Research and Management Company(1)
  AMERICAN FUNDS GROWTH-INCOME SAST         Capital Research and Management Company(1)
  FIDELITY VIP CONTRAFUND(R)                Fidelity Management and Research Company
  FIDELITY VIP EQUITY-INCOME                Fidelity Management and Research Company
  FIDELITY VIP INVESTMENT GRADE BOND        Fidelity Management and Research Company
  FIDELITY VIP MID CAP                      Fidelity Management and Research Company
  FIDELITY VIP OVERSEAS                     Fidelity Management and Research Company
  SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO   SunAmerica Asset Management, LLC ("SAAMCo") and
                                            AllianceBernstein L.P.
  SUNAMERICA DYNAMIC STRATEGY PORTFOLIO     SAAMCo and AllianceBernstein L.P.
  T. ROWE PRICE BLUE CHIP GROWTH II         T. Rowe Price Associates, Inc. ("T. Rowe Price")
  T. ROWE PRICE EQUITY INCOME II            T. Rowe Price

  SELECT PORTFOLIOS
                                            MULTI-MANAGED BY:
  LARGE CAP GROWTH                          Goldman Sachs Asset Management, L.P., Janus Capital
                                            Management, LLC ("Janus") and SAAMCo
  LARGE CAP VALUE                           T. Rowe Price, Wellington Management Company LLP
                                            ("Wellington") and SAAMCo
  MID CAP GROWTH                            T. Rowe Price, Wellington and SAAMCo
  MID CAP VALUE                             Goldman Sachs Asset Management, L.P., Massachusetts Financial
                                            Services Company and SAAMCo(2)
  SMALL CAP                                 ClearBridge Advisors, LLC and J.P. Morgan Investment
                                            Management, Inc. ("JPMorgan")
  INTERNATIONAL EQUITY                      Janus, T. Rowe Price and SAAMCo(3)
  DIVERSIFIED FIXED INCOME                  Wellington and PineBridge
  REAL RETURN                               Wellington
  CASH MANAGEMENT4                          BofA Advisors, LLC

  FOCUSED PORTFOLIOS
                                            MULTI-MANAGED BY:
  FOCUS GROWTH                              Janus and Marsico Capital Management, LLC
  FOCUS VALUE                               JPMorgan and Northern Trust Investments, N.A.

  MANAGED ALLOCATION PORTFOLIOS
                                            MANAGED BY:
  ALLOCATION GROWTH                         Ibbotson Associates, Inc. ("Ibbotson")
  ALLOCATION MODERATE GROWTH                Ibbotson
  ALLOCATION MODERATE                       Ibbotson
  ALLOCATION BALANCED                       Ibbotson







SEASONS STRATEGIES5
                                 MULTI-MANAGED BY:
                                 JPMorgan, Janus, Lord Abbett, Putnam Investment Management,
                                 LLC ("Putnam"), T. Rowe Price, PineBridge and Wellington
  GROWTH STRATEGY                (which invests in Stock Portfolio, Asset Allocation: Diversified
                                 Growth Portfolio and Multi-Managed Growth Portfolio)
  MODERATE GROWTH STRATEGY       (which invests in Stock Portfolio, Asset Allocation: Diversified
                                 Growth Portfolio and Multi-Managed Moderate Growth
                                 Portfolio)
  BALANCED GROWTH STRATEGY       (which invests in Stock Portfolio, Asset Allocation: Diversified
                                 Growth Portfolio and Multi-Managed Income/Equity Portfolio)
  CONSERVATIVE GROWTH STRATEGY   (which invests in Stock Portfolio, Asset Allocation: Diversified
                                 Growth Portfolio and Multi-Managed Income Portfolio)



1 Capital Research and Management Company manages the corresponding Master Fund
  (defined in GLOSSARY below) in which the Underlying Fund (Feeder Fund) invests. The investment adviser of the Feeder Fund is SAAMCo.



2 Effective October 17, 2014, the portfolio managers of the International
  Equity changed to Janus Capital Management LLC, T. Rowe Price Associates, Inc. and SunAmerica Asset Management, LLC.



3 Effective October 17, 2014, the portfolio managers of the Mid Cap Value portfolios changed to Goldman Sachs Asset Management, L.P., Massachusetts Financial Services Company and SunAmerica Asset Management, LLC.



4 Effective March 9, 2015, the Cash Management Portfolio of Seasons Series
  Trust merged into the Cash Management Portfolio of SunAmerica Series Trust.


5 Seasons Strategies are Variable Portfolios comprised of certain Underlying
  Funds of the Seasons Series Trust. Each Seasons Strategy is multi-managed by a group of managers identified above.

This variable annuity provides an optional Payment Enhancement feature. If you elect this feature, in exchange for Payment Enhancements credited to your contract, your withdrawal charge schedule will be longer and greater than if you chose not to elect this feature. These withdrawal charges may more than offset the value of any Payment Enhancement.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2015. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------







GLOSSARY....................................................   3
HIGHLIGHTS..................................................   4
FEE TABLE...................................................   6
      Maximum Owner Transaction Expenses....................   6
      Contract Maintenance Fee..............................   6
      Separate Account Annual Expenses......................   6
      Additional Optional Feature Fees......................   6
        Optional MarketLock Income Plus Fee.................   6
        Optional MarketLock For Life Plus Fee...............   6
        Optional MarketLock For Life Fee....................   6
        Optional MarketLock Fee.............................   6
        Optional MarketLock For Two Fee.....................   6
        Optional Seasons Income Rewards Fee.................   6
        Optional Seasons Promise Fee........................   6
        Optional Income Protector Fee.......................   6
      Total Annual Portfolio Operating Expenses.............   6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................   8
THE SEASONS SELECTII VARIABLE ANNUITY.......................   9
PURCHASING A SEASONS SELECTII
  VARIABLE ANNUITY..........................................   9
      Allocation of Purchase Payments.......................  10
      Seasons Rewards Program...............................  11
      Accumulation Units....................................  12
      Free Look.............................................  13
      Exchange Offers.......................................  13
      Important Information for Military Servicemembers.....  13
INVESTMENT OPTIONS..........................................  13
      Variable Portfolios...................................  13
        Fidelity(R) Variable Insurance Products.............  14
        T. Rowe Price Equity Series, Inc....................  14
        Seasons Series Trust................................  14
        SunAmerica Series Trust.............................  14
      Premier Portfolios....................................  15
      Select Portfolios.....................................  15
      Focused Portfolios....................................  15
      Managed Allocation Portfolios.........................  15
      Seasons Strategies....................................  16
      Investment Options....................................  18
      Strategic Allocation Program..........................  19
      Substitution, Addition or Deletion of Variable
        Portfolios..........................................  20
      Fixed Accounts........................................  20
      Dollar Cost Averaging Fixed Accounts..................  21
      Dollar Cost Averaging Program.........................  21
      Transfers During the Accumulation Phase...............  22
      Automatic Asset Rebalancing Program...................  24
      Return Plus Program...................................  25
      Voting Rights.........................................  25
ACCESS TO YOUR MONEY........................................  25
      Free Withdrawal Amount................................  25
      Systematic Withdrawal Program.........................  27
      Nursing Home Waiver...................................  27
      Minimum Contract Value................................  27
      Qualified Contract Owners.............................  27
OPTIONAL LIVING BENEFITS....................................  27
      MarketLock Income Plus and MarketLock For Life
        Plus................................................  27
      MarketLock For Life...................................  36
      Additional Information About MarketLock Income
        Plus, MarketLock For Life Plus and MarketLock
        For Life............................................  40
      MarketLock and MarketLock For Two.....................  42
      Seasons Income Rewards................................  49
      Seasons Promise.......................................  51
      Income Protector......................................  52
MARKETLOCK EXTENSION PARAMETERS.............................  54
MARKETLOCK FEATURES EXTENSION PARAMETERS....................  54
DEATH BENEFITS..............................................  56
      Beneficiary Continuation Programs.....................  57
      Death Benefit Defined Terms...........................  57


      Standard Death Benefit................................  58
      Optional Combination HV & Roll-Up Death Benefit.......  59
      Optional Purchase Payment Accumulation Death
        Benefit.............................................  59
      Optional Maximum Anniversary Value Death Benefit......  59
      Optional EstatePlus Benefit...........................  60
      Spousal Continuation..................................  61
EXPENSES....................................................  62
      Separate Account Expenses.............................  62
      Withdrawal Charges....................................  62
      Underlying Fund Expenses..............................  63
      Contract Maintenance Fee..............................  63
      Transfer Fee..........................................  63
      Optional Living Benefits Fees.........................  63
      Optional Combination HV & Roll-Up Death Benefit
        Fee.................................................  63
      Optional Enhanced Death Benefit.......................  63
      Optional EstatePlus Fee...............................  64
      Premium Tax...........................................  64
      Income Taxes..........................................  64
      Reduction or Elimination of Fees, Expenses and
        Additional Amounts Credited.........................  64
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF
  THE CONTRACT..............................................  64
ANNUITY INCOME OPTIONS......................................  66
      The Income Phase......................................  66
      Annuity Income Options................................  66
      Fixed or Variable Annuity Income Payments.............  67
      Annuity Income Payments...............................  67
      Transfers During the Income Phase.....................  67
      Deferment of Payments.................................  67
TAXES.......................................................  68
      Annuity Contracts in General..........................  68
      Tax Treatment of Distributions - Non-Qualified
        Contracts...........................................  68
      Tax Treatment of Distributions - Qualified Contracts..  69
      Required Minimum Distributions........................  70
      Tax Treatment of Death Benefits.......................  70
      Tax Treatment of Optional Living Benefits.............  71
      Contracts Owned by a Trust or Corporation.............  71
      Foreign Account Tax Compliance ("FATCA")..............  71
      Other Withholding Tax.................................  71
      Gifts, Pledges and/or Assignments of a Contract.......  71
      Diversification and Investor Control..................  71
OTHER INFORMATION...........................................  72
      The Distributor.......................................  72
      The Company...........................................  72
      The Separate Account..................................  73
      The General Account...................................  73
      Financial Statements..................................  73
      Administration........................................  74
      Legal Proceedings.....................................  74
      Registration Statements...............................  74
CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION...............................................  75
APPENDIX A - CONDENSED FINANCIAL INFORMATION................ A-1
APPENDIX B - MARKETLOCK INCOME PLUS
  EXTENSION PARAMETERS FOR CONTRACTS
  PURCHASED PRIOR TO MAY 4, 2009............................ B-1
APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.............................................. C-1
APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY............................................... D-1
APPENDIX E - THE GUARANTEE FOR CONTRACTS
  ISSUED PRIOR TO DECEMBER 29, 2006......................... E-1



                                       2

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--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL"). The term "we," "us" and "our" are also used to identify the issuing Company.


CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: American Funds Global Growth SAST, American Funds Growth SAST, and American Funds Growth-Income SAST Variable Portfolios.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds. Each Managed Allocation Portfolio is structured as a Fund-of-Funds, investing its assets in a combination of Variable Portfolios.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.


INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first business day of the month following your 95th birthday or tenth contract anniversary, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us under the Seasons Rewards Program. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEASONS REWARDS PROGRAM - A program that provides a Payment Enhancement in exchange for a surrender charge that declines over 9 years.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the Fidelity(R) Variable Insurance Products Trust, Seasons Series Trust, SunAmerica Series Trust and T. Rowe Price Equity Series, Inc.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - Refers to the Premier Portfolios, Select Portfolios, Focused Portfolios, Managed Allocation Portfolios and/or Seasons Strategies. The Variable Portfolios, which are subaccounts of the Separate Account, invest in the Underlying Funds of the Seasons Series Trust, SunAmerica Series Trust, Fidelity(R) Variable Insurance Products Trust and T. Rowe Price Equity Series, Inc.



                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Seasons SelectII Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

This variable annuity contract may provide you with Payment Enhancements that are invested in your contract as earnings.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request minus any applicable Payment Enhancement, if you elected Seasons Rewards. The contract value refunded may be more or less than your original Purchase Payments. However, you receive any gain and we bear any loss on any applicable Payment Enhancement. If your contract was issued as an IRA or if required by certain states, we will return the greater of your original Purchase Payment(s) or the contract value minus any applicable Payment Enhancements. We will return your original Purchase Payments if required by law. PLEASE SEE PURCHASING A SEASONS SELECTII VARIABLE ANNUITY AND FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which is currently waived for contracts of $50,000 or more. We also deduct separate account charges, which equal 1.40% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25% (0.15% if you purchased your contract prior to November 17, 2003). If you elect optional features available under the contract, we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. Your contract provides for a free withdrawal amount each year. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years or nine complete years if you elected the Seasons Rewards Program, withdrawal charges no longer apply to that Purchase Payment. PLEASE SEE FEE TABLE, PURCHASING A SEASONS SELECTII VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may have elected one of the optional living benefits that were available under your contract for an additional fee. These living benefits were designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.


ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       4

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WE ALSO OFFER CONTRACTS THAT DO NOT OFFER THE SEASONS REWARDS PROGRAM. ELECTING THE SEASONS REWARDS PROGRAM DOES NOT RESULT IN HIGHER SEPARATE ACCOUNT CHARGES. HOWEVER, A CONTRACT WITHOUT THE SEASONS REWARDS PROGRAM HAS A SHORTER AND LOWER SURRENDER CHARGE SCHEDULE. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES



MAXIMUM WITHDRAWAL CHARGES
(AS A PERCENTAGE OF EACH PURCHASE PAYMENT)(1)..... 9%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.



PREMIUM TAX(2)..... 3.5%


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)........ $35 per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Fee(4)........................... 1.40%
  Optional Combination HV & Roll-Up Death Benefit
     Fee............................................ 0.65%
  Optional Enhanced Death Benefit Fee............... 0.15%
  Optional EstatePlus Fee(5)........................ 0.25%
                                                     ----
  MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES(6)....... 2.05%
                                                     ====

ADDITIONAL OPTIONAL FEATURE FEES


OPTIONAL MARKETLOCK INCOME PLUS FEE
(calculated as a percentage of the Income Base)(7)


NUMBER OF COVERED PERSONS       ANNUALIZED FEE
------------------------------ ---------------
  For One Covered Person......      1.10%
  For Two Covered Persons.....      1.35%

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE
(calculated as a percentage of the Income Base)(7)


NUMBER OF COVERED PERSONS       ANNUALIZED FEE
------------------------------ ---------------
  For One Covered Person......      0.95%
  For Two Covered Persons.....      1.25%

OPTIONAL MARKETLOCK FOR LIFE FEE
(calculated as a percentage of the Income Base)(8)


NUMBER OF COVERED PERSONS       ANNUALIZED FEE
------------------------------ ---------------
  For One Covered Person......      0.70%
  For Two Covered Persons.....      0.95%


OPTIONAL MARKETLOCK FEE
(calculated as a percentage of the MAV Benefit Base)(9)


                                                    ANNUALIZED FEE
                                                   ---------------
  All years in which the feature is in effect.....      0.65%

OPTIONAL MARKETLOCK FOR TWO FEE
(calculated as a percentage of the MAV Benefit Base)(9)


ALL YEARS IN WHICH THE FEATURE IS IN EFFECT     ANNUALIZED FEE
---------------------------------------------- ---------------
  Prior to Any Withdrawal.....................      0.40%
  After the First Withdrawal..................      0.80%

OPTIONAL SEASONS INCOME REWARDS FEE
(calculated as a percentage of the Withdrawal Benefit Base)(10)


CONTRACT YEAR     ANNUALIZED FEE
---------------- ---------------
  0-7...........      0.65%
  8-10..........      0.45%
  11+...........      none

OPTIONAL SEASONS PROMISE FEE
(calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date)(11)


CONTRACT YEAR     ANNUALIZED FEE
---------------- ---------------
  0-7...........      0.50%
  8-10..........      0.25%
  11+...........      none



OPTIONAL INCOME PROTECTOR FEE
(calculated as a percentage of your Income
  Benefit Base)(12).......................... 0.10%


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(AS OF MARCH 31, 2015)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND AND FUND-OF-FUNDS EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS, THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(13)   MAXIMUM(13)
-------------------------------------------- ------------- ------------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.65%         1.43%



                                       6



FOOTNOTES TO THE FEE TABLE:


 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 or 9 years depending on whether you elected Seasons Rewards, as follows:


YEARS SINCE RECEIPT:..........   1    2    3    4    5    6    7    8    9   10+
  Without Seasons Rewards..... 7%   6%   6%   5%   4%   3%   2%   0%   0%    0%
  With Seasons Rewards........ 9%   8%   7%   6%   6%   5%   4%   3%   2%    0%

     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.


 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


 3 The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more. PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.

 4 If you do not elect any optional features, your total separate account annual expenses would be 1.40%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

 5 EstatePlus is an optional earnings enhancement death benefit. EstatePlus can only be elected if the optional Maximum Anniversary Value or Purchase Payment Accumulation death benefit is also elected. This feature is not available on contracts issued in Washington.

 6 The Combination HV & Roll-Up death benefit is not available on contracts issued in Washington. You cannot elect the Combination HV & Roll-Up death benefit if you elect the Maximum Anniversary Value, Purchase Payment Accumulation and EstatePlus death benefits and/or a living benefit. Therefore, the Maximum Separate Account Annual Expenses of 2.05% reflects election of the Combination HV & Roll-Up death benefit only.

 7 MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal benefits. The annual fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For contracts issued between May 1, 2008 and April 30, 2009, the fee for MARKETLOCK INCOME PLUS is as follows: 0.95% for one covered person and 1.20% for two covered persons. For contracts issued prior to May 1, 2009, the fee for MARKETLOCK FOR LIFE PLUS +6% OPTION is as follows: 0.65% for one covered person and 0.90% for two covered persons and the fee for MARKETLOCK FOR LIFE PLUS +7% OPTION is as follows: 0.75% for one covered person and 1.00% for two covered persons. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below.

 8 MarketLock For Life is an optional guaranteed minimum withdrawal benefit.
   The annual fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below.

 9 MarketLock and MarketLock For Two are optional guaranteed minimum withdrawal benefits. The annual fee is calculated as a percentage of the MAV Benefit Base which determines the basis of the guaranteed benefit. The applicable annualized fee is deducted from your contract value at the end of the first quarter following the election and quarterly thereafter. For a complete description of how the MAV Benefit Base is calculated, please see OPTIONAL LIVING BENEFITS below.

 10 Seasons Income Rewards is an optional guaranteed minimum withdrawal benefit. The annual fee is calculated as a percentage of the Withdrawal Benefit Base which determines the basis for the guaranteed benefit. The fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFITS below.

 11 Seasons Promise is an optional guaranteed minimum accumulation benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For contracts issued between February 10, 2003 and April 30, 2004, the fee is as follows: 0.45% for Years 0-7, 0.15% for Years 8-10, no fee for Years 11+. For contracts issued between September 30, 2002 and February 7, 2003, the fee is as follows: 0.35% for Years 0-7, 0.10% for Years 8-10, no fee for Years 11+. For a complete description of how the fee is calculated, please see
   OPTIONAL LIVING BENEFITS below.

 12 Income Protector is an optional guaranteed minimum income benefit. The fee is deducted annually from your contract value. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFITS below.


 13 The maximum expense is for an Underlying Fund of Seasons Series Trust, as of its fiscal year ended March 31, 2015. The minimum expense is for an Underlying Fund of Fidelity(R) Variable Insurance Products Trust, as of its fiscal year ended December 31, 2014.



                                       7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:




MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 1.80%, (including election of Seasons Rewards, the optional Maximum Anniversary Value death benefit and EstatePlus), the optional MarketLock Income Plus feature (1.35%) and investment in an Underlying Fund with total expenses of 1.43%.)

(1)   If you surrender your contract at the end of the applicable time period:


   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,364      $2,097      $2,937      $4,717


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:5



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $464     $1,397      $2,337      $4,717


MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 1.40%, no election of optional features, and investment in an Underlying Fund with total expenses of 0.65%.)





(1)   If you surrender your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $913     $1,258      $1,529      $2,431



(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:




 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $213     $658        $1,129      $2,431



EXPLANATION OF EXPENSE EXAMPLES




1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $50,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.


2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the MarketLock Income Plus fee, equals contract value and that no withdrawals are taken during the stated period.

    In addition, depending on the state in which your contract was issued, your expenses may be lower.

4. Expense Examples with election of the Seasons Rewards program reflect the Seasons Rewards withdrawal charge schedule, but do not reflect any upfront Payment Enhancement.

5. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

6. The Maximum Expense Examples do not reflect election of the Combination HV & Roll-Up Death Benefit which would result in 2.05% maximum separate account expenses because this death benefit cannot be elected with any optional living benefit.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       8

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     THE SEASONS SELECTII VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         PURCHASING A SEASONS SELECTII

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                                                               MINIMUM
                                                 MINIMUM      AUTOMATIC
                           MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                               PURCHASE         PURCHASE       PURCHASE
                               PAYMENT           PAYMENT       PAYMENT
        Qualified         $2,000              $500           $100
      Non-Qualified       $5,000              $500           $100

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100. We will not accept subsequent Purchase Payments from contract owners age 86 or older.


We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.


                                       9



Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase


                                       10



Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.


SEASONS REWARDS PROGRAM

If you were age 80 or younger at the time your contract was issued you may have elected to participate in this program at contract issue. We contribute an upfront Payment Enhancement and, if available, a deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elected to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. PLEASE SEE EXPENSES BELOW. These withdrawal charges may offset the value of any Payment Enhancement, if you make an early withdrawal. Amounts we contribute to your contract under this program are considered earnings and are allocated to your contract as described below. There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Seasons Rewards program may not perform as well as the contract without the program.

Purchase Payments may not be invested in dollar cost averaging Fixed Accounts if you participate in the Seasons Rewards program. However, you may use other Fixed Account options, if available, for dollar cost averaging. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW.

SEASONS REWARDS ENHANCEMENT LEVELS

Each enhancement level is a range of dollar amounts, which may correspond to different enhancement rates and dates. The enhancement level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments we determine your enhancement level by adding your contract value on the date we receive each subsequent Purchase Payment to the amount of the subsequent Purchase Payment. Enhancement levels may change from time to time, at our sole discretion.


UPFRONT PAYMENT ENHANCEMENT

An upfront Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment. We calculate an upfront Payment Enhancement amount as a percentage of each Purchase Payment. We refer to this percentage amount as the upfront Payment Enhancement Rate. We periodically review and establish the upfront Payment Enhancement Rate, which may increase or decrease at any time, but will never be less than 2%. The applicable upfront Payment Enhancement Rate is the rate in effect for the applicable enhancement level at the time we receive each Purchase Payment under your contract. The upfront Payment Enhancement amounts are allocated among Variable Portfolios and available Fixed Accounts according to the current allocation instructions on file when we receive each Purchase Payment.


DEFERRED PAYMENT ENHANCEMENT

A deferred Payment Enhancement is an amount we may add to your contract on a stated future date (the "deferred Payment Enhancement date"). We calculate a deferred Payment Enhancement amount, if applicable, as a percentage of each Purchase Payments received at the time we receive the Purchase Payment. We refer to this percentage amount as the deferred Payment Enhancement Rate. We periodically review and establish the deferred Payment Enhancement Rates and deferred Payment Enhancement dates. The deferred Payment Enhancement Rate being offered may increase, decrease or be eliminated by us at any time. The deferred Payment Enhancement date, if applicable, may change at any time. The applicable deferred Payment Enhancement date and deferred Payment Enhancement Rate are those which may be in effect for the applicable enhancement level at the time when we receive each Purchase Payment. Any applicable deferred Payment Enhancement, when credited, is allocated to the Cash Management Variable Portfolio.

If you withdraw any portion of a Purchase Payment, to which a deferred Payment Enhancement applies, prior to the deferred Payment Enhancement date, we reduce the amount of the corresponding deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of determining the deferred


                                       11



Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.

We will not allocate any applicable deferred Payment Enhancement, if any, to your contract if the following circumstances occur prior to the deferred Payment Enhancement date:

     o     You surrender your contract;

     o     A death benefit is paid on your contract;

     o     You switch to the Income Phase of your contract; or

     o     You fully withdraw the corresponding Purchase Payment.


90 DAY WINDOW

As of the 90th day after your contract was issued, we will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an enhancement level which, as of the date we issued your contract, would have provided for a higher upfront and/or deferred Payment Enhancement rate on each Purchase Payment, you will get the benefit of the enhancement rate(s) that were applicable to that higher enhancement level at the time your contract was issued ("Look Back Adjustment"). We will add any applicable upfront Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable upfront and/or deferred Look Back Adjustment, on or about the 90th day following the date of contract issuance. We will allocate any applicable upfront Look Back Adjustment according to your then current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution and if applicable, to the Cash Management Variable Portfolio, for a deferred Look Back Adjustment.


CURRENT ENHANCEMENT LEVELS

The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement date applicable to all Purchase Payments as of the date of this prospectus are:


                        UPFRONT PAYMENT     DEFERRED PAYMENT
ENHANCEMENT LEVEL      ENHANCEMENT RATE     ENHANCEMENT RATE
 Under $500,000              4%                   0%
 $500,000 - more             5%                   0%

We are currently not offering a Deferred Payment Enhancement Rate.

We reserve the right to modify, suspend or terminate the Seasons Rewards program at any time for prospectively issued contracts and for subsequent Purchase Payments.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every business day, by multiplying the Accumulation Unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by adding the Purchase Payment and Payment Enhancement, if applicable, and dividing that amount, by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE (CONTRACTS WITHOUT SEASONS REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.


     EXAMPLE (CONTRACTS WITH SEASONS REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. If the Payment Enhancement is 2% of your Purchase Payment, we would add a Payment Enhancement of $500 to your contract. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,500 by $11.10 and credit your contract on Wednesday with 2,297.2973 Accumulation Units for Variable Portfolio A.


                                       12




Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.



FREE LOOK

You may cancel your contract within ten days after receiving it. Your state may require a longer free look period. We call this a "free look." Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center minus the Free Look Payment Enhancement Deduction, if applicable. If you elect the Seasons Rewards feature, the Free Look Payment Enhancement Deduction is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your free look request; or (2) the Payment Enhancement amount(s), if any, which we allocated to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to put your money and the Payment Enhancement, if you elected the Seasons Rewards feature, in the Cash Management Variable Portfolio during the free look period and will allocate your money and the Payment Enhancement according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS



The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.


                                       13



You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.


The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.


     FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2 SHARES

     The following Variable Portfolios are part of the Fidelity Variable Insurance Products: Fidelity VIP Equity-Income, Fidelity VIP
     Contrafund(R), Fidelity VIP Mid Cap, Fidelity VIP Overseas and Fidelity VIP Investment Grade Bond. Fidelity Management and Research Company is the investment adviser for these funds.


     T. ROWE PRICE EQUITY SERIES, INC. -- CLASS 2 SHARES

     The following Variable Portfolios are part of the T. Rowe Price Equity Series, Inc. Trust: T. Rowe Price Blue Chip Growth II and T. Rowe Price Equity Income II. T. Rowe Price Associates, Inc. is the investment adviser for this Trust.


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser"), an affiliate of the Company. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Select Portfolios, Focused Portfolios, Managed Allocation Portfolios and Seasons Strategies listed below are part of Seasons Series Trust. SAAMCo manages this Trust and engages subadvisers to provide investment advice for certain of the Underlying Funds.

     Special note should be taken of the similarities and differences between the Managed Allocation Portfolios and the Seasons Strategies, described in detail below. Each alternative reflects an allocation model. The Managed Allocation Portfolios differ from the Seasons Strategies in the following respects. The Managed Allocation Portfolios are Fund-of-Funds; a professional manager actively manages the Managed Allocation Portfolios' investments in certain Underlying Funds of the Seasons Series Trust. The Seasons Strategies are not Fund-of-Funds and are limited to investment in the specified funds of the Seasons Series Trust with a pre-determined target asset allocation mix that does not change over the life of the contract. Thus, the Managed Allocation Portfolios are responsive to changing market conditions, and current judgments of professional management, while the Seasons Strategies assume that the pre-determined asset allocation mix will continue to be consistent with its risk objective. Please read the descriptions of each alternative carefully for more details.

     If you purchased your contract prior to November 17, 2003, Class 2 Shares of certain Underlying Funds of Seasons Series Trust were offered in your contract. PLEASE SEE APPENDIX A BELOW FOR DETAILS.


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES


            MASTER-FEEDER FUNDS

            The following Variable Portfolios are part of SunAmerica Series
            Trust: American Funds Global Growth SAST, American Funds Growth SAST and American Funds Growth-Income SAST. These Underlying Funds have a Master-Feeder structure. Capital Research and Management Company is the investment adviser of the Master Funds in which the Feeder Funds invest. SAAMCo manages the Feeder Funds.

            Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the


                                       14



            Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

            Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


            SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO AND SUNAMERICA DYNAMIC STRATEGY PORTFOLIO

            SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.


            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


            CASH MANAGEMENT

            SAST also offers the Cash Management Variable Portfolio. During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.



PREMIER PORTFOLIOS

The Premier Portfolios reflect the investment expertise of one or more investment managers and offer a broad range of investment categories.


SELECT PORTFOLIOS

The Select Portfolios each have a distinct investment objective, utilizing a disciplined investing style to achieve its objective. Each Select Portfolio invests in an Underlying Fund of the Seasons Series Trust. Except for the Cash Management Variable Portfolio and the Real Return Variable Portfolio, each Select Portfolio is managed by multiple managers. One component of each Select Portfolio, with the exception of the Cash Management Variable Portfolio and the Real Return Variable Portfolio, invests in a passively managed component that tracks a particular target index or subset of an index. The passively managed component of each Select Portfolio is intended to balance some of the risks associated with an actively traded portfolio. Please see the Seasons Series Trust prospectus for additional information regarding the management of the Select Portfolios.


FOCUSED PORTFOLIOS

Each multi-managed Focused Portfolio offers you at least two different managers. Each manager advises a separate portion of the Focused Portfolio. Each manager actively selects a limited number of stocks that represent their best stock selections. This approach to investing results in a more concentrated portfolio, which will be less diversified than other Variable Portfolios, and may be subject to greater market risks.


MANAGED ALLOCATION PORTFOLIOS

Each Managed Allocation Portfolio has a different investment goal and is structured as a Fund-of-Funds, investing its assets in a combination of the Select Portfolios and the Focused Portfolios. A Fund-of-Funds generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional


                                       15



management in determining which funds to select, how much of their assets to commit to each fund, and when to make that selection.

Each Managed Allocation Portfolio is managed by Ibbotson Associates, Inc. ("Ibbotson"). Ibbotson creates a target allocation annually for each Managed Allocation Portfolio. The target allocation will reflect the percentage in which a Managed Allocation Portfolio should invest in its Underlying Funds. Due to market movements, portfolio management decisions or cash flow considerations, Ibbotson may determine that a Managed Allocation Portfolio's investments in its Underlying Funds require adjustments in order to meet its target allocation. Generally, Ibbotson will manage the investments among the Underlying Funds for each Managed Allocation Portfolio to match its target allocation and to rebalance assets back to the target allocation, as it deems necessary.

This approach allows the Managed Allocation Portfolios to offer professional asset management on two levels: 1) the fund management of each underlying Select and Focused Portfolio; and 2) the overlay portfolio management provided by Ibbotson.

The four Managed Allocation Portfolios' objectives and investment strategies are:


MANAGED
ALLOCATION
PORTFOLIOS      OBJECTIVE             INVESTMENT STRATEGY
 Allocation     Long-term capital     Invests primarily in equity-based
 Growth         appreciation          portfolios. Designed to provide higher
                                      growth potential, while maintaining
                                      risk at a reasonable level.
 Allocation     Long-term capital     Focuses on equity investing to help
 Moderate       appreciation          maximize growth potential, but also
 Growth                               invests a portion of its assets in the
                                      bond market for income.
 Allocation     Long-term capital     Combines equity investing with
 Moderate       appreciation and      increased exposure to fixed income
                moderate current      investing. Designed for investors who
                income                want growth, but who are also
                                      seeking a moderate level of income.
 Allocation     Long-term capital     Offers the greatest exposure to fixed
 Balanced       appreciation and      income. Designed for investors who
                income                need greater balance of growth
                                      potential and current income.

If you invest in a Managed Allocation Portfolio, you pay the expenses of the Managed Allocation Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Funds in which the Managed Allocation Portfolio invests. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure.


SEASONS STRATEGIES

Each Seasons Strategy has a different investment objective and is a Variable Portfolio of the Separate Account that invests in three Underlying Funds of Seasons Series Trust. The allocation of money among these Underlying Funds varies depending on the objective of the Seasons Strategy. The Seasons Strategies are designed utilizing an asset allocation approach to meet your investment needs over time, considering factors such as your age, goals and risk tolerance. However, each Seasons Strategy is designed to achieve different levels of growth over time.

The three Underlying Funds in which a Seasons Strategy can invest are detailed in the pie chart on the following page. The Underlying Funds comprising the Seasons Strategies may only be purchased by the Seasons Strategies.

The Seasons Strategies use an investment approach based on asset allocation. This approach is achieved by each Seasons Strategy investing in distinct percentages in three specific Underlying Funds. In turn, the Underlying Funds invest in a combination of domestic and international stocks, bonds and cash. The goal for each Seasons Strategy is to have a specified asset mix of stocks, bonds and cash in accordance with the specified objective of the Seasons Strategy and relative to the Underlying Funds in which the Seasons Strategy invests. The stated target asset allocation percentages and the mix of Underlying Funds comprising each Seasons Strategy do not change for the life of the contract. Please see the Seasons Series Trust prospectus which describes in detail the Underlying Funds that comprise each Seasons Strategy.


SEASONS STRATEGY REBALANCING

Each quarter a rebalancing occurs among the Underlying Funds of the Season Strategies to realign each Seasons Strategy with its distinct percentage investment detailed below. This rebalancing is designed to help maintain the asset allocation mix for each Seasons Strategy. The pie charts on the following page demonstrate the asset allocation mix for each Seasons Strategy and the percentage allocation of each Underlying Fund in which the Seasons Strategy invests.

Before the end of each quarter (or as close to such date as is administratively practicable), your money will be allocated among the various Underlying Funds according to the percentages set forth on the next page. Additionally, within each Multi-Managed Portfolio, as identified below, your investment will be rebalanced among the various components. Rebalancing a Seasons Strategy may involve shifting a portion of assets out of Underlying Funds with higher returns into Underlying Funds with relatively lower returns.

                                       16


                                GROWTH STRATEGY
     GOAL: Long-term growth of capital, allocating its assets primarily to stocks. This Seasons Strategy may be best suited for those with longer periods to invest.


            Target Asset Allocation:
     Stocks 80%            Bonds 15%     Cash 5%


 [seasons-select_pie1]

                            BALANCED GROWTH STRATEGY
     GOAL: Focuses on conservation of principal by investing in a more balanced weighting of stocks and bonds, with a secondary objective of seeking a high total return. This Seasons Strategy may be best suited for those approaching retirement and with less tolerance for investment risk.


            Target Asset Allocation:
     Stocks 55%            Bonds 40%     Cash 5%


 [seasons-select_pie3]


                            MODERATE GROWTH STRATEGY
     GOAL: Growth of capital through investments in equities, with a secondary objective of conservation of principal by allocating more of its assets to bonds than the Growth Strategy. This Seasons Strategy may be best suited for those nearing retirement years but still earning income.


            Target Asset Allocation:
     Stocks 70%            Bonds 25%     Cash 5%


 [seasons-select_pie2]

                          CONSERVATIVE GROWTH STRATEGY
     GOAL: Capital preservation while maintaining some potential for growth over the long term. This Seasons Strategy may be best suited for those with lower investment risk tolerance.


            Target Asset Allocation:
     Stocks 42%            Bonds 53%     Cash 5%


 [seasons-select_pie4]


                                       17

INVESTMENT OPTIONS

Each Variable Portfolio and its respective managers are:



PREMIER PORTFOLIOS                        MANAGED BY:
AMERICAN FUNDS GLOBAL GROWTH SAST         Capital Research and Management Company
AMERICAN FUNDS GROWTH SAST                Capital Research and Management Company
AMERICAN FUNDS GROWTH-INCOME SAST         Capital Research and Management Company
FIDELITY VIP CONTRAFUND(R)                Fidelity Management and Research Company
FIDELITY VIP EQUITY-INCOME                Fidelity Management and Research Company
FIDELITY VIP INVESTMENT GRADE BOND        Fidelity Management and Research Company
FIDELITY VIP MID CAP                      Fidelity Management and Research Company
FIDELITY VIP OVERSEAS                     Fidelity Management and Research Company
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO   SunAmerica Asset Management, LLC ("SAAMCo") and AllianceBernstein L.P.
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO     SAAMCo and AllianceBernstein L.P.
T. ROWE PRICE BLUE CHIP GROWTH II         T. Rowe Price Associates, Inc. ("T. Rowe Price")
T. ROWE PRICE EQUITY INCOME II            T. Rowe Price
SELECT PORTFOLIOS                         MULTI-MANAGED BY:
LARGE CAP GROWTH                          Goldman Sachs Asset Management, L.P., Janus Capital Management ("Janus"), LLC and
                                          SAAMCo
LARGE CAP VALUE                           T. Rowe Price, Wellington Management Company, LLP ("Wellington") and SAAMCo
MID CAP GROWTH                            T. Rowe Price, Wellington and SAAMCo
MID CAP VALUE                             Goldman Sachs Asset Management, L.P., Massachusetts Financial Services Company and
                                          SAAMCo
SMALL CAP                                 ClearBridge Advisors, LLC and J.P. Morgan Investment Management, Inc. ("JPMorgan")
INTERNATIONAL EQUITY                      Janus, T. Rowe Price and SAAMCo
DIVERSIFIED FIXED INCOME                  Wellington and PineBridge
REAL RETURN                               Wellington
CASH MANAGEMENT                           BofA Advisors, LLC
FOCUSED PORTFOLIOS                        MULTI-MANAGED BY:
FOCUS GROWTH                              Janus and Marsico Capital Management, LLC
FOCUS VALUE                               JPMorgan and Northern Trust Investments, N.A.
MANAGED ALLOCATION PORTFOLIOS             MANAGED BY:
ALLOCATION GROWTH                         Ibbotson Associates, Inc. ("Ibbotson")
ALLOCATION MODERATE GROWTH                Ibbotson
ALLOCATION MODERATE                       Ibbotson
ALLOCATION BALANCED                       Ibbotson
SEASONS STRATEGIES                        MULTI-MANAGED BY:
                                          JPMorgan, Janus, Lord Abbett, Putnam Investment Management, LLC ("Putnam"), T. Rowe
                                          Price, PineBridge and Wellington
GROWTH STRATEGY                           (which invests in Stock Portfolio, Asset Allocation: Diversified Growth Portfolio and
                                          Multi-Managed Growth Portfolio)
MODERATE GROWTH STRATEGY                  (which invests in Stock Portfolio, Asset Allocation: Diversified Growth Portfolio and
                                          Multi-Managed Moderate Growth Portfolio)
BALANCED GROWTH STRATEGY                  (which invests in Stock Portfolio, Asset Allocation: Diversified Growth Portfolio and
                                          Multi-Managed Income/Equity Portfolio)
CONSERVATIVE GROWTH STRATEGY              (which invests in Stock Portfolio, Asset Allocation: Diversified Growth Portfolio and

                                          Multi-Managed Income Portfolio)


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/ANNUITIES. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       18



STRATEGIC ALLOCATION PROGRAM

PROGRAM DESCRIPTION

The Strategic Allocation Program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Strategic Allocation Program allows you to choose from one of the four Strategic Allocations designed to assist in meeting your stated investment goals.

Each of the Strategic Allocations allocate 33% of your investment in a STRATEGIC MODEL and the remaining 67% in a MANAGED ALLOCATION PORTFOLIO to attempt to match a stated investment time horizon and risk tolerance (the "Primary Allocation"). Each Strategic Model is comprised of a combination of Variable Portfolios (the "Secondary Allocation"). Each Managed Allocation Portfolio is a Fund-of-Funds. The 33% of your investment allocated to the Strategic Model is considered "static" because the composition of the Strategic Model will not be changed by us and is not actively managed. However, the 67% of your investment allocated to the Managed Allocation Portfolio is considered "active" because each Managed Allocation Portfolio is an Underlying Fund that an investment adviser manages in order to maintain the investment objective of the Managed Allocation Portfolio. FOR MORE INFORMATION, PLEASE SEE MANAGED ALLOCATION PORTFOLIOS ABOVE.


ENROLLING AND INVESTING IN THE STRATEGIC ALLOCATION PROGRAM

You may enroll in the Strategic Allocation Program by selecting a Strategic Allocation on the contract application form. You and your financial representative should determine the Strategic Allocation most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Strategic Allocation by sending a written request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Strategic Allocation through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM BELOW.

You may only invest in one Strategic Allocation at a time and participation in the Strategic Allocation Program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in a Strategic Allocation. If you attempt to split your investment between one or more Strategic Allocations, your investment may no longer be consistent with the Strategic Allocations' intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Strategic Allocation, such an investment may no longer be consistent with the Strategic Allocation's intended objectives. You can transfer 100% of your investment from one Strategic Allocation to a different Strategic Allocation at any time.

WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the Variable Portfolios in the Strategic Allocation unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Strategic Allocation, your investment may no longer be consistent with the Strategic Allocation's intended objectives. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.


REBALANCING

You can elect to have your investment in the Strategic Allocations rebalanced quarterly, semi-annually or annually to maintain the target asset allocation among the Variable Portfolios of the Strategic Allocation you selected. If you make such an election to rebalance, both the Primary Allocation and the Secondary Allocation will be rebalanced to equal the 67%/33% split discussed above. The target allocations of the Underlying Funds of each Managed Allocation Portfolio are not rebalanced as part of the Strategic Allocation Program. PLEASE SEE MANAGED ALLOCATION PORTFOLIOS ABOVE. Over time, the Strategic Allocation may no longer align with its original investment objective due to the effects of Underlying Fund performance, changes in the Underlying Funds, and the ever-changing investment markets. Therefore, if you do not elect to have your investment in the Strategic Allocation rebalanced at least annually, then your investment may no longer be consistent with the Strategic Allocation's intended objectives. In addition, your investment needs may change.

If you elect certain optional living benefits, you will automatically be enrolled in the Automatic Asset Rebalancing Program and your contract will be rebalanced in accordance with the investment requirements of the living benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


IMPORTANT INFORMATION ABOUT THE STRATEGIC ALLOCATION PROGRAM

The Strategic Allocation Program is not intended as ongoing or personalized advice about investing in the Variable Portfolios. We do not provide investment advice regarding whether a Strategic Allocation should be selected or rebalanced or whether it remains appropriate for any individual to invest in accordance with any particular Strategic Allocation as your investment needs change.

The Strategic Allocation Program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Strategic Allocations may have been built. Also, allocation to a single asset class may outperform a Strategic Allocation, so that you could have better investment returns investing in a single asset class than in a Strategic Allocation. However, such a strategy


                                       19



may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Strategic Allocation will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Strategic Allocations represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Strategic Allocations meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Strategic Allocations can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE STRATEGIC ALLOCATION PROGRAM AT ANY TIME.


STRATEGIC ALLOCATIONS


                                                                    STRATEGIC
                                      STRATEGIC      STRATEGIC     ALLOCATION     STRATEGIC
                                     ALLOCATION     ALLOCATION      MODERATE      ALLOCATION
       VARIABLE PORTFOLIOS            BALANCED       MODERATE        GROWTH         GROWTH
 Allocation Balanced                 67.00%          0.00%          0.00%          0.00%
 Allocation Growth                    0.00%          0.00%          0.00%         67.00%
 Allocation Moderate                  0.00%         67.00%          0.00%          0.00%
 Allocation Moderate Growth           0.00%          0.00%         67.00%          0.00%
 American Funds Global Growth
   SAST                               1.98%          2.31%          2.64%          4.29%
 American Funds Growth SAST           0.66%          0.99%          1.32%          1.65%
 American Funds
   Growth-Income SAST                 1.32%          1.65%          1.98%          2.31%
 Fidelity VIP Contrafund(R)           0.99%          1.32%          1.98%          2.64%
 Fidelity VIP Equity-Income           2.64%          2.97%          3.30%          3.30%
 Fidelity VIP Investment Grade
   Bond                              15.51%         10.56%          6.93%          1.32%
 Fidelity VIP Mid Cap                 3.96%          5.61%          6.27%          7.26%
 Fidelity VIP Overseas                1.98%          2.64%          3.30%          4.29%
 T. Rowe Price Blue Chip
   Growth II                          0.99%          1.32%          1.32%          1.65%
 T. Rowe Price Equity Income II       2.97%          3.63%          3.96%          4.29%
                            TOTAL   100.00%        100.00%        100.00%        100.00%

The Strategic Allocations and their respective investment allocations amongst the Variable Portfolios listed above are current as of the date of this prospectus. Once you invest in a Strategic Allocation, your investments are considered "static" because the Variable Portfolios and the percentages of your contract value allocated to each Variable Portfolio within the Strategic Allocation will not be changed by us. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Strategic Allocation in line with your investment goals.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal.


                                       20



When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file. The 6-month, 1-Year and 2-Year DCA Fixed Accounts may not be available in your state. Please check with your financial representative for availability.

Purchase Payments may not be invested in DCA Fixed Accounts if you elect the Seasons Rewards program.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


                                       21



     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.



TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by


                                       22



facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 16, 2014 and within the previous twelve months (from August 17, 2013 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2014 must be submitted by U.S. Mail (from August 17, 2014 through August 16, 2015).


U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services


                                       23



may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect an optional living benefit with investment requirements, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise. However, automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU IF WE EXERCISE THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.



                                       24



RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts and available for no additional charge, allocates your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.


     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.


If you have elected an Optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, the additional amount of the Withdrawal that exceeds the Maximum Annual Withdrawal Amount that may be considered a Free Withdrawal will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base and future income payments. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.



FREE WITHDRAWAL AMOUNT


Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. AS A RESULT, IF YOU FULLY SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUSLY WITHDRAWN FREE WITHDRAWALS OR ANY WITHDRAWALS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS UPON A FULL SURRENDER FOR THE PURPOSES OF CALCULATING THE WITHDRAWAL CHARGE.


Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     o Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     o Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.


                                       25



When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, during the first contract year, your free withdrawal amount is the greatest of:

     (1)    your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, after the first contract year, your free withdrawal amount is the greatest of (1), (2) or (3) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1)    your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you do not elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, the provisions below describe your free withdrawal amount.

During the first contract year, your free withdrawal amount is the greater of:

     (1)    your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

After the first contract year, your free withdrawal amount is the greater of
(1) or (2) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1)    your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge.

Amounts withdrawn free of a withdrawal charge under the 10% provision do not reduce the amount you invested for purposes of calculating the withdrawal charge and penalty-free earnings. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals under the 10% provision would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

If you participate in the Seasons Rewards program, you will not receive any deferred Payment Enhancement if you fully withdraw a Purchase Payment or if you surrender your contract prior to the corresponding Deferred Payment Enhancement Date.

Although we do not assess a withdrawal charge when you take a 10% free withdrawal of the total invested amount we will proportionally reduce the amount of any corresponding Deferred Payment Enhancement. PLEASE SEE SEASONS REWARDS PROGRAM ABOVE.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 6% is the applicable percentage) [B x C=$6,000]

     D=  Your full contract value ($84,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100 after the withdrawal, and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you provide us with different instructions, partial withdrawals


                                       26



will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio, Fixed Account or DCA Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

Upon notification of your death, we will terminate the Systematic Withdrawal program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU IF WE EXERCISE THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES
BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

None of the living benefits described below are currently available for election.


MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS

The MarketLock Income Plus living benefit may vary depending on when you purchased your contract, please see details below. The MarketLock For Life Plus living benefit may vary depending on the option you elected when you purchased your contract, please see details below.

MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal features, available for an additional fee. The features are designed to help you create a guaranteed income stream that may last as long as you live, or as long as you or your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature elected. These features may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may not need to rely on the feature as its value is dependent on your contract's performance, your withdrawal activity and your longevity.


                                       27



MarketLock Income Plus and MarketLock For Life Plus offer guaranteed lifetime income plus the opportunity to lock in the greater of investment gains or an annual Income Credit (previously referred to as "Bonus").

These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The features guarantee that only certain Purchase Payments received during the contract's first five years are included in the Income Base (previously referred to as "Benefit Base").

Please remember that all withdrawals, including withdrawals taken under these features, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under these features will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the Maximum Annual Withdrawal Amount, as defined below. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals, as defined below, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

These optional Living Benefits are designed for individuals and spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses who jointly own a contract and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

You may have elected MarketLock Income Plus or any of the MarketLock For Life Plus options and you may have chosen to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under the features as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect one of these features, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased, when the contract was issued(1) and the number of Covered Persons. The tables below provide the age requirements for the features.

IF YOU ELECTED ONE COVERED PERSON(1):


                                  COVERED PERSON
                                MINIMUM     MAXIMUM
                                  AGE       AGE(2)
          One Owner               45          80
         Joint Owners
   (based on the age of the
         older Owner)             45          80

IF YOU ELECTED TWO COVERED PERSONS(1):


                               COVERED PERSON #1      COVERED PERSON #2
                              MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                                AGE        AGE(2)       AGE       AGE(2)
       NON-QUALIFIED:
        Joint Owners            45          80          45          85
       NON-QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(3)
         QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(3)

     (1) If you elected MarketLock For Life Plus +6% and you purchased your contract prior to November 19, 2007, references to age 45 above are replaced with age 50 and references to age 80 above are replaced with age 75. References to age 85 remain unchanged.

     (2) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

     (3) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


How do MarketLock Income Plus and MarketLock For Life Plus work?

MarketLock Income Plus and MarketLock For Life Plus lock-in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years if you elected MarketLock Income Plus, the first 5 years if you elected MarketLock For Life Plus on or after May 1, 2009 or the first 10 years if you elected MarketLock For Life Plus prior to May 1,
2009) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.


                                       28



You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" below.


Is there an additional guarantee if I delay taking withdrawals?

Yes, depending on which feature you elect and when you elected the feature, there is an additional guarantee if you delay taking withdrawals.

If you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009 and you do not take any withdrawals before the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.

If you elected MarketLock Income Plus or MarketLock For Life Plus +7% prior to May 1, 2009 and you do not take any withdrawals before the 10th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% or your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.


What determines the maximum amount of withdrawals I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without reducing the Income Base and the Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below and varies depending on the feature you elected and when your contract was issued.


ONE COVERED PERSON -- MARKETLOCK INCOME PLUS (CONTRACTS ISSUED ON OR AFTER
5/1/09)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


    AGE OF THE COVERED PERSON AT          MAXIMUM ANNUAL
      TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
        Prior to 65th birthday          4% of Income Base
      On or after 65th birthday         5% of Income Base

TWO COVERED PERSONS -- MARKETLOCK INCOME PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover two lives, the following is applicable:


 AGE OF THE YOUNGER COVERED PERSON OR
     SURVIVING COVERED PERSON AT            MAXIMUM ANNUAL
       TIME OF FIRST WITHDRAWAL          WITHDRAWAL PERCENTAGE
         Prior to 65th birthday           4% of Income Base
       On or after 65th birthday         4.75% of Income Base

ONE OR TWO COVERED PERSONS -- MARKETLOCK INCOME PLUS (CONTRACTS ISSUED BETWEEN 5/1/08 AND 4/30/09)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner. If there are two Covered Persons, the age at the time of the first withdrawal is based on the age of the younger of the two Covered Persons.


    AGE OF THE COVERED PERSON AT          MAXIMUM ANNUAL
      TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
        Prior to 62nd birthday          4% of Income Base
      On or after 62nd birthday         5% of Income Base

ONE COVERED PERSON -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


         AGE OF THE COVERED PERSON AT               MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday      5% of Income Base
              On or after 76th birthday           6% of Income Base

TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover two lives, the following is applicable:


     AGE OF THE YOUNGER COVERED PERSON AT           MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday     4.75% of Income Base
              On or after 76th birthday          5.75% of Income Base

ONE OR TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED BETWEEN 7/30/07 AND 4/30/09)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner. If there are two Covered Persons, the age at the time of the first withdrawal is based on the age of the younger of the two Covered Persons.


                                       29




       AGE OF THE COVERED PERSON AT              MAXIMUM ANNUAL
         TIME OF FIRST WITHDRAWAL             WITHDRAWAL PERCENTAGE
            Prior to the 60th birthday         4% of Income Base
    At least age 60 but prior to the 76th
                  birthday                     5% of Income Base
          On or after the 76th birthday        6% of Income Base

ONE OR TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED PRIOR TO 7/30/07)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner. If there are two Covered Persons, the age at the time of the first withdrawal is based on the age of the younger of the two Covered Persons.


       AGE OF THE COVERED PERSON AT              MAXIMUM ANNUAL
         TIME OF FIRST WITHDRAWAL             WITHDRAWAL PERCENTAGE
            Prior to the 65th birthday         4% of Income Base
    At least age 65 but prior to the 76th
                  birthday                     5% of Income Base
          On or after the 76th birthday        6% of Income Base

As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS?" below.

Are there investment requirements if I elect MarketLock Income Plus or MarketLock For Life Plus?

Yes, as long as you have not elected to cancel the feature, you must comply with investment requirements by allocating your investments as outlined below. You may also use a DCA Fixed Account to comply with investment requirements by setting up your DCA target allocations in accordance with the investment requirements outlined below. The DCA Fixed Accounts are not available if you elect the Seasons Rewards Program.


MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS +7% OPTION

Allocate 100% of your investments to one of the following:

           o   Cash Management Variable Portfolio

           o   Managed Allocation Balanced Variable Portfolio

           o   Managed Allocation Moderate Variable Portfolio

           o   Managed Allocation Moderate Growth Variable Portfolio

           o   Strategic Allocation Moderate Growth

           o   Strategic Allocation Moderate

           o   Strategic Allocation Balanced

           o   6-month, 1-year or 2-year DCA Fixed Accounts, if available


MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09) AND MARKETLOCK FOR LIFE PLUS +6% OPTION (CONTRACTS ISSUED PRIOR TO 5/1/09)

     (1)    Allocate 100% of your investments to one of the following:

           o   Cash Management Variable Portfolio

           o   Managed Allocation Balanced Variable Portfolio

           o   Managed Allocation Moderate Variable Portfolio

           o   Managed Allocation Moderate Growth Variable Portfolio

           o   Strategic Allocation Moderate Growth

           o   Strategic Allocation Moderate

           o   Strategic Allocation Balanced

           o   6-month, 1-year or 2-year DCA Fixed Accounts, if available


                                       30



     (2) Allocate your investments in accordance with the requirements outlined in the table below:


   INVESTMENT        INVESTMENT              VARIABLE PORTFOLIOS
     GROUP          REQUIREMENT             AND/OR FIXED ACCOUNTS
 A. NON             Minimum 0%      PREMIER PORTFOLIOS
  RESTRICTED       Maximum 100%     Fidelity VIP Investment Grade Bond
                                    SEASONS STRATEGIES
                                    Growth Strategy
                                    Moderate Growth Strategy
                                    Balanced Growth Strategy
                                    Conservative Growth Strategy
                                    SELECT PORTFOLIOS
                                    Diversified Fixed Income Portfolio
                                    Real Return Portfolio
                                    Cash Management Portfolio
                                    MANAGED ALLOCATION PORTFOLIOS
                                    Allocation Moderate Growth Portfolio
                                    Allocation Moderate Portfolio
                                    Allocation Balanced Portfolio
                                    DCA FIXED ACCOUNTS (if available)
                                    6-Month DCA
                                    1-Year DCA
                                    2-Year DCA
                                    FIXED ACCOUNTS
                                    1-Year Fixed (if available)
 B. EQUITY          Minimum 0%      PREMIER PORTFOLIOS
  MAXIMUM          Maximum 15%      American Funds Growth SAST
                                    American Funds Global Growth SAST
                                    American Funds Growth-Income SAST
                                    Fidelity VIP Overseas
                                    Fidelity VIP Contrafund(R)
                                    Fidelity VIP Mid Cap
                                    Fidelity VIP Equity-Income
                                    T. Rowe Price Blue Chip Growth II
                                    T. Rowe Price Equity Income II
                                    SELECT PORTFOLIOS
                                    Large Cap Growth Portfolio
                                    Large Cap Value Portfolio
                                    Mid Cap Growth Portfolio
                                    Mid Cap Value Portfolio
                                    Small Cap Portfolio
                                    International Equity Portfolio
                                    FOCUSED PORTFOLIOS
                                    Focus Growth Portfolio
                                    Focus Value Portfolio
 C. FULLY         No Investment     MANAGED ALLOCATION PORTFOLIOS
  RESTRICTED         Allowed        Allocation Growth Portfolio

If we offer additional allocations that comply with investment requirements in the future we will give you the opportunity to allocate your investments accordingly.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your subsequent Purchase Payment(s) to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:

     o     any transfer or reallocation you initiate; or

     o     any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer and/or 1-year Fixed Account, if available ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations promptly.


How are the components for MarketLock Income Plus and MarketLock For Life Plus calculated?


FIRST, we determine the Eligible Purchase Payments, which include:


     1.   100% of Purchase Payments received during the first contract year;
          and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any Payment Enhancements, if applicable, and/or spousal continuation contributions, if applicable; however, Payment Enhancements, if applicable, and/or spousal continuation contributions, if applicable are included in the calculation of


                                       31



Anniversary Values, as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus the Income Credit during the Income Credit Period. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later if you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009 (10 years later if you elected MarketLock For Life Plus prior to May 1, 2009). Please see "Can I extend the Income Base Evaluation Period and Income Credit Period?" below.

THIRD, we determine THE ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the Income Base which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE IN INCREASED?"and"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS?" below.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" below.

SIXTH, we determine the INCOME CREDIT which varies by feature as outlined in the table below and is an amount equal to a percentage ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you elected MarketLock Income Plus and you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero. If you elected MarketLock For Life Plus, the Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year.


          FEATURE                     INCOME CREDIT PERCENTAGE
   MarketLock Income Plus      6% (reduced for withdrawals up to the
  (contracts issued on or        Maximum Annual Withdrawal Amount)
       after 5/1/09)
   MarketLock Income Plus      7% (reduced for withdrawals up to the
       (contracts issued         Maximum Annual Withdrawal Amount)
   between 5/1/08 and
        4/30/09)
     MarketLock For Life      6% (0% in years withdrawals are taken)
   Plus (contracts issued
     on or after 5/1/09)
     MarketLock For Life      7% (0% in years withdrawals are taken)
        Plus +7% Option
     MarketLock For Life      6% (0% in years withdrawals are taken)
         +6% Option

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

    (a)        is the cumulative Eligible Purchase Payments; and

    (b) is the current Income Base, increased by the Income Credit, if any; and


                                       32



    (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

    (a)        the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        the current Income Base plus the Income Credit.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than
(a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Credit Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.

The Income Base and Income Credit Base are adjusted each time an Excess Withdrawal is taken. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.

If you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of
(a) and (b), where:

    (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

    (b)        is the Minimum Income Base.

If you have elected MarketLock Income Plus or MarketLock For Life Plus +7% Option prior to May 1, 2009, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:

    (a) is the current Income Base, or if extension was elected, the Income Base calculated based on the maximum Anniversary Value; and

    (b) is the current Income Base plus the Income Credit, if applicable; and

    (c)        is the Minimum Income Base.

On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and for MarketLock Income Plus only, if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:

    (a)        is the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        is the current Income Credit Base; and

    (c)        is the Minimum Income Base.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE
In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.


DECREASES IN THE INCOME BASE
Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see "What are the effects of withdrawals on MarketLock Income Plus and MarketLock For Life Plus?" below. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by


                                       33



an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.


What are the effects of withdrawals on MarketLock Income Plus and MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year anniversary (10th Benefit Year anniversary if you elected MarketLock Income Plus or MarketLock For Life Plus +7% option prior to May 1, 2009), your Income Base, and if applicable, the Income Credit Base, is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base, if applicable. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you have elected MarketLock For Life Plus and you plan to take withdrawals in any year during the Income Credit Period, an Income Credit will not be added to your Income Base on that contract anniversary.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus and MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal. Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount and the free withdrawal amount.


What are the fees for MarketLock Income Plus and MarketLock For Life Plus?

The fee for each feature depends on whether you elect to cover one life or two lives and when you purchased your contract, as follows:


                                                      ANNUALIZED FEE
                                       NUMBER OF     (CALCULATED AS A
                                        COVERED      PERCENTAGE OF THE
              FEATURE                   PERSONS        INCOME BASE)
 MarketLock Income Plus
   (contracts issued on or after          One             1.10%
     5/1/09)                              Two             1.35%
 MarketLock Income Plus
   (contracts issued between              One             0.95%
   5/1/08 and 4/30/09)                    Two             1.20%
 MarketLock For Life Plus
   (contracts issued on or after          One             0.95%
     5/1/09)                              Two             1.25%
 MarketLock For Life Plus 7%              One             0.75%
   Option                                 Two             1.00%
 MarketLock For Life Plus 6%              One             0.65%
   Option                                 Two             0.90%

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect a feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under the feature.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender


                                       34



your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.


Can I extend the Income Base Evaluation Period and Income Credit Period?


MARKETLOCK INCOME PLUS
Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods (one additional 5 year period if you elected MarketLock Income Plus on or after May 1, 2009), as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").

After election of the First Extension and Second Extension, if applicable, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If your contract was issued on or after May 1, 2009 and you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").


Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each Evaluation Period, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than 30 days after the end of the current Income Base Evaluation Period.


The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension and the Second Extension, if applicable, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary (10th Benefit Year anniversary if elected on or before May 1, 2009), your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.


MARKETLOCK FOR LIFE PLUS
Depending on when your contract was issued, you may be able to extend the initial Income Base Evaluation Period and the initial Income Credit Period.

IF YOUR CONTRACT WAS ISSUED PRIOR TO APRIL 30, 2009, there is an option to extend only the Income Base Evaluation Period as long as the feature is in effect and the age of the Covered Person or younger of two Covered Persons is age 85 or younger at the time of extension. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years. However, you may not elect to extend the Income Credit period beyond the initial 10 years.


Prior to the end of the initial Income Base Evaluation Period and prior to the end of each evaluation period you elect to extend, we will notify you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than 30 days after the end of the current Income Base Evaluation Period.


The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature.

If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.

IF YOUR CONTRACT WAS ISSUED ON OR AFTER MAY 1, 2009, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period


                                       35



after the end of the initial Income Base Evaluation Period and initial Income Credit Period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

PLEASE SEE ADDITIONAL INFORMATION APPLICABLE TO MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE BELOW FOR MORE INFORMATION REGARDING THESE LIVING BENEFITS.

MARKETLOCK FOR LIFE


When and how may I elect MarketLock For Life?

You may have elected MarketLock For Life at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elected any other optional living benefit. You may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you could have elected the feature and who could have qualified as a Covered Person. If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchased and the number of Covered Persons.


IF YOU ELECTED ONE COVERED PERSON:


                                  COVERED PERSON
                                MINIMUM     MAXIMUM
                                  AGE       AGE(1)
          One Owner               45          80
         Joint Owners
   (based on the age of the
         older Owner)             45          80

IF YOU ELECTED TWO COVERED PERSONS:


                               COVERED PERSON #1      COVERED PERSON #2
                              MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                                AGE        AGE(1)       AGE       AGE(1)
       NON-QUALIFIED:
        Joint Owners            45          80          45          85
       NON-QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)
         QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)

     (1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

     (2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. A new Income Base is automatically locked


                                       36



in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.

You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.


What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


         AGE OF THE COVERED PERSON AT               MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday      5% of Income Base
              On or after 76th birthday           6% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:


     AGE OF THE YOUNGER COVERED PERSON OR
         SURVIVING COVERED PERSON AT                MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday     4.75% of Income Base
              On or after 76th birthday          5.75% of Income Base

As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE?" BELOW.


Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.


INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in accordance with the requirements outlined in either (1) or (2).

     (1)    Allocate 100% of your investments to one of the following:

            o Cash Management Variable Portfolio

            o Managed Allocation Balanced Variable Portfolio

            o Managed Allocation Moderate Variable Portfolio

            o Managed Allocation Moderate Growth Variable Portfolio

            o Strategic Allocation Moderate Growth

            o Strategic Allocation Moderate

            o Strategic Allocation Balanced

            o 6-month, 1-Year or 2-Year DCA Fixed Accounts, if available

     (2) Allocate your investments in accordance with the requirements outlined in the table below:


   INVESTMENT       INVESTMENT              VARIABLE PORTFOLIOS
     GROUP          REQUIREMENT            AND/OR FIXED ACCOUNTS
 A. NON            Minimum 0%      PREMIER PORTFOLIOS
  RESTRICTED      Maximum 100%     Fidelity VIP Investment Grade Bond
                                   SEASONS STRATEGIES
                                   Growth Strategy
                                   Moderate Growth Strategy
                                   Balanced Growth Strategy
                                   Conservative Growth Strategy
                                   SELECT PORTFOLIOS
                                   Diversified Fixed Income Portfolio
                                   Real Return Portfolio
                                   Cash Management Portfolio
                                   MANAGED ALLOCATION PORTFOLIOS
                                   Allocation Moderate Growth Portfolio
                                   Allocation Moderate Portfolio
                                   Allocation Balanced Portfolio
                                   DCA FIXED ACCOUNTS (IF AVAILABLE)
                                   6-Month DCA
                                   1-Year DCA
                                   2-Year DCA
                                   FIXED ACCOUNTS
                                   1-Year Fixed (if available)

                                       37




   INVESTMENT        INVESTMENT             VARIABLE PORTFOLIOS
     GROUP          REQUIREMENT            AND/OR FIXED ACCOUNTS
 B. EQUITY          Minimum 0%      PREMIER PORTFOLIOS
  MAXIMUM          Maximum 15%      American Funds Growth SAST
                                    American Funds Global Growth SAST
                                    American Funds Growth-Income SAST
                                    Fidelity VIP Overseas
                                    Fidelity VIP Contrafund(R)
                                    Fidelity VIP Mid Cap
                                    Fidelity VIP Equity-Income
                                    T. Rowe Price Blue Chip Growth II
                                    T. Rowe Price Equity Income II
                                    SELECT PORTFOLIOS
                                    Large Cap Growth Portfolio
                                    Large Cap Value Portfolio
                                    Mid Cap Growth Portfolio
                                    Mid Cap Value Portfolio
                                    Small Cap Portfolio
                                    International Equity Portfolio
                                    FOCUSED PORTFOLIOS
                                    Focus Growth Portfolio
                                    Focus Value Portfolio
 C. FULLY         No Investment     MANAGED ALLOCATION PORTFOLIOS
  RESTRICTED         Allowed        Allocation Growth Portfolio

Your allocation instructions accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature.

We will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any transfer you initiate, or any withdrawal you initiate. Because automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs, if you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available, resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better or worse investment returns by allocating your investments more aggressively. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations.


How are the components for MarketLock for Life calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1.   100% of Purchase Payments received during the first contract year;
          and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any Payment Enhancements, if applicable, and spousal continuation contributions, if applicable; however, Payment Enhancements, if applicable, and continuation contributions, if applicable are included in the calculation of Anniversary Value, as defined below. Please SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.


THIRD, we determine the Anniversary Value which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.



                                       38



FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. Each year following the Effective Date is a Benefit Year. Only on each Benefit Year anniversary do we determine if the Income Base should be increased based on cumulative Eligible Purchase Payments or the highest Anniversary Value. The calculation and components of this determination are detailed below.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.


How can the Income Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

    (a)        is the cumulative Eligible Purchase Payments; and

    (b)        is the current Income Base; and

    (c) is all previous Anniversary Values during any Income Base Evaluation Period.

INCREASES TO YOUR INCOME BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

What is the fee for MarketLock For Life?

The fee for MarketLock For Life depends on whether you elect to cover one life or two lives. The fee is as follows:


                                           ANNUALIZED FEE
      ALL YEARS IN WHICH THE         (CALCULATED AS A PERCENTAGE
       FEATURE IS IN EFFECT              OF THE INCOME BASE)
       For One Covered Person           0.70% of Income Base
      For Two Covered Persons           0.95% of Income Base

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the prior fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.


What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal


                                       39



     Amount, the Income Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

All withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").


Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than 30 days after the end of the current Income Base Evaluation Period.


The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. We also reserve the right to modify MarketLock For Life at the time of extension for existing contracts as indicated above.

PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE BELOW FOR MORE INFORMATION THESE LIVING BENEFITS.


ADDITIONAL INFORMATION ABOUT MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE

The following provides additional information applicable to these optional living benefits ("Living Benefit(s)").


What happens if the contract value is reduced to zero?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of the Living Benefit over the lifetime of the Covered Person(s); however, the Income Base is no longer eligible to be increased.

However, if at any time an Excess Withdrawal reduces your contract value to zero, no further benefits will remain under the Living Benefit and your contract along with the Living


                                       40



Benefit will terminate. For MarketLock Income Plus and MarketLock For Life Plus, an Income Credit is not available if the contract value is reduced to zero, even if a Living Benefit remains payable.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining Living Benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

If you do not select an option above, the remaining Living Benefit will be paid as the current Maximum Annual Withdrawal Amount based on the Maximum Annual Withdrawal Percentage applicable to the Living Benefit divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the Living Benefit in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


What happens to my Living Benefit upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period, if applicable.

If you have elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 12 Benefit Years following the Effective Date. Please see "IS THERE AN ADDITIONAL GUARANTEE IF I DELAY TAKING WITHDRAWALS?"

If you have elected MarketLock Income Plus or MarketLock For Life Plus +7% option prior to May 1, 2009, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit Years following the Effective Date. Please see "IS THERE AN ADDITIONAL GUARANTEE IF I DELAY TAKING WITHDRAWALS?"

For all Living Benefits, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, upon the expiration of the applicable period. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" above.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3.   Any option mutually agreeable between you and us.

                                       41



If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


Can I elect to cancel my Living Benefit?

The Living Benefit may be cancelled by you on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the Living Benefit, you will no longer be charged a fee after the cancellation is effective and the guarantees under the Living Benefit are terminated. In addition, the investment requirements for Living Benefit will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and you may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary following the death of the first Covered Person. Once the surviving Covered Person elects to cancel the feature, the fee will no longer be charged and the guarantees under the Living Benefit will be terminated. In addition, the investment requirements for the Living Benefit will no longer apply to the contract. The surviving Covered Person may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and may no longer re-elect or reinstate the Living Benefit after cancellation.


Are there circumstances under which my Living Benefit will automatically terminate?

The Living Benefit automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid and the contract is terminated; or

     4.   Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT FEATURE?" above.

WE ALSO RESERVE THE RIGHT TO MODIFY THE LIVING BENEFITS AT THE TIME OF EXTENSION FOR EXISTING CONTRACTS AS INDICATED ABOVE.


MARKETLOCK AND MARKETLOCK FOR TWO

MarketLock and MarketLock For Two are optional guaranteed minimum withdrawal benefits that guarantee an income stream based on Purchase Payments made during the first two contract years and only guarantee lifetime withdrawals in the manner described below. These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans.

WITHDRAWALS UNDER THE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME, DEDUCTING APPLICABLE WITHDRAWAL CHARGES, AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set


                                       42



up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


MARKETLOCK
For contracts issued prior to May 1, 2006, MarketLock guarantees annual withdrawals based on the Maximum Anniversary Value (MAV) during the first 10 years of the contract. In addition, for contracts issued on or after May 1, 2006, if the owner begins withdrawals after age 65, the withdrawal amount is guaranteed to last for life.


MARKETLOCK SUMMARY TABLE:


                                        MAXIMUM                              MAXIMUM
                                        ANNUAL                               ANNUAL
                                      WITHDRAWAL      INITIAL MINIMUM      WITHDRAWAL
                                      PERCENTAGE*        WITHDRAWAL       PERCENTAGE IF
                                     PRIOR TO ANY     PERIOD PRIOR TO     EXTENSION IS
     TIME OF FIRST WITHDRAWAL          EXTENSION       ANY EXTENSION         ELECTED
 Before 5th Benefit Year                 5%              20 years              5%
   anniversary
 On or after 5th Benefit Year            7%            14.28 years             7%
   anniversary
 On or after 10th Benefit Year           10%             10 years              7%
   anniversary
 On or after 20th Benefit Year           10%             10 years             10%
   anniversary
 On or after the older contract          5%            Life of the             5%
   owner's 65th birthday**                            older contract
                                                          owner

* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal. If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an Excess Withdrawal. Any portion of the RMD withdrawal that is based on amounts greater than this contract alone will be considered an Excess Withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see "HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" below.

** For contracts issued on or after May 1, 2006, lifetime withdrawals are available provided that as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.


MARKETLOCK FOR TWO SUMMARY TABLE:


                                                 MAXIMUM ANNUAL
          AGE OF THE YOUNGER SPOUSE                WITHDRAWAL
         AT TIME OF FIRST WITHDRAWAL              PERCENTAGE*
  At least age 55 but prior to 63rd birthday          4%
  At least age 63 but prior to 76th birthday          5%
              On or after 76th birthday               6%

* If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract is greater than the Maximum Annual Withdrawal Amount (defined below), that portion of the withdrawal will not be treated as an Excess Withdrawal. Any portion of a RMD withdrawal that is based on amounts other than this contract will not be considered a RMD from this contract. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK AND MARKETLOCK FOR TWO?" below.


How are the components for MarketLock and MarketLock For Two calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contributions, if applicable; however, Payment Enhancements and/or spousal continuation contributions are included in the calculation of Anniversary Values, as defined below. Eligible Purchase Payments are limited to $1.5 million without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals (Excess


                                       43



Withdrawals for MarketLock For Two) of contract value are taken. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals (Excess Withdrawals for MarketLock For Two), the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year under the features and is an amount calculated by multiplying the current MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The applicable Maximum Annual Withdrawal Percentage differs by feature as follows:

     MarketLock: The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal. Or, for contracts issued on or after May 1, 2006, the Maximum Annual Withdrawal Percentage is determined based on whether you are taking lifetime withdrawals.

     MarketLock For Two: The applicable Maximum Annual Withdrawal Percentage is determined based on the younger spouse's age when you take your first withdrawal.

If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payment by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, for MarketLock only, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.


Can I extend the MAV Evaluation Period beyond 10 years?


Yes, the MAV Evaluation Period may be extended as long as the Benefit is still in effect and the older owner (younger spouse for MarketLock For Two) is age 85 or younger at the time extension is elected. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 30 DAYS AFTER THE END OF THE CURRENT MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Please see "HOW ARE THE COMPONENTS OF MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" above. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee (and Maximum Annual Withdrawal Percentage for MarketLock), will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered at our sole discretion.


If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals, (Excess Withdrawals for MarketLock For Two). You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.


What are the fees for MarketLock and MarketLock For Two?

The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

The annualized fee for MarketLock For Two for all years in which the feature is in effect, is calculated as 0.40% of the MAV Benefit Base prior to the first withdrawal being taken and 0.80% of the MAV Benefit Base after the first withdrawal is taken assessed at the end of the quarter in which the first withdrawal is taken. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

An increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon


                                       44



termination of the Benefit. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current Anniversary Value is greater than both the current and any previous Anniversary Values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.


What are the effects of withdrawals on MarketLock and MarketLock For Two?


MARKETLOCK
The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

In addition, for contracts issued on or after May 1, 2006, if you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. Lifetime withdrawals do not change unless the MAV Benefit Base increases due to additional Eligible Purchase Payments or if the MAV Benefit Base is stepped-up on a contract anniversary. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" above, based on when you took your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal, as described below. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount. The impact of withdrawals and the effect on each component of MarketLock are further explained below:

     MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2)    Excess Withdrawals reduce the MAV Benefit Base as follows:

            If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of:

            (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

            (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

     MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the table below.


    THE AMOUNT WITHDRAWN
     IN A BENEFIT YEAR            EFFECT ON MINIMUM WITHDRAWAL PERIOD
       Amounts up to the         New Minimum Withdrawal Period = the
         Maximum Annual           MAV Benefit Base (which includes a
       Withdrawal Amount       deduction for any previous withdrawals),
                                divided by the current Maximum Annual
                                          Withdrawal Amount
  Amounts in excess of the       New Minimum Withdrawal Period = the
         Maximum Annual       Minimum Withdrawal Period as of the prior
       Withdrawal Amount         contract anniversary minus one year

                                       45



MARKETLOCK FOR TWO
Any withdrawals in a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount, do not reduce the MAV Benefit Base. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Excess Withdrawals also result in a reduction to your Maximum Annual Withdrawal Amount because it is recalculated after each Excess Withdrawal by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. In addition, if in any year an Excess Withdrawal reduces the contract value to zero, MarketLock For Two is terminated and you will not continue to receive withdrawals over your and your spouse's lifetime. The impact of withdrawals and the effect on each component of MarketLock For Two are further explained below:

     MAV BENEFIT BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is not reduced for those withdrawals. Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

     For each Excess Withdrawal taken, the MAV Benefit Base is reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the MAV Benefit Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. This newly recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.


What happens if my contract value is reduced to zero?


MARKETLOCK
If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, for contracts issued on or after May 1, 2006, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) for contracts issued on or after May 1, 2006, if receiving lifetime withdrawals, the date of death of the older contract owner; or

     2.   Any option mutually agreeable between you and us.


MARKETLOCK FOR TWO

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable over your lifetime and the lifetime of your spouse. However, if due to an Excess Withdrawal, your contract value is reduced to zero, no Benefit remains.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuity payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

Except as described above, when the contract value equals zero, to receive any remaining benefit, you may select one of the following:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse; or

     2.   Any option mutually agreeable between you and us.

If you do not select an option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis until the date of death of the surviving spouse.


What happens to MarketLock and MarketLock For Two upon a spousal continuation?


MARKETLOCK
A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, for contracts issued on or after May 1, 2006,


                                       46



lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals, if eligible, because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in the calculation of the Anniversary Value. Additionally, the Continuing Spouse may extend the MAV Evaluation Period an additional period of 10 years provided that
(1) the original owner did not previously extend the MAV Evaluation Period and
(2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. Payment Enhancements and spousal continuation contributions are not considered to be Eligible Purchase Payments. However, Payment Enhancements and spousal continuation contributions are included in the Anniversary Values for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.


MARKETLOCK FOR TWO
The components of the feature will not change as a result of a spousal continuation. A Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock For Two Summary Table above based on the age of the younger spouse when the first withdrawal was taken and based on the MAV Benefit Base at the time of spousal continuation. Alternatively, if contract value is greater than zero, a Continuing Spouse may make a death claim under the death provisions of the contract and terminate the contract and the MarketLock For Two feature.

If spousal continuation occurs during the MAV Evaluation Period, the Continuing Spouse will continue to receive any upward adjustments due to market gains to the MAV Benefit Base during the period and any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the Continuing Spouse will be eligible to extend the MAV Evaluation Period upon the expiration of the initial period. Please see "CAN I EXTEND THE MAV EVALUATION PERIOD BEYOND 10 YEARS?"above.


Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

For contracts issued on or after May 1, 2006, upon the death of the older contract owner, lifetime withdrawals will no longer be available.

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.


Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Two upon the death of the second spouse?

No. Upon the death of both spouses, if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death provisions of the contract, which terminates MarketLock For Two.


What happens to MarketLock and MarketLock For Two upon the Latest Annuity Date?

Upon election of any of the options described below, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.


MARKETLOCK
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. For contracts issued on or after May 1, 2006, if eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi- annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4.   Any option mutually agreeable between you and us.

                                       47



MARKETLOCK FOR TWO
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse, if eligible for lifetime withdrawals, even if the MAV Benefit Base is zero; or

     3.   Any option mutually agreeable between you and us.


Can MarketLock and MarketLock For Two be cancelled?

MarketLock and MarketLock For Two may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once the feature is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect the feature after cancellation.


Are there circumstances under which MarketLock and MarketLock For Two will automatically terminate?


MARKETLOCK
MarketLock automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless, for contracts issued on or after May 1, 2006, conditions for lifetime withdrawals are met; or

     2.   Annuitization of the contract; or

     3.   Full surrender of the contract; or

     4.   Death benefit is paid.

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

For contracts issued on or after May 1, 2006, lifetime withdrawals will not be available in the event of:

     1.   An ownership change which results in a change of the older owner;* or

     2.   Withdrawals prior to the 65th birthday of the older owner; or

     3.   Death of the older owner; or

     4.   A Spousal Continuation (upon the death of the older owner); or

     5.   A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.


MARKETLOCK FOR TWO
MarketLock For Two automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Full surrender of the contract; or

     3. A death benefit is paid and the contract is not continued by the spouse; or

     4. Excess Withdrawals that reduce the contract value to zero which then reduces the MAV Benefit Base to zero; or

     5.   Death of surviving original spouse; or

     6. A change in ownership that involves the original owner(s) except as noted below and under "Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse are terminated?"*

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Two. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Two. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse are terminated?

Under any of the following circumstances, MarketLock For Two will provide a guarantee for your lifetime and not the lifetime of your spouse:

     1.   One of the two original owners is removed from the contract; or

     2.   The original spousal beneficiary is removed or replaced; or

     3. The original spousal joint owner or spousal beneficiary is removed or replaced upon divorce; or

     4. The original spousal joint owners or spousal beneficiary are no longer married at the time of death of the first spouse.

Under these circumstances, the original remaining owner continues to pay the fee for MarketLock For Two and receives the Benefit for his/her lifetime only, or may choose to terminate the feature as described under "CAN MARKETLOCK AND MARKETLOCK FOR TWO BE CANCELLED?"


                                       48



SEASONS INCOME REWARDS

Seasons Income Rewards is an optional guaranteed withdrawal benefit that guarantees an income stream based on all Purchase Payments made into your contract during the first 90 days after contract issue, with an opportunity for a Step-Up Amount, adjusted for withdrawals during that period (the "Benefit"). Seasons Income Rewards does not guarantee investment gains nor does it guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day following the contract issue date. This feature does not guarantee lifetime income payments.

In order to determine the Benefit, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you chose. Options 1 and 2 are available on contracts issued on and after May 3, 2004. In addition, Option 3 is available on contracts issued on or after May 2, 2005. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.


SEASONS INCOME REWARDS SUMMARY:


                                                                       MINIMUM
                                                                     WITHDRAWAL
                                                                     PERIOD* (IF
                                                                       MAXIMUM
                                                                       ANNUAL
                                                        MAXIMUM      WITHDRAWAL
                            BENEFIT                      ANNUAL        AMOUNT
             MAXIMUM     AVAILABILITY     STEP-UP      WITHDRAWAL       TAKEN
 OPTION   ELECTION AGE       DATE         AMOUNT     PERCENTAGE***   EACH YEAR)
    1      Age 80 or       3 years       10%* of        10% of        11 years
          younger on      following    Withdrawal     Withdrawal
         the contract     contract       Benefit     Benefit Base
          issue date     issue date       Base
    2      Age 80 or       5 years       20%* of        10% of        12 years
          younger on      following    Withdrawal     Withdrawal
         the contract     contract       Benefit     Benefit Base
          issue date     issue date       Base
    3      Age 70 or      10 years      50%** of        10% of        15 years
          younger on      following    Withdrawal     Withdrawal
         the contract     contract       Benefit     Benefit Base
          issue date     issue date       Base

* If you elect Option 1 or 2 and take a withdrawal prior to the Benefit Availability Date, you will not receive a Step-Up Amount. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount. For contracts issued prior to June 14, 2005, the Maximum Election Age is 80 or younger on the contract issue date.

*** For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period.

How are the components for Seasons Income Rewards calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract during the first 90 days after your contract issue date, adjusted for any withdrawals before the Benefit Availability Date in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contributions, if applicable.

SECOND, we determine the WITHDRAWAL BENEFIT BASE. On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.

THIRD, we determine the STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the Seasons Income Rewards Summary table above) of the Withdrawal Benefit Base on the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract value or annuitization value.

FOURTH, we determine the STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the Seasons Income Rewards feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the Seasons Income Rewards Summary table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the Seasons Income Rewards feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.


What is the fee for Seasons Income Rewards?

The annualized Seasons Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be calculated and deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.


                                       49



The fee is as follows:


     CONTRACT YEAR        ANNUALIZED FEE
       0-7 years              0.65%
       8-10 years             0.45%
          11+                 None

What are the effects of withdrawals on Seasons Income Rewards?

Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Seasons Income Rewards are further explained through the calculations below:

     WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3. Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount. Thereafter, any withdrawal or portion of a withdrawal will reduce the Withdrawal Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or

     (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of:

            (a) is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

            (b) is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal that is equal to the Maximum Annual Withdrawal Amount, and further reduced in the same proportion by which the contract value is reduced by the amount in excess of the maximum annual withdrawal amount.

     STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals. If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of:

    (a) is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

    (b) is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal that is equal to the Maximum Annual Withdrawal Amount, and further reduced in the same proportion by which the contract value is reduced by the amount in excess of the maximum annual withdrawal amount.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

     MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up


                                       50



     Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

     During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.


What happens if my contract value is reduced to zero with Seasons Income
Rewards?

If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature until the Stepped-Up Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

     2.   Any option mutually agreeable between you and us.

If you do not select an option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.


What happens to Seasons Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, continuation contributions are not considered to be Eligible Purchase Payments.


Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Seasons Income Rewards upon my death?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates Seasons Income Rewards. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Stepped-Up Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change.

Can Seasons Income Rewards be cancelled?

Once you elect Seasons Income Rewards, you may not cancel the feature. However, there is no charge for Seasons Income Rewards after the 10th contract anniversary.

Additionally, the feature automatically terminates upon the occurrence of one of the following:

     1.   The Stepped-Up Benefit Base is equal to zero; or

     2.   Annuitization of the contract; or

     3.   Full surrender of the contract; or

     4.   Death benefit is paid; or

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

     6. For contracts issued from May 3, 2004 through October 3, 2004, withdrawals in excess of Maximum Annual Withdrawal Amount in any Benefit Year reduce the Stepped-Up Benefit Base by 50% or more.


What happens to Seasons Income Rewards upon the Latest Annuity Date?

If your contract value and Stepped-Up Benefit Base are greater than zero, and you begin the Income Phase upon or before the Latest Annuity Date, you will not receive the benefit of any remaining guaranteed withdrawals under the feature. Your annuity income payments will be calculated using your contract value and the selected income option.

Withdrawals under this feature are treated like any other withdrawal for the purpose of reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract.

If you elect Seasons Income Rewards and need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code from your contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively affect the value of the Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your withdrawals must be automated and will not be recalculated on an annual basis.


SEASONS PROMISE

Seasons Promise is an optional guaranteed minimum accumulation benefit. The feature provides a one-time adjustment ("Benefit") to your contract in the event that your contract value on the 10th contract anniversary ("Benefit Date") is less than the Purchase Payments made in the contract's first 90 days.


                                       51



Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the Benefit Date. The feature terminates automatically following the Benefit Date. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the Benefit Date.

The Benefit is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

    (a) is the Purchase Payments received on or after the contract issue date in the contract's first 90 days, and;

    (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

Payment Enhancements and spousal continuation contributions, if applicable, are not considered Purchase Payments and are not used in the calculation of the Benefit Base.

The annualized fee is calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date. The fee will be calculated and deducted from your contract value each quarter throughout the first 10 full contract years, beginning at the end of the first contract quarter following the contract issue date and up to the Benefit Date. Once the feature is terminated, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

For contracts issued between May 3, 2004 and May 1, 2009, the fee is as follows:


 CONTRACT YEAR    ANNUALIZED FEE
      0-7             0.50%
      8-10            0.25%
      11+             none

For contracts issued between February 10, 2003 and April 30, 2004, the fee is as follows:


 CONTRACT YEAR    ANNUALIZED FEE
      0-7             0.45%
      8-10            0.15%
      11+             none

For contracts issued between August 1, 2002 and February 7, 2003, the fee is as follows:


 CONTRACT YEAR    ANNUALIZED FEE
      0-7             0.35%
      8-10            0.10%
      11+             none

If your spouse chooses to continue this contract upon your death, this feature cannot be terminated and the fee will continue to be charged. The Benefit Date will not change as a result of a spousal continuation.

Seasons Promise only guarantees Purchase Payments made in the first 90 days after issue. If you plan to add subsequent Purchase Payments after the first 90 days, you should know that Seasons Promise will not protect those Purchase Payments.

Since Seasons Promise may not guarantee a return of all Purchase Payments, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if you are approaching the Benefit Date and your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Seasons Promise throughout the first 10 full contract years.

We will allocate the Benefit, if any, on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Other contract benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.


INCOME PROTECTOR

Income Protector is an optional minimum income benefit, available for an additional charge and provides a future "safety net" which can offer you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. If you elect Income Protector, you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. Income Protector is available on contracts issued prior to May 3, 2004.

The minimum level of Income Protector benefit available is generally based upon the Purchase Payments remaining in your contract at the time you decide to begin taking income. If available and elected, a growth rate can provide increased levels of minimum guaranteed income.


                                       52



HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

If you elect Income Protector, we base the amount of minimum income available to you upon a calculation we call the Income Benefit Base. Your Income Benefit Base is equal to your contract value on the date of election. Income Protector is effective on either the date of issue of the contract or at the contract anniversary following your election of Income Protector.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The Income Benefit Base is equal to (a) plus (b) minus (c) where:

    (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the Income Benefit Base on the prior contract anniversary, and;

    (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the date of election, and;

    (c) is equal to all withdrawals and applicable fees and charges since the date of election, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

In order to obtain the benefit of Income Protector, you may not begin the Income Phase for at least 9 years following election. You may not elect this feature if the required waiting period before beginning the Income Phase would occur later than your Latest Annuity Date.


RE-SET OF YOUR INCOME PROTECTOR BENEFIT

You may also have the opportunity to "Re-Set" your Income Benefit Base. The Re-Set feature allows you to increase your Income Benefit Base to the amount of your contract value on your next contract anniversary. You can only Re-Set within the 30 days before your next contract anniversary. Upon a Re-Set, the waiting period before you can begin the Income Phase will start over. In addition, the Income Protector fee will be charged as a percentage of your Re-Set Income Benefit Base. You may not elect to Re-Set if the required waiting period before beginning the Income Phase would occur later than your Latest Annuity Date.


ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector Program ONLY within the 30 days after the 9th or later contract anniversary following the effective date of electing Income Protector or Re-Set, if applicable.

THE INCOME BENEFIT DATE is the contract anniversary date on which the Income Benefit is calculated and applied. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum income payments. To arrive at the minimum guaranteed income payments available to you, we apply the annuity rates stated in your Income Protector Endorsement for the income option you select to your final Income Benefit Base. You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected annuity option. Your final Income Benefit Base is equal to (a) minus (b) where:

    (a) is your Income Benefit Base as of your Income Benefit Date, and;

    (b) is any withdrawal charges calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The annuity income options available under this feature when using Income Protector to receive your guaranteed income payments are:

     o     Life Annuity with 10 Year Period Certain, or

     o     Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin receiving annuity income payments, we will calculate your annual guaranteed income payments using both your final Income Benefit Base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your guaranteed income payments under Income Protector will be different. You will receive whichever provides a greater stream of income. If you annuitize using Income Protector, your annuity income payments will be fixed in amount. You are not required to use Income Protector to receive income payments. However, we will not refund fees paid for Income Protector if you annuitize under the annuity provisions of your contract.

You may never need to rely upon the Income Protector, if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.


FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

The fee is 0.10% of the Income Benefit Base. We deduct the annual fee from your contract value. If you elect Income Protector at issue, we begin deducting the annual fee on your first contract anniversary. If you elect the feature at some later date, we begin deducting the annual fee on the contract anniversary following the date of election. Upon a Re-Set, the fee will be charged based upon your Re-Set Income Benefit Base.

It is important to note that once you elect Income Protector, you may not cancel your election. We will deduct the charge from your contract value on every contract anniversary up


                                       53



to and including your Income Benefit Date. Additionally, we deduct the full annual fee from your contract value upon surrender.


NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an annuity income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of Income Protector. To utilize Income Protector, you must take annuity income payments under one of the two annuity income options described above. If those annuity income options exceed your life expectancy, you may be prohibited from receiving your guaranteed income payments under the feature. If you own a Qualified contract to which this restriction applies and you elect Income Protector, you may pay for this feature and not be able to realize the benefit.

You should consult your tax advisor for information concerning your particular circumstances.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        MARKETLOCK EXTENSION PARAMETERS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The information below is important to you if you purchased a contract between AUGUST 31, 2005 AND APRIL 28, 2006 and you elected the MARKETLOCK living benefit. As described in the prospectus, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the "Extension") for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the MAV Evaluation Period. However, your MAV Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock living benefit you elected at the time of purchase, PLEASE SEE THE MARKETLOCK SECTION UNDER OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


How do I elect the Extension?

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for contracts purchased between August 31, 2005 and April 28, 2006 are detailed below. The MAV Evaluation Period may be extended for an additional 10 year period.

What is the fee if I elect the Extension?

If you elect the Extension, the fee for the living benefit will be increased by 0.25% as follows:




    CURRENT        ANNUALIZED FEE
 ANNUALIZED FEE    AFTER EXTENSION
      0.65%            0.90%



As a reminder, you also have the option to cancel your MarketLock living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock benefit and you will no longer be charged the fee.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   MARKETLOCK FEATURES EXTENSION PARAMETERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The information below is important to you if you purchased a contract between MAY 4, 2009 AND JANUARY 18, 2010 and you elected the MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS living benefit or if you purchased a contract between MAY 4, 2009 AND JANUARY 20, 2012 and you elected the MARKETLOCK FOR LIFE living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and the initial Income Credit Period (not applicable to MarketLock For Life) end after the fifth contract year. On or about your fifth contract anniversary, you have an opportunity to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, for an additional five years (the "Extension") depending on which MarketLock feature you elected at the time of purchase:




MARKETLOCK FEATURE           CONTRACT PURCHASE DATES
 MarketLock Income Plus      May 4, 2009 - January 18, 2010
 MarketLock For Life Plus    May 4, 2009 - January 18, 2010
 MarketLock For Life         May 4, 2009 - January 20, 2012


If you purchased a contract prior to May 4, 2009 and you elected the MarketLock Income Plus living benefit, please see the APPENDIX B -- MARKETLOCK INCOME PLUS EXTENSION PARAMETERS FOR CONTRACTS PURCHASED PRIOR TO MAY 4, 2009.

In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits (not applicable to MarketLock For Life). Please note that if you do not elect


                                       54



the Extension on or about your fifth anniversary, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods, if applicable, in the future.

As a reminder, you also have the option to cancel your living benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Feature you elected at purchase, please see MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS, OR MARKETLOCK FOR LIFE SECTION UNDER OPTIONAL LIVING BENEFITS.


How do I elect the Extension?

To elect the Extension, you must complete the Election Form we send you. If you elected the MarketLock Income Plus or MarketLock For Life Plus living benefit, both the Income Base Evaluation Period and the Income Credit Period may be extended for an additional 5 year period. If you elected the MarketLock For Life living benefit, the Income Base Evaluation Period may be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.


What is the fee and the investment requirements if I elect the MarketLock Income Plus Extension?

If you elect MARKETLOCK INCOME PLUS EXTENSION, the fee for the living benefit will be increased by 0.10% as follows:


                                                  ANNUALIZED FEE AFTER
                     CURRENT ANNUALIZED FEE            EXTENSION
                        (calculated as a            (calculated as a
    NUMBER OF             percentage of         percentage of the Income
 COVERED PERSONS        the Income Base)                 Base)
        One                  1.10%                       1.20%
        Two                  1.35%                       1.45%

The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MARKETLOCK INCOME PLUS living benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:


 Option 1     At least 50% and up to 100% in one or more of the following:
              SunAmerica Dynamic Allocation Portfolio
              SunAmerica Dynamic Strategy Portfolio
              Cash Management Portfolio
              Up to 50% in one or more of the following Variable
              Portfolios:
              Managed Allocation Balanced
 Option 2     Strategic Allocation Moderate Growthfolio andnd
              Managed Allocation Moderate Growth

What is the fee and the investment requirements if I elect the MarketLock For Life Plus or MarketLock For Life Extension?

If you elect MARKETLOCK FOR LIFE PLUS EXTENSION, the fee for the living benefit will be increased by 0.25% for One Covered Person and 0.20% for Two Covered Persons as follows:


                                                  ANNUALIZED FEE AFTER
                     CURRENT ANNUALIZED FEE            EXTENSION
                        (calculated as a            (calculated as a
    NUMBER OF             percentage of         percentage of the Income
 COVERED PERSONS        the Income Base)                 Base)
        One                  0.95%                       1.20%
        Two                  1.25%                       1.45%

If you elect MARKETLOCK FOR LIFE EXTENSION, the fee for the living benefit will be increased by 0.25% as follows:


                                                  ANNUALIZED FEE AFTER
                     CURRENT ANNUALIZED FEE            EXTENSION
                        (calculated as a            (calculated as a
    NUMBER OF             percentage of         percentage of the Income
 COVERED PERSONS        the Income Base)                 Base)
        One                  0.70%                       0.95%
        Two                  0.95%                       1.20%

The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MARKETLOCK FOR LIFE PLUS OR MARKETLOCK FOR LIFE living benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:


 Option 1     At least 50% and up to 100% in one or more of the following:
              SunAmerica Dynamic Allocation Portfolio
              SunAmerica Dynamic Strategy Portfolio
              Cash Management Portfolio
              Up to 50% in one or more of the following Variable
              Portfolios:
              Managed Allocation Balanced
              Managed Allocation Moderate
              Managed Allocation Moderate Growth
 Option 2     25% SunAmerica Dynamic Allocation Portfolio and
              25% SunAmerica Dynamic Strategy Portfolio and

              50% in one of the following:
              Strategic Allocation Balanced
              Strategic Allocation Moderate
              Strategic Allocation Moderate Growth
 Option 3     At least 50% and up to 100% in one or more of the following:
              SunAmerica Dynamic Allocation Portfolio
              SunAmerica Dynamic Strategy Portfolio
              Cash Management Portfolio
              Up to 50% in accordance with the requirements outline in the table below:



                                       55




   INVESTMENT       INVESTMENT              VARIABLE PORTFOLIOS
     GROUP          REQUIREMENT            AND/OR FIXED ACCOUNTS
 A. NON            Minimum 0%      PREMIER PORTFOLIOS
  RESTRICTED       Maximum 50%     Fidelity VIP Investment Grade Bond
                                   SEASONS STRATEGIES
                                   Balanced Growth Strategy
                                   Conservative Growth Strategy
                                   Growth Strategy
                                   Moderate Growth Strategy
                                   SELECT PORTFOLIOS
                                   Diversified Fixed Income Portfolio
                                   Real Return Portfolio
                                   MANAGED ALLOCATION PORTFOLIOS
                                   Allocation Balanced Portfolio
                                   Allocation Moderate Portfolio
                                   Allocation Moderate Growth Portfolio
                                   DCA FIXED ACCOUNTS (if available)
                                   6-Month DCA
                                   1-Year DCA
                                   2-Year DCA
                                   FIXED ACCOUNTS
                                   1-Year Fixed (if available)
 B. EQUITY         Minimum 0%      PREMIER PORTFOLIOS
  MAXIMUM         Maximum 7.5%     American Funds Global Growth SAST
                                   American Funds Growth SAST
                                   American Funds Growth-Income SAST
                                   Fidelity VIP Contrafund(Copyright)
                                   Fidelity VIP Equity-Income
                                   Fidelity VIP Mid Cap
                                   Fidelity VIP Overseas
                                   T. Rowe Price Blue Chip Growth II
                                   T. Rowe Price Equity Income II
                                   SELECT PORTFOLIOS
                                   Large Cap Growth Portfolio
                                   Large Cap Value Portfolio
                                   Mid Cap Growth Portfolio
                                   Mid Cap Value Portfolio
                                   Small Cap Portfolio
                                   International Equity Portfolio
                                   FOCUSED PORTFOLIOS
                                   Focus Growth Portfolio
                                   Focus Value Portfolio

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.


You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.


If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.


For contracts in which the aggregate of all Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.


The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects


                                       56



an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program, if available, can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program offered to Beneficiaries on or after September 20, 2010. The Extended Legacy Guide may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects the Extended Legacy Program, we will charge a lower annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be charged the same Separate Account Charge as described above under SEPARATE ACCOUNT EXPENSES and will continue to be offered the same Variable Portfolios as the original Owner.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals


                                       57



depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.


STANDARD DEATH BENEFIT

THE FOLLOWING IS A DESCRIPTION OF THE STANDARD DEATH BENEFIT FOR CONTRACTS ISSUED AFTER MAY 1, 2009.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a.  Net Purchase Payments; or

          b.  125% of Contract value.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   Purchase Payment reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a.  Net Purchase Payments; or

          b.  125% of Contract value.

THE FOLLOWING IS A DESCRIPTION OF THE STANDARD DEATH BENEFIT FOR CONTRACTS ISSUED BETWEEN AUGUST 2, 2004 AND APRIL 30, 2009.

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a.  Net Purchase Payments; or

          b.  125% of Contract value.

THE FOLLOWING IS A DESCRIPTION OF THE STANDARD DEATH BENEFIT FOR CONTRACTS ISSUED BETWEEN OCTOBER 16, 2000 AND AUGUST 1, 2004.

The standard death benefit on your contract, if you are age 74 or younger at the time of death, is the greater of:

     1.   Contract value.

     2. Net Purchase Payments compounded at a 3% annual growth rate from the date of issue until the date of death, plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal; or

If you are age 75 or older at the time of death, the death benefit is the greater of:

     1.   Contract value.

     2. Net Purchase Payments compounded at a 3% annual growth rate from date of issue until the your 75th birthday, plus any Purchase Payments recorded after the 75th birthday; and reduced for any withdrawals


                                       58



          (and fees and charges applicable to those withdrawals) recorded after the 75th birthday, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal; or


OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT

THE FOLLOWING IS A DESCRIPTION OF THE COMBINATION HV & ROLL-UP DEATH BENEFIT FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2009.

IF YOU ELECT THE COMBINATION HV & ROLL-UP DEATH BENEFIT, YOU MAY NOT ELECT THE MAXIMUM ANNIVERSARY VALUE AND ESTATEPLUS DEATH BENEFITS AND/OR A LIVING BENEFIT OR ANY AVAILABLE FIXED ACCOUNT(S). For an additional fee, you may elect the optional Combination HV & Roll-Up death benefit which can provide greater protection for your Beneficiaries. You may only elect this death benefit at the time you purchase your contract and once elected, the Owner cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit can only be elected prior to your 76th birthday at contract issue.

Please note that this feature may not be available through the broker-dealer with which your financial representative is affiliated.


OPTIONAL PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT

THE FOLLOWING IS A DESCRIPTION OF THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT OPTION FOR CONTRACTS ISSUED BETWEEN AUGUST 2, 2004 AND APRIL 30, 2009.

If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:

     1.   Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the seventh contract anniversary.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

THE FOLLOWING IS A DESCRIPTION OF THE 5% ACCUMULATION DEATH BENEFIT OPTION FOR CONTRACTS ISSUED PRIOR TO AUGUST 2, 2004.

The death benefit is the greater of:

     1.   Contract value; or

     2. Net Purchase Payments compounded to the earlier of the 80th birthday or the date of death, at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Net Purchase Payments made over the life of your contract.

If you die after the Latest Annuity Date and you selected the 5% Accumulation option, any death benefit payable under the contract will be the Standard Death Benefit as described above. Therefore, your beneficiary will not receive any benefit from the 5% Accumulation death benefit option.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2009.

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.15% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 83rd birthday.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The


                                       59



          anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary; and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOR CONTRACTS ISSUED BETWEEN AUGUST 2, 2004 AND APRIL 30, 2009.

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The Anniversary value equals the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary

The Maximum Anniversary Value option can only be elected prior to your 83rd birthday.

THE FOLLOWING IS APPLICABLE TO THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOR CONTRACTS ISSUED BETWEEN AUGUST 2, 2004 AND APRIL 30, 2007.

Under the Maximum Anniversary Value option, if you die on or after your 90th birthday, the death benefit is equal to your contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of death.

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOR CONTRACTS ISSUED PRIOR TO AUGUST 2, 2004.

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary increased by any Purchase Payments recorded after that anniversary; and reduced for any withdrawals recorded after the anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death and you had selected the Maximum Anniversary Value death benefit option, the death benefit will be equal to your contract value. Therefore, your beneficiary will not receive any benefit from the Maximum Anniversary Value death benefit option.


OPTIONAL ESTATEPLUS BENEFIT

EstatePlus ("Earnings Advantage" for contracts issued prior to August 2, 2004), an optional earnings enhancement death benefit, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you were age 81 or older at the time we issued your contract. EstatePlus is not available if you elected the Combination HV & Roll-Up death benefit.

If you purchased your contract prior to August 2, 2004, you were not charged a fee for the Earnings Advantage benefit. It was included in the Seasons Estate Advantage which offered you a choice between the Maximum Anniversary Value or 5% Accumulation death benefit options for a fee of 0.25% of the average daily ending net asset value allocated to the Variable Portfolios.

In order to elect EstatePlus, you must have also elected the optional Maximum Anniversary Value or Purchase Payment Accumulation death benefits described above.

You must elect EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest


                                       60



Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage" or "Earnings Advantage Percentage" for contracts issued prior to August 2,
2004), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit" or "Maximum Earnings Advantage Percentage" for contracts issued prior to August 2,
2004), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:


 CONTRACT YEAR        ESTATEPLUS              MAXIMUM
    OF DEATH          PERCENTAGE         ESTATEPLUS BENEFIT
 Years 0 - 4      25% of Earnings     40% of Net Purchase
                                      Payments* (25% for
                                      contracts issued prior
                                      to 8/2/04)
 Years 5 - 9      40% of Earnings     65% of Net Purchase
                                      Payments* (40% for
                                      contracts issued prior
                                      to 8/2/04)
 Years 10+        50% of Earnings     75% of Net Purchase
                                      Payments* (50% for
                                      contracts issued prior
                                      to 8/2/04)

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:


 CONTRACT YEAR        ESTATEPLUS             MAXIMUM
    OF DEATH          PERCENTAGE       ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Net Purchase
 Years                                Payments*

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.


What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. PLEASE SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

If the Continuing Spouse terminates the optional Combination HV & Roll-Up death benefit on the Continuation Date, no optional Combination HV & Roll-Up death benefit will be payable to the Continuing Spouse's Beneficiary. The Continuing Spouse may not terminate the optional Maximum Anniversary Value or Purchase Payment Accumulation death benefits.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not


                                       61



considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON
THESE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 1.40% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge schedule against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 9 complete years if you elected to participate in the Seasons Rewards program, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedules are as follows:


WITHDRAWAL CHARGE WITHOUT THE ELECTION OF THE SEASONS REWARDS PROGRAM:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                  1      2      3      4      5      6      7     8+
 WITHDRAWAL CHARGE     7%     6%     6%     5%     4%     3%     2%     0%

WITHDRAWAL CHARGE WITH ELECTION OF THE SEASONS REWARDS PROGRAM:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                  1      2      3      4      5      6      7      8      9     10+
 WITHDRAWAL CHARGE     9%     8%     7%     6%     6%     5%     4%     3%     2%      0%

These higher potential withdrawal charges for the Seasons Rewards program may compensate us for the expenses associated with the program.

The Seasons Rewards program is designed for long term investing. We expect that if you remain committed to this investment over the long term, we will profit as a result of fees charged over the life of your contract. However, other than the withdrawal charge, no other fees or charges are higher if you elect Seasons Rewards than the contract without an election of this program.

If you participate in the Seasons Rewards program, you will not receive any deferred Payment Enhancement if you fully withdraw a Purchase Payment or if you surrender your contract prior to the corresponding Deferred Payment Enhancement Date.


                                       62



Although we do not assess a withdrawal charge when you take a 10% free withdrawal of the total invested amount we will proportionally reduce the amount of any corresponding Deferred Payment Enhancement.


When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.


If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES


Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.



12b-1 FEES

Underlying Fund shares are subject to a fee of 0.25% imposed under a servicing plan adopted by Seasons Series Trust, SunAmerica Series Trust, Fidelity(R) Variable Insurance Products and T. Rowe Price Equity Series, Inc. pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Managed Allocation Portfolios do not directly impose a 12b-1 fee, but do invest in certain Underlying Funds, and thus, indirectly bear the expenses of those Underlying Funds including the 12b-1 fees.


The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.


There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL LIVING BENEFITS FEES

Please see FEE TABLE above for a description of the optional living benefit fees offered over time in this contract.


OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT FEE

The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolio(s).


OPTIONAL ENHANCED DEATH BENEFIT

The fee for the optional death benefit is 0.15% of the average daily ending net asset value allocated to the Variable Portfolio(s). This enhanced death benefit fee applies to the Maximum Anniversary Value death benefit option or Purchase Payment Accumulation death benefit option issued to contracts on or after August 2, 2004.

If you purchased your contract prior to August 2, 2004, the enhanced death benefit option on your contracts was called Seasons Estate Advantage. Seasons Estate Advantage offered the choice between the Maximum Anniversary Value or 5% Accumulation death benefit options along with the Earnings Advantage death benefit for a fee of 0.25% of the average daily ending net asset value allocated to the Variable Portfolios.


                                       63



OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s). There is no fee applicable for this benefit ("Earnings Advantage") for contracts issued prior to August 2, 2004.


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 1.50% to 7.75% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A
PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.


COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.75% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually for the life of the contract.


The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling


                                       64



firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2014 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.


We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.


Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE


We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.


RULE 12B-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar-amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment adviser realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.


OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and


                                       65



regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. Your Latest Annuity Date is defined as the later of the first business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


                                       66



ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, is based on the guaranteed minimum interest rate specified in your contract and will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM
A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

                                       67

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                                     TAXES
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THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT
TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans (including 401(k) plans), and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.


AGGREGATION OF CONTRACTS


Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.



TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An


                                       68



individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;


     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;


     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


     o payments to certain individuals called up for active duty after September 11, 2001; and


     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and


                                       69



exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. Upon notification of your death, we will terminate the automatic required minimum distribution unless your Beneficiary instructs us otherwise. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


                                       70



TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.



FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States



     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia



     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

     o     a person that meets the substantial presence test

     o     any other person that is not a foreign person.

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form, each of which is effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-8 or acceptable substitute form.


OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of


                                       71



whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                               OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG Capital Services, Inc., an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("Merger"). Before the Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL is regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.

AIG is a leading international insurance organization serving customers in more than 130 countries. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.



OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets


                                       72



or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Annuity Account Five was a separate account of SunAmerica Annuity, originally established under Arizona law on July 8, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account Five was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

CONTRACTS ISSUED ON OR PRIOR TO DECEMBER 29, 2006 WERE ISSUED WITH A GUARANTEE (THE "GUARANTEE") BY AMERICAN HOME ASSURANCE COMPANY (THE "GUARANTOR"). PLEASE SEE APPENDIX E FOR MORE INFORMATION.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix E for more information.


                                       73



INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS


The financial statements of the Company, Separate Account and -Guarantor, if applicable, are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.


We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.



CYBER SECURITY

The Company is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, the Company is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential contract owner information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential contract owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries.


As of April 30, 2015, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding


                                       74

the Separate Account, the Company and its general account, American Home, if your contract is covered by the Guarantee, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       75

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PREMIER PORTFOLIOS



                                         FISCAL      FISCAL         FISCAL
                            INCEPTION     YEAR        YEAR           YEAR
                                TO       ENDED       ENDED           ENDED
                             4/30/07    4/30/08     4/30/09         4/30/10
                           =========== ========= ============= ================
SUNAMERICA SERIES TRUST -- CLASS 3 SHARES
American Funds Global Growth SAST (Inception Date: 05/01/08)
 Beginning AUV............ (a)N/A      (a)N/A    (a)$11.748    (a)$7.626
                           (b)N/A      (b)N/A    (b)N/A        (b)$7.687
 Ending AUV............... (a)N/A      (a)N/A    (a)$7.626     (a)$10.433
                           (b)N/A      (b)N/A    (b)N/A        (b)$10.183
 Ending Number of AUs..... (a)N/A      (a)N/A    (a)224,235    (a)357,505
                           (b)N/A      (b)N/A    (b)N/A        (b)156

---------------------------
American Funds Growth SAST (Inception Date: 05/01/08)
 Beginning AUV............ (a)N/A      (a)N/A    (a)$11.139    (a)$6.837
                           (b)N/A      (b)N/A    (b)N/A        (b)$6.776
 Ending AUV............... (a)N/A      (a)N/A    (a)$6.837     (a)$9.405
                           (b)N/A      (b)N/A    (b)N/A        (b)$9.177
 Ending Number of AUs..... (a)N/A      (a)N/A    (a)125,432    (a)188,378
                           (b)N/A      (b)N/A    (b)N/A        (b)2,175

---------------------------
American Funds Growth-Income SAST (Inception Date: 05/01/08)
 Beginning AUV............ (a)N/A      (a)N/A    (a)$10.694    (a)$6.862
                           (b)N/A      (b)N/A    (b)N/A        (b)$6.804
 Ending AUV............... (a)N/A      (a)N/A    (a)$6.862     (a)$9.120
                           (b)N/A      (b)N/A    (b)N/A        (b)$8.898
 Ending Number of AUs..... (a)N/A      (a)N/A    (a)163,350    (a)262,321
                           (b)N/A      (b)N/A    (b)N/A        (b)658

---------------------------
SunAmerica Dynamic Allocation (Inception Date: 05/01/13)
 Beginning AUV............ (a)N/A      (a)N/A    (a)N/A        (a)N/A
                           (b)N/A      (b)N/A    (b)N/A        (b)N/A
 Ending AUV............... (a)N/A      (a)N/A    (a)N/A        (a)N/A
                           (b)N/A      (b)N/A    (b)N/A        (b)N/A
 Ending Number of AUs..... (a)N/A      (a)N/A    (a)N/A        (a)N/A
                           (b)N/A      (b)N/A    (b)N/A        (b)N/A

---------------------------
SunAmerica Dynamic Strategy (Inception Date: 05/01/13)
 Beginning AUV............ (a)N/A      (a)N/A    (a)N/A        (a)N/A
                           (b)N/A      (b)N/A    (b)N/A        (b)N/A
 Ending AUV............... (a)N/A      (a)N/A    (a)N/A        (a)N/A
                           (b)N/A      (b)N/A    (b)N/A        (b)N/A
 Ending Number of AUs..... (a)N/A      (a)N/A    (a)N/A        (a)N/A
                           (b)N/A      (b)N/A    (b)N/A        (b)N/A

---------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2 SHARES
Fidelity VIP Contrafund(R) (Inception Date: 05/01/08)
 Beginning AUV............ (a)N/A      (a)N/A    (a)$10.000    (a)$6.096
                           (b)N/A      (b)N/A    (b)N/A        (b)$6.096
 Ending AUV............... (a)N/A      (a)N/A    (a)$6.096     (a)$8.552
                           (b)N/A      (b)N/A    (b)N/A        (b)$8.449
 Ending Number of AUs..... (a)N/A      (a)N/A    (a)187,701    (a)287,137
                           (b)N/A      (b)N/A    (b)N/A        (b)2,411

---------------------------
Fidelity VIP Equity-Income (Inception Date: 05/01/08)
 Beginning AUV............ (a)N/A      (a)N/A    (a)$10.000    (a)$5.678
                           (b)N/A      (b)N/A    (b)N/A        (b)$5.771
 Ending AUV............... (a)N/A      (a)N/A    (a)$5.678     (a)$8.078
                           (b)N/A      (b)N/A    (b)N/A        (b)$7.983
 Ending Number of AUs..... (a)N/A      (a)N/A    (a)315,028    (a)424,112
                           (b)N/A      (b)N/A    (b)N/A        (b)273

---------------------------
Fidelity VIP Investment Grade Bond (Inception Date: 05/01/08)
 Beginning AUV............ (a)N/A      (a)N/A    (a)$10.000    (a)$9.775
                           (b)N/A      (b)N/A    (b)N/A        (b)$9.788
 Ending AUV............... (a)N/A      (a)N/A    (a)$9.775     (a)$11.128
                           (b)N/A      (b)N/A    (b)N/A        (b)$10.885
 Ending Number of AUs..... (a)N/A      (a)N/A    (a)716,371    (a)1,046,257
                           (b)N/A      (b)N/A    (b)N/A        (b)651

---------------------------
Fidelity VIP Mid Cap (Inception Date: 05/01/08)
 Beginning AUV............ (a)N/A      (a)N/A    (a)$10.000    (a)$6.656
                           (b)N/A      (b)N/A    (b)N/A        (b)$6.592
 Ending AUV............... (a)N/A      (a)N/A    (a)$6.656     (a)$9.552
                           (b)N/A      (b)N/A    (b)N/A        (b)$9.423
 Ending Number of AUs..... (a)N/A      (a)N/A    (a)437,573    (a)645,426
                           (b)N/A      (b)N/A    (b)N/A        (b)445

---------------------------



                                FISCAL           FISCAL           FISCAL           FISCAL
                                 YEAR             YEAR             YEAR             YEAR           8 MONTHS
                                 ENDED            ENDED            ENDED            ENDED           ENDED
                                4/30/11          4/30/12          4/30/13          4/30/14         12/31/14
                           ================ ================ ================ ================ ===============
SUNAMERICA SERIES TRUST -- CLASS 3 SHARES
American Funds Global Growth SAST (Inception Date: 05/01/08)
 Beginning AUV............ (a)$10.433       (a)$12.329       (a)$11.541       (a)$13.310       (a)$15.210
                           (b)$10.183       (b)$11.955       (b)$11.119       (b)$12.741       (b)$13.061
 Ending AUV............... (a)$12.329       (a)$11.541       (a)$13.310       (a)$15.210       (a)$15.699
                           (b)$11.955       (b)$11.119       (b)$12.741       (b)$13.061       (b)$14.865
 Ending Number of AUs..... (a)348,252       (a)332,381       (a)297,700       (a)226,391       (a)187,572
                           (b)0             (b)0             (b)0             (b)0             (b)0

---------------------------
American Funds Growth SAST (Inception Date: 05/01/08)
 Beginning AUV............ (a)$9.405        (a)$11.199       (a)$11.070       (a)$12.255       (a)$14.200
                           (b)$9.177        (b)$10.854       (b)$10.660       (b)$11.726       (b)$13.498
 Ending AUV............... (a)$11.199       (a)$11.070       (a)$12.255       (a)$14.200       (a)$15.333
                           (b)$10.854       (b)$10.660       (b)$11.726       (b)$13.498       (b)$14.512
 Ending Number of AUs..... (a)193,395       (a)178,096       (a)161,950       (a)123,350       (a)102,666
                           (b)1,093         (b)1,175         (b)1,130         (b)1,066         (b)1,000

---------------------------
American Funds Growth-Income SAST (Inception Date: 05/01/08)
 Beginning AUV............ (a)$9.120        (a)$10.194       (a)$10.192       (a)$11.820       (a)$14.114
                           (b)$8.898        (b)$9.885        (b)$9.819        (b)$11.315       (b)$13.423
 Ending AUV............... (a)$10.194       (a)$10.192       (a)$11.820       (a)$14.114       (a)$15.201
                           (b)$9.885        (b)$9.819        (b)$11.315       (b)$13.423       (b)$14.394
 Ending Number of AUs..... (a)263,666       (a)250,888       (a)224,427       (a)171,488       (a)165,298
                           (b)1,207         (b)1,275         (b)1,168         (b)1,085         (b)1,009

---------------------------
SunAmerica Dynamic Allocation (Inception Date: 05/01/13)
 Beginning AUV............ (a)N/A           (a)N/A           (a)N/A           (a)$--           (a)$12.055
                           (b)N/A           (b)N/A           (b)N/A           (b)$--           (b)$12.096
 Ending AUV............... (a)N/A           (a)N/A           (a)N/A           (a)$12.055       (a)$12.458
                           (b)N/A           (b)N/A           (b)N/A           (b)$12.096       (b)$12.513
 Ending Number of AUs..... (a)N/A           (a)N/A           (a)N/A           (a)1,078,867     (a)1,246,786
                           (b)N/A           (b)N/A           (b)N/A           (b)1,388,797     (b)1,638,238

---------------------------
SunAmerica Dynamic Strategy (Inception Date: 05/01/13)
 Beginning AUV............ (a)N/A           (a)N/A           (a)N/A           (a)$--           (a)$11.999
                           (b)N/A           (b)N/A           (b)N/A           (b)$--           (b)$12.031
 Ending AUV............... (a)N/A           (a)N/A           (a)N/A           (a)$11.999       (a)$12.381
                           (b)N/A           (b)N/A           (b)N/A           (b)$12.031       (b)$12.426
 Ending Number of AUs..... (a)N/A           (a)N/A           (a)N/A           (a)1,079,347     (a)1,201,328
                           (b)N/A           (b)N/A           (b)N/A           (b)1,270,642     (b)1,498,654

---------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2 SHARES
Fidelity VIP Contrafund(R) (Inception Date: 05/01/08)
 Beginning AUV............ (a)$8.552        (a)$10.036       (a)$9.920        (a)$11.055       (a)$13.175
                           (b)$8.449        (b)$9.852        (b)$9.671        (b)$10.704       (b)$12.675
 Ending AUV............... (a)$10.036       (a)$9.920        (a)$11.055       (a)$13.175       (a)$14.386
                           (b)$9.852        (b)$9.671        (b)$10.704       (b)$12.675       (b)$13.779
 Ending Number of AUs..... (a)293,129       (a)293,121       (a)247,376       (a)209,933       (a)169,021
                           (b)1,212         (b)1,281         (b)1,220         (b)1,141         (b)1,054

---------------------------
Fidelity VIP Equity-Income (Inception Date: 05/01/08)
 Beginning AUV............ (a)$8.078        (a)$9.214        (a)$9.149        (a)$10.909       (a)$12.549
                           (b)$7.983        (b)$9.100        (b)$9.060        (b)$10.506       (b)$10.663
 Ending AUV............... (a)$9.214        (a)$9.149        (a)$10.909       (a)$12.549       (a)$13.042
                           (b)$9.100        (b)$9.060        (b)$10.506       (b)$10.663       (b)$12.425
 Ending Number of AUs..... (a)385,348       (a)352,515       (a)313,894       (a)221,905       (a)206,432
                           (b)0             (b)0             (b)0             (b)0             (b)0

---------------------------
Fidelity VIP Investment Grade Bond (Inception Date: 05/01/08)
 Beginning AUV............ (a)$11.128       (a)$11.651       (a)$12.275       (a)$12.660       (a)$12.448
                           (b)$10.885       (b)$11.303       (b)$11.794       (b)$12.029       (b)$11.987
 Ending AUV............... (a)$11.651       (a)$12.275       (a)$12.660       (a)$12.448       (a)$12.664
                           (b)$11.303       (b)$11.794       (b)$12.029       (b)$11.987       (b)$11.903
 Ending Number of AUs..... (a)1,099,364     (a)1,060,727     (a)1,062,606     (a)792,012       (a)703,372
                           (b)0             (b)0             (b)0             (b)0             (b)0

---------------------------
Fidelity VIP Mid Cap (Inception Date: 05/01/08)
 Beginning AUV............ (a)$9.552        (a)$11.665       (a)$10.744       (a)$11.949       (a)$14.378
                           (b)$9.423        (b)$11.269       (b)$9.986        (b)$10.431       (b)$10.716
 Ending AUV............... (a)$11.665       (a)$10.744       (a)$11.949       (a)$14.378       (a)$15.211
                           (b)$11.269       (b)$9.986        (b)$10.431       (b)$10.716       (b)$13.136
 Ending Number of AUs..... (a)597,318       (a)557,843       (a)499,257       (a)353,536       (a)305,044
                           (b)0             (b)0             (b)0             (b)0             (b)0

---------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Units
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses with election of the optional Combination HV & Roll-Up death benefit

        Effective December 31, 2014, the Separate Account has changed its fiscal year end from April 30 to December 31.


                                      A-1



                                         FISCAL      FISCAL        FISCAL
                            INCEPTION     YEAR        YEAR          YEAR
                                TO       ENDED       ENDED          ENDED
                             4/30/07    4/30/08     4/30/09        4/30/10
                           =========== ========= ============= ==============
Fidelity VIP Overseas (Inception Date: 05/01/08)
 Beginning AUV............ (a)N/A      (a)N/A    (a)$10.000    (a)$5.424
                           (b)N/A      (b)N/A    (b)N/A        (b)$5.599
 Ending AUV............... (a)N/A      (a)N/A    (a)$5.424     (a)$7.183
                           (b)N/A      (b)N/A    (b)N/A        (b)$7.102
 Ending Number of AUs..... (a)N/A      (a)N/A    (a)331,182    (a)469,350
                           (b)N/A      (b)N/A    (b)N/A        (b)248

---------------------------
T. ROWE PRICE EQUITY SERIES, INC. -- CLASS 2 SHARES
T. Rowe Price Blue Chip Growth II (Inception Date: 05/01/08)
 Beginning AUV............ (a)N/A      (a)N/A    (a)$10.000    (a)$6.560
                           (b)N/A      (b)N/A    (b)N/A        (b)$6.404
 Ending AUV............... (a)N/A      (a)N/A    (a)$6.560     (a)$8.923
                           (b)N/A      (b)N/A    (b)N/A        (b)$8.739
 Ending Number of AUs..... (a)N/A      (a)N/A    (a)75,477     (a)117,888
                           (b)N/A      (b)N/A    (b)N/A        (b)110

---------------------------
T. Rowe Price Equity Income II (Inception Date: 05/01/08)
 Beginning AUV............ (a)N/A      (a)N/A    (a)$10.000    (a)$6.209
                           (b)N/A      (b)N/A    (b)N/A        (b)$6.232
 Ending AUV............... (a)N/A      (a)N/A    (a)$6.209     (a)$8.799
                           (b)N/A      (b)N/A    (b)N/A        (b)$8.655
 Ending Number of AUs..... (a)N/A      (a)N/A    (a)302,702    (a)388,582
                           (b)N/A      (b)N/A    (b)N/A        (b)869

---------------------------



                               FISCAL        FISCAL        FISCAL        FISCAL
                                YEAR          YEAR          YEAR          YEAR       8 MONTHS
                               ENDED         ENDED         ENDED         ENDED         ENDED
                              4/30/11       4/30/12       4/30/13       4/30/14      12/31/14
                           ============= ============= ============= ============= ============
Fidelity VIP Overseas (Inception Date: 05/01/08)
 Beginning AUV............ (a)$7.183     (a)$8.862     (a)$7.481     (a)$8.480     (a)$9.622
                           (b)$7.102     (b)$8.759     (b)$7.404     (b)$8.408     (b)$8.613
 Ending AUV............... (a)$8.862     (a)$7.481     (a)$8.480     (a)$9.622     (a)$9.086
                           (b)$8.759     (b)$7.404     (b)$8.408     (b)$8.613     (b)$8.911
 Ending Number of AUs..... (a)442,305    (a)433,913    (a)398,108    (a)270,391    (a)253,068
                           (b)0          (b)0          (b)0          (b)0          (b)0

---------------------------
T. ROWE PRICE EQUITY SERIES, INC. -- CLASS 2 SHARES
T. Rowe Price Blue Chip Growth II (Inception Date: 05/01/08)
 Beginning AUV............ (a)$8.923     (a)$10.398    (a)$11.426    (a)$12.253    (a)$15.041
                           (b)$8.739     (b)$10.099    (b)$11.059    (b)$11.888    (b)$12.237
 Ending AUV............... (a)$10.398    (a)$11.426    (a)$12.253    (a)$15.041    (a)$16.760
                           (b)$10.099    (b)$11.059    (b)$11.888    (b)$12.237    (b)$16.085
 Ending Number of AUs..... (a)126,566    (a)186,388    (a)161,095    (a)133,639    (a)106,353
                           (b)0          (b)0          (b)0          (b)0          (b)0

---------------------------
T. Rowe Price Equity Income II (Inception Date: 05/01/08)
 Beginning AUV............ (a)$8.799     (a)$9.789     (a)$9.732     (a)$11.497    (a)$13.288
                           (b)$8.655     (b)$9.565     (b)$9.450     (b)$11.092    (b)$12.736
 Ending AUV............... (a)$9.789     (a)$9.732     (a)$11.497    (a)$13.288    (a)$13.791
                           (b)$9.565     (b)$9.450     (b)$11.092    (b)$12.736    (b)$13.161
 Ending Number of AUs..... (a)399,336    (a)376,337    (a)367,320    (a)285,587    (a)252,976
                           (b)1,240      (b)1,312      (b)1,183      (b)1,150      (b)1,103

---------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses with election of the optional Combination HV & Roll-Up death benefit

        Effective December 31, 2014, the Separate Account has changed its fiscal year end from April 30 to December 31.


                                      A-2

SELECT PORTFOLIOS



                                                  FISCAL           FISCAL           FISCAL
                                                   YEAR             YEAR             YEAR
                                                   ENDED            ENDED            ENDED
                                                  4/30/05          4/30/06          4/30/07
                                             ================ ================ ================
SEASONS SERIES TRUST -- CLASS 3 SHARES
Large Cap Growth (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$8.103        (a)$8.382        (a)$9.564
                                             (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................. (a)$8.382        (a)$9.564        (a)$10.339
                                             (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................... (a)1,575,108     (a)1,966,198     (a)2,162,009
                                             (b)N/A           (b)N/A           (b)N/A

---------------------------------------------
Large Cap Value (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$11.646       (a)$12.503       (a)$14.414
                                             (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................. (a)$12.503       (a)$14.414       (a)$16.630
                                             (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................... (a)1,140,099     (a)1,498,973     (a)1,670,981
                                             (b)N/A           (b)N/A           (b)N/A

---------------------------------------------
Mid Cap Growth (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$13.747       (a)$13.971       (a)$18.166
                                             (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................. (a)$13.971       (a)$18.166       (a)$19.634
                                             (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................... (a)896,456       (a)1,093,996     (a)1,199,516
                                             (b)N/A           (b)N/A           (b)N/A

---------------------------------------------
Mid Cap Value (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$17.248       (a)$19.747       (a)$23.619
                                             (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................. (a)$19.747       (a)$23.619       (a)$27.511
                                             (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................... (a)761,202       (a)962,194       (a)1,091,238
                                             (b)N/A           (b)N/A           (b)N/A

---------------------------------------------
Small Cap (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$10.385       (a)$10.345       (a)$12.854
                                             (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................. (a)$10.345       (a)$12.854       (a)$13.785
                                             (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................... (a)1,250,380     (a)1,529,807     (a)1,564,875
                                             (b)N/A           (b)N/A           (b)N/A

---------------------------------------------
International Equity (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$7.816        (a)$8.588        (a)$11.380
                                             (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................. (a)$8.588        (a)$11.380       (a)$13.013
                                             (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................... (a)1,492,650     (a)2,023,915     (a)2,451,861
                                             (b)N/A           (b)N/A           (b)N/A

---------------------------------------------
Diversified Fixed Income (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$11.684       (a)$12.029       (a)$11.793
                                             (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................. (a)$12.029       (a)$11.793       (a)$12.386
                                             (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................... (a)1,186,874     (a)1,289,659     (a)1,284,059
                                             (b)N/A           (b)N/A           (b)N/A

---------------------------------------------
Real Return (Inception Date: (a) 2/14/05 (b) 5/13/09)
 Beginning AUV.............................. (a)$10.000       (a)$9.674        (a)$10.224
                                             (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................. (a)$9.674        (a)$10.224       (a)$10.985
                                             (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................... (a)47,005        (a)296,592       (a)491,027
                                             (b)N/A           (b)N/A           (b)N/A

---------------------------------------------
Cash Management (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$10.614       (a)$10.561       (a)$10.736
                                             (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................. (a)$10.561       (a)$10.736       (a)$11.072
                                             (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................... (a)567,574       (a)627,171       (a)1,604,826
                                             (b)N/A           (b)N/A           (b)N/A

---------------------------------------------



                                                  FISCAL           FISCAL           FISCAL           FISCAL           FISCAL
                                                   YEAR             YEAR             YEAR             YEAR             YEAR
                                                   ENDED            ENDED            ENDED            ENDED            ENDED
                                                  4/30/08          4/30/09          4/30/10          4/30/11          4/30/12
                                             ================ ================ ================ ================ ================
SEASONS SERIES TRUST -- CLASS 3 SHARES
Large Cap Growth (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$10.339       (a)$10.971       (a)$7.054        (a)$9.363        (a)$10.559
                                             (b)N/A           (b)N/A           (b)$6.750        (b)$8.857        (b)$9.828
 Ending AUV................................. (a)$10.971       (a)$7.054        (a)$9.363        (a)$10.559       (a)$11.015
                                             (b)N/A           (b)N/A           (b)$8.857        (b)$9.828        (b)$10.197
 Ending Number of AUs....................... (a)2,197,613     (a)1,629,965     (a)1,539,531     (a)1,619,009     (a)1,264,183
                                             (b)N/A           (b)N/A           (b)0             (b)0             (b)0

---------------------------------------------
Large Cap Value (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$16.630       (a)$15.389       (a)$9.821        (a)$13.819       (a)$15.589
                                             (b)N/A           (b)N/A           (b)$9.626        (b)$13.183       (b)$14.797
 Ending AUV................................. (a)$15.389       (a)$9.821        (a)$13.819       (a)$15.589       (a)$15.338
                                             (b)N/A           (b)N/A           (b)$13.183       (b)$14.797       (b)$14.511
 Ending Number of AUs....................... (a)1,530,605     (a)1,241,544     (a)1,144,420     (a)913,974       (a)751,425
                                             (b)N/A           (b)N/A           (b)0             (b)0             (b)0

---------------------------------------------
Mid Cap Growth (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$19.634       (a)$19.547       (a)$12.407       (a)$17.871       (a)$22.474
                                             (b)N/A           (b)N/A           (b)$11.665       (b)$17.033       (b)$21.295
 Ending AUV................................. (a)$19.547       (a)$12.407       (a)$17.871       (a)$22.474       (a)$21.533
                                             (b)N/A           (b)N/A           (b)$17.033       (b)$21.295       (b)$20.343
 Ending Number of AUs....................... (a)1,062,082     (a)870,588       (a)810,304       (a)657,149       (a)539,351
                                             (b)N/A           (b)N/A           (b)0             (b)0             (b)0

---------------------------------------------
Mid Cap Value (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$27.511       (a)$23.983       (a)$15.124       (a)$22.158       (a)$26.337
                                             (b)N/A           (b)N/A           (b)$14.200       (b)$21.012       (b)$24.798
 Ending AUV................................. (a)$23.983       (a)$15.124       (a)$22.158       (a)$26.337       (a)$25.025
                                             (b)N/A           (b)N/A           (b)$21.012       (b)$24.798       (b)$23.448
 Ending Number of AUs....................... (a)1,017,911     (a)849,541       (a)783,240       (a)628,717       (a)524,685
                                             (b)N/A           (b)N/A           (b)0             (b)0             (b)0

---------------------------------------------
Small Cap (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$13.785       (a)$11.484       (a)$7.949        (a)$11.672       (a)$14.005
                                             (b)N/A           (b)N/A           (b)$7.521        (b)$11.174       (b)$13.324
 Ending AUV................................. (a)$11.484       (a)$7.949        (a)$11.672       (a)$14.005       (a)$13.176
                                             (b)N/A           (b)N/A           (b)$11.174       (b)$13.324       (b)$12.456
 Ending Number of AUs....................... (a)1,543,423     (a)1,294,024     (a)1,276,790     (a)993,022       (a)761,481
                                             (b)N/A           (b)N/A           (b)442           (b)895           (b)995

---------------------------------------------
International Equity (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$13.013       (a)$12.578       (a)$6.992        (a)$9.252        (a)$10.823
                                             (b)N/A           (b)N/A           (b)$6.985        (b)$8.838        (b)$10.274
 Ending AUV................................. (a)$12.578       (a)$6.992        (a)$9.252        (a)$10.823       (a)$9.313
                                             (b)N/A           (b)N/A           (b)$8.838        (b)$10.274       (b)$8.783
 Ending Number of AUs....................... (a)2,626,433     (a)2,097,427     (a)2,045,471     (a)1,694,620     (a)1,318,843
                                             (b)N/A           (b)N/A           (b)0             (b)0             (b)0

---------------------------------------------
Diversified Fixed Income (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$12.386       (a)$12.923       (a)$12.743       (a)$13.791       (a)$14.429
                                             (b)N/A           (b)N/A           (b)$12.245       (b)$12.924       (b)$13.356
 Ending AUV................................. (a)$12.923       (a)$12.743       (a)$13.791       (a)$14.429       (a)$15.216
                                             (b)N/A           (b)N/A           (b)$12.924       (b)$13.356       (b)$13.936
 Ending Number of AUs....................... (a)1,862,379     (a)1,703,409     (a)1,499,237     (a)1,334,391     (a)1,041,446
                                             (b)N/A           (b)N/A           (b)0             (b)0             (b)0

---------------------------------------------
Real Return (Inception Date: (a) 2/14/05 (b) 5/13/09)
 Beginning AUV.............................. (a)$10.985       (a)$10.923       (a)$9.733        (a)$11.413       (a)$11.777
                                             (b)N/A           (b)N/A           (b)$9.559        (b)$10.943       (b)$11.221
 Ending AUV................................. (a)$10.923       (a)$9.733        (a)$11.413       (a)$11.777       (a)$12.171
                                             (b)N/A           (b)N/A           (b)$10.943       (b)$11.221       (b)$11.519
 Ending Number of AUs....................... (a)537,007       (a)607,700       (a)691,039       (a)622,236       (a)578,737
                                             (b)N/A           (b)N/A           (b)1,511         (b)698           (b)727

---------------------------------------------
Cash Management (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$11.072       (a)$11.247       (a)$11.122       (a)$10.928       (a)$10.719
                                             (b)N/A           (b)N/A           (b)$10.626       (b)$10.279       (b)$9.898
 Ending AUV................................. (a)$11.247       (a)$11.122       (a)$10.928       (a)$10.719       (a)$10.506
                                             (b)N/A           (b)N/A           (b)$10.279       (b)$9.898        (b)$9.548
 Ending Number of AUs....................... (a)1,970,405     (a)2,799,589     (a)1,655,703     (a)1,526,174     (a)1,229,948
                                             (b)N/A           (b)N/A           (b)0             (b)0             (b)0

---------------------------------------------



                                                  FISCAL          FISCAL
                                                   YEAR            YEAR       8 MONTHS
                                                   ENDED          ENDED         ENDED
                                                  4/30/13        4/30/14      12/31/14
                                             ================ ============= ============
SEASONS SERIES TRUST -- CLASS 3 SHARES
Large Cap Growth (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$11.015       (a)$12.202    (a)$14.378
                                             (b)$10.197       (b)$11.315    (b)$11.627
 Ending AUV................................. (a)$12.202       (a)$14.378    (a)$16.081
                                             (b)$11.315       (b)$11.627    (b)$14.751
 Ending Number of AUs....................... (a)1,009,333     (a)778,972    (a)656,946
                                             (b)0             (b)0          (b)0

---------------------------------------------
Large Cap Value (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$15.338       (a)$17.931    (a)$20.811
                                             (b)$14.511       (b)$16.945    (b)$17.297
 Ending AUV................................. (a)$17.931       (a)$20.811    (a)$22.020
                                             (b)$16.945       (b)$17.297    (b)$20.584
 Ending Number of AUs....................... (a)588,733       (a)485,236    (a)402,777
                                             (b)0             (b)0          (b)0

---------------------------------------------
Mid Cap Growth (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$21.533       (a)$23.909    (a)$28.006
                                             (b)$20.343       (b)$22.583    (b)$23.147
 Ending AUV................................. (a)$23.909       (a)$28.006    (a)$30.689
                                             (b)$22.583       (b)$23.147    (b)$28.673
 Ending Number of AUs....................... (a)416,862       (a)314,066    (a)259,409
                                             (b)0             (b)0          (b)0

---------------------------------------------
Mid Cap Value (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$25.025       (a)$29.498    (a)$34.820
                                             (b)$23.448       (b)$27.546    (b)$28.143
 Ending AUV................................. (a)$29.498       (a)$34.820    (a)$37.338
                                             (b)$27.546       (b)$28.143    (b)$34.490
 Ending Number of AUs....................... (a)418,720       (a)337,337    (a)287,342
                                             (b)0             (b)0          (b)0

---------------------------------------------
Small Cap (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$13.176       (a)$14.391    (a)$17.214
                                             (b)$12.456       (b)$13.516    (b)$16.063
 Ending AUV................................. (a)$14.391       (a)$17.214    (a)$18.129
                                             (b)$13.516       (b)$16.063    (b)$16.843
 Ending Number of AUs....................... (a)618,311       (a)491,169    (a)408,001
                                             (b)954           (b)874        (b)862

---------------------------------------------
International Equity (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$9.313        (a)$10.505    (a)$11.455
                                             (b)$8.783        (b)$9.844     (b)$10.042
 Ending AUV................................. (a)$10.505       (a)$11.455    (a)$10.608
                                             (b)$9.844        (b)$10.042    (b)$9.833
 Ending Number of AUs....................... (a)1,082,925     (a)898,855    (a)811,146
                                             (b)0             (b)0          (b)0

---------------------------------------------
Diversified Fixed Income (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$15.216       (a)$15.642    (a)$15.185
                                             (b)$13.936       (b)$14.160    (b)$14.114
 Ending AUV................................. (a)$15.642       (a)$15.185    (a)$15.367
                                             (b)$14.160       (b)$14.114    (b)$13.761
 Ending Number of AUs....................... (a)855,198       (a)677,758    (a)562,896
                                             (b)0             (b)0          (b)0

---------------------------------------------
Real Return (Inception Date: (a) 2/14/05 (b) 5/13/09)
 Beginning AUV.............................. (a)$12.171       (a)$12.303    (a)$11.631
                                             (b)$11.519       (b)$11.571    (b)$10.868
 Ending AUV................................. (a)$12.303       (a)$11.631    (a)$11.527
                                             (b)$11.571       (b)$10.868    (b)$10.724
 Ending Number of AUs....................... (a)463,717       (a)358,499    (a)268,862
                                             (b)744           (b)898        (b)902

---------------------------------------------
Cash Management (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.............................. (a)$10.506       (a)$10.300    (a)$10.102
                                             (b)$9.548        (b)$9.325     (b)$9.321
 Ending AUV................................. (a)$10.300       (a)$10.102    (a)$9.973
                                             (b)$9.325        (b)$9.321     (b)$8.932
 Ending Number of AUs....................... (a)992,989       (a)665,673    (a)602,074
                                             (b)0             (b)0          (b)0

---------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a)        Reflecting minimum Separate Account expenses (1.40%)
        (b) Reflecting maximum Separate Account expenses with election of the optional Combination HV & Roll-Up death benefit

        Effective December 31, 2014, the Separate Account has changed its fiscal year end from April 30 to December 31.


                                      A-3

FOCUSED PORTFOLIOS



                                                FISCAL           FISCAL           FISCAL
                                                 YEAR             YEAR             YEAR
                                                 ENDED            ENDED            ENDED
                                                4/30/05          4/30/06          4/30/07
                                           ================ ================ ================
SEASONS SERIES TRUST -- CLASS 3 SHARES
Focus Growth (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV............................ (a)$7.133        (a)$6.791        (a)$8.099
                                           (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................... (a)$6.791        (a)$8.099        (a)$8.339
                                           (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs..................... (a)1,813,875     (a)2,186,196     (a)2,051,199
                                           (b)N/A           (b)N/A           (b)N/A

-------------------------------------------
Focus Value (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV............................ (a)$12.277       (a)$13.559       (a)$16.141
                                           (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................... (a)$13.559       (a)$16.141       (a)$19.517
                                           (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs..................... (a)775,409       (a)969,738       (a)1,176,543
                                           (b)N/A           (b)N/A           (b)N/A

-------------------------------------------



                                                FISCAL           FISCAL           FISCAL           FISCAL           FISCAL
                                                 YEAR             YEAR             YEAR             YEAR             YEAR
                                                 ENDED            ENDED            ENDED            ENDED            ENDED
                                                4/30/08          4/30/09          4/30/10          4/30/11          4/30/12
                                           ================ ================ ================ ================ ================
SEASONS SERIES TRUST -- CLASS 3 SHARES
Focus Growth (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV............................ (a)$8.339        (a)$8.776        (a)$5.558        (a)$7.738        (a)$10.051
                                           (b)N/A           (b)N/A           (b)$5.271        (b)$7.329        (b)$9.447
 Ending AUV............................... (a)$8.776        (a)$5.558        (a)$7.738        (a)$10.051       (a)$9.732
                                           (b)N/A           (b)N/A           (b)$7.329        (b)$9.447        (b)$9.088
 Ending Number of AUs..................... (a)2,074,125     (a)1,662,300     (a)1,261,285     (a)2,644,347     (a)2,075,892
                                           (b)N/A           (b)N/A           (b)0             (b)1,273         (b)1,422

-------------------------------------------
Focus Value (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV............................ (a)$19.517       (a)$17.941       (a)$12.223       (a)$16.212       (a)$18.333
                                           (b)N/A           (b)N/A           (b)$11.859       (b)$15.396       (b)$17.305
 Ending AUV............................... (a)$17.941       (a)$12.223       (a)$16.212       (a)$18.333       (a)$16.461
                                           (b)N/A           (b)N/A           (b)$15.396       (b)$17.305       (b)$15.466
 Ending Number of AUs..................... (a)1,088,999     (a)844,747       (a)719,926       (a)608,545       (a)521,119
                                           (b)N/A           (b)N/A           (b)922           (b)0             (b)0

-------------------------------------------



                                                FISCAL           FISCAL
                                                 YEAR             YEAR         8 MONTHS
                                                 ENDED            ENDED          ENDED
                                                4/30/13          4/30/14       12/31/14
                                           ================ ================ ============
SEASONS SERIES TRUST -- CLASS 3 SHARES
Focus Growth (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV............................ (a)$9.732        (a)$9.885        (a)$11.480
                                           (b)$9.088        (b)$9.175        (b)$10.586
 Ending AUV............................... (a)$9.885        (a)$11.480       (a)$12.531
                                           (b)$9.175        (b)$10.586       (b)$11.506
 Ending Number of AUs..................... (a)1,567,393     (a)1,163,471     (a)981,430
                                           (b)1,456         (b)1,346         (b)1,262

-------------------------------------------
Focus Value (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV............................ (a)$16.461       (a)$18.597       (a)$21.908
                                           (b)$15.466       (b)$17.422       (b)$17.868
 Ending AUV............................... (a)$18.597       (a)$21.908       (a)$23.878
                                           (b)$17.422       (b)$17.868       (b)$22.128
 Ending Number of AUs..................... (a)390,685       (a)300,493       (a)258,095
                                           (b)0             (b)0             (b)0

-------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a)        Reflecting minimum Separate Account expenses (1.40%)
        (b) Reflecting maximum Separate Account expenses with election of the optional Combination HV & Roll-Up death benefit

        Effective December 31, 2014, the Separate Account has changed its fiscal year end from April 30 to December 31.


                                      A-4

MANAGED ALLOCATION PORTFOLIOS



                                       FISCAL         FISCAL           FISCAL           FISCAL            FISCAL
                                        YEAR           YEAR             YEAR             YEAR              YEAR
                                       ENDED           ENDED            ENDED            ENDED            ENDED
                                      4/30/05         4/30/06          4/30/07          4/30/08          4/30/09
                                   ============= ================ ================ ================ =================
SEASONS SERIES TRUST -- CLASS 3 SHARES
Allocation Growth (Inception Date: (a) 2/14/05 (b) 5/13/09)
 Beginning AUV.................... (a)$10.000    (a)$9.576        (a)$11.500       (a)$12.826       (a)$12.157
                                   (b)N/A        (b)N/A           (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................... (a)$9.576     (a)$11.500       (a)$12.826       (a)$12.157       (a)$7.696
                                   (b)N/A        (b)N/A           (b)N/A           (b)N/A           (b)N/A
 Ending Number of                  (a)245,215    (a)1,633,946     (a)4,411,940     (a)5,243,308     (a)4,980,867
   AUs............................
                                   (b)N/A        (b)N/A           (b)N/A           (b)N/A           (b)N/A

-----------------------------------
Allocation Moderate Growth (Inception Date: (a) 2/14/05 (b) 5/13/09)
 Beginning AUV.................... (a)$10.000    (a)$9.638        (a)$11.223       (a)$12.418       (a)$11.929
                                   (b)N/A        (b)N/A           (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................... (a)$9.638     (a)$11.223       (a)$12.418       (a)$11.929       (a)$8.094
                                   (b)N/A        (b)N/A           (b)N/A           (b)N/A           (b)N/A
 Ending Number of                  (a)299,510    (a)2,564,162     (a)6,131,817     (a)9,703,959     (a)13,687,068
   AUs............................
                                   (b)N/A        (b)N/A           (b)N/A           (b)N/A           (b)N/A

-----------------------------------
Allocation Moderate (Inception Date: (a) 2/14/05 (b) 5/13/09)
 Beginning AUV.................... (a)$10.000    (a)$9.691        (a)$10.967       (a)$12.041       (a)$11.713
                                   (b)N/A        (b)N/A           (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................... (a)$9.691     (a)$10.967       (a)$12.041       (a)$11.713       (a)$8.498
                                   (b)N/A        (b)N/A           (b)N/A           (b)N/A           (b)N/A
 Ending Number of                  (a)280,165    (a)2,016,797     (a)3,615,558     (a)4,990,197     (a)6,302,944
   AUs............................
                                   (b)N/A        (b)N/A           (b)N/A           (b)N/A           (b)N/A

-----------------------------------
Allocation Balanced (Inception Date: (a) 2/14/05 (b) 5/13/09)
 Beginning AUV.................... (a)$10.000    (a)$9.749        (a)$10.693       (a)$11.622       (a)$11.450
                                   (b)N/A        (b)N/A           (b)N/A           (b)N/A           (b)N/A
 Ending AUV....................... (a)$9.749     (a)$10.693       (a)$11.622       (a)$11.450       (a)$8.893
                                   (b)N/A        (b)N/A           (b)N/A           (b)N/A           (b)N/A
 Ending Number of                  (a)420,059    (a)892,905       (a)1,823,557     (a)3,131,396     (a)4,761,842
   AUs............................
                                   (b)N/A        (b)N/A           (b)N/A           (b)N/A           (b)N/A

-----------------------------------



                                         FISCAL            FISCAL            FISCAL            FISCAL           FISCAL
                                          YEAR              YEAR              YEAR              YEAR             YEAR
                                         ENDED             ENDED             ENDED             ENDED             ENDED
                                        4/30/10           4/30/11           4/30/12           4/30/13           4/30/14
                                   ================= ================= ================= ================= ================
SEASONS SERIES TRUST -- CLASS 3 SHARES
Allocation Growth (Inception Date: (a) 2/14/05 (b) 5/13/09)
 Beginning AUV.................... (a)$7.696         (a)$10.554        (a)$12.168        (a)$11.404        (a)$12.757
                                   (b)$7.586         (b)$10.226        (b)$11.712        (b)$10.906        (b)$12.121
 Ending AUV....................... (a)$10.554        (a)$12.168        (a)$11.404        (a)$12.757        (a)$14.352
                                   (b)$10.226        (b)$11.712        (b)$10.906        (b)$12.121        (b)$12.361
 Ending Number of                  (a)4,339,324      (a)3,525,214      (a)3,049,374      (a)2,539,157      (a)2,108,604
   AUs............................
                                   (b)0              (b)0              (b)0              (b)0              (b)0

-----------------------------------
Allocation Moderate Growth (Inception Date: (a) 2/14/05 (b) 5/13/09)
 Beginning AUV.................... (a)$8.094         (a)$10.633        (a)$11.995        (a)$11.572        (a)$12.720
                                   (b)$7.962         (b)$10.275        (b)$11.516        (b)$11.038        (b)$12.055
 Ending AUV....................... (a)$10.633        (a)$11.995        (a)$11.572        (a)$12.720        (a)$13.854
                                   (b)$10.275        (b)$11.516        (b)$11.038        (b)$12.055        (b)$13.045
 Ending Number of                  (a)13,903,229     (a)12,930,465     (a)11,486,647     (a)10,554,582     (a)8,154,995
   AUs............................
                                   (b)24,292         (b)27,715         (b)27,715         (b)27,715         (b)27,715

-----------------------------------
Allocation Moderate (Inception Date: (a) 2/14/05 (b) 5/13/09)
 Beginning AUV.................... (a)$8.498         (a)$10.943        (a)$12.209        (a)$11.955        (a)$13.017
                                   (b)$8.333         (b)$10.537        (b)$11.680        (b)$11.363        (b)$12.292
 Ending AUV....................... (a)$10.943        (a)$12.209        (a)$11.955        (a)$13.017        (a)$13.968
                                   (b)$10.537        (b)$11.680        (b)$11.363        (b)$12.292        (b)$13.106
 Ending Number of                  (a)6,134,679      (a)5,513,530      (a)4,914,155      (a)4,446,729      (a)3,600,305
   AUs............................
                                   (b)4,969          (b)943            (b)1,461          (b)1,980          (b)1,509

-----------------------------------
Allocation Balanced (Inception Date: (a) 2/14/05 (b) 5/13/09)
 Beginning AUV.................... (a)$8.893         (a)$11.045        (a)$12.133        (a)$12.177        (a)$13.151
                                   (b)$8.696         (b)$10.594        (b)$11.562        (b)$11.529        (b)$12.370
 Ending AUV....................... (a)$11.045        (a)$12.133        (a)$12.177        (a)$13.151        (a)$13.889
                                   (b)$10.594        (b)$11.562        (b)$11.529        (b)$12.370        (b)$12.492
 Ending Number of                  (a)5,055,572      (a)4,921,184      (a)4,886,391      (a)4,547,353      (a)3,684,997
   AUs............................
                                   (b)0              (b)0              (b)0              (b)0              (b)0

-----------------------------------



                                       8 MONTHS
                                        ENDED
                                       12/31/14
                                   ===============
SEASONS SERIES TRUST -- CLASS 3 SHARES
Allocation Growth (Inception Date: (a) 2/14/05 (b)
5/13/09)
 Beginning AUV.................... (a)$14.352
                                   (b)$12.361
 Ending AUV....................... (a)$14.824
                                   (b)$13.933
 Ending Number of                  (a)1,859,018
   AUs............................
                                   (b)0

-----------------------------------
Allocation Moderate Growth (Inception Date: (a)
2/14/05 (b) 5/13/09)
 Beginning AUV.................... (a)$13.854
                                   (b)$13.045
 Ending AUV....................... (a)$14.247
                                   (b)$13.356
 Ending Number of                  (a)7,242,360
   AUs............................
                                   (b)27,715

-----------------------------------
Allocation Moderate (Inception Date: (a) 2/14/05
(b) 5/13/09)
 Beginning AUV.................... (a)$13.968
                                   (b)$13.106
 Ending AUV....................... (a)$14.355
                                   (b)$13.410
 Ending Number of                  (a)3,101,999
   AUs............................
                                   (b)1,594

-----------------------------------
Allocation Balanced (Inception Date: (a) 2/14/05
(b) 5/13/09)
 Beginning AUV.................... (a)$13.889
                                   (b)$12.492
 Ending AUV....................... (a)$14.257
                                   (b)$13.266
 Ending Number of                  (a)3,335,115
   AUs............................
                                   (b)0

-----------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a)        Reflecting minimum Separate Account expenses (1.40%)
        (b) Reflecting maximum Separate Account expenses with election of the optional Combination HV & Roll-Up death benefit

        Effective December 31, 2014, the Separate Account has changed its fiscal year end from April 30 to December 31.


                                      A-5

SEASONS STRATEGIES



                                              FISCAL           FISCAL           FISCAL
                                               YEAR             YEAR             YEAR
                                               ENDED            ENDED            ENDED
                                              4/30/05          4/30/06          4/30/07
                                         ================ ================ ================
SEASONS SERIES TRUST -- CLASS 3 SHARES
Growth (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.......................... (a)$14.879       (a)$15.596       (a)$17.928
                                         (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................. (a)$15.596       (a)$17.928       (a)$19.809
                                         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs................... (a)1,227,721     (a)1,644,116     (a)1,981,456
                                         (b)N/A           (b)N/A           (b)N/A

-----------------------------------------
Moderate Growth (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.......................... (a)$14.726       (a)$15.360       (a)$17.343
                                         (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................. (a)$15.360       (a)$17.343       (a)$19.067
                                         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs................... (a)2,808,761     (a)3,525,519     (a)3,862,365
                                         (b)N/A           (b)N/A           (b)N/A

-----------------------------------------
Balanced Growth (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.......................... (a)$14.386       (a)$15.028       (a)$16.452
                                         (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................. (a)$15.028       (a)$16.452       (a)$17.978
                                         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs................... (a)2,273,244     (a)2,601,896     (a)2,696,050
                                         (b)N/A           (b)N/A           (b)N/A

-----------------------------------------
Conservative Growth (Inception Date: (a)11/17/03 (b) 5/13/09)
 Beginning AUV.......................... (a)$14.206       (a)$14.784       (a)$15.837
                                         (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................. (a)$14.784       (a)$15.837       (a)$17.186
                                         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs................... (a)1,354,541     (a)1,470,241     (a)1,526,721
                                         (b)N/A           (b)N/A           (b)N/A

-----------------------------------------



                                              FISCAL           FISCAL           FISCAL           FISCAL           FISCAL
                                               YEAR             YEAR             YEAR             YEAR             YEAR
                                               ENDED            ENDED            ENDED            ENDED            ENDED
                                              4/30/08          4/30/09          4/30/10          4/30/11          4/30/12
                                         ================ ================ ================ ================ ================
SEASONS SERIES TRUST -- CLASS 3 SHARES
Growth (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.......................... (a)$19.809       (a)$19.778       (a)$14.063       (a)$18.745       (a)$21.313
                                         (b)N/A           (b)N/A           (b)$13.522       (b)$17.786       (b)$20.153
 Ending AUV............................. (a)$19.778       (a)$14.063       (a)$18.745       (a)$21.313       (a)$21.631
                                         (b)N/A           (b)N/A           (b)$17.786       (b)$20.153       (b)$20.253
 Ending Number of AUs................... (a)2,240,470     (a)1,952,642     (a)1,752,984     (a)1,600,941     (a)1,242,524
                                         (b)N/A           (b)N/A           (b)0             (b)0             (b)0

-----------------------------------------
Moderate Growth (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.......................... (a)$19.067       (a)$18.974       (a)$14.056       (a)$18.471       (a)$20.726
                                         (b)N/A           (b)N/A           (b)$13.561       (b)$17.571       (b)$19.644
 Ending AUV............................. (a)$18.974       (a)$14.056       (a)$18.471       (a)$20.726       (a)$21.077
                                         (b)N/A           (b)N/A           (b)$17.571       (b)$19.644       (b)$19.798
 Ending Number of AUs................... (a)3,684,407     (a)3,143,400     (a)2,797,221     (a)2,487,770     (a)2,013,365
                                         (b)N/A           (b)N/A           (b)0             (b)0             (b)0

-----------------------------------------
Balanced Growth (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.......................... (a)$17.978       (a)$18.179       (a)$14.087       (a)$18.050       (a)$19.923
                                         (b)N/A           (b)N/A           (b)$13.619       (b)$17.168       (b)$18.875
 Ending AUV............................. (a)$18.179       (a)$14.087       (a)$18.050       (a)$19.923       (a)$20.517
                                         (b)N/A           (b)N/A           (b)$17.168       (b)$18.875       (b)$19.306
 Ending Number of AUs................... (a)2,449,865     (a)1,959,322     (a)1,819,225     (a)1,575,141     (a)1,311,138
                                         (b)N/A           (b)N/A           (b)0             (b)0             (b)0

-----------------------------------------
Conservative Growth (Inception Date: (a)11/17/03 (b) 5/13/09)
 Beginning AUV.......................... (a)$17.186       (a)$17.314       (a)$14.189       (a)$17.840       (a)$19.412
                                         (b)N/A           (b)N/A           (b)$13.727       (b)$16.803       (b)$18.082
 Ending AUV............................. (a)$17.314       (a)$14.189       (a)$17.840       (a)$19.412       (a)$20.062
                                         (b)N/A           (b)N/A           (b)$16.803       (b)$18.082       (b)$18.190
 Ending Number of AUs................... (a)1,775,391     (a)1,642,066     (a)1,590,132     (a)1,356,982     (a)1,315,573
                                         (b)N/A           (b)N/A           (b)0             (b)0             (b)0

-----------------------------------------



                                              FISCAL           FISCAL
                                               YEAR             YEAR           8 MONTHS
                                               ENDED            ENDED           ENDED
                                              4/30/13          4/30/14         12/31/14
                                         ================ ================ ===============
SEASONS SERIES TRUST -- CLASS 3 SHARES
Growth (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.......................... (a)$21.631       (a)$23.406       (a)$26.821
                                         (b)$20.253       (b)$21.551       (b)$22.013
 Ending AUV............................. (a)$23.406       (a)$26.821       (a)$29.031
                                         (b)$21.551       (b)$22.013       (b)$26.443
 Ending Number of AUs................... (a)1,062,900     (a)980,013       (a)834,956
                                         (b)0             (b)0             (b)0

-----------------------------------------
Moderate Growth (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.......................... (a)$21.077       (a)$22.740       (a)$25.592
                                         (b)$19.798       (b)$21.028       (b)$21.417
 Ending AUV............................. (a)$22.740       (a)$25.592       (a)$27.445
                                         (b)$21.028       (b)$21.417       (b)$25.105
 Ending Number of AUs................... (a)1,704,450     (a)1,322,445     (a)1,187,188
                                         (b)0             (b)0             (b)0

-----------------------------------------
Balanced Growth (Inception Date: (a) 11/17/03 (b) 5/13/09)
 Beginning AUV.......................... (a)$20.517       (a)$22.174       (a)$24.277
                                         (b)$19.306       (b)$20.625       (b)$20.912
 Ending AUV............................. (a)$22.174       (a)$24.277       (a)$25.707
                                         (b)$20.625       (b)$20.912       (b)$23.653
 Ending Number of AUs................... (a)1,063,965     (a)885,957       (a)800,025
                                         (b)0             (b)0             (b)0

-----------------------------------------
Conservative Growth (Inception Date: (a)11/17/03 (b) 5/13/09)
 Beginning AUV.......................... (a)$20.062       (a)$21.525       (a)$22.998
                                         (b)$18.190       (b)$18.758       (b)$18.944
 Ending AUV............................. (a)$21.525       (a)$22.998       (a)$24.049
                                         (b)$18.758       (b)$18.944       (b)$20.732
 Ending Number of AUs................... (a)1,041,998     (a)771,503       (a)663,828
                                         (b)0             (b)0             (b)0

-----------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a)        Reflecting minimum Separate Account expenses (1.40%)
        (b) Reflecting maximum Separate Account expenses with election of the optional Combination HV & Roll-Up death benefit

        Effective December 31, 2014, the Separate Account has changed its fiscal year end from April 30 to December 31.


                                      A-6

SELECT PORTFOLIOS



                                              FISCAL           FISCAL           FISCAL
                                               YEAR             YEAR             YEAR
                                               ENDED            ENDED            ENDED
                                              4/30/05          4/30/06          4/30/07
                                         ================ ================ ================
SEASONS SERIES TRUST -- CLASS 2 SHARES*
Large Cap Growth (Inception Date: 3/1/99)
 Beginning AUV.......................... (a)$8.101        (a)$8.386        (a)$9.580
                                         (b)$8.029        (b)$8.291        (b)$9.448
 Ending AUV............................. (a)$8.386        (a)$9.580        (a)$10.366
                                         (b)$8.291        (b)$9.448        (b)$10.197
 Ending Number of AUs................... (a)2,111,495     (a)2,133,707     (a)1,890,353
                                         (b)5,308,523     (b)5,118,417     (b)4,408,016

-----------------------------------------
Large Cap Value (Inception Date: 3/1/99)
 Beginning AUV.......................... (a)$11.652       (a)$12.520       (a)$14.450
                                         (b)$11.550       (b)$12.379       (b)$14.251
 Ending AUV............................. (a)$12.520       (a)$14.450       (a)$16.688
                                         (b)$12.379       (b)$14.251       (b)$16.417
 Ending Number of AUs................... (a)2,134,246     (a)2,066,847     (a)1,887,204
                                         (b)4,987,569     (b)4,461,377     (b)4,034,813

-----------------------------------------
Mid Cap Growth (Inception Date: 3/1/99)
 Beginning AUV.......................... (a)$13.748       (a)$13.984       (a)$18.201
                                         (b)$13.627       (b)$13.827       (b)$17.952
 Ending AUV............................. (a)$13.984       (a)$18.201       (a)$19.692
                                         (b)$13.827       (b)$17.952       (b)$19.374
 Ending Number of AUs................... (a)1,216,232     (a)1,288,130     (a)1,161,992
                                         (b)2,939,384     (b)2,881,797     (b)2,417,823

-----------------------------------------
Mid Cap Value (Inception Date: 3/1/99)
 Beginning AUV.......................... (a)$17.260       (a)$19.777       (a)$23.679
                                         (b)$17.107       (b)$19.554       (b)$23.353
 Ending AUV............................. (a)$19.777       (a)$23.679       (a)$27.609
                                         (b)$19.554       (b)$23.353       (b)$27.160
 Ending Number of AUs................... (a)1,542,783     (a)1,398,665     (a)1,226,521
                                         (b)3,227,769     (b)2,905,698     (b)2,474,885

-----------------------------------------
Small Cap (Inception Date: 3/1/99)
 Beginning AUV.......................... (a)$10.387       (a)$10.357       (a)$12.882
                                         (b)$10.295       (b)$10.240       (b)$12.704
 Ending AUV............................. (a)$10.357       (a)$12.882       (a)$13.829
                                         (b)$10.240       (b)$12.704       (b)$13.604
 Ending Number of AUs................... (a)1,499,655     (a)1,539,229     (a)1,270,683
                                         (b)3,277,172     (b)3,255,160     (b)2,659,514

-----------------------------------------
International Equity (Inception Date: 3/1/99)
 Beginning AUV.......................... (a)$7.817        (a)$8.597        (a)$11.404
                                         (b)$7.762        (b)$8.516        (b)$11.267
 Ending AUV............................. (a)$8.597        (a)$11.404       (a)$13.054
                                         (b)$8.516        (b)$11.267       (b)$12.865
 Ending Number of AUs................... (a)2,561,246     (a)2,947,527     (a)3,127,449
                                         (b)4,992,053     (b)5,458,580     (b)5,841,930

-----------------------------------------
Diversified Fixed Income (Inception Date: 3/10/99)
 Beginning AUV.......................... (a)$11.680       (a)$12.036       (a)$11.812
                                         (b)$11.577       (b)$11.900       (b)$11.650
 Ending AUV............................. (a)$12.036       (a)$11.812       (a)$12.418
                                         (b)$11.900       (b)$11.650       (b)$12.216
 Ending Number of AUs................... (a)2,948,566     (a)2,524,010     (a)2,308,705
                                         (b)5,308,150     (b)4,347,061     (b)3,799,867

-----------------------------------------
Cash Management (Inception Date: 3/26/99)
 Beginning AUV.......................... (a)$10.620       (a)$10.577       (a)$10.763
                                         (b)$10.526       (b)$10.458       (b)$10.614
 Ending AUV............................. (a)$10.577       (a)$10.763       (a)$11.111
                                         (b)$10.458       (b)$10.614       (b)$10.930
 Ending Number of AUs................... (a)1,485,439     (a)1,198,650     (a)1,228,657
                                         (b)2,357,351     (b)1,463,353     (b)1,748,833

-----------------------------------------



                                              FISCAL           FISCAL           FISCAL           FISCAL           FISCAL
                                               YEAR             YEAR             YEAR             YEAR             YEAR
                                               ENDED            ENDED            ENDED            ENDED            ENDED
                                              4/30/08          4/30/09          4/30/10          4/30/11          4/30/12
                                         ================ ================ ================ ================ ================
SEASONS SERIES TRUST -- CLASS 2 SHARES*
Large Cap Growth (Inception Date: 3/1/99)
 Beginning AUV.......................... (a)$10.366       (a)$11.010       (a)$7.086        (a)$9.415        (a)$10.628
                                         (b)$10.197       (b)$10.804       (b)$6.936        (b)$9.193        (b)$10.351
 Ending AUV............................. (a)$11.010       (a)$7.086        (a)$9.415        (a)$10.628       (a)$11.098
                                         (b)$10.804       (b)$6.936        (b)$9.193        (b)$10.351       (b)$10.782
 Ending Number of AUs................... (a)1,587,170     (a)1,163,320     (a)1,046,003     (a)1,071,878     (a)759,843
                                         (b)3,683,824     (b)2,811,120     (b)2,495,735     (b)2,624,981     (b)1,972,060

-----------------------------------------
Large Cap Value (Inception Date: 3/1/99)
 Beginning AUV.......................... (a)$16.688       (a)$15.457       (a)$9.874        (a)$13.908       (a)$15.704
                                         (b)$16.417       (b)$15.169       (b)$9.666        (b)$13.580       (b)$15.296
 Ending AUV............................. (a)$15.457       (a)$9.874        (a)$13.908       (a)$15.704       (a)$15.466
                                         (b)$15.169       (b)$9.666        (b)$13.580       (b)$15.296       (b)$15.027
 Ending Number of AUs................... (a)1,506,263     (a)1,082,265     (a)914,433       (a)683,291       (a)500,481
                                         (b)3,272,051     (b)2,407,696     (b)1,975,699     (b)1,661,515     (b)1,354,227

-----------------------------------------
Mid Cap Growth (Inception Date: 3/1/99)
 Beginning AUV.......................... (a)$19.692       (a)$19.624       (a)$12.468       (a)$17.977       (a)$22.629
                                         (b)$19.374       (b)$19.259       (b)$12.206       (b)$17.554       (b)$22.042
 Ending AUV............................. (a)$19.624       (a)$12.468       (a)$17.977       (a)$22.629       (a)$21.703
                                         (b)$19.259       (b)$12.206       (b)$17.554       (b)$22.042       (b)$21.087
 Ending Number of AUs................... (a)985,100       (a)699,117       (a)565,741       (a)435,739       (a)308,040
                                         (b)2,001,839     (b)1,508,677     (b)1,240,865     (b)1,029,352     (b)834,462

-----------------------------------------
Mid Cap Value (Inception Date: 3/1/99)
 Beginning AUV.......................... (a)$27.609       (a)$24.093       (a)$15.209       (a)$22.303       (a)$26.535
                                         (b)$27.160       (b)$23.642       (b)$14.887       (b)$21.777       (b)$25.844
 Ending AUV............................. (a)$24.093       (a)$15.209       (a)$22.303       (a)$26.535       (a)$25.239
                                         (b)$23.642       (b)$14.887       (b)$21.777       (b)$25.844       (b)$24.520
 Ending Number of AUs................... (a)873,599       (a)602,158       (a)484,246       (a)392,002       (a)296,779
                                         (b)1,951,092     (b)1,410,138     (b)1,173,234     (b)1,016,522     (b)805,441

-----------------------------------------
Small Cap (Inception Date: 3/1/99)
 Beginning AUV.......................... (a)$13.829       (a)$11.532       (a)$7.990        (a)$11.744       (a)$14.106
                                         (b)$13.604       (b)$11.317       (b)$7.822        (b)$11.467       (b)$13.739
 Ending AUV............................. (a)$11.532       (a)$7.990        (a)$11.744       (a)$14.106       (a)$13.284
                                         (b)$11.317       (b)$7.822        (b)$11.467       (b)$13.739       (b)$12.906
 Ending Number of AUs................... (a)1,039,564     (a)789,589       (a)732,913       (a)578,676       (a)467,143
                                         (b)2,245,633     (b)1,696,765     (b)1,483,200     (b)1,158,520     (b)945,377

-----------------------------------------
International Equity (Inception Date: 3/1/99)
 Beginning AUV.......................... (a)$13.054       (a)$12.630       (a)$7.028        (a)$9.309        (a)$10.901
                                         (b)$12.865       (b)$12.417       (b)$6.892        (b)$9.106        (b)$10.637
 Ending AUV............................. (a)$12.630       (a)$7.028        (a)$9.309        (a)$10.901       (a)$9.389
                                         (b)$12.417       (b)$6.892        (b)$9.106        (b)$10.637       (b)$9.139
 Ending Number of AUs................... (a)2,563,402     (a)1,644,230     (a)1,196,850     (a)798,153       (a)635,033
                                         (b)4,543,632     (b)3,075,454     (b)2,558,905     (b)2,041,775     (b)1,635,690

-----------------------------------------
Diversified Fixed Income (Inception Date: 3/10/99)
 Beginning AUV.......................... (a)$12.418       (a)$12.969       (a)$12.802       (a)$13.869       (a)$14.525
                                         (b)$12.216       (b)$12.727       (b)$12.531       (b)$13.542       (b)$14.147
 Ending AUV............................. (a)$12.969       (a)$12.802       (a)$13.869       (a)$14.525       (a)$15.334
                                         (b)$12.727       (b)$12.531       (b)$13.542       (b)$14.147       (b)$14.897
 Ending Number of AUs................... (a)2,292,110     (a)1,665,792     (a)1,452,667     (a)1,017,191     (a)777,308
                                         (b)4,557,017     (b)3,232,718     (b)2,866,380     (b)2,272,862     (b)1,966,989

-----------------------------------------
Cash Management (Inception Date: 3/26/99)
 Beginning AUV.......................... (a)$11.111       (a)$11.300       (a)$11.185       (a)$11.001       (a)$10.801
                                         (b)$10.930       (b)$11.089       (b)$10.949       (b)$10.741       (b)$10.520
 Ending AUV............................. (a)$11.300       (a)$11.185       (a)$11.001       (a)$10.801       (a)$10.597
                                         (b)$11.089       (b)$10.949       (b)$10.741       (b)$10.520       (b)$10.296
 Ending Number of AUs................... (a)1,614,214     (a)1,841,700     (a)965,233       (a)626,620       (a)397,793
                                         (b)2,692,599     (b)3,173,466     (b)1,451,060     (b)816,197       (b)721,584

-----------------------------------------



                                              FISCAL           FISCAL
                                               YEAR             YEAR           8 MONTHS
                                               ENDED            ENDED           ENDED
                                              4/30/13          4/30/14         12/31/14
                                         ================ ================ ===============
SEASONS SERIES TRUST -- CLASS 2 SHARES*
Large Cap Growth (Inception Date: 3/1/99)
 Beginning AUV.......................... (a)$11.098       (a)$12.306       (a)$14.516
                                         (b)$10.782       (b)$11.926       (b)$14.032
 Ending AUV............................. (a)$12.306       (a)$14.516       (a)$16.245
                                         (b)$11.926       (b)$14.032       (b)$15.677
 Ending Number of AUs................... (a)572,655       (a)459,689       (a)406,820
                                         (b)1,657,601     (b)1,421,118     (b)1,322,528

-----------------------------------------
Large Cap Value (Inception Date: 3/1/99)
 Beginning AUV.......................... (a)$15.466       (a)$18.099       (a)$21.027
                                         (b)$15.027       (b)$17.541       (b)$20.328
 Ending AUV............................. (a)$18.099       (a)$21.027       (a)$22.263
                                         (b)$17.541       (b)$20.328       (b)$21.487
 Ending Number of AUs................... (a)380,668       (a)319,995       (a)293,286
                                         (b)1,138,377     (b)1,030,033     (b)943,619

-----------------------------------------
Mid Cap Growth (Inception Date: 3/1/99)
 Beginning AUV.......................... (a)$21.703       (a)$24.123       (a)$28.285
                                         (b)$21.087       (b)$23.380       (b)$27.345
 Ending AUV............................. (a)$24.123       (a)$28.285       (a)$31.015
                                         (b)$23.380       (b)$27.345       (b)$29.934
 Ending Number of AUs................... (a)204,652       (a)162,925       (a)143,301
                                         (b)690,049       (b)606,824       (b)544,674

-----------------------------------------
Mid Cap Value (Inception Date: 3/1/99)
 Beginning AUV.......................... (a)$25.239       (a)$29.779       (a)$35.187
                                         (b)$24.520       (b)$28.860       (b)$34.015
 Ending AUV............................. (a)$29.779       (a)$35.187       (a)$37.757
                                         (b)$28.860       (b)$34.015       (b)$36.438
 Ending Number of AUs................... (a)229,990       (a)185,375       (a)169,966
                                         (b)680,124       (b)604,617       (b)545,455

-----------------------------------------
Small Cap (Inception Date: 3/1/99)
 Beginning AUV.......................... (a)$13.284       (a)$14.523       (a)$17.389
                                         (b)$12.906       (b)$14.075       (b)$16.810
 Ending AUV............................. (a)$14.523       (a)$17.389       (a)$18.326
                                         (b)$14.075       (b)$16.810       (b)$17.686
 Ending Number of AUs................... (a)364,265       (a)288,793       (a)258,101
                                         (b)775,828       (b)672,050       (b)593,439

-----------------------------------------
International Equity (Inception Date: 3/1/99)
 Beginning AUV.......................... (a)$9.389        (a)$10.602       (a)$11.571
                                         (b)$9.139        (b)$10.293       (b)$11.207
 Ending AUV............................. (a)$10.602       (a)$11.571       (a)$10.723
                                         (b)$10.293       (b)$11.207       (b)$10.368
 Ending Number of AUs................... (a)465,374       (a)402,742       (a)350,882
                                         (b)1,325,335     (b)1,235,523     (b)1,171,140

-----------------------------------------
Diversified Fixed Income (Inception Date: 3/10/99)
 Beginning AUV.......................... (a)$15.334       (a)$15.778       (a)$15.333
                                         (b)$14.897       (b)$15.290       (b)$14.822
 Ending AUV............................. (a)$15.778       (a)$15.333       (a)$15.527
                                         (b)$15.290       (b)$14.822       (b)$14.984
 Ending Number of AUs................... (a)599,088       (a)484,346       (a)418,651
                                         (b)1,699,400     (b)1,438,012     (b)1,360,084

-----------------------------------------
Cash Management (Inception Date: 3/26/99)
 Beginning AUV.......................... (a)$10.597       (a)$10.400       (a)$10.210
                                         (b)$10.296       (b)$10.079       (b)$9.870
 Ending AUV............................. (a)$10.400       (a)$10.210       (a)$10.086
                                         (b)$10.079       (b)$9.870        (b)$9.734
 Ending Number of AUs................... (a)247,232       (a)199,928       (a)175,270
                                         (b)538,928       (b)419,759       (b)330,585

-----------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a)        Reflecting minimum Separate Account expenses (1.40%)
        (b)        Reflecting maximum Separate Account expenses (1.65%)

        Effective December 31, 2014, the Separate Account has changed its fiscal year end from April 30 to December 31.



        * If you purchased your contract on or before November 17, 2003, Class 2 Shares (0.15% 12b-1 fees) of Seasons Series Trust are offered in your contract, instead of Class 3 Shares for all Variable Portfolios except the Managed Allocation Portfolios and the Real Return Portfolio, which are only offered as Class 3 Shares of Seasons Series Trust (0.25% 12b-1 fees).

                                      A-7

FOCUSED PORTFOLIOS



                                              FISCAL           FISCAL           FISCAL
                                               YEAR             YEAR             YEAR
                                               ENDED            ENDED            ENDED
                                              4/30/05          4/30/06          4/30/07
                                         ================ ================ ================
SEASONS SERIES TRUST -- CLASS 2 SHARES*
Focus Growth (Inception Date: 7/7/00)
 Beginning AUV.......................... (a)$7.134        (a)$6.798        (a)$8.116
                                         (b)$7.071        (b)$6.722        (b)$8.004
 Ending AUV............................. (a)$6.798        (a)$8.116        (a)$8.364
                                         (b)$6.722        (b)$8.004        (b)$8.229
 Ending Number of AUs................... (a)3,051,901     (a)2,851,643     (a)2,318,995
                                         (b)4,934,373     (b)4,411,406     (b)3,739,184

-----------------------------------------
Focus Value (Inception Date: 10/04/01)
 Beginning AUV.......................... (a)$12.277       (a)$13.578       (a)$16.180
                                         (b)$12.188       (b)$13.459       (b)$15.998
 Ending AUV............................. (a)$13.578       (a)$16.180       (a)$19.584
                                         (b)$13.459       (b)$15.998       (b)$19.315
 Ending Number of AUs................... (a)1,566,295     (a)1,556,174     (a)1,523,794
                                         (b)2,039,448     (b)2,052,207     (b)2,066,504

-----------------------------------------



                                              FISCAL           FISCAL           FISCAL           FISCAL           FISCAL
                                               YEAR             YEAR             YEAR             YEAR             YEAR
                                               ENDED            ENDED            ENDED            ENDED            ENDED
                                              4/30/08          4/30/09          4/30/10          4/30/11          4/30/12
                                         ================ ================ ================ ================ ================
SEASONS SERIES TRUST -- CLASS 2 SHARES*
Focus Growth (Inception Date: 7/7/00)
 Beginning AUV.......................... (a)$8.364        (a)$8.812        (a)$5.586        (a)$7.786        (a)$10.123
                                         (b)$8.229        (b)$8.648        (b)$5.468        (b)$7.602        (b)$9.861
 Ending AUV............................. (a)$8.812        (a)$5.586        (a)$7.786        (a)$10.123       (a)$9.811
                                         (b)$8.648        (b)$5.468        (b)$7.602        (b)$9.861        (b)$9.533
 Ending Number of AUs................... (a)2,211,890     (a)1,657,825     (a)1,210,834     (a)2,033,446     (a)1,567,726
                                         (b)3,459,989     (b)2,633,133     (b)2,083,092     (b)3,223,550     (b)2,557,777

-----------------------------------------
Focus Value (Inception Date: 10/04/01)
 Beginning AUV.......................... (a)$19.584       (a)$18.019       (a)$12.288       (a)$16.316       (a)$18.468
                                         (b)$19.315       (b)$17.728       (b)$12.059       (b)$15.972       (b)$18.034
 Ending AUV............................. (a)$18.019       (a)$12.288       (a)$16.316       (a)$18.468       (a)$16.600
                                         (b)$17.728       (b)$12.059       (b)$15.972       (b)$18.034       (b)$16.169
 Ending Number of AUs................... (a)1,330,435     (a)825,643       (a)611,248       (a)473,087       (a)348,429
                                         (b)1,805,384     (b)1,289,395     (b)999,193       (b)782,521       (b)642,295

-----------------------------------------



                                              FISCAL           FISCAL
                                               YEAR             YEAR           8 MONTHS
                                               ENDED            ENDED           ENDED
                                              4/30/13          4/30/14         12/31/14
                                         ================ ================ ===============
SEASONS SERIES TRUST -- CLASS 2 SHARES*
Focus Growth (Inception Date: 7/7/00)
 Beginning AUV.......................... (a)$9.811        (a)$9.976        (a)$11.597
                                         (b)$9.533        (b)$9.668        (b)$11.211
 Ending AUV............................. (a)$9.976        (a)$11.597       (a)$12.668
                                         (b)$9.668        (b)$11.211       (b)$12.226
 Ending Number of AUs................... (a)1,097,372     (a)894,598       (a)772,893
                                         (b)2,038,057     (b)1,749,599     (b)1,507,403

-----------------------------------------
Focus Value (Inception Date: 10/04/01)
 Beginning AUV.......................... (a)$16.600       (a)$18.773       (a)$22.137
                                         (b)$16.169       (b)$18.240       (b)$21.455
 Ending AUV............................. (a)$18.773       (a)$22.137       (a)$24.144
                                         (b)$18.240       (b)$21.455       (b)$23.361
 Ending Number of AUs................... (a)249,670       (a)210,393       (a)189,426
                                         (b)537,137       (b)452,079       (b)395,600

-----------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a)        Reflecting minimum Separate Account expenses (1.40%)
        (b)        Reflecting maximum Separate Account expenses (1.65%)

        Effective December 31, 2014, the Separate Account has changed its fiscal year end from April 30 to December 31.



        * If you purchased your contract on or before November 17, 2003, Class 2 Shares (0.15% 12b-1 fees) of Seasons Series Trust are offered in your contract, instead of Class 3 Shares for all Variable Portfolios except the Managed Allocation Portfolios and the Real Return Portfolio, which are only offered as Class 3 Shares of Seasons Series Trust (0.25% 12b-1 fees).

                                      A-8

SEASONS STRATEGIES



                                              FISCAL           FISCAL           FISCAL
                                               YEAR             YEAR             YEAR
                                              ENDED             ENDED            ENDED
                                             4/30/05           4/30/06          4/30/07
                                        ================= ================ ================
SEASONS SERIES TRUST -- CLASS 2 SHARES*
Growth (Inception Date: 4/15/97)
 Beginning AUV......................... (a)$14.878        (a)$15.612       (a)$17.964
                                        (b)$14.748        (b)$15.437       (b)$17.719
 Ending AUV............................ (a)$15.612        (a)$17.964       (a)$19.869
                                        (b)$15.437        (b)$17.719       (b)$19.548
 Ending Number of AUs.................. (a)2,799,359      (a)2,562,193     (a)2,333,243
                                        (b)5,639,555      (b)5,257,227     (b)4,649,626

----------------------------------------
Moderate Growth (Inception Date: 4/15/97)
 Beginning AUV......................... (a)$14.722        (a)$15.374       (a)$17.376
                                        (b)$14.594        (b)$15.201       (b)$17.138
 Ending AUV............................ (a)$15.374        (a)$17.376       (a)$19.121
                                        (b)$15.201        (b)$17.138       (b)$18.813
 Ending Number of AUs.................. (a)5,721,257      (a)5,435,612     (a)5,150,352
                                        (b)10,690,901     (b)9,880,656     (b)9,180,661

----------------------------------------
Balanced Growth (Inception Date: 4/15/97)
 Beginning AUV......................... (a)$14.390        (a)$15.048       (a)$16.489
                                        (b)$14.265        (b)$14.880       (b)$16.265
 Ending AUV............................ (a)$15.048        (a)$16.489       (a)$18.037
                                        (b)$14.880        (a)$16.265       (b)$17.747
 Ending Number of AUs.................. (a)5,790,342      (a)5,295,211     (a)4,893,425
                                        (b)9,517,592      (b)8,526,201     (b)7,567,301

----------------------------------------
Conservative Growth (Inception Date: 4/15/97)
 Beginning AUV......................... (a)$14.214        (a)$14.808       (a)$15.879
                                        (b)$14.082        (b)$14.634       (b)$15.653
 Ending AUV............................ (a)$14.808        (a)$15.879       (a)$17.248
                                        (b)$14.634        (b)$15.653       (b)$16.960
 Ending Number of AUs.................. (a)4,162,144      (a)3,623,916     (a)3,116,403
                                        (b)7,197,749      (b)6,100,149     (b)5,428,440

----------------------------------------



                                             FISCAL           FISCAL           FISCAL           FISCAL           FISCAL
                                              YEAR             YEAR             YEAR             YEAR             YEAR
                                              ENDED            ENDED            ENDED            ENDED            ENDED
                                             4/30/08          4/30/09          4/30/10          4/30/11          4/30/12
                                        ================ ================ ================ ================ ================
SEASONS SERIES TRUST -- CLASS 2 SHARES*
Growth (Inception Date: 4/15/97)
 Beginning AUV......................... (a)$19.869       (a)$19.858       (a)$14.134       (a)$18.859       (a)$21.464
                                        (b)$19.548       (b)$19.489       (b)$13.837       (b)$18.417       (b)$20.908
 Ending AUV............................ (a)$19.858       (a)$14.134       (a)$18.859       (a)$21.464       (a)$21.807
                                        (b)$19.489       (b)$13.837       (b)$18.417       (b)$20.908       (b)$21.189
 Ending Number of AUs.................. (a)1,983,476     (a)1,434,326     (a)1,177,447     (a)867,104       (a)707,107
                                        (b)3,937,169     (b)2,847,801     (b)2,204,234     (b)1,760,902     (b)1,418,343

----------------------------------------
Moderate Growth (Inception Date: 4/15/97)
 Beginning AUV......................... (a)$19.121       (a)$19.047       (a)$14.124       (a)$18.579       (a)$20.868
                                        (b)$18.813       (b)$18.693       (b)$13.827       (b)$18.143       (b)$20.327
 Ending AUV............................ (a)$19.047       (a)$14.124       (a)$18.579       (a)$20.868       (a)$21.244
                                        (b)$18.693       (b)$13.827       (b)$18.143       (b)$20.327       (b)$20.641
 Ending Number of AUs.................. (a)4,327,532     (a)2,923,463     (a)2,354,172     (a)1,718,124     (a)1,331,052
                                        (b)7,945,173     (b)6,007,247     (b)5,176,424     (b)3,850,959     (b)3,124,656

----------------------------------------
Balanced Growth (Inception Date: 4/15/97)
 Beginning AUV......................... (a)$18.037       (a)$18.257       (a)$14.162       (a)$18.164       (a)$20.069
                                        (b)$17.747       (b)$17.920       (b)$13.865       (b)$17.739       (b)$19.550
 Ending AUV............................ (a)$18.257       (a)$14.162       (a)$18.164       (a)$20.069       (a)$20.688
                                        (b)$17.920       (b)$13.865       (b)$17.739       (b)$19.550       (b)$20.103
 Ending Number of AUs.................. (a)4,296,322     (a)2,965,397     (a)2,157,185     (a)1,695,485     (a)1,311,196
                                        (b)6,454,786     (b)4,862,037     (b)4,036,502     (b)3,286,767     (b)2,769,737

----------------------------------------
Conservative Growth (Inception Date: 4/15/97)
 Beginning AUV......................... (a)$17.248       (a)$17.395       (a)$14.272       (a)$17.962       (a)$19.564
                                        (b)$16.960       (b)$17.063       (b)$13.964       (b)$17.530       (b)$19.047
 Ending AUV............................ (a)$17.395       (a)$14.272       (a)$17.962       (a)$19.564       (a)$20.241
                                        (b)$17.063       (b)$13.964       (b)$17.530       (b)$19.047       (b)$19.657
 Ending Number of AUs.................. (a)2,703,394     (a)1,927,003     (a)1,679,672     (a)1,259,648     (a)1,084,493
                                        (b)4,855,603     (b)3,374,910     (b)3,056,024     (b)2,529,210     (b)2,192,095

----------------------------------------



                                             FISCAL           FISCAL
                                              YEAR             YEAR           8 MONTHS
                                              ENDED            ENDED           ENDED
                                             4/30/13          4/30/14         12/31/14
                                        ================ ================ ===============
SEASONS SERIES TRUST -- CLASS 2 SHARES*
Growth (Inception Date: 4/15/97)
 Beginning AUV......................... (a)$21.807       (a)$23.619       (a)$27.093
                                        (b)$21.189       (b)$22.892       (b)$26.194
 Ending AUV............................ (a)$23.619       (a)$27.093       (a)$29.345
                                        (b)$22.892       (b)$26.194       (b)$28.324
 Ending Number of AUs.................. (a)528,767       (a)457,129       (a)404,049
                                        (b)1,208,182     (b)1,046,939     (b)976,102

----------------------------------------
Moderate Growth (Inception Date: 4/15/97)
 Beginning AUV......................... (a)$21.244       (a)$22.943       (a)$25.845
                                        (b)$20.641       (b)$22.236       (b)$24.987
 Ending AUV............................ (a)$22.943       (a)$25.845       (a)$27.735
                                        (b)$22.236       (b)$24.987       (b)$26.769
 Ending Number of AUs.................. (a)995,662       (a)852,133       (a)749,732
                                        (b)2,554,616     (b)2,337,912     (b)2,166,847

----------------------------------------
Balanced Growth (Inception Date: 4/15/97)
 Beginning AUV......................... (a)$20.688       (a)$22.381       (a)$24.528
                                        (b)$20.103       (b)$21.694       (b)$23.716
 Ending AUV............................ (a)$22.381       (a)$24.528       (a)$25.989
                                        (b)$21.694       (b)$23.716       (b)$25.087
 Ending Number of AUs.................. (a)1,074,328     (a)801,415       (a)735,112
                                        (b)2,400,245     (b)2,018,496     (b)1,909,908

----------------------------------------
Conservative Growth (Inception Date: 4/15/97)
 Beginning AUV......................... (a)$20.241       (a)$21.738       (a)$23.247
                                        (b)$19.657       (b)$21.058       (b)$22.464
 Ending AUV............................ (a)$21.738       (a)$23.247       (a)$24.327
                                        (b)$21.058       (b)$22.464       (b)$23.468
 Ending Number of AUs.................. (a)829,142       (a)589,045       (a)557,574
                                        (b)1,848,360     (b)1,633,338     (b)1,530,763

----------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a)        Reflecting minimum Separate Account expenses (1.40%)
        (b)        Reflecting maximum Separate Account expenses (1.65%)

        Effective December 31, 2014, the Separate Account has changed its fiscal year end from April 30 to December 31.



        * If you purchased your contract on or before November 17, 2003, Class 2 Shares (0.15% 12b-1 fees) of Seasons Series Trust are offered in your contract, instead of Class 3 Shares for all Variable Portfolios except the Managed Allocation Portfolios and the Real Return Portfolio, which are only offered as Class 3 Shares of Seasons Series Trust (0.25% 12b-1 fees).

                                      A-9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX B - MARKETLOCK INCOME PLUS EXTENSION PARAMETERS FOR CONTRACTS
                        PURCHASED PRIOR TO MAY 4, 2009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                  MARKETLOCK INCOME PLUS EXTENSION PARAMETERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The information below is important to you if you purchased a contract between MAY 1, 2008 AND MAY 3, 2009 and you elected the MARKETLOCK INCOME PLUS living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and initial Income Credit Period end after the fifth contract year. On or about your fifth contract anniversary you will have an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period (the "Extension") for an additional five years. In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits. Please note that if you do not elect the Extension when it is offered, you may not be permitted to extend the Income Base Evaluation and Income Credit Periods in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative. You should refer to both the prospectus and the contract endorsement you received at the time of your purchase.

For information on the MarketLock Income Plus living benefit you elected at purchase, please see MARKETLOCK INCOME PLUS SECTION UNDER OPTIONAL LIVING BENEFITS.


How do I Elect the Extension?

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for contracts purchased between May 1, 2008 and May 31, 2009 are detailed below. The Income Base Evaluation Period and the Income Credit Period may both be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.

What is the fee if I elected the Extension?

If you elect the Extension, the fee for the living benefit will be increased by 0.25% as follows:


    NUMBER OF            CURRENT        ANNUALIZED FEE
 COVERED PERSONS     ANNUALIZED FEE     AFTER EXTENSION
        One              0.95%              1.20%
        Two              1.20%              1.45%

What are the investment requirements if I elect the Extension?

The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock Income Plus living benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:


 Option 1     Up to 50% in one or more of the following:
              Managed Allocation Balanced
              Managed Allocation Moderate
              Managed Allocation Moderate Growth
              Up to 100% in one or more of the following:
              SunAmerica Dynamic Allocation Portfolio
              SunAmerica Dynamic Strategy Portfolio
              Cash Management Portfolio
 Option 2     25% SunAmerica Dynamic Allocation Portfolio and
              25% SunAmerica Dynamic Strategy Portfolio and

              50% in one of the following:
              Strategic Allocation Balanced
              Strategic Allocation Moderate
              Strategic Allocation Moderate Growth

As a reminder, you also have the option to cancel your MarketLock Income Plus living benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock Income Plus living benefit and you will no longer be charged the fee.

                                      B-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The following details the standard and Maximum Anniversary Value death benefits, the Combination HV & Roll-Up death benefit and the EstatePlus death benefit payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether Living Benefits were elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Net Purchase Payment" is used frequently in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment.

The term "Continuation Purchase Payment" is used to describe the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected one of the Living Benefits, described above.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2009.


A. STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  The lesser of:

              (1)    Continuation Net Purchase Payments; or

              (2)    125% of the contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.   OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Purchase Payments reduced by:

               (i) any Withdrawal Adjustment after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.   OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Purchase Payments reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus Continuation Purchase Payments received since that contract anniversary; and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

      The anniversary value for any year is equal to the contract value on the applicable anniversary.

      If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

      If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING IS A DESCRIPTION OF THE STANDARD DEATH BENEFIT OPTION FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN AUGUST 2, 2004 AND APRIL 30, 2009.

If the original owner of the contract elected the standard death benefit and the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greater of:

     a.   Contract value; or

     b. Contract value on the Continuation Date plus any Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be greater of:

     a.   Contract value; or

     b.   The lesser of:

          (1) Contract value on the Continuation Date plus Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or

          (2)   125% of the contract value.

If the Continuing Spouse is age 86 and older on the Continuation Date, the death benefit is equal to the contract value.

THE FOLLOWING IS A DESCRIPTION OF THE STANDARD DEATH BENEFIT OPTION FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN OCTOBER 16, 2000 AND AUGUST 2, 2004.

If the Standard Death Benefit is applicable upon the Continuing Spouse's death and the Continuing Spouse is age 74 or younger at the time of death, we will pay the beneficiary the greater of:

     1.   Contract value; or

     2. Continuation Net Purchase Payments compounded at a 3% annual growth rate until the date of death, plus any Continuation Net Purchase Payments recorded after the date of death.

If the Continuing Spouse is age 75 or older at the time of death, the Standard Death Benefit is the greater of:

     1.   Contract value; or

     2. Continuation Net Purchase Payments compounded at a 3% annual growth until the Continuing Spouse's 75th birthday, plus any Continuation Net Purchase Payments recorded after age 75 until the date of death.

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN AUGUST 2, 2004 AND APRIL 30, 2009.

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.   Contract value; or

     b.   Continuation Net Purchase Payments; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the fee for the Maximum Anniversary Value option will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 and older on the Continuation Date, the death benefit is equal to contract value and the fee for the Maximum Anniversary Value option will no longer be deducted as of the Continuation Date.

IF YOUR CONTRACT WAS ISSUED BETWEEN AUGUST 2, 2004 AND APRIL 30, 2007, and if the Continuing Spouse is age 90 or older at the time of death, the death benefit is equal to contract value.

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN OCTOBER 16, 2000 AND AUGUST 2, 2004.

If the Maximum Anniversary Value option is selected and if the Continuing Spouse is younger than age 90 at the time of death and a Continuation Contribution was made, the death benefit is the greater of:

     1.   Contract value; or

     2.   Continuation Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary occurring after the Continuation Date but prior to the Continuing Spouse's 81st birthday. The anniversary value equals the value on the contract anniversary plus any Continuation Purchase Payments recorded after that anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after that anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

If the Maximum Anniversary Value option is selected and NO Continuation Contribution was made the death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary occurring after the issue date but before the Continuing Spouse's 81st birthday. The anniversary value equals the value on the contract anniversary plus any Purchase Payments recorded after that anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after that anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

If the Continuing Spouse is age 90 or older at the time of death and the Maximum Anniversary Value option applied, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. The Continuing Spouse's beneficiary will not receive any benefit from the optional enhanced death benefit. However, the Continuing Spouse's Beneficiary may still receive a benefit from Earnings Advantage if the date of death is prior to the Latest Annuity Date.

THE FOLLOWING IS A DESCRIPTION OF THE COMBINATION HV & ROLL-UP DEATH BENEFIT OPTION FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2009.

If the original owner elected the Optional Combination HV & Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1.   Contract value; or

     2. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, plus any Continuation Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

          (a)        15 years after the contract date; or

          (b)        The day before the Continuing Spouse's 80th birthday; or

          (c) The Continuing Spouse's date of death, adjusted for Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.

If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the standard death benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies.

THE FOLLOWING IS A DESCRIPTION OF THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT OPTION FOR CONTRACTS ISSUED BETWEEN AUGUST 2, 2004 AND APRIL 30, 2009.

If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

     1.   Contract value; or

     2. Contract value on the Continuation Date plus Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; plus any Continuation Net Purchase Payment received after the Continuing Spouse's 75th birthday to the earlier of the Continuing Spouse's 86th birthday or date of death; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of each such withdrawal that occurs after the seventh contract anniversary, plus Continuation Net Purchase Payments received between the seventh contract anniversary date but prior to the Continuing Spouse's 86th birthday.

If the Continuing Spouse is age 75-82 on the Continuation Date and the Continuing Spouse dies prior to his/her 86th birthday, then the death benefit will be the greatest of:

     1.   Contract value; or

     2. Contract value on the Continuation Date plus any Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or

     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, plus any Continuation Net Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any Gross Withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date. If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the fee for the Continuation HV & Roll-Up Death Benefit will no longer be deducted as of the Continuation Date.

THE FOLLOWING IS A DESCRIPTION OF THE 5% ACCUMULATION DEATH BENEFIT OPTION FOR CONTRACTS ISSUED PRIOR TO AUGUST 2, 2004.

If the 5% Accumulation option is selected and a Continuation Contribution was made the death benefit is the greater of:

     1.   Contract value; or

     2. Continuation Net Purchase Payments made from the Continuation Date including the Continuation Contribution, compounded to the earlier of the Continuing Spouse's 80th birthday or the date of death at a 5% annual growth rate, plus any Continuation Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Continuation Net Purchase Payments.

If 5% Accumulation option is selected and no Continuation Contribution was made:

     1.   Contract value; or

     2. Net Purchase Payments made from the date of issue compounded to the earlier of the Continuing Spouse's 80th birthday or the date of death at a 5% annual growth rate, plus any Continuation Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum of two times the Continuation Net Purchase Payments.

If the Continuing Spouse dies after the Latest Annuity Date and the 5% Accumulation option applied, any death benefit payable under the contract will be the Standard Death Benefit as described above. The Continuing Spouse's beneficiary will not receive any benefit from the 5% Accumulation option.


C. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING
  SPOUSE'S DEATH:

The EstatePlus ("Earnings Advantage" for contracts issued prior to August 2,
2004) benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage" or "Earnings Advantage Percentage" for contracts issued prior to August 2,
2004), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage" or "Maximum Earnings Advantage Percentage" for contracts issued prior to August 2, 2004), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Maximum Anniversary Value or Purchase Payment Accumulation death benefit options.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS                   MAXIMUM
    OF DEATH          PERCENTAGE             ESTATEPLUS BENEFIT
 Years 0-4        25% of Earnings     40% of Continuation Net
                                      Purchase Payments* (25%
                                      for contracts issued prior to
                                      8/2/04)
 Years 5-9        40% of Earnings     65% of Continuation Net
                                      Purchase Payments* (40%
                                      for contracts issued prior to
                                      8/2/04)
 Years 10+        50% of Earnings     75% of Continuation Net
                                      Purchase Payments* (50%
                                      for contracts issued prior to
                                      8/2/04)

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE         ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Continuation Net
 Years                                Purchase Payments*

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.


What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1)    equals the contract value on the Continuing Spouse's date of death;

     (2)    equals the Continuation Net Purchase Payment(s).


What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



           PROSPECTUS PROVISION                              AVAILABILITY OR VARIATION                      STATES
Administration Charge                      Contract Maintenance Fee is $30.                             North Dakota
Administration Charge                      Charge will be deducted pro-rata from Variable Portfolios    Washington
                                             only.
Annuity Date                               You may switch to the Income Phase any time after your       Florida
                                             first contract anniversary.
Death Benefits                             The standard death benefit is only available to contract     Washington
                                             owners or continuing spouses who are
                                           age 82 and younger.
Death Benefits                             The Combination HV & Roll-Up death benefit and EstatePlus    Washington
                                             death benefit are not available.
Death Benefits Upon Spousal Continuation   If you continue your contract on or after your 83rd          Washington
                                             birthday, the death benefit is equal to
                                           contract value.
Free Look                                  If you reside in Arizona and are age 65 or older on your     Arizona
                                             Contract Date, the Free Look period is
                                           30 days.
Free Look                                  If you reside in California and are age 60 or older on your  California
                                             Contract Date, the Free Look period
                                           is 30 days.
MarketLock                                 Charge will be deducted pro-rata from Variable Portfolios    Oregon
                                             only.
MarketLock For Life                                                                                     Texas
MarketLock For Life Plus                                                                                Washington
MarketLock For Two
MarketLock Income Plus
MarketLock For Life                        You may elect the current Maximum Annual Withdrawal Amount   Oregon
                                             to be received monthly.
MarketLock For Life Plus
MarketLock Income Plus
Premium Tax                                We deduct premium tax charges of 0.50% for Qualified         California
                                             contracts and 2.35% for Non-Qualified
                                           contracts based on contract value when you begin the Income
                                             Phase.
Premium Tax                                We deduct premium tax charges of 0% for Qualified contracts  Maine and 2.0% for Non-Qualified
                                           contracts based on total Purchase Payments when you begin
                                             the Income Phase.
Premium Tax                                We deduct premium tax charges of 0% for Qualified contracts  Nevada and 3.5% for Non-Qualified
                                           contracts based on contract value when you begin the Income
                                             Phase.
Premium Tax                                For the first $500,000 in the contract, we deduct premium    South Dakota
                                             tax charges of 0% for Qualified
                                           contracts and 1.25% for Non-Qualified contracts based on
                                             total Purchase Payments when you
                                           begin the Income Phase. For any amount in excess of
                                             $500,000 in the contract, we deduct
                                           front-end premium tax charges of 0% for Qualified contracts and 0.08% for Non-Qualified
                                           contracts based on total Purchase Payments when you begin
                                             the Income Phase.
Premium Tax                                We deduct premium tax charges of 1.0% for Qualified          West Virginia
                                             contracts and 1.0% for Non-Qualified
                                           contracts based on contract value when you begin the Income
                                             Phase.
Premium Tax                                We deduct premium tax charges of 0% for Qualified contracts  Wyoming and 1.0% for Non-Qualified
                                           contracts based on total Purchase Payments when you begin
                                             the Income Phase.
Seasons Income Rewards                     Charge will be deducted pro-rata from Variable Portfolios    Washington
                                             only.
Season Promise
Systematic Withdrawal                      Minimum withdrawal amount is $250 per withdrawal or the      Minnesota
                                             penalty free withdrawal amount.                            Oregon
Transfer Privilege                         Any transfer over the limit of 15 will incur a $10 transfer  Pennsylvania
                                             fee.                                                       Texas
Withdrawal Charge Schedule                 For contracts issued prior to November 17, 2003, the         Oregon
                                             withdrawal charge schedule is as follows:
                                           6%, 5%, 4%, 3%, 2%, 1%, 0%. This schedule only applies if
                                             you elected a DCA Fixed Account.


                                      D-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX E - THE GUARANTEE FOR CONTRACTS ISSUED PRIOR TO DECEMBER 29, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




GUARANTEE OF INSURANCE OBLIGATIONS


The Company's insurance policy obligations for individual and group contracts issued by SunAmerica Annuity prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the insurance obligations under the Guarantee. PLEASE SEE THE COMPANY ABOVE FOR MORE DETAILS REGARDING THE MERGER.


American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group, Inc.



                                      E-1



      Please forward a copy (without charge) of the Seasons SelectII Variable Annuity Statement of Additional
                                                  Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570,
 Amarillo, Texas 79105-5570

                       STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                          VARIABLE ANNUITY ACCOUNT FIVE

                       SEASONS SELECT II VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 1, 2015, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling (800) 445-7862 or by written request addressed to:


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 PO. BOX 15570
                           AMARILLO, TEXAS 79105-5570


                                  MAY 1, 2015

                               TABLE OF CONTENTS

Separate Account and the Company...........................................    3

General Account............................................................    4

Master-Feeder Structure....................................................    5

Performance Data...........................................................    6

Annuity Income Payments....................................................   10

Annuity Unit Values........................................................   11

Taxes......................................................................   15

Broker-Dealer Firms Receiving Revenue Sharing Payments.....................   27

Distribution of Contracts..................................................   28

Financial Statements.......................................................   28

SEPARATE ACCOUNT AND THE COMPANY
--------------------------------------------------------------------------------

American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

On December 31, 2012, SunAmerica Annuity and Life Assurance Company("SunAmerica Annuity"), American General Assurance Company ("AGAC"), American General Life and Accident Insurance Company ("AGLA"), American General Life Insurance Company of Delaware ("AGLD"), SunAmerica Life Insurance Company ("SALIC") and Western National Life Insurance Company, ("WNL"), affiliates of American General Life Insurance Company, merged with and into American General Life Insurance Company ("Merger"). Prior to this date, the Seasons Select II contracts were issued by SunAmerica Annuity in all states except New York.

Variable Annuity Account Five ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on July 8, 1996 pursuant to the provisions of Arizona law, as a segregated asset account of Anchor National. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20,2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.


The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one or more Underlying Funds. The Company does not guarantee the investment performance of the Separate

Account, its Variable Portfolios, or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by insurance charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying
Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


GENERAL ACCOUNT
--------------------------------------------------------------------------------

The General Account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the fixed and/or DCA fixed account options of various available periods offered in connection with the general account, as elected by the owner purchasing a contract. The DCA fixed accounts are not available if the Seasons Reward Program is elected. Other fixed account options may be available to you. Please refer to your contract for additional information. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

MASTER-FEEDER STRUCTURE
--------------------------------------------------------------------------------

The following Underlying Funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").

Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management, LLC ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the Underlying Fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

     - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder
       Fund advisory fees for as long as the Feeder Funds invest in a Master
       Fund); and

     - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.

PERFORMANCE DATA
--------------------------------------------------------------------------------

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:


For contracts without the Seasons Rewards Program:
--------------------------------------------------

                   Base Period Return = (EV - SV - CMF)/(SV)

For contracts with the Seasons Rewards Program:
-----------------------------------------------

                 Base Period Return = (EV - SV - CMF + E)/(SV)

    where:

        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

        CMF = an allocated portion of the $35 annual Contract Maintenance Fee, prorated for 7 days

        E = Premium Enhancement Rate, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)


The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                          365/7
                 Effective Yield = [(Base Period Return + 1)      - 1]


The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in value of your investment.

OTHER PORTFOLIOS

The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


For contracts without the Seasons Rewards Program:
--------------------------------------------------

                                 n
                        P (1 + T)  = ERV


For contracts with the Seasons Rewards Program:
-----------------------------------------------


                                      n
                   [P (1 + E)] (1 + T)  = ERV


    where:

        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years


        E = Payment Enhancement Rate


        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)

Standardized performance for the Variable Portfolios and Strategies available in this contract reflect total returns using the method of computation discussed below:

    - Using the seven year surrender charge schedule available on contracts issued without the Seasons Rewards Program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Seasons Rewards is elected; AND


    - Using the nine year surrender charge schedule available on contracts issued with the Seasons Rewards Program, including the minimum Upfront Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment.

We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already elected the contract with or without the Seasons Rewards Program. However, we will not report performance for the contract featuring the Seasons Rewards Program, unless net of withdrawal charges.

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance.


ANNUITY INCOME PAYMENTS
--------------------------------------------------------------------------------

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

     The initial Annuity Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Annuity Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Annuity Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Annuity Income Payment. The number of Annuity Units determined for the first variable Annuity Income Payment remains constant for the second and subsequent monthly variable Annuity Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly annuity income payment.

The amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly annuity income payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity income payment is due.


ANNUITY UNIT VALUES
--------------------------------------------------------------------------------

The value of an Annuity Unit is determined independently for each Variable Portfolio. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of Variable Portfolios from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing
(a) by (b) where:

(a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

(b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the Underlying Funds in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                              NIF = ($11.46/$11.44)

                                  = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of
3.5 percent per annum upon which the annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of
3.5 percent per annum is:



                        1/[(1.035)/(1/12)] = 0.99713732



In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The Net Investment Factor (NIF) measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly annuity income payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity income payment date is $13.327695.

P's first variable annuity income payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity income payments for each $1,000 of applied contract value, P's first variable annuity income payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

               Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.


Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

                                      TAXES
                                      -----

GENERAL

Note: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

    -  after attaining age 591/2;

    -  when paid to your beneficiary after you die;

    -  after you become disabled (as defined in the Code);

    - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 591/2, whichever is later;

    -  under an immediate annuity contract;

    - which are attributable to Purchase Payments made prior to August 14, 1982.


On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers).
An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;


     - distributions from IRAs for certain higher education expenses;


     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;


     - payments to certain reservists called up for active duty after September 11, 2001; or


     - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or,
(2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

..  a citizen or resident of the United States

.. a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

..  any estate or trust other than a foreign estate or foreign trust (see
   Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

..  a person that meets the substantial presence test

..  any other person that is not a foreign person

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form, each of which is effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-8 or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2015 is the lesser of 100% of includible compensation or $18,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2015 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2015 may not exceed the lesser of $53,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2015 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2015. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2015 of less than $98,000, your contribution may be fully deductible; if your income is between $98,000 and $118,000, your contribution may be partially deductible and if your income is $118,000 or more, your contribution may not be deductible. If you are single and your income in 2015 is less than $61,000, your contribution may be fully deductible; if your income is between $61,000 and $71,000, your contribution may be partially deductible and if your income is $71,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2015 is between $183,000 and $193,000, your contribution may be partially deductible.

(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2015 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2015. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2015 is less than:
$183,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $116,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)


Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS
             ------------------------------------------------------


The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2014, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

Ameriprise Financial Services, Inc.
BancWest Investment Services, Inc.
CCO Investment Services Corporation
Cetera Advisor Network LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
cfd Investments, Inc
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Fifth Third Securities, Inc.
FSC Securities Corp.
Infinex Investments, Inc.
Investacorp, Inc
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Janney Montgomery Scott LLC.
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
M&T Securities, Inc.
Morgan Stanley & Co., Incorporated
NEXT Financial Group, Inc.
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Santander Securities LLC
Securities America, Inc.
Signator Financial Services, Inc.
Signator Investors/John Hancock Financial Network
Triad Advisors, Inc
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UnionBanc Investment Services
United Planners Financial Services of
   America BBVA Compass Investment Solutions, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services
Woodbury Financial Services, Inc.


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

DISTRIBUTION OF CONTRACTS
--------------------------------------------------------------------------------

The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


     PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for Variable Annuity Account Five and American General Life Insurance Company("AGL").


     You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

     The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:


     - Audited Financial Statements of Variable Annuity Account Five of American General Life Insurance Company for the year ended December 31, 2014 and the results of its operations and the changes in its net assets for the eight months ended December 31, 2014, except as indicated, and for the years ended April 30, 2014 and April 30, 2013

     - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2014, 2013 and 2012


The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

AMERICAN GENERAL
Life Companies

                                                  Variable Annuity Account Five

                                                                           2014

                                                                  Annual Report

                                                              December 31, 2014

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of American General Life Insurance Company and the Contractholders of its separate account, Variable Annuity Account Five:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Five (the "Separate Account"), a separate account of American General Life Insurance Company, at December 31, 2014, the results of their operations for the eight months ended December 31, 2014 and for the year ended April 30, 2014, and the changes in each of their net assets for the eight months ended December 31, 2014 and for each of the two years in the period ended April 30, 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the mutual fund companies and transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 27, 2015

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

                                             Due from (to)
                                               American                  Contract                      Net assets
                               Investment    General Life                owners -  Contract owners - attributable to
                             securities - at   Insurance                 annuity     accumulation    contract owner
Sub-accounts                   fair value       Company     Net Assets   reserves      reserves         reserves
------------                 --------------- ------------- ------------ ---------- ----------------- ---------------
SAST American Funds Global
  Growth Portfolio Class 3    $  9,363,234      $   (52)   $  9,363,182 $    1,062   $  9,362,120     $  9,363,182
SAST American Funds Growth
  Portfolio Class 3              4,420,780          (20)      4,420,760        413      4,420,347        4,420,760
SAST American Funds
  Growth-Income Portfolio
  Class 3                        8,373,679          (42)      8,373,637        702      8,372,935        8,373,637
SST Allocation Balanced
  Portfolio Class 3            129,749,015       (1,360)    129,747,655      5,138    129,742,517      129,747,655
SST Allocation Growth
  Portfolio Class 3             79,311,107         (249)     79,310,858         --     79,310,858       79,310,858
SST Allocation Moderate
  Growth Portfolio Class 3     368,808,000       (2,361)    368,805,639         --    368,805,639      368,805,639
SST Allocation Moderate
  Portfolio Class 3            159,612,472         (544)    159,611,928    134,990    159,476,938      159,611,928
SST Balanced Growth
  Strategy Class 1              21,602,742           --      21,602,742    439,325     21,163,417       21,602,742
SST Balanced Growth
  Strategy Class 2              81,790,814           --      81,790,814  1,460,760     80,330,054       81,790,814
SST Balanced Growth
  Strategy Class 3              52,215,918          191      52,216,109     38,693     52,177,416       52,216,109
SST Cash Management
  Portfolio Class 1              1,231,436           --       1,231,436         --      1,231,436        1,231,436
SST Cash Management
  Portfolio Class 2              9,676,732            1       9,676,733    155,374      9,521,359        9,676,733
SST Cash Management
  Portfolio Class 3             17,687,104         (246)     17,686,858    362,523     17,324,335       17,686,858
SST Conservative Growth
  Strategy Class 1              16,476,925           --      16,476,925     29,508     16,447,417       16,476,925
SST Conservative Growth
  Strategy Class 2              60,401,132           --      60,401,132    362,507     60,038,625       60,401,132
SST Conservative Growth
  Strategy Class 3              36,967,888           (5)     36,967,883     31,290     36,936,593       36,967,883
SST Diversified Fixed
  Income Portfolio Class 1       4,079,215           --       4,079,215         --      4,079,215        4,079,215
SST Diversified Fixed
  Income Portfolio Class 2      39,561,305           (1)     39,561,304    135,818     39,425,486       39,561,304
SST Diversified Fixed
  Income Portfolio Class 3      26,263,831         (237)     26,263,594     21,875     26,241,719       26,263,594
SST Focus Growth Portfolio
  Class 1                        1,255,184           --       1,255,184      8,176      1,247,008        1,255,184
SST Focus Growth Portfolio
  Class 2                       34,135,890           (1)     34,135,889    120,034     34,015,855       34,135,889
SST Focus Growth Portfolio
  Class 3                       29,040,090          329      29,040,419     16,462     29,023,957       29,040,419
SST Focus Value Portfolio
  Class 2                       17,639,740           --      17,639,740    115,948     17,523,792       17,639,740
SST Focus Value Portfolio
  Class 3                       15,298,631           (7)     15,298,624      5,468     15,293,156       15,298,624
SST Growth Strategy Class 1     25,641,192           --      25,641,192         --     25,641,192       25,641,192
SST Growth Strategy Class 2     46,004,704           --      46,004,704         --     46,004,704       46,004,704
SST Growth Strategy Class 3     63,109,819         (570)     63,109,249      6,334     63,102,915       63,109,249
SST International Equity
  Portfolio Class 1              2,543,146           --       2,543,146         --      2,543,146        2,543,146
SST International Equity
  Portfolio Class 2             27,566,121           --      27,566,121    138,557     27,427,564       27,566,121
SST International Equity
  Portfolio Class 3             24,024,442          (20)     24,024,422     15,624     24,008,798       24,024,422
SST Large Cap Growth
  Portfolio Class 1              4,468,132           --       4,468,132      8,913      4,459,219        4,468,132
SST Large Cap Growth
  Portfolio Class 2             40,921,872           --      40,921,872    199,351     40,722,521       40,921,872
SST Large Cap Growth
  Portfolio Class 3             26,400,023           (1)     26,400,022     15,945     26,384,077       26,400,022
SST Large Cap Value
  Portfolio Class 1              4,223,339           --       4,223,339      7,622      4,215,717        4,223,339
SST Large Cap Value
  Portfolio Class 2             37,984,876           --      37,984,876    165,060     37,819,816       37,984,876
SST Large Cap Value
  Portfolio Class 3             22,482,351            1      22,482,352     28,705     22,453,647       22,482,352
SST Mid Cap Growth
  Portfolio Class 1              3,935,149           --       3,935,149     22,394      3,912,755        3,935,149
SST Mid Cap Growth
  Portfolio Class 2             27,812,996           --      27,812,996    161,365     27,651,631       27,812,996
SST Mid Cap Growth
  Portfolio Class 3             20,388,125         (187)     20,387,938     46,820     20,341,118       20,387,938
SST Mid Cap Value Portfolio
  Class 1                        3,450,660           --       3,450,660     13,205      3,437,455        3,450,660
SST Mid Cap Value Portfolio
  Class 2                       34,823,942           --      34,823,942    253,452     34,570,490       34,823,942
SST Mid Cap Value Portfolio
  Class 3                       24,749,428         (253)     24,749,175     13,745     24,735,430       24,749,175
SST Moderate Growth
  Strategy Class 1              24,674,574           --      24,674,574    232,499     24,442,075       24,674,574
SST Moderate Growth
  Strategy Class 2              94,716,495           --      94,716,495     92,425     94,624,070       94,716,495
SST Moderate Growth
  Strategy Class 3              90,011,408         (370)     90,011,038     67,949     89,943,089       90,011,038
SST Real Return Portfolio
  Class 3                       15,350,180          509      15,350,689      1,310     15,349,379       15,350,689
SAST Dynamic Allocation
  Portfolio Class 3             64,417,867         (408)     64,417,459         --     64,417,459       64,417,459
SAST SunAmerica Dynamic
  Strategy Portfolio Class 3    59,721,713         (401)     59,721,312         --     59,721,312       59,721,312
SST Small Cap Portfolio
  Class 1                        1,941,896           --       1,941,896      5,166      1,936,730        1,941,896
SST Small Cap Portfolio
  Class 2                       23,971,854           --      23,971,854    177,901     23,793,953       23,971,854
SST Small Cap Portfolio
  Class 3                       17,004,346           --      17,004,346     16,717     16,987,629       17,004,346
T Rowe Price Blue Chip
  Growth Portfolio Class II      4,772,256          (14)      4,772,242     13,427      4,758,815        4,772,242
T Rowe Price Equity Income
  Portfolio Class II             9,160,240          (73)      9,160,167      1,264      9,158,903        9,160,167
Fidelity VIP Contrafund
  Portfolio Service Class 2      7,600,889          (59)      7,600,830     13,648      7,587,182        7,600,830
Fidelity VIP Equity-Income
  Portfolio Service Class 2      8,956,547          (64)      8,956,483      1,262      8,955,221        8,956,483
Fidelity VIP Investment
  Grade Bond Portfolio
  Service Class 2               24,553,609         (125)     24,553,484      3,495     24,549,989       24,553,484
Fidelity VIP Mid Cap
  Portfolio Service Class 2     13,101,719          (95)     13,101,624      2,357     13,099,267       13,101,624
Fidelity VIP Overseas
  Portfolio Service Class 2      7,661,804          (70)      7,661,734      1,102      7,660,632        7,661,734

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE EIGHT MONTHS ENDED DECEMBER 31, 2014

                                  A            B            A+B=C           D              E             F           C+D+E+F
                                         Mortality and                                             Net change in     Increase
                                          expense risk                               Capital gain    unrealized   (decrease) in
                              Dividends       and            Net       Net realized  distributions  appreciation    net assets
                             from mutual administrative  investment   gain (loss) on  from mutual  (depreciation) resulting from
Sub-accounts                    funds       charges     income (loss)  investments       funds     of investments   operations
------------                 ----------- -------------- ------------- -------------- ------------- -------------- --------------
SAST American Funds Global
  Growth Portfolio Class 3   $   89,469   $   (99,814)   $   (10,345)  $   633,318    $  321,104    $  (647,352)   $   296,725
SAST American Funds Growth
  Portfolio Class 3              28,894       (48,623)       (19,729)      390,181        25,935        (43,679)       352,708
SAST American Funds
  Growth-Income Portfolio
  Class 3                        77,727       (80,555)        (2,828)      574,325        68,879        (73,998)       566,378
SST Allocation Balanced
  Portfolio Class 3           1,543,510    (1,403,254)       140,256     5,304,076     8,055,059     (9,981,222)     3,518,169
SST Allocation Growth
  Portfolio Class 3             500,880      (865,610)      (364,730)    3,264,893            --       (224,546)     2,675,617
SST Allocation Moderate
  Growth Portfolio Class 3    3,693,978    (3,968,772)      (274,794)   11,181,924            --       (359,552)    10,547,578
SST Allocation Moderate
  Portfolio Class 3           1,751,558    (1,765,400)       (13,842)    7,154,815     3,806,599     (6,357,120)     4,590,452
SST Balanced Growth
  Strategy Class 1                   --      (205,365)      (205,365)      875,480            --        618,095      1,288,210
SST Balanced Growth
  Strategy Class 2                   --      (877,186)      (877,186)    4,372,313            --      1,150,429      4,645,556
SST Balanced Growth
  Strategy Class 3                   --      (545,097)      (545,097)    2,370,936            --      1,175,103      3,000,942
SST Cash Management
  Portfolio Class 1                  --       (11,814)       (11,814)         (290)           --         (1,988)       (14,092)
SST Cash Management
  Portfolio Class 2                  --      (114,335)      (114,335)      (29,359)           --           (595)      (144,289)
SST Cash Management
  Portfolio Class 3                  --      (200,529)      (200,529)      (61,854)           --         (6,501)      (268,884)
SST Conservative Growth
  Strategy Class 1                   --      (160,731)      (160,731)    1,024,507            --        (67,697)       796,079
SST Conservative Growth
  Strategy Class 2                   --      (659,009)      (659,009)    2,340,551            --      1,041,419      2,722,961
SST Conservative Growth
  Strategy Class 3                   --      (380,705)      (380,705)    1,914,073            --        123,261      1,656,629
SST Diversified Fixed
  Income Portfolio Class 1       71,436       (39,472)        31,964        11,735            --         12,715         56,414
SST Diversified Fixed
  Income Portfolio Class 2      625,050      (432,536)       192,514       255,658            --         11,305        459,477
SST Diversified Fixed
  Income Portfolio Class 3      387,886      (293,288)        94,598       130,339            --         89,501        314,438
SST Focus Growth Portfolio
  Class 1                            --       (12,572)       (12,572)       60,004       232,550       (157,769)       122,213
SST Focus Growth Portfolio
  Class 2                            --      (377,335)      (377,335)    1,593,116     6,502,485     (4,583,548)     3,134,718
SST Focus Growth Portfolio
  Class 3                            --      (312,490)      (312,490)    1,481,945     5,668,258     (4,125,444)     2,712,269
SST Focus Value Portfolio
  Class 2                        78,996      (192,409)      (113,413)      966,246            --        685,128      1,537,961
SST Focus Value Portfolio
  Class 3                        49,824      (158,970)      (109,146)      785,212            --        668,110      1,344,176
SST Growth Strategy Class 1          --      (241,938)      (241,938)    1,468,799            --        856,862      2,083,723
SST Growth Strategy Class 2          --      (498,230)      (498,230)    2,724,845            --      1,477,224      3,703,839
SST Growth Strategy Class 3          --      (659,287)      (659,287)    3,431,298            --      2,265,063      5,037,074
SST International Equity
  Portfolio Class 1              40,860       (26,093)        14,767        48,574            --       (264,319)      (200,978)
SST International Equity
  Portfolio Class 2             386,060      (314,149)        71,911       798,251            --     (3,049,475)    (2,179,313)
SST International Equity
  Portfolio Class 3             307,518      (268,947)        38,571       678,215            --     (2,626,595)    (1,909,809)
SST Large Cap Growth
  Portfolio Class 1              16,800       (41,639)       (24,839)      193,319       585,063       (248,586)       504,957
SST Large Cap Growth
  Portfolio Class 2              95,865      (441,030)      (345,165)    2,210,956     5,520,326     (2,840,429)     4,545,688
SST Large Cap Growth
  Portfolio Class 3              33,694      (279,382)      (245,688)    2,180,549     3,590,591     (2,522,458)     3,002,994
SST Large Cap Value
  Portfolio Class 1              45,557       (40,422)         5,135       117,621         5,028        119,814        247,598
SST Large Cap Value
  Portfolio Class 2             354,385      (417,991)       (63,606)    1,821,271        45,637        373,619      2,176,921
SST Large Cap Value
  Portfolio Class 3             189,214      (241,964)       (52,750)    1,481,193        27,019       (136,419)     1,319,043
SST Mid Cap Growth
  Portfolio Class 1                  --       (37,620)       (37,620)      230,575       305,130       (131,363)       366,722
SST Mid Cap Growth
  Portfolio Class 2                  --      (307,783)      (307,783)    1,991,466     2,248,411     (1,354,193)     2,577,901
SST Mid Cap Growth
  Portfolio Class 3                  --      (219,677)      (219,677)    1,951,909     1,684,167     (1,489,893)     1,926,506
SST Mid Cap Value Portfolio
  Class 1                        28,042       (33,237)        (5,195)      242,058       272,552       (259,366)       250,049
SST Mid Cap Value Portfolio
  Class 2                       233,054      (384,005)      (150,951)    2,218,284     2,793,720     (2,390,718)     2,470,335
SST Mid Cap Value Portfolio
  Class 3                       126,673      (266,491)      (139,818)    2,502,241     1,985,778     (2,595,408)     1,752,793
SST Moderate Growth
  Strategy Class 1                   --      (229,789)      (229,789)      905,873            --      1,070,587      1,746,671
SST Moderate Growth
  Strategy Class 2                   --    (1,036,867)    (1,036,867)    5,729,558            --      2,011,509      6,704,200
SST Moderate Growth
  Strategy Class 3                   --      (930,789)      (930,789)    4,033,948            --      3,151,327      6,254,486
SST Real Return Portfolio
  Class 3                            --      (182,985)      (182,985)      100,983            --        (70,103)      (152,105)
SAST Dynamic Allocation
  Portfolio Class 3             336,947      (653,322)      (316,375)      358,831       434,295      1,501,927      1,978,678
SAST SunAmerica Dynamic
  Strategy Portfolio Class 3    227,844      (607,975)      (380,131)      384,529        11,060      1,770,031      1,785,489
SST Small Cap Portfolio
  Class 1                         4,030       (18,409)       (14,379)       73,602        75,234        (32,952)       101,505
SST Small Cap Portfolio
  Class 2                        11,007      (264,436)      (253,429)    1,591,608       959,374     (1,057,930)     1,239,623
SST Small Cap Portfolio
  Class 3                            --      (180,145)      (180,145)    1,357,157       686,004       (996,637)       866,379
T Rowe Price Blue Chip
  Growth Portfolio Class II          --       (49,233)       (49,233)      448,597            --        113,987        513,351
T Rowe Price Equity Income
  Portfolio Class II             95,313       (97,087)        (1,774)      776,465            --       (437,243)       337,448
Fidelity VIP Contrafund
  Portfolio Service Class 2      54,149       (77,665)       (23,516)      705,986       150,772       (170,379)       662,863
Fidelity VIP Equity-Income
  Portfolio Service Class 2     234,834       (95,963)       138,871       571,743        93,861       (484,615)       319,860
Fidelity VIP Investment
  Grade Bond Portfolio
  Service Class 2               485,477      (267,665)       217,812       (87,186)        1,919        297,497        430,042
Fidelity VIP Mid Cap
  Portfolio Service Class 2       2,510      (140,823)      (138,313)      793,470       103,286         (3,134)       755,309
Fidelity VIP Overseas
  Portfolio Service Class 2      86,520       (82,445)         4,075       384,323            --       (835,387)      (446,989)

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2014

                                  A            B            A+B=C           D              E             F           C+D+E+F
                                         Mortality and                                             Net change in     Increase
                                          expense risk                               Capital gain    unrealized   (decrease) in
                              Dividends       and            Net       Net realized  distributions  appreciation    net assets
                             from mutual administrative  investment   gain (loss) on  from mutual  (depreciation) resulting from
Sub-accounts                    funds       charges     income (loss)  investments       funds     of investments   operations
------------                 ----------- -------------- ------------- -------------- ------------- -------------- --------------
SAST American Funds Global
  Growth Portfolio Class 3   $   66,129   $  (180,582)   $  (114,453)  $ 1,686,051    $       --    $    26,624    $ 1,598,222
SAST American Funds Growth
  Portfolio Class 3              29,301       (92,706)       (63,405)      970,711            --          8,565        915,871
SAST American Funds
  Growth-Income Portfolio
  Class 3                        95,093      (121,560)       (26,467)    1,172,030            --        251,364      1,396,927
SST Allocation Balanced
  Portfolio Class 3           2,613,581    (2,399,245)       214,336     9,084,641       919,634     (2,305,133)     7,913,478
SST Allocation Growth
  Portfolio Class 3             659,372    (1,378,517)      (719,145)    3,614,892            --      7,524,344     10,420,091
SST Allocation Moderate
  Growth Portfolio Class 3    5,598,102    (6,717,596)    (1,119,494)   23,225,947            --     14,202,909     36,309,362
SST Allocation Moderate
  Portfolio Class 3           2,757,455    (3,006,768)      (249,313)   11,475,074            --      2,044,849     13,270,610
SST Balanced Growth
  Strategy Class 1                   --      (310,315)      (310,315)    1,566,703            --        807,798      2,064,186
SST Balanced Growth
  Strategy Class 2                   --    (1,406,600)    (1,406,600)    9,741,463            --       (284,994)     8,049,869
SST Balanced Growth
  Strategy Class 3                   --      (845,494)      (845,494)    4,060,197            --      1,746,694      4,961,397
SST Cash Management
  Portfolio Class 1                  --       (20,480)       (20,480)       (5,142)           --            877        (24,745)
SST Cash Management
  Portfolio Class 2                  --      (199,618)      (199,618)      (72,015)           --         16,924       (254,709)
SST Cash Management
  Portfolio Class 3                  --      (378,083)      (378,083)     (206,848)           --         72,798       (512,133)
SST Conservative Growth
  Strategy Class 1                   --      (256,399)      (256,399)    1,521,758            --         (6,457)     1,258,902
SST Conservative Growth
  Strategy Class 2                   --    (1,030,574)    (1,030,574)    4,757,456            --        445,640      4,172,522
SST Conservative Growth
  Strategy Class 3                   --      (668,244)      (668,244)    4,036,574            --       (502,429)     2,865,901
SST Diversified Fixed
  Income Portfolio Class 1       81,452       (67,728)        13,724        33,109        42,587       (258,155)      (168,735)
SST Diversified Fixed
  Income Portfolio Class 2      675,003      (723,838)       (48,835)      342,101       397,206     (2,344,956)    (1,654,484)
SST Diversified Fixed
  Income Portfolio Class 3      483,095      (534,800)       (51,705)      111,749       299,525     (1,694,746)    (1,335,177)
SST Focus Growth Portfolio
  Class 1                            --       (20,380)       (20,380)       46,026       110,411         87,738        223,795
SST Focus Growth Portfolio
  Class 2                            --      (589,733)      (589,733)    1,996,795     2,774,180      1,347,643      5,528,885
SST Focus Growth Portfolio
  Class 3                            --      (512,925)      (512,925)    2,364,913     2,585,815        689,995      5,127,798
SST Focus Value Portfolio
  Class 2                       102,643      (299,600)      (196,957)    1,158,712            --      2,119,631      3,081,386
SST Focus Value Portfolio
  Class 3                        65,303      (257,624)      (192,321)    1,060,450            --      1,891,244      2,759,373
SST Growth Strategy Class 1          --      (359,738)      (359,738)    1,370,871            --      2,530,003      3,541,136
SST Growth Strategy Class 2          --      (750,647)      (750,647)    4,119,481            --      3,026,903      6,395,737
SST Growth Strategy Class 3          --      (993,168)      (993,168)    4,179,879            --      5,603,880      8,790,591
SST International Equity
  Portfolio Class 1              32,234       (40,480)        (8,246)      126,434            --        138,972        257,160
SST International Equity
  Portfolio Class 2             298,507      (493,233)      (194,726)    1,321,509            --      1,485,999      2,612,782
SST International Equity
  Portfolio Class 3             249,045      (439,210)      (190,165)      962,255            --      1,647,887      2,419,977
SST Large Cap Growth
  Portfolio Class 1              26,387       (60,271)       (33,884)      277,126       149,388        324,388        717,018
SST Large Cap Growth
  Portfolio Class 2             201,270      (667,955)      (466,685)    3,400,333     1,496,802      2,392,775      6,823,225
SST Large Cap Growth
  Portfolio Class 3             107,481      (446,837)      (339,356)    2,625,253     1,042,255      1,431,268      4,759,420
SST Large Cap Value
  Portfolio Class 1              40,681       (61,116)       (20,435)      297,251            --        384,881        661,697
SST Large Cap Value
  Portfolio Class 2             333,341      (630,169)      (296,828)    2,461,567            --      3,675,476      5,840,215
SST Large Cap Value
  Portfolio Class 3             190,835      (389,237)      (198,402)    1,770,949            --      2,189,986      3,762,533
SST Mid Cap Growth
  Portfolio Class 1                  --       (57,711)       (57,711)      376,987       106,562        239,227        665,065
SST Mid Cap Growth
  Portfolio Class 2                  --      (480,922)      (480,922)    2,798,830       807,179      1,497,474      4,622,561
SST Mid Cap Growth
  Portfolio Class 3                  --      (362,198)      (362,198)    2,844,335       637,831        616,467      3,736,435
SST Mid Cap Value Portfolio
  Class 1                        26,444       (50,805)       (24,361)      294,256            --        337,887        607,782
SST Mid Cap Value Portfolio
  Class 2                       216,624      (581,278)      (364,654)    3,063,512            --      3,284,316      5,983,174
SST Mid Cap Value Portfolio
  Class 3                       134,084      (421,682)      (287,598)    2,735,577            --      2,118,571      4,566,550
SST Moderate Growth
  Strategy Class 1                   --      (347,606)      (347,606)    1,957,390            --      1,397,602      3,007,386
SST Moderate Growth
  Strategy Class 2                   --    (1,591,672)    (1,591,672)    6,667,301            --      6,658,691     11,734,320
SST Moderate Growth
  Strategy Class 3                   --    (1,449,431)    (1,449,431)    6,760,388            --      5,872,143     11,183,100
SST Real Return Portfolio
  Class 3                       152,339      (342,355)      (190,016)      202,491            --     (1,514,190)    (1,501,715)
SAST Dynamic Allocation
  Portfolio Class 3                  --      (448,572)      (448,572)       58,540        42,806      2,422,578      2,075,352
SAST SunAmerica Dynamic
  Strategy Portfolio Class 3         --      (417,618)      (417,618)       57,436         8,634      2,309,871      1,958,323
SST Small Cap Portfolio
  Class 1                            --       (27,539)       (27,539)      139,129            --        242,609        354,199
SST Small Cap Portfolio
  Class 2                            --      (430,746)      (430,746)    2,653,179            --      2,566,354      4,788,787
SST Small Cap Portfolio
  Class 3                            --      (305,467)      (305,467)    2,450,127            --      1,446,951      3,591,611
T Rowe Price Blue Chip
  Growth Portfolio Class II          --       (82,579)       (82,579)    1,154,488            --         71,302      1,143,211
T Rowe Price Equity Income
  Portfolio Class II            166,516      (176,299)        (9,783)    1,955,594            --       (299,650)     1,646,161
Fidelity VIP Contrafund
  Portfolio Service Class 2      65,573      (127,229)       (61,656)    1,084,417         2,296        428,982      1,454,039
Fidelity VIP Equity-Income
  Portfolio Service Class 2     222,664      (161,049)        61,615     1,557,148       665,397       (837,266)     1,446,894
Fidelity VIP Investment
  Grade Bond Portfolio
  Service Class 2               654,767      (483,962)       170,805      (369,443)      384,200     (1,011,115)      (825,553)
Fidelity VIP Mid Cap
  Portfolio Service Class 2      41,242      (254,907)      (213,665)    2,410,555     2,073,102     (1,096,902)     3,173,090
Fidelity VIP Overseas
  Portfolio Service Class 2     100,136      (153,137)       (53,001)    1,296,014        36,809          9,467      1,289,289

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2014

                                                                             Net Asset
                                                                               Value   Value of Shares Cost of Shares
Sub-accounts                                                        Shares   Per Share  at Fair Value       Held      Level /(1)/
------------                                                      ---------- --------- --------------- -------------- ----------
SAST American Funds Global Growth Portfolio Class 3                  622,448  $15.04    $  9,363,234    $  7,164,276      1
SAST American Funds Growth Portfolio Class 3                         294,320   15.02       4,420,780       3,158,565      1
SAST American Funds Growth-Income Portfolio Class 3                  564,989   14.82       8,373,679       6,192,864      1
SST Allocation Balanced Portfolio Class 3                         10,623,814   12.21     129,749,015     111,187,953      1
SST Allocation Growth Portfolio Class 3                            6,120,583   12.96      79,311,107      59,123,875      1
SST Allocation Moderate Growth Portfolio Class 3                  27,400,776   13.46     368,808,000     284,398,933      1
SST Allocation Moderate Portfolio Class 3                         12,526,332   12.74     159,612,472     126,025,494      1
SST Balanced Growth Strategy Class 1
   SST Asset Allocation Diversified Growth Portfolio Class 1         399,392   13.50       5,392,277                      1
   SST Multi-Managed Income Equity Portfolio Class 1                 966,842   12.30      11,891,798                      1
   SST Stock Portfolio Class 1                                       181,045   23.85       4,318,668                      1
                                                                                        ------------    ------------
                                                                                          21,602,742      10,138,454
                                                                                        ------------    ------------
SST Balanced Growth Strategy Class 2
   SST Asset Allocation Diversified Growth Portfolio Class 2       1,512,201   13.50      20,415,949                      1
   SST Multi-Managed Income Equity Portfolio Class 2               3,665,339   12.28      45,023,759                      1
   SST Stock Portfolio Class 2                                       696,428   23.48      16,351,106                      1
                                                                                        ------------    ------------
                                                                                          81,790,814      46,091,883
                                                                                        ------------    ------------
SST Balanced Growth Strategy Class 3
   SST Asset Allocation Diversified Growth Portfolio Class 3         966,880   13.48      13,033,861                      1
   SST Multi-Managed Income Equity Portfolio Class 3               2,347,345   12.25      28,743,447                      1
   SST Stock Portfolio Class 3                                       448,834   23.26      10,438,611                      1
                                                                                        ------------    ------------
                                                                                          52,215,918      32,180,761
                                                                                        ------------    ------------
SST Cash Management Portfolio Class 1                                115,754   10.64       1,231,436       1,236,785      1
SST Cash Management Portfolio Class 2                                917,902   10.54       9,676,732       9,722,570      1
SST Cash Management Portfolio Class 3                              1,688,106   10.48      17,687,104      17,763,523      1
SST Conservative Growth Strategy Class 1
   SST Asset Allocation Diversified Growth Portfolio Class 1         304,601   13.50       4,112,474                      1
   SST Multi-Managed Income Portfolio Class 1                        834,015   11.86       9,894,170                      1
   SST Stock Portfolio Class 1                                       103,558   23.85       2,470,280                      1
                                                                                        ------------    ------------
                                                                                          16,476,925       9,040,028
                                                                                        ------------    ------------
SST Conservative Growth Strategy Class 2
   SST Asset Allocation Diversified Growth Portfolio Class 2       1,116,610   13.50      15,075,145                      1
   SST Multi-Managed Income Portfolio Class 2                      3,061,624   11.85      36,270,748                      1
   SST Stock Portfolio Class 2                                       385,682   23.48       9,055,238                      1
                                                                                        ------------    ------------
                                                                                          60,401,132      38,872,960
                                                                                        ------------    ------------
SST Conservative Growth Strategy Class 3
   SST Asset Allocation Diversified Growth Portfolio Class 3         684,484   13.48       9,227,075                      1
   SST Multi-Managed Income Portfolio Class 3                      1,879,247   11.81      22,198,152                      1
   SST Stock Portfolio Class 3                                       238,321   23.26       5,542,662                      1
                                                                                        ------------    ------------
                                                                                          36,967,888      26,920,556
                                                                                        ------------    ------------
SST Diversified Fixed Income Portfolio Class 1                       347,698   11.73       4,079,215       4,009,774      1
SST Diversified Fixed Income Portfolio Class 2                     3,375,723   11.72      39,561,305      38,775,005      1
SST Diversified Fixed Income Portfolio Class 3                     2,251,243   11.67      26,263,831      26,222,902      1
SST Focus Growth Portfolio Class 1                                   120,306   10.43       1,255,184       1,198,903      1
SST Focus Growth Portfolio Class 2                                 3,372,599   10.12      34,135,890      30,860,972      1
SST Focus Growth Portfolio Class 3                                 2,920,005    9.95      29,040,090      27,028,135      1
SST Focus Value Portfolio Class 2                                    987,963   17.85      17,639,740      11,354,087      1
SST Focus Value Portfolio Class 3                                    858,576   17.82      15,298,631      10,865,974      1
SST Growth Strategy Class 1
   SST Asset Allocation Diversified Growth Portfolio Class 1         473,741   13.50       6,396,075                      1
   SST Multi-Managed Growth Portfolio Class 1                        691,690   18.57      12,841,861                      1
   SST Stock Portfolio Class 1                                       268,433   23.85       6,403,257                      1
                                                                                        ------------    ------------
                                                                                          25,641,192      11,328,126
                                                                                        ------------    ------------
SST Growth Strategy Class 2
   SST Asset Allocation Diversified Growth Portfolio Class 2         849,992   13.50      11,475,580                      1
   SST Multi-Managed Growth Portfolio Class 2                      1,241,748   18.55      23,040,595                      1
   SST Stock Portfolio Class 2                                       489,321   23.48      11,488,530                      1
                                                                                        ------------    ------------
                                                                                          46,004,704      23,842,721
                                                                                        ------------    ------------

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2014

                                                                            Net Asset
                                                                              Value   Value of Shares Cost of Shares
Sub-accounts                                                       Shares   Per Share  at Fair Value       Held      Level /(1)/
------------                                                      --------- --------- --------------- -------------- ----------
SST Growth Strategy Class 3
   SST Asset Allocation Diversified Growth Portfolio Class 3      1,167,792   13.48     15,742,216
   SST Multi-Managed Growth Portfolio Class 3                     1,707,614   18.51     31,606,983
   SST Stock Portfolio Class 3                                      677,667   23.26     15,760,620
                                                                                        ----------      ----------
                                                                                        63,109,819      39,350,484
                                                                                        ----------      ----------
SST International Equity Portfolio Class 1                          303,728    8.37      2,543,146       2,005,985       1
SST International Equity Portfolio Class 2                        3,286,832    8.39     27,566,121      23,278,866       1
SST International Equity Portfolio Class 3                        2,873,161    8.36     24,024,442      21,579,204       1
SST Large Cap Growth Portfolio Class 1                              335,163   13.33      4,468,132       3,274,209       1
SST Large Cap Growth Portfolio Class 2                            3,119,432   13.12     40,921,872      30,495,645       1
SST Large Cap Growth Portfolio Class 3                            2,028,062   13.02     26,400,023      19,906,406       1
SST Large Cap Value Portfolio Class 1                               246,435   17.14      4,223,339       2,747,093       1
SST Large Cap Value Portfolio Class 2                             2,218,360   17.12     37,984,876      24,667,473       1
SST Large Cap Value Portfolio Class 3                             1,314,920   17.10     22,482,351      15,292,488       1
SST Mid Cap Growth Portfolio Class 1                                232,640   16.92      3,935,149       2,314,789       1
SST Mid Cap Growth Portfolio Class 2                              1,696,855   16.39     27,812,996      16,707,173       1
SST Mid Cap Growth Portfolio Class 3                              1,266,007   16.10     20,388,125      13,220,100       1
SST Mid Cap Value Portfolio Class 1                                 173,191   19.92      3,450,660       2,000,980       1
SST Mid Cap Value Portfolio Class 2                               1,751,224   19.89     34,823,942      22,348,500       1
SST Mid Cap Value Portfolio Class 3                               1,246,560   19.85     24,749,428      16,550,003       1
SST Moderate Growth Strategy Class 1
   SST Asset Allocation Diversified Growth Portfolio Class 1        455,815   13.50      6,154,046                       1
   SST Multi-Managed Moderate Growth Portfolio Class 1              934,278   14.55     13,591,768                       1
   SST Stock Portfolio Class 1                                      206,620   23.85      4,928,759                       1
                                                                                        ----------      ----------
                                                                                        24,674,574      11,133,660
                                                                                        ----------      ----------
SST Moderate Growth Strategy Class 2
   SST Asset Allocation Diversified Growth Portfolio Class 2      1,749,755   13.50     23,623,114                       1
   SST Multi-Managed Moderate Growth Portfolio Class 2            3,590,758   14.53     52,173,786                       1
   SST Stock Portfolio Class 2                                      805,825   23.48     18,919,594                       1
                                                                                        ----------      ----------
                                                                                        94,716,495      49,959,056
                                                                                        ----------      ----------
SST Moderate Growth Strategy Class 3
   SST Asset Allocation Diversified Growth Portfolio Class 3      1,665,330   13.48     22,449,195                       1
   SST Multi-Managed Moderate Growth Portfolio Class 3            3,423,875   14.48     49,583,521                       1
   SST Stock Portfolio Class 3                                      773,039   23.26     17,978,693                       1
                                                                                        ----------      ----------
                                                                                        90,011,408      53,480,319
                                                                                        ----------      ----------
SST Real Return Portfolio Class 3                                 1,568,527    9.79     15,350,180      15,157,492       1
SAST Dynamic Allocation Portfolio Class 3                         5,054,637   12.74     64,417,867      60,493,362       1
SAST SunAmerica Dynamic Strategy Portfolio Class 3                4,704,741   12.69     59,721,713      55,641,811       1
SST Small Cap Portfolio Class 1                                     139,910   13.88      1,941,896       1,218,523       1
SST Small Cap Portfolio Class 2                                   1,764,637   13.58     23,971,854      14,983,788       1
SST Small Cap Portfolio Class 3                                   1,269,073   13.40     17,004,346      11,022,855       1
T Rowe Price Blue Chip Growth Portfolio Class II                    236,367   20.19      4,772,256       3,676,585       1
T Rowe Price Equity Income Portfolio Class II                       305,953   29.94      9,160,240       6,377,434       1
Fidelity VIP Contrafund Portfolio Service Class 2                   207,109   36.70      7,600,889       5,575,124       1
Fidelity VIP Equity-Income Portfolio Service Class 2                375,852   23.83      8,956,547       7,440,813       1
Fidelity VIP Investment Grade Bond Portfolio Service Class 2      1,962,719   12.51     24,553,609      24,940,592       1
Fidelity VIP Mid Cap Portfolio Service Class 2                      355,638   36.84     13,101,719      10,602,805       1
Fidelity VIP Overseas Portfolio Service Class 2                     413,035   18.55      7,661,804       6,609,164       1

(1) Represents the level within the fair value hiearchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE EIGHT MONTHS ENDED DECEMBER 31, 2014

                           SAST                     SAST
                         American       SAST      American                                   SST
                           Funds      American      Funds        SST           SST        Allocation       SST           SST
                          Global        Funds      Growth-    Allocation    Allocation     Moderate     Allocation     Balanced
                          Growth       Growth      Income      Balanced       Growth        Growth       Moderate       Growth
                         Portfolio    Portfolio   Portfolio   Portfolio     Portfolio     Portfolio     Portfolio      Strategy
                          Class 3      Class 3     Class 3     Class 3       Class 3       Class 3       Class 3       Class 1
FOR THE EIGHT MONTHS
  ENDED DECEMBER 31,
  2014
FROM OPERATIONS:
  Net investment
   income (loss)        $   (10,345) $  (19,729) $   (2,828) $    140,256  $   (364,730) $   (274,794) $    (13,842) $  (205,365)
  Net realized gain
   (losses)                 633,318     390,181     574,325     5,304,076     3,264,893    11,181,924     7,154,815      875,480
  Capital gain dist
   from mutual funds        321,104      25,935      68,879     8,055,059            --            --     3,806,599           --
  Change in net
   unrealized
   appreciation
   (depreciation) of
   investments             (647,352)    (43,679)    (73,998)   (9,981,222)     (224,546)     (359,552)   (6,357,120)     618,095
                        -----------  ----------  ----------  ------------  ------------  ------------  ------------  -----------
   Increase (decrease)
     in net assets
     resulting from
     operations             296,725     352,708     566,378     3,518,169     2,675,617    10,547,578     4,590,452    1,288,210
                        -----------  ----------  ----------  ------------  ------------  ------------  ------------  -----------
FROM CAPITAL
  TRANSACTIONS
  Net proceeds from
   units sold                97,596      88,814   1,118,081       733,968        38,245       246,015       182,493        3,795
  Cost of units
   redeemed              (1,092,552)   (426,706)   (767,273)  (14,340,282)  (10,099,886)  (29,093,338)  (18,649,244)  (1,440,200)
  Net transfers             (17,555)   (537,130)    140,156    (4,633,382)     (333,969)  (11,445,697)   (5,070,623)     (84,698)
  Contract maintenance
   charge                   (46,364)    (20,195)    (32,329)     (681,426)     (262,303)   (2,210,193)     (881,492)      (5,926)
  Adjustments to net
   assets allocated to
   contracts in payout
   period                         2          --           2           123           (75)           --          (421)         298
                        -----------  ----------  ----------  ------------  ------------  ------------  ------------  -----------
   Increase (decrease)
     in net assets
     resulting from
     principal
     transactions        (1,058,873)   (895,217)    458,637   (18,920,999)  (10,657,988)  (42,503,213)  (24,419,287)  (1,526,731)
                        -----------  ----------  ----------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in
  net assets               (762,148)   (542,509)  1,025,015   (15,402,830)   (7,982,371)  (31,955,635)  (19,828,835)    (238,521)
Net assets at
  beginning of period    10,125,330   4,963,269   7,348,622   145,150,485    87,293,229   400,761,274   179,440,763   21,841,263
                        -----------  ----------  ----------  ------------  ------------  ------------  ------------  -----------
Net assets at end of
  period                $ 9,363,182  $4,420,760  $8,373,637  $129,747,655  $ 79,310,858  $368,805,639  $159,611,928  $21,602,742
                        ===========  ==========  ==========  ============  ============  ============  ============  ===========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE EIGHT MONTHS ENDED DECEMBER 31, 2014

                            SST          SST         SST          SST          SST          SST          SST          SST
                          Balanced     Balanced      Cash         Cash         Cash     Conservative Conservative Conservative
                           Growth       Growth    Management   Management   Management     Growth       Growth       Growth
                          Strategy     Strategy   Portfolio    Portfolio    Portfolio     Strategy     Strategy     Strategy
                          Class 2      Class 3     Class 1      Class 2      Class 3      Class 1      Class 2      Class 3
FOR THE EIGHT MONTHS
  ENDED DECEMBER 31,
  2014
FROM OPERATIONS:
  Net investment
   income (loss)        $  (877,186) $  (545,097) $  (11,814) $  (114,335) $  (200,529) $  (160,731) $  (659,009) $  (380,705)
  Net realized gain
   (losses)               4,372,313    2,370,936        (290)     (29,359)     (61,854)   1,024,507    2,340,551    1,914,073
  Capital gain dist
   from mutual funds             --           --          --           --           --           --           --           --
  Change in net
   unrealized
   appreciation
   (depreciation) of
   investments            1,150,429    1,175,103      (1,988)        (595)      (6,501)     (67,697)   1,041,419      123,261
                        -----------  -----------  ----------  -----------  -----------  -----------  -----------  -----------
   Increase (decrease)
     in net assets
     resulting from
     operations           4,645,556    3,000,942     (14,092)    (144,289)    (268,884)     796,079    2,722,961    1,656,629
                        -----------  -----------  ----------  -----------  -----------  -----------  -----------  -----------
FROM CAPITAL
  TRANSACTIONS
  Net proceeds from
   units sold                50,457       93,806          13      130,209      538,806          120       23,502      412,231
  Cost of units
   redeemed              (6,168,839)  (4,933,444)    (41,670)  (2,067,633)  (7,033,225)  (1,841,164)  (4,974,845)  (4,869,387)
  Net transfers             625,272      690,860      (2,487)     465,880    2,767,863      (86,692)     642,069      776,548
  Contract maintenance
   charge                   (34,123)    (100,479)       (368)     (20,832)    (105,791)      (3,928)     (20,004)     (78,062)
  Adjustments to net
   assets allocated to
   contracts in payout
   period                       733         (408)         --          226        2,270         (371)       1,320           87
                        -----------  -----------  ----------  -----------  -----------  -----------  -----------  -----------
   Increase (decrease)
     in net assets
     resulting from
     principal
     transactions        (5,526,500)  (4,249,665)    (44,512)  (1,492,150)  (3,830,077)  (1,932,035)  (4,327,958)  (3,758,583)
                        -----------  -----------  ----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets               (880,944)  (1,248,723)    (58,604)  (1,636,439)  (4,098,961)  (1,135,956)  (1,604,997)  (2,101,954)
Net assets at
  beginning of period    82,671,758   53,464,832   1,290,040   11,313,172   21,785,819   17,612,881   62,006,129   39,069,837
                        -----------  -----------  ----------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period                $81,790,814  $52,216,109  $1,231,436  $ 9,676,733  $17,686,858  $16,476,925  $60,401,132  $36,967,883
                        ===========  ===========  ==========  ===========  ===========  ===========  ===========  ===========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE EIGHT MONTHS ENDED DECEMBER 31, 2014

                            SST         SST          SST
                        Diversified Diversified  Diversified      SST         SST          SST          SST          SST
                           Fixed       Fixed        Fixed        Focus       Focus        Focus        Focus        Focus
                          Income      Income       Income       Growth      Growth       Growth        Value        Value
                         Portfolio   Portfolio    Portfolio    Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                          Class 1     Class 2      Class 3      Class 1     Class 2      Class 3      Class 2      Class 3
FOR THE EIGHT MONTHS
  ENDED DECEMBER 31,
  2014
FROM OPERATIONS:
  Net investment
   income (loss)        $   31,964  $   192,514  $    94,598  $  (12,572) $  (377,335) $  (312,490) $  (113,413) $  (109,146)
  Net realized gain
   (losses)                 11,735      255,658      130,339      60,004    1,593,116    1,481,945      966,246      785,212
  Capital gain dist
   from mutual funds            --           --           --     232,550    6,502,485    5,668,258           --           --
  Change in net
   unrealized
   appreciation
   (depreciation) of
   investments              12,715       11,305       89,501    (157,769)  (4,583,548)  (4,125,444)     685,128      668,110
                        ----------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
   Increase (decrease)
     in net assets
     resulting from
     operations             56,414      459,477      314,438     122,213    3,134,718    2,712,269    1,537,961    1,344,176
                        ----------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
FROM CAPITAL
  TRANSACTIONS
  Net proceeds from
   units sold                  100       42,086      184,712         907       19,007      168,151       31,426       52,904
  Cost of units
   redeemed               (306,616)  (3,765,356)  (4,016,205)   (241,823)  (3,266,194)  (3,906,003)  (1,918,569)  (1,868,036)
  Net transfers             54,380    1,118,299     (604,026)    (24,330)  (1,608,667)    (927,613)    (390,736)      63,334
  Contract maintenance
   charge                     (796)     (28,230)     (52,974)       (468)     (17,942)     (66,805)     (11,973)     (33,778)
  Adjustments to net
   assets allocated to
   contracts in payout
   period                       --          (44)        (513)          1           24          201           25          177
                        ----------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
   Increase (decrease)
     in net assets
     resulting from
     principal
     transactions         (252,932)  (2,633,245)  (4,489,006)   (265,713)  (4,873,772)  (4,732,069)  (2,289,827)  (1,785,399)
                        ----------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets              (196,518)  (2,173,768)  (4,174,568)   (143,500)  (1,739,054)  (2,019,800)    (751,866)    (441,223)
Net assets at
  beginning of period    4,275,733   41,735,072   30,438,162   1,398,684   35,874,943   31,060,219   18,391,606   15,739,847
                        ----------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
Net assets at end of
  period                $4,079,215  $39,561,304  $26,263,594  $1,255,184  $34,135,889  $29,040,419  $17,639,740  $15,298,624
                        ==========  ===========  ===========  ==========  ===========  ===========  ===========  ===========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE EIGHT MONTHS ENDED DECEMBER 31, 2014

                                                                    SST           SST           SST          SST         SST
                            SST          SST          SST      International International International  Large Cap   Large Cap
                           Growth       Growth       Growth       Equity        Equity        Equity       Growth      Growth
                          Strategy     Strategy     Strategy     Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                          Class 1      Class 2      Class 3       Class 1       Class 2       Class 3      Class 1     Class 2
FOR THE EIGHT MONTHS
  ENDED DECEMBER 31,
  2014
FROM OPERATIONS:
  Net investment
   income (loss)        $  (241,938) $  (498,230) $  (659,287)  $   14,767    $    71,911   $    38,571  $  (24,839) $  (345,165)
  Net realized gain
   (losses)               1,468,799    2,724,845    3,431,298       48,574        798,251       678,215     193,319    2,210,956
  Capital gain dist
   from mutual funds             --           --           --           --             --            --     585,063    5,520,326
  Change in net
   unrealized
   appreciation
   (depreciation) of
   investments              856,862    1,477,224    2,265,063     (264,319)    (3,049,475)   (2,626,595)   (248,586)  (2,840,429)
                        -----------  -----------  -----------   ----------    -----------   -----------  ----------  -----------
   Increase (decrease)
     in net assets
     resulting from
     operations           2,083,723    3,703,839    5,037,074     (200,978)    (2,179,313)   (1,909,809)    504,957    4,545,688
                        -----------  -----------  -----------   ----------    -----------   -----------  ----------  -----------
FROM CAPITAL
  TRANSACTIONS
  Net proceeds from
   units sold                17,161       38,439      207,630            4         45,269       144,552         691       46,978
  Cost of units
   redeemed              (2,175,091)  (3,575,540)  (6,025,095)    (118,156)    (1,920,920)   (2,807,228)   (364,107)  (3,267,418)
  Net transfers            (194,408)    (216,999)  (1,208,406)     (16,647)     1,277,471       971,657     (29,510)    (507,160)
  Contract maintenance
   charge                    (9,978)     (22,357)    (186,682)        (569)       (30,892)      (68,489)     (1,258)     (35,521)
  Adjustments to net
   assets allocated to
   contracts in payout
   period                        --         (412)          --           --            460            26          95        1,242
                        -----------  -----------  -----------   ----------    -----------   -----------  ----------  -----------
   Increase (decrease)
     in net assets
     resulting from
     principal
     transactions        (2,362,316)  (3,776,869)  (7,212,553)    (135,368)      (628,612)   (1,759,482)   (394,089)  (3,761,879)
                        -----------  -----------  -----------   ----------    -----------   -----------  ----------  -----------
Increase (decrease) in
  net assets               (278,593)     (73,030)  (2,175,479)    (336,346)    (2,807,925)   (3,669,291)    110,868      783,809
Net assets at
  beginning of period    25,919,785   46,077,734   65,284,728    2,879,492     30,374,046    27,693,713   4,357,264   40,138,063
                        -----------  -----------  -----------   ----------    -----------   -----------  ----------  -----------
Net assets at end of
  period                $25,641,192  $46,004,704  $63,109,249   $2,543,146    $27,566,121   $24,024,422  $4,468,132  $40,921,872
                        ===========  ===========  ===========   ==========    ===========   ===========  ==========  ===========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE EIGHT MONTHS ENDED DECEMBER 31, 2014

                            SST          SST         SST          SST          SST         SST          SST          SST
                         Large Cap    Large Cap   Large Cap    Large Cap     Mid Cap     Mid Cap      Mid Cap      Mid Cap
                          Growth        Value       Value        Value       Growth      Growth       Growth        Value
                         Portfolio    Portfolio   Portfolio    Portfolio    Portfolio   Portfolio    Portfolio    Portfolio
                          Class 3      Class 1     Class 2      Class 3      Class 1     Class 2      Class 3      Class 1
FOR THE EIGHT MONTHS
  ENDED DECEMBER 31,
  2014
FROM OPERATIONS:
  Net investment
   income (loss)        $  (245,688) $    5,135  $   (63,606) $   (52,750) $  (37,620) $  (307,783) $  (219,677) $   (5,195)
  Net realized gain
   (losses)               2,180,549     117,621    1,821,271    1,481,193     230,575    1,991,466    1,951,909     242,058
  Capital gain dist
   from mutual funds      3,590,591       5,028       45,637       27,019     305,130    2,248,411    1,684,167     272,552
  Change in net
   unrealized
   appreciation
   (depreciation) of
   investments           (2,522,458)    119,814      373,619     (136,419)   (131,363)  (1,354,193)  (1,489,893)   (259,366)
                        -----------  ----------  -----------  -----------  ----------  -----------  -----------  ----------
   Increase (decrease)
     in net assets
     resulting from
     operations           3,002,994     247,598    2,176,921    1,319,043     366,722    2,577,901    1,926,506     250,049
                        -----------  ----------  -----------  -----------  ----------  -----------  -----------  ----------
FROM CAPITAL
  TRANSACTIONS
  Net proceeds from
   units sold               207,835          25       48,611      312,017          20       21,536      261,445          17
  Cost of units
   redeemed              (4,014,796)   (165,630)  (3,050,061)  (3,394,609)   (312,191)  (2,348,760)  (3,270,301)   (350,962)
  Net transfers            (561,901)   (115,640)    (470,471)    (375,251)    (99,649)    (970,893)    (515,667)    (92,528)
  Contract maintenance
   charge                   (48,798)     (1,112)     (29,730)     (39,278)     (1,042)     (18,172)     (39,833)     (1,053)
  Adjustments to net
   assets allocated to
   contracts in payout
   period                    (1,502)         --          918          (44)        436          619       (3,044)         --
                        -----------  ----------  -----------  -----------  ----------  -----------  -----------  ----------
   Increase (decrease)
     in net assets
     resulting from
     principal
     transactions        (4,419,162)   (282,357)  (3,500,733)  (3,497,165)   (412,426)  (3,315,670)  (3,567,400)   (444,526)
                        -----------  ----------  -----------  -----------  ----------  -----------  -----------  ----------
Increase (decrease) in
  net assets             (1,416,168)    (34,759)  (1,323,812)  (2,178,122)    (45,704)    (737,769)  (1,640,894)   (194,477)
Net assets at
  beginning of period    27,816,190   4,258,098   39,308,688   24,660,474   3,980,853   28,550,765   22,028,832   3,645,137
                        -----------  ----------  -----------  -----------  ----------  -----------  -----------  ----------
Net assets at end of
  period                $26,400,022  $4,223,339  $37,984,876  $22,482,352  $3,935,149  $27,812,996  $20,387,938  $3,450,660
                        ===========  ==========  ===========  ===========  ==========  ===========  ===========  ==========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE EIGHT MONTHS ENDED DECEMBER 31, 2014

                                                                                                                        SAST
                            SST          SST          SST          SST           SST          SST          SAST      SunAmerica
                          Mid Cap      Mid Cap      Moderate     Moderate      Moderate      Real        Dynamic      Dynamic
                           Value        Value        Growth       Growth        Growth      Return      Allocation    Strategy
                         Portfolio    Portfolio     Strategy     Strategy      Strategy    Portfolio    Portfolio    Portfolio
                          Class 2      Class 3      Class 1      Class 2       Class 3      Class 3      Class 3      Class 3
FOR THE EIGHT MONTHS
  ENDED DECEMBER 31,
  2014
FROM OPERATIONS:
  Net investment
   income (loss)        $  (150,951) $  (139,818) $  (229,789) $ (1,036,867) $  (930,789) $  (182,985) $  (316,375) $  (380,131)
  Net realized gain
   (losses)               2,218,284    2,502,241      905,873     5,729,558    4,033,948      100,983      358,831      384,529
  Capital gain dist
   from mutual funds      2,793,720    1,985,778           --            --           --           --      434,295       11,060
  Change in net
   unrealized
   appreciation
   (depreciation) of
   investments           (2,390,718)  (2,595,408)   1,070,587     2,011,509    3,151,327      (70,103)   1,501,927    1,770,031
                        -----------  -----------  -----------  ------------  -----------  -----------  -----------  -----------
   Increase (decrease)
     in net assets
     resulting from
     operations           2,470,335    1,752,793    1,746,671     6,704,200    6,254,486     (152,105)   1,978,678    1,785,489
                        -----------  -----------  -----------  ------------  -----------  -----------  -----------  -----------
FROM CAPITAL
  TRANSACTIONS
  Net proceeds from
   units sold                47,738       84,229        3,606        51,348      564,382        2,673       30,327       23,814
  Cost of units
   redeemed              (2,912,537)  (3,675,792)  (1,397,523)   (9,473,854)  (7,465,099)  (2,350,581)  (2,645,124)  (2,947,923)
  Net transfers          (1,070,658)    (951,510)     (92,719)     (936,937)    (589,629)    (374,221)  10,892,561    9,853,198
  Contract maintenance
   charge                   (25,955)     (49,570)      (8,028)      (43,675)    (216,321)     (38,320)    (592,859)    (554,857)
  Adjustments to net
   assets allocated to
   contracts in payout
   period                       (89)        (138)      12,157            28       (1,651)        (110)          --           --
                        -----------  -----------  -----------  ------------  -----------  -----------  -----------  -----------
   Increase (decrease)
     in net assets
     resulting from
     principal
     transactions        (3,961,501)  (4,592,781)  (1,482,507)  (10,403,090)  (7,708,318)  (2,760,559)   7,684,905    6,374,232
                        -----------  -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets             (1,491,166)  (2,839,988)     264,164    (3,698,890)  (1,453,832)  (2,912,664)   9,663,583    8,159,721
Net assets at
  beginning of period    36,315,108   27,589,163   24,410,410    98,415,385   91,464,870   18,263,353   54,753,876   51,561,591
                        -----------  -----------  -----------  ------------  -----------  -----------  -----------  -----------
Net assets at end of
  period                $34,823,942  $24,749,175  $24,674,574  $ 94,716,495  $90,011,038  $15,350,689  $64,417,459  $59,721,312
                        ===========  ===========  ===========  ============  ===========  ===========  ===========  ===========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE EIGHT MONTHS ENDED DECEMBER 31, 2014

                                                                                                                 Fidelity VIP
                                                                                                    Fidelity VIP  Investment
                                                                T Rowe       T Rowe    Fidelity VIP   Equity-       Grade
                            SST         SST          SST      Price Blue  Price Equity  Contrafund     Income        Bond
                         Small Cap   Small Cap    Small Cap   Chip Growth    Income     Portfolio    Portfolio    Portfolio
                         Portfolio   Portfolio    Portfolio    Portfolio   Portfolio     Service      Service      Service
                          Class 1     Class 2      Class 3     Class II     Class II     Class 2      Class 2      Class 2
FOR THE EIGHT MONTHS
  ENDED DECEMBER 31,
  2014
FROM OPERATIONS:
  Net investment
   income (loss)        $  (14,379) $  (253,429) $  (180,145) $  (49,233) $    (1,774) $   (23,516) $   138,871  $   217,812
  Net realized gain
   (losses)                 73,602    1,591,608    1,357,157     448,597      776,465      705,986      571,743      (87,186)
  Capital gain dist
   from mutual funds        75,234      959,374      686,004          --           --      150,772       93,861        1,919
  Change in net
   unrealized
   appreciation
   (depreciation) of
   investments             (32,952)  (1,057,930)    (996,637)    113,987     (437,243)    (170,379)    (484,615)     297,497
                        ----------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
   Increase (decrease)
     in net assets
     resulting from
     operations            101,505    1,239,623      866,379     513,351      337,448      662,863      319,860      430,042
                        ----------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
FROM CAPITAL
  TRANSACTIONS
  Net proceeds from
   units sold                    3       35,653      154,944      28,070       10,809       33,918        4,703       16,559
  Cost of units
   redeemed               (121,672)  (1,951,248)  (2,391,420)   (600,308)    (746,377)  (1,242,913)    (715,789)  (2,697,513)
  Net transfers             43,067     (915,702)    (177,968)   (135,396)    (640,267)     522,216     (328,240)  (1,280,179)
  Contract maintenance
   charge                     (512)     (24,875)     (32,142)    (18,145)     (53,338)     (32,728)     (51,165)    (136,402)
  Adjustments to net
   assets allocated to
   contracts in payout
   period                      179          606       (1,502)       (245)           3         (206)           3            7
                        ----------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
   Increase (decrease)
     in net assets
     resulting from
     principal
     transactions          (78,935)  (2,855,566)  (2,448,088)   (726,024)  (1,429,170)    (719,713)  (1,090,488)  (4,097,528)
                        ----------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets                22,570   (1,615,943)  (1,581,709)   (212,673)  (1,091,722)     (56,850)    (770,628)  (3,667,486)
Net assets at
  beginning of period    1,919,326   25,587,797   18,586,055   4,984,915   10,251,889    7,657,680    9,727,111   28,220,970
                        ----------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
Net assets at end of
  period                $1,941,896  $23,971,854  $17,004,346  $4,772,242  $ 9,160,167  $ 7,600,830  $ 8,956,483  $24,553,484
                        ==========  ===========  ===========  ==========  ===========  ===========  ===========  ===========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE EIGHT MONTHS ENDED DECEMBER 31, 2014

                                                                             Fidelity VIP Fidelity VIP
                                                                               Mid Cap      Overseas
                                                                              Portfolio    Portfolio
                                                                               Service      Service
                                                                               Class 2      Class 2
FOR THE EIGHT MONTHS ENDED DECEMBER 31, 2014
FROM OPERATIONS:
 Net investment income (loss)                                                $  (138,313)  $    4,075
 Net realized gain (losses)                                                      793,470      384,323
 Capital gain dist from mutual funds                                             103,286           --
 Change in net unrealized appreciation (depreciation) of investments              (3,134)    (835,387)
                                                                             -----------   ----------
   Increase (decrease) in net assets resulting from operations                   755,309     (446,989)
                                                                             -----------   ----------
FROM CAPITAL TRANSACTIONS
 Net proceeds from units sold                                                     25,758        4,390
 Cost of units redeemed                                                       (1,356,500)    (732,894)
 Net transfers                                                                  (535,064)     290,281
 Contract maintenance charge                                                     (82,158)     (49,701)
 Adjustments to net assets allocated to contracts in payout period                     6            2
                                                                             -----------   ----------
   Increase (decrease) in net assets resulting from principal transactions    (1,947,958)    (487,922)
                                                                             -----------   ----------
Increase (decrease) in net assets                                             (1,192,649)    (934,911)
Net assets at beginning of period                                             14,294,273    8,596,645
                                                                             -----------   ----------
Net assets at end of period                                                  $13,101,624   $7,661,734
                                                                             ===========   ==========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED APRIL 30, 2014 AND 2013

                       SAST                      SAST
                     American       SAST       American                                     SST
                       Funds      American       Funds         SST           SST         Allocation       SST           SST
                      Global        Funds       Growth-     Allocation    Allocation      Moderate     Allocation     Balanced
                      Growth       Growth       Income       Balanced       Growth         Growth       Moderate       Growth
                     Portfolio    Portfolio    Portfolio    Portfolio     Portfolio      Portfolio     Portfolio      Strategy
                      Class 3      Class 3      Class 3      Class 3       Class 3        Class 3       Class 3       Class 1
FOR THE YEAR ENDED
  APRIL 30, 2014
FROM OPERATIONS:
  Net investment
   income (loss)    $  (114,453) $   (63,405) $   (26,467) $    214,336  $   (719,145) $  (1,119,494) $   (249,313) $  (310,315)
  Net realized
   gain (losses)      1,686,051      970,711    1,172,030     9,084,641     3,614,892     23,225,947    11,475,074    1,566,703
  Capital gain
   dist from
   mutual funds              --           --           --       919,634            --             --            --           --
  Change in net
   unrealized
   appreciation
   (depreciation)
   of investments        26,624        8,565      251,364    (2,305,133)    7,524,344     14,202,909     2,044,849      807,798
                    -----------  -----------  -----------  ------------  ------------  -------------  ------------  -----------
   Increase
     (decrease) in
     net assets
     resulting
     from
     operations       1,598,222      915,871    1,396,927     7,913,478    10,420,091     36,309,362    13,270,610    2,064,186
                    -----------  -----------  -----------  ------------  ------------  -------------  ------------  -----------
FROM CAPITAL
  TRANSACTIONS
  Net proceeds
   from units sold      255,380       72,658      164,114       612,745       600,571      1,656,415     1,506,958       47,251
  Cost of units
   redeemed          (2,236,290)  (1,600,880)  (1,327,288)  (21,275,291)  (14,285,945)   (49,799,334)  (22,343,248)  (2,407,351)
  Net transfers      (2,074,314)    (973,163)  (1,280,339)  (16,374,036)   (1,896,618)   (56,391,669)  (19,819,588)    (527,279)
  Contract
   maintenance
   charge               (87,486)     (40,270)     (57,987)   (1,185,968)     (448,795)    (3,816,644)   (1,530,426)      (9,500)
  Adjustments to
   net assets
   allocated to
   contracts in
   payout period             10            7            9          (193)          317             10         1,163      (19,946)
                    -----------  -----------  -----------  ------------  ------------  -------------  ------------  -----------
   Increase
     (decrease) in
     net assets
     resulting
     from
     principal
     transactions    (4,142,700)  (2,541,648)  (2,501,491)  (38,222,743)  (16,030,470)  (108,351,222)  (42,185,141)  (2,916,825)
                    -----------  -----------  -----------  ------------  ------------  -------------  ------------  -----------
Increase
  (decrease) in
  net assets         (2,544,478)  (1,625,777)  (1,104,564)  (30,309,265)   (5,610,379)   (72,041,860)  (28,914,531)    (852,639)
Net assets at
  beginning of
  period             12,669,808    6,589,046    8,453,186   175,459,750    92,903,608    472,803,134   208,355,294   22,693,902
                    -----------  -----------  -----------  ------------  ------------  -------------  ------------  -----------
Net assets at end
  of period         $10,125,330  $ 4,963,269  $ 7,348,622  $145,150,485  $ 87,293,229  $ 400,761,274  $179,440,763  $21,841,263
                    ===========  ===========  ===========  ============  ============  =============  ============  ===========
FOR THE YEAR ENDED
  APRIL 30, 2013
FROM OPERATIONS:
  Net investment
   income (loss)    $   (63,862) $   (69,887) $   (27,547) $   (843,317) $   (656,190) $  (2,101,900) $ (1,017,136) $   115,911
  Net realized
   gain (losses)        727,907      428,046      751,635     3,358,499    (2,607,978)    (6,566,369)     (746,680)     866,779
  Change in net
   unrealized
   appreciation
   (depreciation)
   of investments       963,509      210,828      498,249    10,373,292    13,229,537     51,273,448    18,685,353      810,403
                    -----------  -----------  -----------  ------------  ------------  -------------  ------------  -----------
Increase
  (decrease) in
  net assets
  resulting from
  operations          1,627,554      568,987    1,222,337    12,888,474     9,965,369     42,605,179    16,921,537    1,793,093
                    -----------  -----------  -----------  ------------  ------------  -------------  ------------  -----------
FROM CAPITAL
  TRANSACTIONS
  Net proceeds
   from units sold       98,051       40,412       99,508       690,243       269,534      2,723,008     1,029,711       15,466
  Cost of units
   redeemed          (1,413,893)    (625,979)  (1,195,248)  (17,463,474)  (12,445,788)   (44,351,288)  (24,713,863)  (2,058,332)
  Net transfers         511,138      325,322     (619,980)    4,941,679    (5,092,751)    (8,685,132)   (2,636,696)    (230,324)
  Contract
   maintenance
   charge                (1,696)      (1,045)      (1,365)      (22,378)      (39,361)       (85,069)      (39,073)     (10,685)
  Adjustments to
   net assets
   allocated to
   contracts in
   payout period             --           --           --            --          (487)            --        (2,015)      21,135
                    -----------  -----------  -----------  ------------  ------------  -------------  ------------  -----------
   Increase
     (decrease) in
     net assets
     resulting
     from
     principal
     transactions      (806,400)    (261,290)  (1,717,085)  (11,853,930)  (17,308,853)   (50,398,481)  (26,361,936)  (2,262,740)
                    -----------  -----------  -----------  ------------  ------------  -------------  ------------  -----------
   Increase
     (decrease) in
     net assets         821,154      307,697     (494,748)    1,034,544    (7,343,484)    (7,793,302)   (9,440,399)    (469,647)
Net assets at
  beginning of
  period             11,848,654    6,281,349    8,947,934   174,425,206   100,247,092    480,596,436   217,795,693   23,163,549
                    -----------  -----------  -----------  ------------  ------------  -------------  ------------  -----------
Net assets at end
  of period         $12,669,808  $ 6,589,046  $ 8,453,186  $175,459,750  $ 92,903,608  $ 472,803,134  $208,355,294  $22,693,902
                    ===========  ===========  ===========  ============  ============  =============  ============  ===========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED APRIL 30, 2014 AND 2013

                        SST           SST          SST          SST           SST           SST          SST           SST
                      Balanced      Balanced       Cash         Cash          Cash      Conservative Conservative  Conservative
                       Growth        Growth     Management   Management    Management      Growth       Growth        Growth
                      Strategy      Strategy    Portfolio    Portfolio     Portfolio      Strategy     Strategy      Strategy
                      Class 2       Class 3      Class 1      Class 2       Class 3       Class 1      Class 2       Class 3
FOR THE YEAR ENDED
  APRIL 30, 2014
FROM OPERATIONS:
  Net investment
   income (loss)    $ (1,406,600) $   (845,494) $  (20,480) $   (199,618) $   (378,083) $  (256,399) $ (1,030,574) $   (668,244)
  Net realized
   gain (losses)       9,741,463     4,060,197      (5,142)      (72,015)     (206,848)   1,521,758     4,757,456     4,036,574
  Capital gain
   dist from
   mutual funds               --            --          --            --            --           --            --            --
  Change in net
   unrealized
   appreciation
   (depreciation)
   of investments       (284,994)    1,746,694         877        16,924        72,798       (6,457)      445,640      (502,429)
                    ------------  ------------  ----------  ------------  ------------  -----------  ------------  ------------
   Increase
     (decrease) in
     net assets
     resulting
     from
     operations        8,049,869     4,961,397     (24,745)     (254,709)     (512,133)   1,258,902     4,172,522     2,865,901
                    ------------  ------------  ----------  ------------  ------------  -----------  ------------  ------------
FROM CAPITAL
  TRANSACTIONS
  Net proceeds
   from units sold       812,162       451,817          --       855,380     1,635,037        1,970       129,788       716,935
  Cost of units
   redeemed          (16,924,050)   (8,821,718)   (139,344)  (10,910,081)  (17,849,421)  (2,498,290)  (10,609,261)  (11,351,905)
  Net transfers       (1,876,526)      290,646     186,340     8,535,576    10,062,915     (357,253)   (2,096,422)   (1,382,654)
  Contract
   maintenance
   charge                (57,130)     (161,051)       (720)      (32,167)     (201,023)      (6,349)      (37,218)     (138,005)
  Adjustments to
   net assets
   allocated to
   contracts in
   payout period           1,935          (331)         --         2,339          (661)       1,380        13,623          (355)
                    ------------  ------------  ----------  ------------  ------------  -----------  ------------  ------------
   Increase
     (decrease) in
     net assets
     resulting
     from
     principal
     transactions    (18,043,609)   (8,240,637)     46,276    (1,548,953)   (6,353,153)  (2,858,542)  (12,599,490)  (12,155,984)
                    ------------  ------------  ----------  ------------  ------------  -----------  ------------  ------------
Increase
  (decrease) in
  net assets          (9,993,740)   (3,279,240)     21,531    (1,803,662)   (6,865,286)  (1,599,640)   (8,426,968)   (9,290,083)
Net assets at
  beginning of
  period              92,665,498    56,744,072   1,268,509    13,116,834    28,651,105   19,212,521    70,433,097    48,359,920
                    ------------  ------------  ----------  ------------  ------------  -----------  ------------  ------------
Net assets at end
  of period         $ 82,671,758  $ 53,464,832  $1,290,040  $ 11,313,172  $ 21,785,819  $17,612,881  $ 62,006,129  $ 39,069,837
                    ============  ============  ==========  ============  ============  ===========  ============  ============
FOR THE YEAR ENDED
  APRIL 30, 2013
FROM OPERATIONS:
  Net investment
   income (loss)    $    165,819  $     97,981  $  (20,937) $   (263,927) $   (523,737) $   112,416  $    207,431  $    156,545
  Net realized
   gain (losses)       6,505,485     4,902,984     (11,927)      (98,547)     (312,504)   1,385,199     7,661,731     3,787,424
  Change in net
   unrealized
   appreciation
   (depreciation)
   of investments        223,251      (684,943)      6,887        18,209       114,184     (114,424)   (2,933,458)     (498,523)
                    ------------  ------------  ----------  ------------  ------------  -----------  ------------  ------------
Increase
  (decrease) in
  net assets
  resulting from
  operations           6,894,555     4,316,022     (25,977)     (344,265)     (722,057)   1,383,191     4,935,704     3,445,446
                    ------------  ------------  ----------  ------------  ------------  -----------  ------------  ------------
FROM CAPITAL
  TRANSACTIONS
  Net proceeds
   from units sold       480,308       803,025         112        63,121       919,134        4,174       209,097     1,037,088
  Cost of units
   redeemed          (16,124,539)   (8,949,444)   (589,356)  (10,163,763)  (19,609,618)  (2,793,499)  (14,918,223)  (10,731,316)
  Net transfers        1,015,245    (2,409,115)     (6,824)    3,620,586     7,403,870      191,934     1,465,897       740,325
  Contract
   maintenance
   charge                (26,423)      (16,836)     (1,114)       (7,698)      (10,697)      (7,505)      (17,505)       (9,425)
  Adjustments to
   net assets
   allocated to
   contracts in
   payout period           5,074            36          --        10,335         1,249          120        53,689        (1,350)
                    ------------  ------------  ----------  ------------  ------------  -----------  ------------  ------------
   Increase
     (decrease) in
     net assets
     resulting
     from
     principal
     transactions    (14,650,335)  (10,572,334)   (597,182)   (6,477,419)  (11,296,062)  (2,604,776)  (13,207,045)   (8,964,678)
                    ------------  ------------  ----------  ------------  ------------  -----------  ------------  ------------
   Increase
     (decrease) in
     net assets       (7,755,780)   (6,256,312)   (623,159)   (6,821,684)  (12,018,119)  (1,221,585)   (8,271,341)   (5,519,232)
Net assets at
  beginning of
  period             100,421,278    63,000,384   1,891,668    19,938,518    40,669,224   20,434,106    78,704,438    53,879,152
                    ------------  ------------  ----------  ------------  ------------  -----------  ------------  ------------
Net assets at end
  of period         $ 92,665,498  $ 56,744,072  $1,268,509  $ 13,116,834  $ 28,651,105  $19,212,521  $ 70,433,097  $ 48,359,920
                    ============  ============  ==========  ============  ============  ===========  ============  ============

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED APRIL 30, 2014 AND 2013

                        SST           SST           SST
                    Diversified   Diversified   Diversified      SST          SST           SST          SST          SST
                       Fixed         Fixed         Fixed        Focus        Focus         Focus        Focus        Focus
                      Income        Income        Income       Growth       Growth        Growth        Value        Value
                     Portfolio     Portfolio     Portfolio    Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                      Class 1       Class 2       Class 3      Class 1      Class 2       Class 3      Class 2      Class 3
FOR THE YEAR ENDED
  APRIL 30, 2014
FROM OPERATIONS:
  Net investment
   income (loss)    $    13,724  $    (48,835) $    (51,705) $  (20,380) $   (589,733) $   (512,925) $  (196,957) $  (192,321)
  Net realized
   gain (losses)         33,109       342,101       111,749      46,026     1,996,795     2,364,913    1,158,712    1,060,450
  Capital gain
   dist from
   mutual funds          42,587       397,206       299,525     110,411     2,774,180     2,585,815           --           --
  Change in net
   unrealized
   appreciation
   (depreciation)
   of investments      (258,155)   (2,344,956)   (1,694,746)     87,738     1,347,643       689,995    2,119,631    1,891,244
                    -----------  ------------  ------------  ----------  ------------  ------------  -----------  -----------
   Increase
     (decrease) in
     net assets
     resulting
     from
     operations        (168,735)   (1,654,484)   (1,335,177)    223,795     5,528,885     5,127,798    3,081,386    2,759,373
                    -----------  ------------  ------------  ----------  ------------  ------------  -----------  -----------
FROM CAPITAL
  TRANSACTIONS
  Net proceeds
   from units sold           --       164,365        97,141       1,560        80,645       165,484       20,594       68,528
  Cost of units
   redeemed            (820,667)   (7,728,577)   (6,509,039)   (179,143)   (4,982,862)   (6,458,327)  (2,687,749)  (3,331,518)
  Net transfers        (522,557)     (913,483)   (2,900,836)    (73,057)   (1,850,840)   (1,884,478)    (678,587)    (646,277)
  Contract
   maintenance
   charge                (1,446)      (51,902)     (100,828)       (748)      (33,478)     (116,362)     (21,291)     (60,496)
  Adjustments to
   net assets
   allocated to
   contracts in
   payout period             50        (7,551)         (140)        557         1,045          (481)         741           21
                    -----------  ------------  ------------  ----------  ------------  ------------  -----------  -----------
   Increase
     (decrease) in
     net assets
     resulting
     from
     principal
     transactions    (1,344,620)   (8,537,148)   (9,413,702)   (250,831)   (6,785,490)   (8,294,164)  (3,366,292)  (3,969,742)
                    -----------  ------------  ------------  ----------  ------------  ------------  -----------  -----------
Increase
  (decrease) in
  net assets         (1,513,355)  (10,191,632)  (10,748,879)    (27,036)   (1,256,605)   (3,166,366)    (284,906)  (1,210,369)
Net assets at
  beginning of
  period              5,789,088    51,926,704    41,187,041   1,425,720    37,131,548    34,226,585   18,676,512   16,950,216
                    -----------  ------------  ------------  ----------  ------------  ------------  -----------  -----------
Net assets at end
  of period         $ 4,275,733  $ 41,735,072  $ 30,438,162  $1,398,684  $ 35,874,943  $ 31,060,219  $18,391,606  $15,739,847
                    ===========  ============  ============  ==========  ============  ============  ===========  ===========
FOR THE YEAR ENDED
  APRIL 30, 2013
FROM OPERATIONS:
  Net investment
   income (loss)    $    48,969  $    210,278  $    187,799  $  (20,161) $   (627,148) $   (581,599) $  (235,142) $  (219,829)
  Net realized
   gain (losses)        254,749     2,406,974     2,372,157      49,037     2,928,263     1,842,233   (1,522,411)  (2,021,754)
  Change in net
   unrealized
   appreciation
   (depreciation)
   of investments      (117,474)   (1,121,908)   (1,424,781)    (18,896)   (2,446,380)   (1,479,179)   3,977,245    4,289,747
                    -----------  ------------  ------------  ----------  ------------  ------------  -----------  -----------
Increase
  (decrease) in
  net assets
  resulting from
  operations            186,244     1,495,344     1,135,175       9,980      (145,265)     (218,545)   2,219,692    2,048,164
                    -----------  ------------  ------------  ----------  ------------  ------------  -----------  -----------
FROM CAPITAL
  TRANSACTIONS
  Net proceeds
   from units sold      201,773        48,909       435,622       2,498        50,963       306,634       18,201      106,611
  Cost of units
   redeemed            (714,669)  (10,835,816)   (9,027,864)   (257,258)   (8,200,451)   (8,469,393)  (3,586,407)  (3,574,812)
  Net transfers          12,793     2,742,173     2,938,038      (8,434)   (2,855,747)   (4,232,932)  (1,076,788)    (985,757)
  Contract
   maintenance
   charge                (1,628)      (14,809)       (8,402)     (1,136)      (17,558)      (19,308)      (6,839)      (6,550)
  Adjustments to
   net assets
   allocated to
   contracts in
   payout period         (1,099)          352           (73)      6,117         2,373          (200)       2,416         (588)
                    -----------  ------------  ------------  ----------  ------------  ------------  -----------  -----------
   Increase
     (decrease) in
     net assets
     resulting
     from
     principal
     transactions      (502,830)   (8,059,191)   (5,662,679)   (258,213)  (11,020,420)  (12,415,199)  (4,649,417)  (4,461,096)
                    -----------  ------------  ------------  ----------  ------------  ------------  -----------  -----------
   Increase
     (decrease) in
     net assets        (316,586)   (6,563,847)   (4,527,504)   (248,233)  (11,165,685)  (12,633,744)  (2,429,725)  (2,412,932)
Net assets at
  beginning of
  period              6,105,674    58,490,551    45,714,545   1,673,953    48,297,233    46,860,329   21,106,237   19,363,148
                    -----------  ------------  ------------  ----------  ------------  ------------  -----------  -----------
Net assets at end
  of period         $ 5,789,088  $ 51,926,704  $ 41,187,041  $1,425,720  $ 37,131,548  $ 34,226,585  $18,676,512  $16,950,216
                    ===========  ============  ============  ==========  ============  ============  ===========  ===========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED APRIL 30, 2014 AND 2013

                                                                 SST           SST           SST          SST         SST
                        SST          SST           SST      International International International  Large Cap   Large Cap
                       Growth       Growth        Growth       Equity        Equity        Equity       Growth      Growth
                      Strategy     Strategy      Strategy     Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                      Class 1      Class 2       Class 3       Class 1       Class 2       Class 3      Class 1     Class 2
FOR THE YEAR ENDED
  APRIL 30, 2014
FROM OPERATIONS:
  Net investment
   income (loss)    $  (359,738) $   (750,647) $  (993,168)  $   (8,246)   $  (194,726)  $  (190,165) $  (33,884) $  (466,685)
  Net realized
   gain (losses)      1,370,871     4,119,481    4,179,879      126,434      1,321,509       962,255     277,126    3,400,333
  Capital gain
   dist from
   mutual funds              --            --           --           --             --            --     149,388    1,496,802
  Change in net
   unrealized
   appreciation
   (depreciation)
   of investments     2,530,003     3,026,903    5,603,880      138,972      1,485,999     1,647,887     324,388    2,392,775
                    -----------  ------------  -----------   ----------    -----------   -----------  ----------  -----------
   Increase
     (decrease) in
     net assets
     resulting
     from
     operations       3,541,136     6,395,737    8,790,591      257,160      2,612,782     2,419,977     717,018    6,823,225
                    -----------  ------------  -----------   ----------    -----------   -----------  ----------  -----------
FROM CAPITAL
  TRANSACTIONS
  Net proceeds
   from units sold       27,986       115,811      186,602           --         79,233       132,173       1,115      130,873
  Cost of units
   redeemed          (2,268,414)   (6,423,025)  (8,207,719)    (298,999)    (3,994,354)   (4,497,760)   (399,149)  (6,605,420)
  Net transfers          33,597      (739,719)   1,880,040     (126,323)       131,189      (402,037)   (186,252)  (1,354,640)
  Contract
   maintenance
   charge               (15,600)      (42,514)    (286,388)        (863)       (56,284)     (116,667)     (1,772)     (63,170)
  Adjustments to
   net assets
   allocated to
   contracts in
   payout period            (22)        1,300           33       (7,044)         1,057            64        (175)       1,531
                    -----------  ------------  -----------   ----------    -----------   -----------  ----------  -----------
   Increase
     (decrease) in
     net assets
     resulting
     from
     principal
     transactions    (2,222,453)   (7,088,147)  (6,427,432)    (433,229)    (3,839,159)   (4,884,227)   (586,233)  (7,890,826)
                    -----------  ------------  -----------   ----------    -----------   -----------  ----------  -----------
Increase
  (decrease) in
  net assets          1,318,683      (692,410)   2,363,159     (176,069)    (1,226,377)   (2,464,250)    130,785   (1,067,601)
Net assets at
  beginning of
  period             24,601,102    46,770,144   62,921,569    3,055,561     31,600,423    30,157,963   4,226,479   41,205,664
                    -----------  ------------  -----------   ----------    -----------   -----------  ----------  -----------
Net assets at end
  of period         $25,919,785  $ 46,077,734  $65,284,728   $2,879,492    $30,374,046   $27,693,713  $4,357,264  $40,138,063
                    ===========  ============  ===========   ==========    ===========   ===========  ==========  ===========
FOR THE YEAR ENDED
  APRIL 30, 2013
FROM OPERATIONS:
  Net investment
   income (loss)    $  (127,696) $   (412,779) $  (528,533)  $    3,036    $   (88,703)  $   (72,752) $  (36,986) $  (517,651)
  Net realized
   gain (losses)       (148,178)    2,492,520      523,940      (57,620)    (1,378,755)   (2,455,412)    169,170    3,804,047
  Change in net
   unrealized
   appreciation
   (depreciation)
   of investments     2,172,800     1,402,680    4,715,951      420,687      4,975,877     5,902,235     301,341      763,445
                    -----------  ------------  -----------   ----------    -----------   -----------  ----------  -----------
Increase
  (decrease) in
  net assets
  resulting from
  operations          1,896,926     3,482,421    4,711,358      366,103      3,508,419     3,374,071     433,525    4,049,841
                    -----------  ------------  -----------   ----------    -----------   -----------  ----------  -----------
FROM CAPITAL
  TRANSACTIONS
  Net proceeds
   from units sold       30,110        57,260      586,117           24         34,330       195,490       1,715       35,623
  Cost of units
   redeemed          (2,606,838)   (8,015,276)  (6,579,509)    (419,178)    (4,667,407)   (4,025,601)   (557,115)  (6,477,217)
  Net transfers        (197,579)   (2,463,801)  (1,484,813)    (164,027)    (1,531,526)   (1,887,928)   (116,152)  (1,834,543)
  Contract
   maintenance
   charge               (19,040)      (23,567)     (24,457)      (1,150)        (8,001)       (9,293)     (2,260)     (11,304)
  Adjustments to
   net assets
   allocated to
   contracts in
   payout period           (346)       12,159           11        7,044          1,656          (583)         73       (1,608)
                    -----------  ------------  -----------   ----------    -----------   -----------  ----------  -----------
   Increase
     (decrease) in
     net assets
     resulting
     from
     principal
     transactions    (2,793,693)  (10,433,225)  (7,502,651)    (577,287)    (6,170,948)   (5,727,915)   (673,739)  (8,289,049)
                    -----------  ------------  -----------   ----------    -----------   -----------  ----------  -----------
   Increase
     (decrease) in
     net assets        (896,767)   (6,950,804)  (2,791,293)    (211,184)    (2,662,529)   (2,353,844)   (240,214)  (4,239,208)
Net assets at
  beginning of
  period             25,497,869    53,720,948   65,712,862    3,266,745     34,262,952    32,511,807   4,466,693   45,444,872
                    -----------  ------------  -----------   ----------    -----------   -----------  ----------  -----------
Net assets at end
  of period         $24,601,102  $ 46,770,144  $62,921,569   $3,055,561    $31,600,423   $30,157,963  $4,226,479  $41,205,664
                    ===========  ============  ===========   ==========    ===========   ===========  ==========  ===========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED APRIL 30, 2014 AND 2013

                        SST          SST         SST          SST          SST         SST          SST          SST
                     Large Cap    Large Cap   Large Cap    Large Cap     Mid Cap     Mid Cap      Mid Cap      Mid Cap
                      Growth        Value       Value        Value       Growth      Growth       Growth        Value
                     Portfolio    Portfolio   Portfolio    Portfolio    Portfolio   Portfolio    Portfolio    Portfolio
                      Class 3      Class 1     Class 2      Class 3      Class 1     Class 2      Class 3      Class 1
FOR THE YEAR ENDED
  APRIL 30, 2014
FROM OPERATIONS:
  Net investment
   income (loss)    $  (339,356) $  (20,435) $  (296,828) $  (198,402) $  (57,711) $  (480,922) $  (362,198) $  (24,361)
  Net realized
   gain (losses)      2,625,253     297,251    2,461,567    1,770,949     376,987    2,798,830    2,844,335     294,256
  Capital gain
   dist from
   mutual funds       1,042,255          --           --           --     106,562      807,179      637,831          --
  Change in net
   unrealized
   appreciation
   (depreciation)
   of investments     1,431,268     384,881    3,675,476    2,189,986     239,227    1,497,474      616,467     337,887
                    -----------  ----------  -----------  -----------  ----------  -----------  -----------  ----------
   Increase
     (decrease) in
     net assets
     resulting
     from
     operations       4,759,420     661,697    5,840,215    3,762,533     665,065    4,622,561    3,736,435     607,782
                    -----------  ----------  -----------  -----------  ----------  -----------  -----------  ----------
FROM CAPITAL
  TRANSACTIONS
  Net proceeds
   from units sold       86,663         425       86,284      142,342          --       75,256      134,954         290
  Cost of units
   redeemed          (5,370,368)   (597,501)  (4,805,606)  (4,399,563)   (450,667)  (4,120,401)  (4,928,559)   (422,866)
  Net transfers      (1,117,198)   (271,855)    (794,222)    (459,962)   (224,040)     (12,836)    (140,013)   (159,230)
  Contract
   maintenance
   charge               (86,344)     (1,501)     (51,423)     (72,058)     (1,581)     (30,046)     (73,347)     (1,463)
  Adjustments to
   net assets
   allocated to
   contracts in
   payout period             --      (4,900)       1,137          160        (574)       1,066         (388)     (4,043)
                    -----------  ----------  -----------  -----------  ----------  -----------  -----------  ----------
   Increase
     (decrease) in
     net assets
     resulting
     from
     principal
     transactions    (6,487,247)   (875,332)  (5,563,830)  (4,789,081)   (676,862)  (4,086,961)  (5,007,353)   (587,312)
                    -----------  ----------  -----------  -----------  ----------  -----------  -----------  ----------
Increase
  (decrease) in
  net assets         (1,727,827)   (213,635)     276,385   (1,026,548)    (11,797)     535,600   (1,270,918)     20,470
Net assets at
  beginning of
  period             29,544,017   4,471,733   39,032,303   25,687,022   3,992,650   28,015,165   23,299,750   3,624,667
                    -----------  ----------  -----------  -----------  ----------  -----------  -----------  ----------
Net assets at end
  of period         $27,816,190  $4,258,098  $39,308,688  $24,660,474  $3,980,853  $28,550,765  $22,028,832  $3,645,137
                    ===========  ==========  ===========  ===========  ==========  ===========  ===========  ==========
FOR THE YEAR ENDED
  APRIL 30, 2013
FROM OPERATIONS:
  Net investment
   income (loss)    $  (389,451) $     (264) $  (153,970) $  (112,721) $  (56,883) $  (454,555) $  (360,636) $  (28,148)
  Net realized
   gain (losses)      1,978,684    (264,944)     461,680     (882,874)    501,415    2,337,248    1,614,575     (85,177)
  Change in net
   unrealized
   appreciation
   (depreciation)
   of investments     1,346,146     959,001    5,594,868    4,892,512     (30,849)     834,140    1,020,067     702,675
                    -----------  ----------  -----------  -----------  ----------  -----------  -----------  ----------
Increase
  (decrease) in
  net assets
  resulting from
  operations          2,935,379     693,793    5,902,578    3,896,917     413,683    2,716,833    2,274,006     589,350
                    -----------  ----------  -----------  -----------  ----------  -----------  -----------  ----------
FROM CAPITAL
  TRANSACTIONS
  Net proceeds
   from units sold      248,364       1,777       42,789      178,068          19       36,504      123,450     109,361
  Cost of units
   redeemed          (4,898,630)   (520,991)  (5,529,744)  (4,057,729)   (631,610)  (4,618,533)  (4,022,991)   (534,621)
  Net transfers      (1,715,500)   (407,747)  (2,074,398)  (2,261,872)   (253,548)  (1,990,887)  (1,548,616)   (211,198)
  Contract
   maintenance
   charge                (8,901)     (1,920)      (9,141)      (7,359)     (2,004)      (7,931)      (8,124)     (2,041)
  Adjustments to
   net assets
   allocated to
   contracts in
   payout period             --       4,952       (3,172)        (497)        242          468         (340)      4,133
                    -----------  ----------  -----------  -----------  ----------  -----------  -----------  ----------
   Increase
     (decrease) in
     net assets
     resulting
     from
     principal
     transactions    (6,374,667)   (923,929)  (7,573,666)  (6,149,389)   (886,901)  (6,580,379)  (5,456,621)   (634,366)
                    -----------  ----------  -----------  -----------  ----------  -----------  -----------  ----------
   Increase
     (decrease) in
     net assets      (3,439,288)   (230,136)  (1,671,088)  (2,252,472)   (473,218)  (3,863,546)  (3,182,615)    (45,016)
Net assets at
  beginning of
  period             32,983,305   4,701,869   40,703,391   27,939,494   4,465,868   31,878,711   26,482,365   3,669,683
                    -----------  ----------  -----------  -----------  ----------  -----------  -----------  ----------
Net assets at end
  of period         $29,544,017  $4,471,733  $39,032,303  $25,687,022  $3,992,650  $28,015,165  $23,299,750  $3,624,667
                    ===========  ==========  ===========  ===========  ==========  ===========  ===========  ==========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED APRIL 30, 2014 AND 2013

                                                                                                                     SAST
                        SST          SST          SST          SST           SST                        SAST      SunAmerica
                      Mid Cap      Mid Cap      Moderate     Moderate      Moderate        SST        Dynamic      Dynamic
                       Value        Value        Growth       Growth        Growth     Real Return   Allocation    Strategy
                     Portfolio    Portfolio     Strategy     Strategy      Strategy     Portfolio    Portfolio    Portfolio
                      Class 2      Class 3      Class 1      Class 2       Class 3       Class 3      Class 3      Class 3
FOR THE YEAR ENDED
  APRIL 30, 2014
FROM OPERATIONS:
  Net investment
   income (loss)    $  (364,654) $  (287,598) $  (347,606) $ (1,591,672) $ (1,449,431) $  (190,016) $  (448,572) $  (417,618)
  Net realized
   gain (losses)      3,063,512    2,735,577    1,957,390     6,667,301     6,760,388      202,491       58,540       57,436
  Capital gain
   dist from
   mutual funds              --           --           --            --            --           --       42,806        8,634
  Change in net
   unrealized
   appreciation
   (depreciation)
   of investments     3,284,316    2,118,571    1,397,602     6,658,691     5,872,143   (1,514,190)   2,422,578    2,309,871
                    -----------  -----------  -----------  ------------  ------------  -----------  -----------  -----------
   Increase
     (decrease) in
     net assets
     resulting
     from
     operations       5,983,174    4,566,550    3,007,386    11,734,320    11,183,100   (1,501,715)   2,075,352    1,958,323
                    -----------  -----------  -----------  ------------  ------------  -----------  -----------  -----------
FROM CAPITAL
  TRANSACTIONS
  Net proceeds
   from units sold       67,950      166,391      151,035       391,367       820,122      557,377       26,285       26,285
  Cost of units
   redeemed          (4,428,365)  (4,985,850)  (3,422,091)  (11,632,176)  (15,266,436)  (4,544,771)  (1,425,157)  (1,394,101)
  Net transfers      (1,012,163)     166,080      (99,823)      494,119       (50,741)  (3,289,651)  54,413,273   51,281,950
  Contract
   maintenance
   charge               (45,205)     (87,672)     (13,349)      (77,013)     (344,381)     (75,403)    (335,875)    (310,866)
  Adjustments to
   net assets
   allocated to
   contracts in
   payout period            931            9       (8,642)          443         1,703          147           (2)          --
                    -----------  -----------  -----------  ------------  ------------  -----------  -----------  -----------
   Increase
     (decrease) in
     net assets
     resulting
     from
     principal
     transactions    (5,416,852)  (4,741,042)  (3,392,870)  (10,823,260)  (14,839,733)  (7,352,301)  52,678,524   49,603,268
                    -----------  -----------  -----------  ------------  ------------  -----------  -----------  -----------
Increase
  (decrease) in
  net assets            566,322     (174,492)    (385,484)      911,060    (3,656,633)  (8,854,016)  54,753,876   51,561,591
Net assets at
  beginning of
  period             35,748,786   27,763,655   24,795,894    97,504,325    95,121,503   27,117,369           --           --
                    -----------  -----------  -----------  ------------  ------------  -----------  -----------  -----------
Net assets at end
  of period         $36,315,108  $27,589,163  $24,410,410  $ 98,415,385  $ 91,464,870  $18,263,353  $54,753,876  $51,561,591
                    ===========  ===========  ===========  ============  ============  ===========  ===========  ===========
FOR THE YEAR ENDED
  APRIL 30, 2013
FROM OPERATIONS:
  Net investment
   income (loss)    $  (397,440) $  (304,558) $   (45,809) $   (512,519) $   (459,647) $   287,091  $        --  $        --
  Net realized
   gain (losses)     (1,316,277)    (666,213)     408,111     8,672,559     1,821,996      960,305           --           --
  Change in net
   unrealized
   appreciation
   (depreciation)
   of investments     7,189,427    5,268,910    1,451,311    (1,080,129)    5,670,105     (990,259)          --           --
                    -----------  -----------  -----------  ------------  ------------  -----------  -----------  -----------
Increase
  (decrease) in
  net assets
  resulting from
  operations          5,475,710    4,298,139    1,813,613     7,079,911     7,032,454      257,137           --           --
                    -----------  -----------  -----------  ------------  ------------  -----------  -----------  -----------
FROM CAPITAL
  TRANSACTIONS
  Net proceeds
   from units sold       27,861      146,787        4,017       132,355       616,037      370,321           --           --
  Cost of units
   redeemed          (4,955,279)  (4,158,754)  (3,944,844)  (20,366,621)  (11,709,626)  (6,277,360)          --           --
  Net transfers      (1,264,272)    (976,391)    (925,858)   (1,650,982)    1,535,456    1,872,332           --           --
  Contract
   maintenance
   charge                (9,742)      (9,542)     (16,132)      (33,038)      (28,810)      (4,094)          --           --
  Adjustments to
   net assets
   allocated to
   contracts in
   payout period           (318)        (253)      (5,854)        1,198            58         (147)          --           --
                    -----------  -----------  -----------  ------------  ------------  -----------  -----------  -----------
   Increase
     (decrease) in
     net assets
     resulting
     from
     principal
     transactions    (6,201,750)  (4,998,153)  (4,888,671)  (21,917,088)   (9,586,885)  (4,038,948)          --           --
                    -----------  -----------  -----------  ------------  ------------  -----------  -----------  -----------
   Increase
     (decrease) in
     net assets        (726,040)    (700,014)  (3,075,058)  (14,837,177)   (2,554,431)  (3,781,811)          --           --
Net assets at
  beginning of
  period             36,474,826   28,463,669   27,870,952   112,341,502    97,675,934   30,899,180           --           --
                    -----------  -----------  -----------  ------------  ------------  -----------  -----------  -----------
Net assets at end
  of period         $35,748,786  $27,763,655  $24,795,894  $ 97,504,325  $ 95,121,503  $27,117,369  $        --  $        --
                    ===========  ===========  ===========  ============  ============  ===========  ===========  ===========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED APRIL 30, 2014 AND 2013

                                                                                                                Fidelity
                                                                                                  Fidelity        VIP
                                                             T Rowe      T Rowe       Fidelity       VIP       Investment
                                                           Price Blue     Price         VIP        Equity-       Grade
                        SST         SST          SST          Chip       Equity      Contrafund    Income         Bond
                     Small Cap   Small Cap    Small Cap      Growth      Income      Portfolio    Portfolio    Portfolio
                     Portfolio   Portfolio    Portfolio    Portfolio    Portfolio     Service      Service      Service
                      Class 1     Class 2      Class 3      Class II    Class II      Class 2      Class 2      Class 2
FOR THE YEAR ENDED
  APRIL 30, 2014
FROM OPERATIONS:
  Net investment
   income (loss)    $  (27,539) $  (430,746) $  (305,467) $   (82,579) $    (9,783) $   (61,656) $    61,615  $    170,805
  Net realized
   gain (losses)       139,129    2,653,179    2,450,127    1,154,488    1,955,594    1,084,417    1,557,148      (369,443)
  Capital gain
   dist from
   mutual funds             --           --           --           --           --        2,296      665,397       384,200
  Change in net
   unrealized
   appreciation
   (depreciation)
   of investments      242,609    2,566,354    1,446,951       71,302     (299,650)     428,982     (837,266)   (1,011,115)
                    ----------  -----------  -----------  -----------  -----------  -----------  -----------  ------------
   Increase
     (decrease) in
     net assets
     resulting
     from
     operations        354,199    4,788,787    3,591,611    1,143,211    1,646,161    1,454,039    1,446,894      (825,553)
                    ----------  -----------  -----------  -----------  -----------  -----------  -----------  ------------
FROM CAPITAL
  TRANSACTIONS
  Net proceeds
   from units sold          --       66,890       86,998      160,332       74,044      105,693      259,234       295,559
  Cost of units
   redeemed           (237,018)  (3,823,960)  (4,068,057)  (1,093,007)  (1,350,180)  (1,068,889)  (1,318,008)   (6,159,084)
  Net transfers        (55,685)    (949,652)    (432,609)    (621,925)  (2,592,609)  (1,258,897)  (2,255,545)   (3,627,588)
  Contract
   maintenance
   charge                 (817)     (45,457)     (61,264)     (32,504)    (100,220)     (57,527)     (94,355)     (247,379)
  Adjustments to
   net assets
   allocated to
   contracts in
   payout period        (6,715)         909           --            3            9            7           10            --
                    ----------  -----------  -----------  -----------  -----------  -----------  -----------  ------------
   Increase
     (decrease) in
     net assets
     resulting
     from
     principal
     transactions     (300,235)  (4,751,270)  (4,474,932)  (1,587,101)  (3,968,956)  (2,279,613)  (3,408,664)   (9,738,492)
                    ----------  -----------  -----------  -----------  -----------  -----------  -----------  ------------
Increase
  (decrease) in
  net assets            53,964       37,517     (883,321)    (443,890)  (2,322,795)    (825,574)  (1,961,770)  (10,564,045)
Net assets at
  beginning of
  period             1,865,362   25,550,280   19,469,376    5,428,805   12,574,684    8,483,254   11,688,881    38,785,015
                    ----------  -----------  -----------  -----------  -----------  -----------  -----------  ------------
Net assets at end
  of period         $1,919,326  $25,587,797  $18,586,055  $ 4,984,915  $10,251,889  $ 7,657,680  $ 9,727,111  $ 28,220,970
                    ==========  ===========  ===========  ===========  ===========  ===========  ===========  ============
FOR THE YEAR ENDED
  APRIL 30, 2013
FROM OPERATIONS:
  Net investment
   income (loss)    $  (26,846) $  (407,544) $  (298,888) $   (82,006) $    20,230  $   (37,545) $   137,288  $    254,919
  Net realized
   gain (losses)           220      241,893      285,995      425,749    1,216,137      780,989    1,520,887     1,442,367
  Change in net
   unrealized
   appreciation
   (depreciation)
   of investments      182,167    2,219,546    1,541,429       51,249      701,670      140,848      264,414      (534,679)
                    ----------  -----------  -----------  -----------  -----------  -----------  -----------  ------------
Increase
  (decrease) in
  net assets
  resulting from
  operations           155,541    2,053,895    1,528,536      394,992    1,938,037      884,292    1,922,589     1,162,607
                    ----------  -----------  -----------  -----------  -----------  -----------  -----------  ------------
FROM CAPITAL
  TRANSACTIONS
  Net proceeds
   from units sold          23       21,182      104,617       40,022       86,653      239,304      144,330       499,091
  Cost of units
   redeemed           (344,661)  (3,626,058)  (3,138,838)    (564,565)  (1,168,786)  (1,337,035)    (940,536)   (7,289,171)
  Net transfers       (143,521)  (1,534,536)  (1,425,207)     313,514       36,468     (275,310)    (209,413)    4,689,287
  Contract
   maintenance
   charge               (1,067)      (6,570)      (7,077)        (868)      (1,408)      (1,345)      (1,335)       (4,846)
  Adjustments to
   net assets
   allocated to
   contracts in
   payout period         6,649          270           --           --           --           --           --            --
                    ----------  -----------  -----------  -----------  -----------  -----------  -----------  ------------
   Increase
     (decrease) in
     net assets
     resulting
     from
     principal
     transactions     (482,577)  (5,145,712)  (4,466,505)    (211,897)  (1,047,073)  (1,374,386)  (1,006,954)   (2,105,639)
                    ----------  -----------  -----------  -----------  -----------  -----------  -----------  ------------
   Increase
     (decrease) in
     net assets       (327,036)  (3,091,817)  (2,937,969)     183,095      890,964     (490,094)     915,635      (943,032)
Net assets at
  beginning of
  period             2,192,398   28,642,097   22,407,345    5,245,710   11,683,720    8,973,348   10,773,246    39,728,047
                    ----------  -----------  -----------  -----------  -----------  -----------  -----------  ------------
Net assets at end
  of period         $1,865,362  $25,550,280  $19,469,376  $ 5,428,805  $12,574,684  $ 8,483,254  $11,688,881  $ 38,785,015
                    ==========  ===========  ===========  ===========  ===========  ===========  ===========  ============

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED APRIL 30, 2014 AND 2013

                                                                             Fidelity VIP Fidelity VIP
                                                                               Mid Cap      Overseas
                                                                              Portfolio    Portfolio
                                                                               Service      Service
                                                                               Class 2      Class 2
FOR THE YEAR ENDED APRIL 30, 2014
FROM OPERATIONS:
 Net investment income (loss)                                                $  (213,665) $   (53,001)
 Net realized gain (losses)                                                    2,410,555    1,296,014
 Capital gain dist from mutual funds                                           2,073,102       36,809
 Change in net unrealized appreciation (depreciation) of investments          (1,096,902)       9,467
                                                                             -----------  -----------
   Increase (decrease) in net assets resulting from operations                 3,173,090    1,289,289
                                                                             -----------  -----------
FROM CAPITAL TRANSACTIONS
 Net proceeds from units sold                                                    184,640       64,112
 Cost of units redeemed                                                       (2,213,017)  (1,231,214)
 Net transfers                                                                (4,678,191)  (2,591,195)
 Contract maintenance charge                                                    (153,351)     (94,490)
 Adjustments to net assets allocated to contracts in payout period                    34           11
                                                                             -----------  -----------
   Increase (decrease) in net assets resulting from principal transactions    (6,859,885)  (3,852,776)
                                                                             -----------  -----------
Increase (decrease) in net assets                                             (3,686,795)  (2,563,487)
Net assets at beginning of period                                             17,981,068   11,160,132
                                                                             -----------  -----------
Net assets at end of period                                                  $14,294,273  $ 8,596,645
                                                                             ===========  ===========
FOR THE YEAR ENDED APRIL 30, 2013
FROM OPERATIONS:
 Net investment income (loss)                                                $  (202,660) $    16,296
 Net realized gain (losses)                                                    3,173,654      619,835
 Change in net unrealized appreciation (depreciation) of investments          (1,104,770)     686,154
                                                                             -----------  -----------
Increase (decrease) in net assets resulting from operations                    1,866,224    1,322,285
                                                                             -----------  -----------
FROM CAPITAL TRANSACTIONS
 Net proceeds from units sold                                                    169,519       80,508
 Cost of units redeemed                                                       (1,588,883)  (1,145,608)
 Net transfers                                                                  (568,823)      60,455
 Contract maintenance charge                                                      (2,349)      (1,482)
 Adjustments to net assets allocated to contracts in payout period                    --           --
                                                                             -----------  -----------
 Increase (decrease) in net assets resulting from principal transactions      (1,990,536)  (1,006,127)
                                                                             -----------  -----------
   Increase (decrease) in net assets                                            (124,312)     316,158
Net assets at beginning of period                                             18,105,380   10,843,974
                                                                             -----------  -----------
Net assets at end of period                                                  $17,981,068  $11,160,132
                                                                             ===========  ===========

                            See accompanying notes.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Variable Annuity Account Five of American General Life Insurance Company (the "Separate Account") is a separate account of American General Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of AGC Life Insurance Company ("AGC"), a wholly owned, indirect subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

   On December 31, 2012, SunAmerica Annuity and Life Assurance Company merged into the Company. As a result of the merger, the Company became the depositor of the Separate Account. The Company is now responsible for all annuity and life insurance contracts funded through the Separate Account. The rights of the contract owners were not affected by the merger.

   The Separate Account offers the following variable annuity products:
   Seasons, Seasons Select, Seasons Select II, Seasons Advisor, Seasons Triple Elite, Seasons Advisor II, Seasons Preferred Solution, Seasons Elite, Seasons Advisor III, and Seasons Advantage.

   The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG Capital Services, Inc., a wholly owned, indirect subsidiary of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

   The Separate Account is composed of a total of 46 variable portfolios and 12 variable strategies of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the twelve Class 1, Class 2, and Class 3 multi-managed variable investment strategies (the "Seasons Strategies"), twenty-five Class 1, Class 2, and Class 3 variable portfolios (the "Select Portfolios"), five Class 1, Class 2, and Class 3 focused portfolios (the "Focused Portfolios"), and four Class 3 managed allocation portfolios (the "Managed Allocation Portfolios"), each with a distinct investment objective, of the Seasons Series Trust (the "Seasons Trust"), (2) the five currently available Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the five currently available Service Class 2 investment portfolios of the Fidelity(R) Variable Insurance Products (the "Fidelity Products"), or (4) the two currently available Class II investment portfolios of the T. Rowe Price Equity Series, Inc. (the "T. Rowe Price Series"). The Seasons Strategies are comprised of Growth, Moderate Growth, Balanced Growth, and Conservative Growth. Each strategy invests in the shares of a designated multi-managed portfolio as well as in the shares of two other portfolios of the Seasons Trust. Each of the Select Portfolios, Managed Allocation Portfolios, and Focused Portfolios is invested solely in the shares of a

                         VARIABLE ANNUITY ACCOUNT FIVE
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION (continued)

   designated portfolio of the Seasons Trust. The Seasons Trust, SunAmerica Trust, Fidelity Products, and T. Rowe Price Series are diversified, open-ended investment companies, which retain investment advisors to assist in their investment activities. The Seasons Trust and the SunAmerica Trust are affiliated investment companies. The contract holder may elect to have investments allocated to the guaranteed-interest funds of the company (the "General Account"), which are not a part of the Separate Account. The products offer investments in different classes of shares of the portfolios of the Trusts. The primary difference between the classes is that the Class 2 shares of the Seasons Trust are subject to 12b-1 fees of 0.15%, the Class 3 shares of the Seasons Trust, the Class 3 shares of the SunAmerica Trust, the Service Class 2 shares of the Fidelity Products and the Class II shares of the T. Rowe Price Series are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares of the Seasons Trust are not subject to 12b-1 fees. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account

   Effective December 31, 2014, Variable Annuity Account Five changed its year-end from April 30 to December 31. Reflecting this change are the Variable Annuity Account Five audited financial statements as of and for the eight months ended December 31, 2014 and for each of the two fiscal years in the period ended April 30, 2014 for the Statement of Operations and Statement of Changes in Net Assets.

   The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

   Net purchases from the contracts are allocated to the Sub-accounts and invested in the Funds in accordance with contract owner instructions. The purchases are recorded as principal transactions in the Statements of Changes in Net Assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

   INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   ACCUMULATION UNIT: This is a measuring unit used to calculate the contract owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

   FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

   USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

   At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company. If there are transfers between the Company and the Separate Account they will be disclosed as adjustments to net assets allocated to contracts in payout period in the accompanying Statements of Changes in Net Assets.

   Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

3. FAIR VALUE MEASUREMENTS

   Assets and liabilities recorded at fair value in the Separate Account Statements of Assets and Liabilities sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the

                         VARIABLE ANNUITY ACCOUNT FIVE
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

3. FAIR VALUE MEASUREMENTS (continued)

   marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurements in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

   Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets, and most mutual funds.

   Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal, and provincial obligations, hybrid securities, and derivative contracts.

   Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed income securities and equities.

   The Separate Account assets measured at fair value as of December 31, 2014 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 as of December 31, 2014 and for the year then ended. The Separate Account had no liabilities as of December 31, 2014. See the Schedules of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2014, and respective hierarchy levels. As all assets are of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and changes in unrealized gains (losses) for Level 3 assets still held as of December 31, 2014 is presented.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS

   Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

   WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of up to 9% (applicable to contracts with the Seasons Rewards) of any amount withdrawn that exceeds the free withdrawal amount. Withdrawal charges are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no withdrawal charges under the Seasons Advisor, Seasons Advisor II, and Seasons Advisor III contracts.

   CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge of $30 or $35 (which may vary based on state) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statements of Changes in Net Assets. There are no contract maintenance charges under the Seasons Advisor and Seasons Advisor II contracts.

   SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account annual charges are recorded as a charge in the Statements of Operations. The total annual rates of the net asset value of each Seasons Strategy/Select Portfolio/Managed Allocation Portfolio/Focused Portfolio, depending on any optional death benefits elected for each product, are as follows: Seasons 1.40%, Seasons Select 1.40% or 1.52%, Seasons Select II 1.40%, 1.55%, 1.65%,
   1.80%, or 2.05%, Seasons Advisor 1.40% or 1.65%, Seasons Triple Elite 1.55%, 1.70%, or 1.95%, Seasons Advisor II 1.55%, 1.70%, or 1.95%, Seasons
   Preferred Solution 1.15%, 1.40%, 1.55%, 1.65%, 1.80%, or 2.05%, Seasons
   Elite 1.55%, 1.75%, 2.00%, or 2.20%, Seasons Advisor III 1.65%, 1.85%, or
   2.30%, and Seasons Advantage 1.65%, 1.90%, or 2.30%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense charge is deducted at an annual rate of 0.15% of the net asset value of each Seasons Strategy/Select Portfolio/Managed Allocation Portfolio/Focused Portfolio and is included in the respective separate account annual charge rate. This charge is for all expenses associated with the distribution of the

                         VARIABLE ANNUITY ACCOUNT FIVE
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   contract. If this charge is not sufficient to cover the cost of distributing the contact, the Company will bear the loss.

   TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas, depending on the contract provisions) may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

   INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Seasons Select, Seasons Select II, and Seasons Triple Elite, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is 0.10% of the Income Benefit Base deducted annually from the contract value, and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges.

   SEASONS PROMISE FEE: The optional Seasons Promise Program offered is Seasons Select II, Seasons Triple Elite, Seasons Preferred Solution, and Seasons Elite provides a guaranteed minimum contract value at the end of ten full contract years. The fee ranges from 0.25% to 0.65% of the contract value less purchase payments received after the 90/th/ day from the contract issue date. The fee is deducted quarterly from the contract value during the first ten full contract years, and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

   MARKETLOCK, MARKETLOCK FOR TWO, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS, MARCKETLOCK FOR LIFE, AND SEASONS INCOME REWARDS FEE: The optional MarketLock, MarketLock for Two, MarketLock for Life Plus, MarketLock Income Plus, MarketLock for Life, and Seasons Income Rewards features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Seasons Select II, Seasons Preferred Solution, Seasons Triple Elite, Seasons Elite, and Seasons Advantage. The Seasons Income Rewards feature is offered in Seasons Select II, Seasons Preferred Solution, Seasons Triple Elite, and Seasons Elite. The MarketLock for Two features is offered in Seasons Preferred Solution, Seasons Elite, Seasons Triple Elite, and Seasons Select II. The annual fee is 0.65% for MarketLock, 0.40% for MarketLock for Two prior to the first withdrawal and 0.80% after the first withdrawal and 0.65% for Seasons Income Rewards in years 0-7 and 0.45% in years 8-10, of the Maximum Anniversary Value Benefit Base or Withdrawal Benefit Base (as described below), deducted quarterly from the contract value and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock and MarketLock for Two is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary

                         VARIABLE ANNUITY ACCOUNT FIVE
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   date contract value occurring in the first ten contract years, adjusted for withdrawals. The Withdrawal Benefit Base for Seasons Income Rewards is calculated as eligible purchase payments adjusted for withdrawals received during the first 90 days.

   The MarketLock for Life Plus and MarketLock Income Plus features are offered in Seasons Select II, Seasons Preferred Solution, Seasons Elite, Seasons Advisor III, and Seasons Advantage. The annual fee ranges from 0.65% to 0.95% for one covered person or from 0.90% to 1.25% for two covered persons for MarketLock for Life Plus and ranges from 0.95% to 1.10% for one covered person and 1.20% to 1.35% for two covered persons for MarketLock Income Plus, of the Income Base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The Income Base for MarketLock for Life Plus and MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

   The MarketLock for Life feature is offered in Seasons Select II, Seasons Preferred Solution, Seasons Advantage, and Seasons Elite. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock for Life is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus, or the highest anniversary date contract value less purchase payments in year 2-5 over the first year purchase payments.

   PREMIUM TAXES: Certain states charge the Company a premium tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes when a purchase payment in made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statements of Changes in Net Assets.

   SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

For the eight months ended December 31, 2014, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                Cost of    Proceeds
Sub-accounts                                                   Purchases  from Sales
------------                                                  ----------- -----------
SAST American Funds Global Growth Portfolio Class 3           $ 1,064,635 $ 1,812,696
SAST American Funds Growth Portfolio Class 3                      402,026   1,291,016
SAST American Funds Growth-Income Portfolio Class 3             2,050,261   1,525,533
SST Allocation Balanced Portfolio Class 3                      12,239,190  22,963,513
SST Allocation Growth Portfolio Class 3                         2,252,123  13,274,592
SST Allocation Moderate Growth Portfolio Class 3                5,007,262  47,782,908
SST Allocation Moderate Portfolio Class 3                       7,345,902  27,971,889
SST Balanced Growth Strategy Class 1                                4,662   1,736,758
SST Balanced Growth Strategy Class 2                            2,945,256   9,348,942
SST Balanced Growth Strategy Class 3                            1,203,605   5,998,558
SST Cash Management Portfolio Class 1                                  --      56,325
SST Cash Management Portfolio Class 2                           3,006,443   4,612,929
SST Cash Management Portfolio Class 3                           5,945,249   9,975,608
SST Conservative Growth Strategy Class 1                           19,692   2,112,458
SST Conservative Growth Strategy Class 2                        1,457,150   6,444,118
SST Conservative Growth Strategy Class 3                        2,118,541   6,257,822
SST Diversified Fixed Income Portfolio Class 1                    143,906     364,875
SST Diversified Fixed Income Portfolio Class 2                  3,689,357   6,130,089
SST Diversified Fixed Income Portfolio Class 3                  1,435,990   5,830,159
SST Focus Growth Portfolio Class 1                                232,720     278,455
SST Focus Growth Portfolio Class 2                              6,724,539   5,473,161
SST Focus Growth Portfolio Class 3                              6,187,026   5,563,656
SST Focus Value Portfolio Class 2                                 388,785   2,792,026
SST Focus Value Portfolio Class 3                                 800,218   2,694,757
SST Growth Strategy Class 1                                        25,945   2,630,199
SST Growth Strategy Class 2                                     1,197,983   5,473,082
SST Growth Strategy Class 3                                     1,134,011   9,005,280
SST International Equity Portfolio Class 1                         51,296     171,896
SST International Equity Portfolio Class 2                      2,553,929   3,110,630
SST International Equity Portfolio Class 3                      2,054,266   3,775,156
SST Large Cap Growth Portfolio Class 1                            638,943     472,807
SST Large Cap Growth Portfolio Class 2                          6,859,598   5,446,315
SST Large Cap Growth Portfolio Class 3                          4,543,862   5,618,121
SST Large Cap Value Portfolio Class 1                              50,585     322,777
SST Large Cap Value Portfolio Class 2                           1,297,674   4,816,376
SST Large Cap Value Portfolio Class 3                             870,792   4,393,690
SST Mid Cap Growth Portfolio Class 1                              312,059     456,975
SST Mid Cap Growth Portfolio Class 2                            2,467,253   3,842,296
SST Mid Cap Growth Portfolio Class 3                            2,155,243   4,257,965
SST Mid Cap Value Portfolio Class 1                               307,699     484,869
SST Mid Cap Value Portfolio Class 2                             3,510,179   4,828,911
SST Mid Cap Value Portfolio Class 3                             3,075,378   5,821,946
SST Moderate Growth Strategy Class 1                               27,696   1,739,993
SST Moderate Growth Strategy Class 2                              685,048  12,125,007
SST Moderate Growth Strategy Class 3                            1,245,943   9,884,679
SST Real Return Portfolio Class 3                                 559,884   3,503,937
SAST Dynamic Allocation Portfolio Class 3                      11,420,274   3,617,371
SAST SunAmerica Dynamic Strategy Portfolio Class 3              9,966,799   3,961,236
SST Small Cap Portfolio Class 1                                   159,974     178,054
SST Small Cap Portfolio Class 2                                 1,492,802   3,642,423
SST Small Cap Portfolio Class 3                                 1,288,156   3,230,384
T Rowe Price Blue Chip Growth Portfolio Class II                  504,642   1,279,884
T Rowe Price Equity Income Portfolio Class II                     466,849   1,897,719
Fidelity VIP Contrafund Portfolio Service Class 2               1,241,171   1,833,570
Fidelity VIP Equity-Income Portfolio Service Class 2            1,589,566   2,447,257
Fidelity VIP Investment Grade Bond Portfolio Service Class 2    2,012,480   5,890,151
Fidelity VIP Mid Cap Portfolio Service Class 2                    718,624   2,701,514
Fidelity VIP Overseas Portfolio Service Class 2                   903,454   1,387,232

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the eight months ended December 31, 2014.

                                                           Contracts With              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST American Funds Global Growth Portfolio Class 3             1.15%         4,711           (555)    63       --         4,219
SAST American Funds Global Growth Portfolio Class 3             1.40%         8,343        (47,128)    --      (68)      (38,853)
SAST American Funds Global Growth Portfolio Class 3             1.55%        11,954        (52,584)    --       --       (40,630)
SAST American Funds Global Growth Portfolio Class 3             1.65%         1,043         (4,585)    --       --        (3,542)
SAST American Funds Global Growth Portfolio Class 3             1.75%        12,273         (7,319)    --       --         4,954
SAST American Funds Global Growth Portfolio Class 3             1.80%         8,818         (3,074)    --       --         5,744
SAST American Funds Global Growth Portfolio Class 3             1.85%            12            (45)    --       --           (33)
SAST American Funds Global Growth Portfolio Class 3             1.90%            90           (581)    --       --          (491)
SAST American Funds Global Growth Portfolio Class 3             2.00%            43           (514)    --       --          (471)
SAST American Funds Growth Portfolio Class 3                    1.15%         5,363         (1,092)    25       --         4,296
SAST American Funds Growth Portfolio Class 3                    1.40%         2,280        (22,994)    --      (27)      (20,741)
SAST American Funds Growth Portfolio Class 3                    1.55%         8,000        (49,788)    --       --       (41,788)
SAST American Funds Growth Portfolio Class 3                    1.65%         2,287         (6,862)    --       --        (4,575)
SAST American Funds Growth Portfolio Class 3                    1.75%           130         (4,661)    --       --        (4,531)
SAST American Funds Growth Portfolio Class 3                    1.80%         6,853           (370)    --       --         6,483
SAST American Funds Growth Portfolio Class 3                    1.85%            --            (33)    --       --           (33)
SAST American Funds Growth Portfolio Class 3                    1.90%            10           (374)    --       --          (364)
SAST American Funds Growth Portfolio Class 3                    2.00%            --           (228)    --       --          (228)
SAST American Funds Growth Portfolio Class 3                    2.05%             1            (67)    --       --           (66)
SAST American Funds Growth-Income Portfolio Class 3             1.15%        73,294         (8,751)    44       --        64,587
SAST American Funds Growth-Income Portfolio Class 3             1.40%        15,231        (21,470)    --      (47)       (6,286)
SAST American Funds Growth-Income Portfolio Class 3             1.55%        23,355        (53,620)    --       --       (30,265)
SAST American Funds Growth-Income Portfolio Class 3             1.65%         1,317         (5,431)    --       --        (4,114)
SAST American Funds Growth-Income Portfolio Class 3             1.75%        12,096         (8,009)    --       --         4,087
SAST American Funds Growth-Income Portfolio Class 3             1.80%         5,030         (2,801)    --       --         2,229
SAST American Funds Growth-Income Portfolio Class 3             1.85%            --            (66)    --       --           (66)
SAST American Funds Growth-Income Portfolio Class 3             1.90%            15           (655)    --       --          (640)
SAST American Funds Growth-Income Portfolio Class 3             2.00%            --           (484)    --       --          (484)
SAST American Funds Growth-Income Portfolio Class 3             2.05%             8            (84)    --       --           (76)
SST Allocation Balanced Portfolio Class 3                       1.15%        59,497        (47,199)   346       --        12,644
SST Allocation Balanced Portfolio Class 3                       1.40%        76,034       (433,808)    --     (464)     (358,238)
SST Allocation Balanced Portfolio Class 3                       1.55%        48,472       (714,667)    --       --      (666,195)
SST Allocation Balanced Portfolio Class 3                       1.65%           339        (59,564)    --       --       (59,225)
SST Allocation Balanced Portfolio Class 3                       1.70%         7,902        (43,158)    --       --       (35,256)
SST Allocation Balanced Portfolio Class 3                       1.75%         9,167       (168,147)    --       --      (158,980)
SST Allocation Balanced Portfolio Class 3                       1.80%        24,533        (54,730)    --       --       (30,197)
SST Allocation Balanced Portfolio Class 3                       1.85%            16         (3,614)    --       --        (3,598)
SST Allocation Balanced Portfolio Class 3                       1.90%            37        (39,256)    --       --       (39,219)
SST Allocation Balanced Portfolio Class 3                       1.95%           230        (11,289)    --       --       (11,059)
SST Allocation Balanced Portfolio Class 3                       2.00%            63        (13,383)    --       --       (13,320)
SST Allocation Balanced Portfolio Class 3                       2.05%            --           (830)    --       --          (830)
SST Allocation Growth Portfolio Class 3                         1.15%            18        (60,775)    --       --       (60,757)
SST Allocation Growth Portfolio Class 3                         1.40%        48,313       (329,935)    --     (288)     (281,910)
SST Allocation Growth Portfolio Class 3                         1.55%        78,770       (355,522)    --       --      (276,752)
SST Allocation Growth Portfolio Class 3                         1.65%         2,194         (3,925)    --       --        (1,731)
SST Allocation Growth Portfolio Class 3                         1.70%         3,079        (66,401)    --       --       (63,322)
SST Allocation Growth Portfolio Class 3                         1.75%           398         (9,570)    --       --        (9,172)
SST Allocation Growth Portfolio Class 3                         1.80%           386        (38,626)    --       --       (38,240)
SST Allocation Growth Portfolio Class 3                         1.90%             1             (4)    --       --            (3)
SST Allocation Growth Portfolio Class 3                         1.95%         1,359         (2,460)    --       --        (1,101)
SST Allocation Growth Portfolio Class 3                         2.00%            --            (14)    --       --           (14)
SST Allocation Growth Portfolio Class 3                         2.05%            --             --     --       --            --
SST Allocation Moderate Growth Portfolio Class 3                1.15%        12,968        (82,404)    --       --       (69,436)
SST Allocation Moderate Growth Portfolio Class 3                1.40%        58,749     (1,005,462)    --       --      (946,713)
SST Allocation Moderate Growth Portfolio Class 3                1.55%        57,301     (1,410,678)    --       --    (1,353,377)
SST Allocation Moderate Growth Portfolio Class 3                1.65%         1,624        (81,598)    --       --       (79,974)
SST Allocation Moderate Growth Portfolio Class 3                1.70%         7,965       (102,223)    --       --       (94,258)
SST Allocation Moderate Growth Portfolio Class 3                1.75%        35,887       (313,025)    --       --      (277,138)
SST Allocation Moderate Growth Portfolio Class 3                1.80%         3,795       (108,217)    --       --      (104,422)
SST Allocation Moderate Growth Portfolio Class 3                1.85%            43           (491)    --       --          (448)

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the eight months ended December 31, 2014.

                                                           Contracts With              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SST Allocation Moderate Growth Portfolio Class 3                1.90%           618       (29,037)      --       --     (28,419)
SST Allocation Moderate Growth Portfolio Class 3                1.95%            46       (97,672)      --       --     (97,626)
SST Allocation Moderate Growth Portfolio Class 3                2.00%            95        (2,702)      --       --      (2,607)
SST Allocation Moderate Growth Portfolio Class 3                2.05%             3        (2,154)      --       --      (2,151)
SST Allocation Moderate Portfolio Class 3                       1.15%        (6,249)      (18,741)   8,451       --     (16,539)
SST Allocation Moderate Portfolio Class 3                       1.40%        84,560      (574,497)      --   (9,199)   (499,136)
SST Allocation Moderate Portfolio Class 3                       1.55%        39,470      (793,826)       5       --    (754,351)
SST Allocation Moderate Portfolio Class 3                       1.65%           178       (58,738)      --       --     (58,560)
SST Allocation Moderate Portfolio Class 3                       1.70%        19,261      (122,214)      --       --    (102,953)
SST Allocation Moderate Portfolio Class 3                       1.75%         4,083      (183,904)      --       --    (179,821)
SST Allocation Moderate Portfolio Class 3                       1.80%           971       (34,461)      --       --     (33,490)
SST Allocation Moderate Portfolio Class 3                       1.85%            56       (23,905)      --       --     (23,849)
SST Allocation Moderate Portfolio Class 3                       1.90%           573        (1,685)      --       --      (1,112)
SST Allocation Moderate Portfolio Class 3                       1.95%            40       (58,789)      --       --     (58,749)
SST Allocation Moderate Portfolio Class 3                       2.00%            21       (11,641)      --       --     (11,620)
SST Allocation Moderate Portfolio Class 3                       2.05%           242        (2,303)      --       --      (2,061)
SST Balanced Growth Strategy Class 1                            1.40%        (2,487)      (58,648)   2,886     (598)    (58,847)
SST Balanced Growth Strategy Class 1                            1.52%          (204)          (19)     204       --         (19)
SST Balanced Growth Strategy Class 2                            1.40%         2,801       (90,654)  20,348       --     (67,505)
SST Balanced Growth Strategy Class 2                            1.55%          (931)      (41,897)   3,088       --     (39,740)
SST Balanced Growth Strategy Class 2                            1.65%        87,553      (196,696)      --       --    (109,143)
SST Balanced Growth Strategy Class 2                            1.70%        21,894       (16,340)      --       --       5,554
SST Balanced Growth Strategy Class 2                            1.95%           108       (13,695)      --       --     (13,587)
SST Balanced Growth Strategy Class 3                            1.15%         2,348        (5,228)   1,422       --      (1,458)
SST Balanced Growth Strategy Class 3                            1.40%         1,410       (86,856)      --     (669)    (86,115)
SST Balanced Growth Strategy Class 3                            1.55%        28,478       (74,401)      --       --     (45,923)
SST Balanced Growth Strategy Class 3                            1.65%         4,794       (37,299)      --       --     (32,505)
SST Balanced Growth Strategy Class 3                            1.70%            --           (39)      --       --         (39)
SST Balanced Growth Strategy Class 3                            1.75%           972        (4,164)      --       --      (3,192)
SST Balanced Growth Strategy Class 3                            1.80%        13,844       (14,306)      --       --        (462)
SST Balanced Growth Strategy Class 3                            1.90%             7        (1,207)      --       --      (1,200)
SST Balanced Growth Strategy Class 3                            1.95%             1           (89)      --       --         (88)
SST Balanced Growth Strategy Class 3                            2.00%             4          (487)      --       --        (483)
SST Cash Management Portfolio Class 1                           1.40%            15        (4,308)      --       --      (4,293)
SST Cash Management Portfolio Class 2                           1.40%         6,451       (36,209)   5,106       --     (24,652)
SST Cash Management Portfolio Class 2                           1.55%       118,908      (155,597)      --   (3,192)    (39,881)
SST Cash Management Portfolio Class 2                           1.65%        16,014      (105,165)      --       --     (89,151)
SST Cash Management Portfolio Class 2                           1.70%       169,558      (189,490)      --       --     (19,932)
SST Cash Management Portfolio Class 2                           1.95%        25,654        (2,134)      --       --      23,520
SST Cash Management Portfolio Class 3                           1.15%         4,558       (78,250)      --       --     (73,692)
SST Cash Management Portfolio Class 3                           1.40%       280,234      (380,324)  36,463       --     (63,627)
SST Cash Management Portfolio Class 3                           1.55%       241,233      (441,731)      --       --    (200,498)
SST Cash Management Portfolio Class 3                           1.65%        29,245       (52,403)      --       --     (23,158)
SST Cash Management Portfolio Class 3                           1.70%         4,672          (977)      --       --       3,695
SST Cash Management Portfolio Class 3                           1.75%        62,407       (70,138)      --       --      (7,731)
SST Cash Management Portfolio Class 3                           1.80%        19,045       (38,635)      --       --     (19,590)
SST Cash Management Portfolio Class 3                           1.90%            --        (1,283)      --       --      (1,283)
SST Cash Management Portfolio Class 3                           1.95%            --           (82)      --       --         (82)
SST Cash Management Portfolio Class 3                           2.00%            78          (269)      --       --        (191)
SST Conservative Growth Strategy Class 1                        1.40%           467       (80,208)     387       --     (79,354)
SST Conservative Growth Strategy Class 1                        1.52%            --            --       --       --          --
SST Conservative Growth Strategy Class 2                        1.40%        (4,029)      (36,714)   7,121       --     (33,622)
SST Conservative Growth Strategy Class 2                        1.55%         4,414       (29,148)      --       --     (24,734)
SST Conservative Growth Strategy Class 2                        1.65%        56,434      (159,020)      --       --    (102,586)
SST Conservative Growth Strategy Class 2                        1.70%         8,118       (29,295)      --       --     (21,177)
SST Conservative Growth Strategy Class 2                        1.95%           802        (4,179)      --       --      (3,377)
SST Conservative Growth Strategy Class 3                        1.15%        18,474        (5,412)      --       --      13,062
SST Conservative Growth Strategy Class 3                        1.40%        46,432      (154,192)      --     (100)   (107,860)
SST Conservative Growth Strategy Class 3                        1.55%        22,361       (62,917)      --       (9)    (40,565)
SST Conservative Growth Strategy Class 3                        1.65%         1,493       (15,676)      --       --     (14,183)
SST Conservative Growth Strategy Class 3                        1.70%         4,755          (816)      --       --       3,939
SST Conservative Growth Strategy Class 3                        1.75%           455        (9,843)      --       --      (9,388)
SST Conservative Growth Strategy Class 3                        1.80%           924        (6,051)      --       --      (5,127)
SST Conservative Growth Strategy Class 3                        1.90%            20        (1,269)      --       --      (1,249)
SST Conservative Growth Strategy Class 3                        1.95%            67          (710)      --       --        (643)
SST Conservative Growth Strategy Class 3                        2.00%             7          (111)      --       --        (104)
SST Diversified Fixed Income Portfolio Class 1                  1.40%         4,928       (21,009)      --       --     (16,081)
SST Diversified Fixed Income Portfolio Class 1                  1.52%            --            --       --       --          --
SST Diversified Fixed Income Portfolio Class 2                  1.40%        11,671       (80,007)   3,304       --     (65,032)
SST Diversified Fixed Income Portfolio Class 2                  1.55%        43,489       (36,792)      --       --       6,697
SST Diversified Fixed Income Portfolio Class 2                  1.65%       155,390      (236,086)      --       --     (80,696)
SST Diversified Fixed Income Portfolio Class 2                  1.70%         9,146       (39,762)      --       --     (30,616)

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the eight months ended December 31, 2014.

                                                           Contracts With              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SST Diversified Fixed Income Portfolio Class 2                  1.95%           273        (5,771)      --       --      (5,498)
SST Diversified Fixed Income Portfolio Class 3                  1.15%         9,765        (4,042)   1,384       --       7,107
SST Diversified Fixed Income Portfolio Class 3                  1.40%        17,718      (132,177)      --     (575)   (115,034)
SST Diversified Fixed Income Portfolio Class 3                  1.55%        24,119      (122,992)      --       --     (98,873)
SST Diversified Fixed Income Portfolio Class 3                  1.65%         5,797       (36,030)      --       --     (30,233)
SST Diversified Fixed Income Portfolio Class 3                  1.70%         1,760       (14,132)      --       --     (12,372)
SST Diversified Fixed Income Portfolio Class 3                  1.75%        14,097       (12,173)      --       --       1,924
SST Diversified Fixed Income Portfolio Class 3                  1.80%         4,385       (55,618)      --       --     (51,233)
SST Diversified Fixed Income Portfolio Class 3                  1.85%             1           (67)      --       --         (66)
SST Diversified Fixed Income Portfolio Class 3                  1.90%             6            (8)      --       --          (2)
SST Diversified Fixed Income Portfolio Class 3                  1.95%           138        (1,662)      --       --      (1,524)
SST Diversified Fixed Income Portfolio Class 3                  2.00%            61        (2,372)      --       --      (2,311)
SST Focus Growth Portfolio Class 1                              1.40%            99       (20,870)      --     (372)    (21,143)
SST Focus Growth Portfolio Class 1                              1.52%          (658)          (58)     658       --         (58)
SST Focus Growth Portfolio Class 2                              1.40%           180      (126,342)   4,282       --    (121,880)
SST Focus Growth Portfolio Class 2                              1.55%         1,872       (27,529)      --       --     (25,657)
SST Focus Growth Portfolio Class 2                              1.65%        11,934      (254,193)      --       --    (242,259)
SST Focus Growth Portfolio Class 2                              1.70%        15,330       (26,663)      --       --     (11,333)
SST Focus Growth Portfolio Class 2                              1.95%           128        (3,637)      --       --      (3,509)
SST Focus Growth Portfolio Class 3                              1.15%        10,394       (25,463)      --       --     (15,069)
SST Focus Growth Portfolio Class 3                              1.40%        10,701      (193,920)      --     (116)   (183,335)
SST Focus Growth Portfolio Class 3                              1.55%         8,488      (109,942)      --      (13)   (101,467)
SST Focus Growth Portfolio Class 3                              1.65%        12,745       (51,502)      --       --     (38,757)
SST Focus Growth Portfolio Class 3                              1.70%            55        (1,487)      --       --      (1,432)
SST Focus Growth Portfolio Class 3                              1.75%           677       (28,890)      --       --     (28,213)
SST Focus Growth Portfolio Class 3                              1.80%         9,961       (20,425)      --       --     (10,464)
SST Focus Growth Portfolio Class 3                              1.85%             4        (7,512)      --       --      (7,508)
SST Focus Growth Portfolio Class 3                              1.95%            77          (145)      --       --         (68)
SST Focus Growth Portfolio Class 3                              2.00%           142        (5,179)      --       --      (5,037)
SST Focus Growth Portfolio Class 3                              2.05%            36          (120)      --       --         (84)
SST Focus Value Portfolio Class 2                               1.40%         4,073       (27,251)   2,195       --     (20,983)
SST Focus Value Portfolio Class 2                               1.55%         2,259       (16,749)      --       --     (14,490)
SST Focus Value Portfolio Class 2                               1.65%        13,561       (70,040)      --       --     (56,479)
SST Focus Value Portfolio Class 2                               1.70%         1,546       (10,452)      --       --      (8,906)
SST Focus Value Portfolio Class 2                               1.95%             8          (867)      --       --        (859)
SST Focus Value Portfolio Class 3                               1.15%         1,580          (486)     157       --       1,251
SST Focus Value Portfolio Class 3                               1.40%         3,645       (46,473)      --     (160)    (42,988)
SST Focus Value Portfolio Class 3                               1.55%        16,422       (42,639)      --       --     (26,217)
SST Focus Value Portfolio Class 3                               1.65%         5,925       (14,468)      --       --      (8,543)
SST Focus Value Portfolio Class 3                               1.70%             1           (91)      --       --         (90)
SST Focus Value Portfolio Class 3                               1.75%         8,841        (5,858)      --       --       2,983
SST Focus Value Portfolio Class 3                               1.80%           358        (4,901)      --       --      (4,543)
SST Focus Value Portfolio Class 3                               1.95%            --            --       --       --          --
SST Focus Value Portfolio Class 3                               2.00%             2            (5)      --       --          (3)
SST Growth Strategy Class 1                                     1.40%         1,954       (84,024)      --       --     (82,070)
SST Growth Strategy Class 1                                     1.52%            --            --       --       --          --
SST Growth Strategy Class 2                                     1.40%        20,657       (72,673)      --   (1,053)    (53,069)
SST Growth Strategy Class 2                                     1.55%            48       (12,366)      --       --     (12,318)
SST Growth Strategy Class 2                                     1.65%         1,411       (72,879)      --       --     (71,468)
SST Growth Strategy Class 2                                     1.70%         3,480       (20,030)      --       --     (16,550)
SST Growth Strategy Class 2                                     1.95%        21,688        (1,024)      --       --      20,664
SST Growth Strategy Class 3                                     1.15%         4,462        (6,046)      --       --      (1,584)
SST Growth Strategy Class 3                                     1.40%         2,341      (147,729)      --      (25)   (145,413)
SST Growth Strategy Class 3                                     1.55%        12,788      (109,344)      --       --     (96,556)
SST Growth Strategy Class 3                                     1.65%        22,132       (12,528)      --       --       9,604
SST Growth Strategy Class 3                                     1.70%           651        (2,078)      --       --      (1,427)
SST Growth Strategy Class 3                                     1.75%         3,220        (7,176)      --       --      (3,956)
SST Growth Strategy Class 3                                     1.80%         1,945       (18,218)      --       --     (16,273)
SST Growth Strategy Class 3                                     1.85%            --           (11)      --       --         (11)
SST Growth Strategy Class 3                                     1.90%             4        (1,120)      --       --      (1,116)
SST Growth Strategy Class 3                                     1.95%           671           (87)      --       --         584
SST Growth Strategy Class 3                                     2.00%            58        (4,212)      --       --      (4,154)
SST International Equity Portfolio Class 1                      1.40%         1,054       (10,344)      --   (2,395)    (11,685)
SST International Equity Portfolio Class 1                      1.52%            --            --       --       --          --
SST International Equity Portfolio Class 2                      1.40%        15,715       (74,579)   3,819       --     (55,045)
SST International Equity Portfolio Class 2                      1.55%        58,508       (47,499)   1,889       --      12,898
SST International Equity Portfolio Class 2                      1.65%        46,126      (109,226)      --       --     (63,100)
SST International Equity Portfolio Class 2                      1.70%        97,648       (39,999)      --       --      57,649
SST International Equity Portfolio Class 2                      1.95%         2,168        (5,192)      --       --      (3,024)
SST International Equity Portfolio Class 3                      1.15%        10,070        (6,710)   1,020       --       4,380
SST International Equity Portfolio Class 3                      1.40%        53,083      (140,302)      --     (196)    (87,415)
SST International Equity Portfolio Class 3                      1.55%        63,150      (114,188)      35       --     (51,003)

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the eight months ended December 31, 2014.

                                                           Contracts With              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SST International Equity Portfolio Class 3                      1.65%        17,228       (19,473)      --       --      (2,245)
SST International Equity Portfolio Class 3                      1.70%         3,423        (5,491)      --       --      (2,068)
SST International Equity Portfolio Class 3                      1.75%        22,591       (20,722)      --       --       1,869
SST International Equity Portfolio Class 3                      1.80%        10,752       (18,445)      --       --      (7,693)
SST International Equity Portfolio Class 3                      1.85%            17        (3,008)      --       --      (2,991)
SST International Equity Portfolio Class 3                      1.95%           401          (171)      --       --         230
SST International Equity Portfolio Class 3                      2.00%           499        (6,376)      --       --      (5,877)
SST International Equity Portfolio Class 3                      2.05%            --            --       --       --          --
SST Large Cap Growth Portfolio Class 1                          1.40%         2,283       (27,381)     239       --     (24,859)
SST Large Cap Growth Portfolio Class 1                          1.52%            --           (22)      --       --         (22)
SST Large Cap Growth Portfolio Class 2                          1.40%         6,490       (81,835)   3,288       --     (72,057)
SST Large Cap Growth Portfolio Class 2                          1.55%        20,317       (63,179)   2,021       --     (40,841)
SST Large Cap Growth Portfolio Class 2                          1.65%        51,496      (150,647)      --       --     (99,151)
SST Large Cap Growth Portfolio Class 2                          1.70%        14,248       (46,272)      --       --     (32,024)
SST Large Cap Growth Portfolio Class 2                          1.95%         1,164        (5,057)      --       --      (3,893)
SST Large Cap Growth Portfolio Class 3                          1.15%        10,563        (1,346)     931       --      10,148
SST Large Cap Growth Portfolio Class 3                          1.40%        26,760      (149,508)      --       --    (122,748)
SST Large Cap Growth Portfolio Class 3                          1.55%        19,248      (101,128)      --       --     (81,880)
SST Large Cap Growth Portfolio Class 3                          1.65%         3,947       (37,270)      --       --     (33,323)
SST Large Cap Growth Portfolio Class 3                          1.70%            52       (10,595)      --       --     (10,543)
SST Large Cap Growth Portfolio Class 3                          1.75%            72       (19,013)      --       --     (18,941)
SST Large Cap Growth Portfolio Class 3                          1.80%         5,165       (41,014)      --       --     (35,849)
SST Large Cap Growth Portfolio Class 3                          1.95%             1          (540)      --       --        (539)
SST Large Cap Growth Portfolio Class 3                          2.00%             1        (3,421)      --       --      (3,420)
SST Large Cap Value Portfolio Class 1                           1.40%            43       (11,253)      --   (1,476)    (12,686)
SST Large Cap Value Portfolio Class 1                           1.52%          (352)          (55)     353       --         (54)
SST Large Cap Value Portfolio Class 2                           1.40%         7,051       (49,734)   2,357       --     (40,326)
SST Large Cap Value Portfolio Class 2                           1.55%         9,041       (30,969)     747       --     (21,181)
SST Large Cap Value Portfolio Class 2                           1.65%        29,424      (120,543)      --       --     (91,119)
SST Large Cap Value Portfolio Class 2                           1.70%         8,804       (18,911)      --       --     (10,107)
SST Large Cap Value Portfolio Class 2                           1.95%           310        (3,297)      --       --      (2,987)
SST Large Cap Value Portfolio Class 3                           1.15%         4,431          (524)     488       --       4,395
SST Large Cap Value Portfolio Class 3                           1.40%         4,986       (87,346)      --     (598)    (82,958)
SST Large Cap Value Portfolio Class 3                           1.55%        21,605       (60,612)       2       --     (39,005)
SST Large Cap Value Portfolio Class 3                           1.65%           934       (17,114)      --       --     (16,180)
SST Large Cap Value Portfolio Class 3                           1.70%            28        (2,462)      --       --      (2,434)
SST Large Cap Value Portfolio Class 3                           1.75%             9        (4,057)      --       --      (4,048)
SST Large Cap Value Portfolio Class 3                           1.80%         3,222       (26,929)      --       --     (23,707)
SST Large Cap Value Portfolio Class 3                           1.95%            29          (229)      --       --        (200)
SST Large Cap Value Portfolio Class 3                           2.00%            --        (2,882)      --       --      (2,882)
SST Mid Cap Growth Portfolio Class 1                            1.40%           (33)      (13,993)     315       --     (13,711)
SST Mid Cap Growth Portfolio Class 1                            1.52%            --            --       --       --          --
SST Mid Cap Growth Portfolio Class 2                            1.40%          (510)      (25,931)   1,735       --     (24,706)
SST Mid Cap Growth Portfolio Class 2                            1.55%         2,460       (13,810)     603       --     (10,747)
SST Mid Cap Growth Portfolio Class 2                            1.65%         4,624       (66,978)      --       --     (62,354)
SST Mid Cap Growth Portfolio Class 2                            1.70%         2,031       (16,511)      --       --     (14,480)
SST Mid Cap Growth Portfolio Class 2                            1.95%           207        (2,052)      --       --      (1,845)
SST Mid Cap Growth Portfolio Class 3                            1.15%         6,983        (9,231)   1,126       --      (1,122)
SST Mid Cap Growth Portfolio Class 3                            1.40%         2,114       (57,142)      --      (65)    (55,093)
SST Mid Cap Growth Portfolio Class 3                            1.55%           630       (26,428)      --       (5)    (25,803)
SST Mid Cap Growth Portfolio Class 3                            1.65%         7,386       (19,431)      --       --     (12,045)
SST Mid Cap Growth Portfolio Class 3                            1.70%            32        (3,158)      --       --      (3,126)
SST Mid Cap Growth Portfolio Class 3                            1.75%           482        (5,933)      --       --      (5,451)
SST Mid Cap Growth Portfolio Class 3                            1.80%         1,591       (21,037)      --       --     (19,446)
SST Mid Cap Growth Portfolio Class 3                            1.85%            --          (845)      --       --        (845)
SST Mid Cap Growth Portfolio Class 3                            1.95%             1           (27)      --       --         (26)
SST Mid Cap Growth Portfolio Class 3                            2.00%            --          (724)      --       --        (724)
SST Mid Cap Value Portfolio Class 1                             1.40%           212       (11,428)      --     (804)    (12,020)
SST Mid Cap Value Portfolio Class 1                             1.52%          (346)          (30)     346       --         (30)
SST Mid Cap Value Portfolio Class 2                             1.40%         2,439       (23,918)   2,158       --     (19,321)
SST Mid Cap Value Portfolio Class 2                             1.55%         1,526       (18,530)     507       --     (16,497)
SST Mid Cap Value Portfolio Class 2                             1.65%         7,646       (66,895)      --       --     (59,249)
SST Mid Cap Value Portfolio Class 2                             1.70%         5,210       (22,270)      --       --     (17,060)
SST Mid Cap Value Portfolio Class 2                             1.95%           229        (1,403)      --       --      (1,174)
SST Mid Cap Value Portfolio Class 3                             1.15%         1,807        (3,386)     193       --      (1,386)
SST Mid Cap Value Portfolio Class 3                             1.40%         6,143       (56,297)      --     (228)    (50,382)
SST Mid Cap Value Portfolio Class 3                             1.55%         6,053       (37,635)      --       --     (31,582)
SST Mid Cap Value Portfolio Class 3                             1.65%         1,111       (13,422)      --       --     (12,311)
SST Mid Cap Value Portfolio Class 3                             1.70%            52          (963)      --       --        (911)
SST Mid Cap Value Portfolio Class 3                             1.75%        15,519       (32,108)      --       --     (16,589)
SST Mid Cap Value Portfolio Class 3                             1.80%           789       (19,743)      --       --     (18,954)
SST Mid Cap Value Portfolio Class 3                             1.85%            --          (693)      --       --        (693)

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the eight months ended December 31, 2014.

                                                           Contracts With              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SST Mid Cap Value Portfolio Class 3                             1.95%            10           (71)      --       --         (61)
SST Mid Cap Value Portfolio Class 3                             2.00%            --        (1,635)      --       --      (1,635)
SST Moderate Growth Strategy Class 1                            1.40%         1,113       (56,252)   1,136     (594)    (54,597)
SST Moderate Growth Strategy Class 1                            1.52%            --            --       --       --          --
SST Moderate Growth Strategy Class 2                            1.40%        16,579      (120,298)   1,318       --    (102,401)
SST Moderate Growth Strategy Class 2                            1.55%           139       (62,539)      --       --     (62,400)
SST Moderate Growth Strategy Class 2                            1.65%        12,123      (183,230)      --       --    (171,107)
SST Moderate Growth Strategy Class 2                            1.70%         1,461       (27,567)      --       --     (26,106)
SST Moderate Growth Strategy Class 2                            1.95%            20       (36,601)      --       --     (36,581)
SST Moderate Growth Strategy Class 3                            1.15%        19,980       (20,133)   1,512       --       1,359
SST Moderate Growth Strategy Class 3                            1.40%        22,222      (155,140)      --   (2,541)   (135,459)
SST Moderate Growth Strategy Class 3                            1.55%        11,049       (86,173)     299       --     (74,825)
SST Moderate Growth Strategy Class 3                            1.65%           218       (58,059)      --       --     (57,841)
SST Moderate Growth Strategy Class 3                            1.70%            --          (494)      --       --        (494)
SST Moderate Growth Strategy Class 3                            1.75%         1,198       (16,875)      --       --     (15,677)
SST Moderate Growth Strategy Class 3                            1.80%           504       (12,416)      --       --     (11,912)
SST Moderate Growth Strategy Class 3                            1.85%            --           (17)      --       --         (17)
SST Moderate Growth Strategy Class 3                            1.90%             8        (1,170)      --       --      (1,162)
SST Moderate Growth Strategy Class 3                            1.95%            --            --       --       --          --
SST Moderate Growth Strategy Class 3                            2.00%             1          (153)      --       --        (152)
SST Real Return Portfolio Class 3                               1.15%           178        (2,335)      --       --      (2,157)
SST Real Return Portfolio Class 3                               1.40%         5,482       (95,091)      --       --     (89,609)
SST Real Return Portfolio Class 3                               1.55%        17,639       (91,497)       3       --     (73,855)
SST Real Return Portfolio Class 3                               1.65%        12,803       (14,748)      --       --      (1,945)
SST Real Return Portfolio Class 3                               1.70%        10,185       (45,180)      --       --     (34,995)
SST Real Return Portfolio Class 3                               1.75%         3,996       (27,786)      --       --     (23,790)
SST Real Return Portfolio Class 3                               1.80%         1,299       (10,287)      --       --      (8,988)
SST Real Return Portfolio Class 3                               1.85%             8           (83)      --       --         (75)
SST Real Return Portfolio Class 3                               1.95%           572        (2,781)      --       --      (2,209)
SST Real Return Portfolio Class 3                               2.00%            97        (2,858)      --       --      (2,761)
SST Real Return Portfolio Class 3                               2.05%            50           (46)      --       --           4
SAST Dynamic Allocation Portfolio Class 3                       1.15%             9          (268)      --       --        (259)
SAST Dynamic Allocation Portfolio Class 3                       1.40%       320,330       (70,919)      --       --     249,411
SAST Dynamic Allocation Portfolio Class 3                       1.55%       389,624      (151,039)      --       --     238,585
SAST Dynamic Allocation Portfolio Class 3                       1.65%        60,716       (31,066)      --       --      29,650
SAST Dynamic Allocation Portfolio Class 3                       1.75%        64,146       (20,407)      --       --      43,739
SAST Dynamic Allocation Portfolio Class 3                       1.80%         1,475          (838)      --       --         637
SAST Dynamic Allocation Portfolio Class 3                       1.85%        25,332        (2,731)      --       --      22,601
SAST Dynamic Allocation Portfolio Class 3                       1.90%        43,724        (5,713)      --       --      38,011
SAST Dynamic Allocation Portfolio Class 3                       2.00%         8,227        (2,055)      --       --       6,172
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.15%             6          (493)      --       --        (487)
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.40%       294,211       (66,228)      --       --     227,983
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.55%       366,693      (160,861)      --       --     205,832
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.65%        57,152       (29,731)      --       --      27,421
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.75%        76,106       (57,524)      --       --      18,582
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.80%         1,443          (779)      --       --         664
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.85%            61        (1,104)      --       --      (1,043)
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.90%        43,877        (2,745)      --       --      41,132
SAST SunAmerica Dynamic Strategy Portfolio Class 3              2.00%         8,268        (2,032)      --       --       6,236
SST Small Cap Portfolio Class 1                                 1.40%         4,677        (7,663)      --   (1,438)     (4,424)
SST Small Cap Portfolio Class 1                                 1.52%            --            --       --       --          --
SST Small Cap Portfolio Class 2                                 1.40%           519       (41,490)   2,791       --     (38,180)
SST Small Cap Portfolio Class 2                                 1.55%        12,224       (29,712)   1,604       --     (15,884)
SST Small Cap Portfolio Class 2                                 1.65%        11,962       (90,398)      --       --     (78,436)
SST Small Cap Portfolio Class 2                                 1.70%        12,369       (43,251)      --       --     (30,882)
SST Small Cap Portfolio Class 2                                 1.95%           435        (2,579)      --       --      (2,144)
SST Small Cap Portfolio Class 3                                 1.15%         7,187        (1,616)     894       --       6,465
SST Small Cap Portfolio Class 3                                 1.40%        12,895       (96,710)      --       --     (83,815)
SST Small Cap Portfolio Class 3                                 1.55%        10,215       (49,765)      --       --     (39,550)
SST Small Cap Portfolio Class 3                                 1.65%         7,824       (16,567)      --       --      (8,743)

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the eight months ended December 31, 2014.

                                                           Contracts With              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SST Small Cap Portfolio Class 3                                 1.70%           597        (2,079)     --       --       (1,482)
SST Small Cap Portfolio Class 3                                 1.75%         2,379        (8,879)     --       --       (6,500)
SST Small Cap Portfolio Class 3                                 1.80%         8,526       (13,931)     --       --       (5,405)
SST Small Cap Portfolio Class 3                                 1.95%            94          (181)     --       --          (87)
SST Small Cap Portfolio Class 3                                 2.00%            34        (3,568)     --       --       (3,534)
SST Small Cap Portfolio Class 3                                 2.05%            82           (94)     --       --          (12)
T Rowe Price Blue Chip Growth Portfolio Class II                1.15%           834        (3,309)    742       --       (1,733)
T Rowe Price Blue Chip Growth Portfolio Class II                1.40%         9,316       (36,892)     --      (18)     (27,594)
T Rowe Price Blue Chip Growth Portfolio Class II                1.55%        13,687       (23,693)     --       --      (10,006)
T Rowe Price Blue Chip Growth Portfolio Class II                1.65%         5,464        (6,384)     --       --         (920)
T Rowe Price Blue Chip Growth Portfolio Class II                1.75%            34        (5,507)     --       --       (5,473)
T Rowe Price Blue Chip Growth Portfolio Class II                1.80%         3,250        (3,547)     --       --         (297)
T Rowe Price Blue Chip Growth Portfolio Class II                1.85%             1           (26)     --       --          (25)
T Rowe Price Blue Chip Growth Portfolio Class II                1.90%             7          (375)     --       --         (368)
T Rowe Price Blue Chip Growth Portfolio Class II                2.00%             1          (224)     --       --         (223)
T Rowe Price Equity Income Portfolio Class II                   1.15%           (78)       (1,184)     89       --       (1,173)
T Rowe Price Equity Income Portfolio Class II                   1.40%        18,505       (51,946)     --      (96)     (33,537)
T Rowe Price Equity Income Portfolio Class II                   1.55%        11,813       (61,002)     --       --      (49,189)
T Rowe Price Equity Income Portfolio Class II                   1.65%           549        (5,782)     --       --       (5,233)
T Rowe Price Equity Income Portfolio Class II                   1.75%           645       (13,442)     --       --      (12,797)
T Rowe Price Equity Income Portfolio Class II                   1.80%            39        (3,925)     --       --       (3,886)
T Rowe Price Equity Income Portfolio Class II                   1.85%             9          (100)     --       --          (91)
T Rowe Price Equity Income Portfolio Class II                   1.90%            74        (1,098)     --       --       (1,024)
T Rowe Price Equity Income Portfolio Class II                   2.00%            10          (875)     --       --         (865)
T Rowe Price Equity Income Portfolio Class II                   2.05%            16           (63)     --       --          (47)
Fidelity VIP Contrafund Portfolio Service Class 2               1.15%         4,279        (2,385)    905       --        2,799
Fidelity VIP Contrafund Portfolio Service Class 2               1.40%        16,853       (58,120)     --      (40)     (41,307)
Fidelity VIP Contrafund Portfolio Service Class 2               1.55%        33,138       (54,718)     --       --      (21,580)
Fidelity VIP Contrafund Portfolio Service Class 2               1.65%         1,782        (7,428)     --       --       (5,646)
Fidelity VIP Contrafund Portfolio Service Class 2               1.75%        14,986        (8,711)     --       --        6,275
Fidelity VIP Contrafund Portfolio Service Class 2               1.80%        15,008        (6,786)     --       --        8,222
Fidelity VIP Contrafund Portfolio Service Class 2               1.85%            --           (63)     --       --          (63)
Fidelity VIP Contrafund Portfolio Service Class 2               1.90%            13          (678)     --       --         (665)
Fidelity VIP Contrafund Portfolio Service Class 2               2.00%            --          (357)     --       --         (357)
Fidelity VIP Contrafund Portfolio Service Class 2               2.05%            --           (87)     --       --          (87)
Fidelity VIP Equity-Income Portfolio Service Class 2            1.15%           (71)       (1,607)     94       --       (1,584)
Fidelity VIP Equity-Income Portfolio Service Class 2            1.40%        15,997       (32,173)     --     (101)     (16,277)
Fidelity VIP Equity-Income Portfolio Service Class 2            1.55%        17,093       (50,243)     --       --      (33,150)
Fidelity VIP Equity-Income Portfolio Service Class 2            1.65%         3,308       (15,307)     --       --      (11,999)
Fidelity VIP Equity-Income Portfolio Service Class 2            1.75%        51,479       (87,806)     --       --      (36,327)
Fidelity VIP Equity-Income Portfolio Service Class 2            1.80%        16,972        (4,389)     --       --       12,583
Fidelity VIP Equity-Income Portfolio Service Class 2            1.85%             2          (102)     --       --         (100)
Fidelity VIP Equity-Income Portfolio Service Class 2            1.90%            49        (1,099)     --       --       (1,050)
Fidelity VIP Equity-Income Portfolio Service Class 2            2.00%             1          (816)     --       --         (815)
Fidelity VIP Investment Grade Bond Portfolio Service
  Class 2                                                       1.15%         1,052        (3,577)    268       --       (2,257)
Fidelity VIP Investment Grade Bond Portfolio Service
  Class 2                                                       1.40%        58,826      (158,379)     --     (287)     (99,840)
Fidelity VIP Investment Grade Bond Portfolio Service
  Class 2                                                       1.55%        53,397      (203,708)     --       --     (150,311)
Fidelity VIP Investment Grade Bond Portfolio Service
  Class 2                                                       1.65%        15,149       (33,007)     --       --      (17,858)
Fidelity VIP Investment Grade Bond Portfolio Service
  Class 2                                                       1.75%         5,747       (26,361)     --       --      (20,614)
Fidelity VIP Investment Grade Bond Portfolio Service
  Class 2                                                       1.80%         7,253       (40,265)     --       --      (33,012)
Fidelity VIP Investment Grade Bond Portfolio Service
  Class 2                                                       1.85%           113          (454)     --       --         (341)
Fidelity VIP Investment Grade Bond Portfolio Service
  Class 2                                                       1.90%           688        (3,118)     --       --       (2,430)
Fidelity VIP Investment Grade Bond Portfolio Service
  Class 2                                                       2.00%           142        (3,215)     --       --       (3,073)
Fidelity VIP Mid Cap Portfolio Service Class 2                  1.15%            40        (1,981)    146       --       (1,795)
Fidelity VIP Mid Cap Portfolio Service Class 2                  1.40%        21,220       (70,521)     --     (157)     (49,458)
Fidelity VIP Mid Cap Portfolio Service Class 2                  1.55%        16,237       (82,328)     --       --      (66,091)
Fidelity VIP Mid Cap Portfolio Service Class 2                  1.65%         2,775        (8,295)     --       --       (5,520)
Fidelity VIP Mid Cap Portfolio Service Class 2                  1.75%         1,768       (12,506)     --       --      (10,738)
Fidelity VIP Mid Cap Portfolio Service Class 2                  1.80%         6,466        (3,185)     --       --        3,281
Fidelity VIP Mid Cap Portfolio Service Class 2                  1.85%            50          (167)     --       --         (117)
Fidelity VIP Mid Cap Portfolio Service Class 2                  1.90%           354        (1,650)     --       --       (1,296)
Fidelity VIP Mid Cap Portfolio Service Class 2                  2.00%            51        (1,284)     --       --       (1,233)
Fidelity VIP Overseas Portfolio Service Class 2                 1.15%         1,493        (1,800)    113       --         (194)
Fidelity VIP Overseas Portfolio Service Class 2                 1.40%        23,573       (40,578)     --     (121)     (17,126)
Fidelity VIP Overseas Portfolio Service Class 2                 1.55%        36,670       (81,608)     --       --      (44,938)
Fidelity VIP Overseas Portfolio Service Class 2                 1.65%         4,183        (5,365)     --       --       (1,182)
Fidelity VIP Overseas Portfolio Service Class 2                 1.75%         7,341        (8,513)     --       --       (1,172)
Fidelity VIP Overseas Portfolio Service Class 2                 1.80%        16,455        (1,369)     --       --       15,086
Fidelity VIP Overseas Portfolio Service Class 2                 1.85%           196           (74)     --       --          122
Fidelity VIP Overseas Portfolio Service Class 2                 1.90%         1,573        (1,053)     --       --          520
Fidelity VIP Overseas Portfolio Service Class 2                 2.00%           380          (912)     --       --         (532)

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended April 30, 2014.

                                              Contracts With                Accumulation   Annuity       Annuity
                                                  a Total      Accumulation    Units        Units         Units      Net Increase
Sub-accounts                                  Expense of /(1)/ Units Issued   Redeemed   Issued /(1)/ Redeemed /(1)/  (Decrease)
------------                                  ---------------  ------------ ------------ -----------  -------------  ------------
SAST American Funds Global Growth Portfolio
  Class 3                                          1.15%          18,160         (7,135)      --            --            11,025
SAST American Funds Global Growth Portfolio
  Class 3                                          1.40%          29,540       (101,213)      68            --           (71,605)
SAST American Funds Global Growth Portfolio
  Class 3                                          1.55%          26,035       (198,886)      --            --          (172,851)
SAST American Funds Global Growth Portfolio
  Class 3                                          1.65%           6,032        (19,923)      --            --           (13,891)
SAST American Funds Global Growth Portfolio
  Class 3                                          1.75%           6,067        (31,336)      --            --           (25,269)
SAST American Funds Global Growth Portfolio
  Class 3                                          1.80%           4,935        (11,090)      --            --            (6,155)
SAST American Funds Global Growth Portfolio
  Class 3                                          1.85%           1,296         (2,914)      --            --            (1,618)
SAST American Funds Global Growth Portfolio
  Class 3                                          1.90%             852         (6,152)      --            --            (5,300)
SAST American Funds Global Growth Portfolio
  Class 3                                          2.00%           1,010         (2,447)      --            --            (1,437)
SAST American Funds Global Growth Portfolio
  Class 3                                          2.05%              --            (15)      --            --               (15)
SAST American Funds Global Growth Portfolio
  Class 3                                          2.20%              --            (13)      --            --               (13)
SAST American Funds Global Growth Portfolio
  Class 3                                          2.30%              --         (1,206)      --            --            (1,206)
SAST American Funds Growth Portfolio Class 3       1.15%             877         (1,097)      --            --              (220)
SAST American Funds Growth Portfolio Class 3       1.40%          14,222        (53,406)      27            --           (39,157)
SAST American Funds Growth Portfolio Class 3       1.55%          46,385       (166,390)      --            --          (120,005)
SAST American Funds Growth Portfolio Class 3       1.65%           1,425         (9,274)      --            --            (7,849)
SAST American Funds Growth Portfolio Class 3       1.75%           1,945        (15,998)      --            --           (14,053)
SAST American Funds Growth Portfolio Class 3       1.80%             261         (3,538)      --            --            (3,277)
SAST American Funds Growth Portfolio Class 3       1.85%              68         (1,189)      --            --            (1,121)
SAST American Funds Growth Portfolio Class 3       1.90%             382         (2,839)      --            --            (2,457)
SAST American Funds Growth Portfolio Class 3       2.00%             451         (1,039)      --            --              (588)
SAST American Funds Growth Portfolio Class 3       2.05%              11            (91)      --            --               (80)
SAST American Funds Growth Portfolio Class 3       2.20%              --            (14)      --            --               (14)
SAST American Funds Growth Portfolio Class 3       2.30%              --           (612)      --            --              (612)
SAST American Funds Growth-Income Portfolio
  Class 3                                          1.15%           8,522         (4,764)      --            --             3,758
SAST American Funds Growth-Income Portfolio
  Class 3                                          1.40%          31,612        (84,799)      47            --           (53,140)
SAST American Funds Growth-Income Portfolio
  Class 3                                          1.55%          37,617       (129,538)      --            --           (91,921)
SAST American Funds Growth-Income Portfolio
  Class 3                                          1.65%             937        (12,021)      --            --           (11,084)
SAST American Funds Growth-Income Portfolio
  Class 3                                          1.75%           3,365        (31,109)      --            --           (27,744)
SAST American Funds Growth-Income Portfolio
  Class 3                                          1.80%           2,622         (9,047)      --            --            (6,425)
SAST American Funds Growth-Income Portfolio
  Class 3                                          1.85%             135         (2,051)      --            --            (1,916)
SAST American Funds Growth-Income Portfolio
  Class 3                                          1.90%             543         (4,571)      --            --            (4,028)
SAST American Funds Growth-Income Portfolio
  Class 3                                          2.00%              46         (2,308)      --            --            (2,262)
SAST American Funds Growth-Income Portfolio
  Class 3                                          2.05%              --           (100)      --            --              (100)
SAST American Funds Growth-Income Portfolio
  Class 3                                          2.20%              --            (14)      --            --               (14)
SAST American Funds Growth-Income Portfolio
  Class 3                                          2.30%              --         (1,040)      --            --            (1,040)
SST Allocation Balanced Portfolio Class 3          1.15%          37,140        (16,486)      --            --            20,654
SST Allocation Balanced Portfolio Class 3          1.40%         201,567     (1,072,198)     464            --          (870,167)
SST Allocation Balanced Portfolio Class 3          1.55%         229,679     (1,612,696)      --            --        (1,383,017)
SST Allocation Balanced Portfolio Class 3          1.65%          29,258        (79,305)      --            --           (50,047)
SST Allocation Balanced Portfolio Class 3          1.70%           5,051       (151,294)      --            --          (146,243)
SST Allocation Balanced Portfolio Class 3          1.75%          13,168       (246,526)      --            --          (233,358)
SST Allocation Balanced Portfolio Class 3          1.80%          40,814       (122,761)      --            --           (81,947)
SST Allocation Balanced Portfolio Class 3          1.85%           9,064        (38,717)      --            --           (29,653)
SST Allocation Balanced Portfolio Class 3          1.90%             505        (15,123)      --            --           (14,618)
SST Allocation Balanced Portfolio Class 3          1.95%           5,102       (119,294)      --            --          (114,192)
SST Allocation Balanced Portfolio Class 3          2.00%             510        (11,512)      --            --           (11,002)
SST Allocation Balanced Portfolio Class 3          2.05%              --         (1,361)      --            --            (1,361)
SST Allocation Balanced Portfolio Class 3          2.20%              --            (11)      --            --               (11)
SST Allocation Balanced Portfolio Class 3          2.30%              --         (2,001)      --            --            (2,001)
SST Allocation Growth Portfolio Class 3            1.15%          15,808        (14,010)      --            --             1,798
SST Allocation Growth Portfolio Class 3            1.40%          72,485       (484,983)      --          (271)         (412,769)
SST Allocation Growth Portfolio Class 3            1.55%          20,562       (607,721)      --            --          (587,159)
SST Allocation Growth Portfolio Class 3            1.65%             623        (10,645)      --            --           (10,022)
SST Allocation Growth Portfolio Class 3            1.70%          20,501        (92,162)      --            --           (71,661)
SST Allocation Growth Portfolio Class 3            1.75%           2,217        (56,710)      --            --           (54,493)
SST Allocation Growth Portfolio Class 3            1.80%             758        (66,622)      --            --           (65,864)
SST Allocation Growth Portfolio Class 3            1.85%              --             (9)      --            --                (9)
SST Allocation Growth Portfolio Class 3            1.90%              36            (49)      --            --               (13)
SST Allocation Growth Portfolio Class 3            1.95%             249         (4,160)      --            --            (3,911)

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended April 30, 2014.

                                                           Contracts With              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SST Allocation Growth Portfolio Class 3                         2.00%             2           (516)     --       --         (514)
SST Allocation Growth Portfolio Class 3                         2.20%            --            (13)     --       --          (13)
SST Allocation Growth Portfolio Class 3                         2.30%            --            (13)     --       --          (13)
SST Allocation Moderate Growth Portfolio Class 3                1.15%        43,319       (138,197)     --       --      (94,878)
SST Allocation Moderate Growth Portfolio Class 3                1.40%       285,668     (2,715,547)     --       --   (2,429,879)
SST Allocation Moderate Growth Portfolio Class 3                1.55%       463,174     (4,510,320)     --       --   (4,047,146)
SST Allocation Moderate Growth Portfolio Class 3                1.65%        15,031       (400,534)     --       --     (385,503)
SST Allocation Moderate Growth Portfolio Class 3                1.70%        15,025       (166,454)     --       --     (151,429)
SST Allocation Moderate Growth Portfolio Class 3                1.75%        71,931       (867,347)     --       --     (795,416)
SST Allocation Moderate Growth Portfolio Class 3                1.80%        36,056       (190,017)     --       --     (153,961)
SST Allocation Moderate Growth Portfolio Class 3                1.85%           428        (46,077)     --       --      (45,649)
SST Allocation Moderate Growth Portfolio Class 3                1.90%        48,656       (207,400)     --       --     (158,744)
SST Allocation Moderate Growth Portfolio Class 3                1.95%        18,337        (20,854)     --       --       (2,517)
SST Allocation Moderate Growth Portfolio Class 3                2.00%         9,553        (39,954)     --       --      (30,401)
SST Allocation Moderate Growth Portfolio Class 3                2.05%         3,422         (3,516)     --       --          (94)
SST Allocation Moderate Growth Portfolio Class 3                2.20%            --            (12)     --       --          (12)
SST Allocation Moderate Growth Portfolio Class 3                2.30%            --            (13)     --       --          (13)
SST Allocation Moderate Portfolio Class 3                       1.15%        76,338        (64,001)     --       --       12,337
SST Allocation Moderate Portfolio Class 3                       1.40%       283,993     (1,141,373)  5,281       --     (852,099)
SST Allocation Moderate Portfolio Class 3                       1.55%       249,030     (1,853,133)     --      (35)  (1,604,138)
SST Allocation Moderate Portfolio Class 3                       1.65%        18,793       (112,847)     --       --      (94,054)
SST Allocation Moderate Portfolio Class 3                       1.70%        10,910       (114,546)     --       --     (103,636)
SST Allocation Moderate Portfolio Class 3                       1.75%        27,170       (355,071)     --       --     (327,901)
SST Allocation Moderate Portfolio Class 3                       1.80%        28,187        (69,615)     --       --      (41,428)
SST Allocation Moderate Portfolio Class 3                       1.85%         3,904        (52,210)     --       --      (48,306)
SST Allocation Moderate Portfolio Class 3                       1.90%           835        (51,903)     --       --      (51,068)
SST Allocation Moderate Portfolio Class 3                       1.95%            29        (10,811)     --       --      (10,782)
SST Allocation Moderate Portfolio Class 3                       2.00%           479        (26,789)     --       --      (26,310)
SST Allocation Moderate Portfolio Class 3                       2.05%         3,909         (4,396)     --       --         (487)
SST Allocation Moderate Portfolio Class 3                       2.20%            --            (12)     --       --          (12)
SST Allocation Moderate Portfolio Class 3                       2.30%            --        (35,067)     --       --      (35,067)
SST Balanced Growth Strategy Class 1                            1.40%        16,633       (125,099)     --     (345)    (108,811)
SST Balanced Growth Strategy Class 1                            1.52%         1,660        (14,605)     --       --      (12,945)
SST Balanced Growth Strategy Class 2                            1.40%        13,656       (314,035) 21,978       --     (278,401)
SST Balanced Growth Strategy Class 2                            1.55%        17,340        (93,043)     --     (203)     (75,906)
SST Balanced Growth Strategy Class 2                            1.65%       136,771       (525,672)     --       --     (388,901)
SST Balanced Growth Strategy Class 2                            1.70%        32,061        (54,209)     --       --      (22,148)
SST Balanced Growth Strategy Class 2                            1.95%           648        (13,173)     --       --      (12,525)
SST Balanced Growth Strategy Class 3                            1.15%        12,960        (14,754)     --       --       (1,794)
SST Balanced Growth Strategy Class 3                            1.40%        36,116       (213,925)     --     (282)    (178,091)
SST Balanced Growth Strategy Class 3                            1.55%        64,289       (121,951)     --       --      (57,662)
SST Balanced Growth Strategy Class 3                            1.65%         3,487       (112,456)     --       --     (108,969)
SST Balanced Growth Strategy Class 3                            1.70%           681         (1,862)     --       --       (1,181)
SST Balanced Growth Strategy Class 3                            1.75%        12,258        (18,930)     --       --       (6,672)
SST Balanced Growth Strategy Class 3                            1.80%         5,149        (11,556)     --       --       (6,407)
SST Balanced Growth Strategy Class 3                            1.85%            --             (5)     --       --           (5)
SST Balanced Growth Strategy Class 3                            1.90%            50           (418)     --       --         (368)
SST Balanced Growth Strategy Class 3                            1.95%         3,003           (177)     --       --        2,826
SST Balanced Growth Strategy Class 3                            2.00%           200           (582)     --       --         (382)
SST Balanced Growth Strategy Class 3                            2.05%            --            (13)     --       --          (13)
SST Balanced Growth Strategy Class 3                            2.20%            --             (7)     --       --           (7)
SST Balanced Growth Strategy Class 3                            2.30%            --             (7)     --       --           (7)
SST Cash Management Portfolio Class 1                           1.40%        84,128        (80,008)     --       --        4,120
SST Cash Management Portfolio Class 1                           1.52%            --            (10)     --       --          (10)
SST Cash Management Portfolio Class 2                           1.40%       147,610       (197,765)  2,854       --      (47,301)
SST Cash Management Portfolio Class 2                           1.55%       776,424       (757,817)  4,945       --       23,552
SST Cash Management Portfolio Class 2                           1.65%       580,005       (700,608)     --       --     (120,603)
SST Cash Management Portfolio Class 2                           1.70%       202,997       (200,323)     --       --        2,674
SST Cash Management Portfolio Class 2                           1.95%         9,187        (21,561)     --       --      (12,374)
SST Cash Management Portfolio Class 3                           1.15%       155,693        (92,237)     --       --       63,456
SST Cash Management Portfolio Class 3                           1.40%       503,650       (832,573)     --   (1,610)    (330,533)
SST Cash Management Portfolio Class 3                           1.55%       944,415     (1,308,393)     --       --     (363,978)
SST Cash Management Portfolio Class 3                           1.65%       390,125       (292,216)     --       --       97,909
SST Cash Management Portfolio Class 3                           1.70%         5,485         (7,280)     --       --       (1,795)
SST Cash Management Portfolio Class 3                           1.75%        87,199       (113,870)     --       --      (26,671)
SST Cash Management Portfolio Class 3                           1.80%       114,181       (120,479)     --       --       (6,298)
SST Cash Management Portfolio Class 3                           1.85%        66,728        (92,153)     --       --      (25,425)
SST Cash Management Portfolio Class 3                           1.90%        35,769        (45,990)     --       --      (10,221)
SST Cash Management Portfolio Class 3                           1.95%           918         (2,905)     --       --       (1,987)

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended April 30, 2014.

                                                           Contracts With              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SST Cash Management Portfolio Class 3                           2.00%           196       (26,517)      --       --     (26,321)
SST Cash Management Portfolio Class 3                           2.05%            --            (9)      --       --          (9)
SST Cash Management Portfolio Class 3                           2.20%            --            (9)      --       --          (9)
SST Cash Management Portfolio Class 3                           2.30%        71,219       (71,229)      --       --         (10)
SST Conservative Growth Strategy Class 1                        1.40%        18,761      (141,202)      --     (237)   (122,678)
SST Conservative Growth Strategy Class 1                        1.52%            --        (2,246)      --       --      (2,246)
SST Conservative Growth Strategy Class 2                        1.40%         7,540      (255,632)   1,483       --    (246,609)
SST Conservative Growth Strategy Class 2                        1.55%        22,158      (107,729)      --       --     (85,571)
SST Conservative Growth Strategy Class 2                        1.65%        76,490      (304,981)      --       --    (228,491)
SST Conservative Growth Strategy Class 2                        1.70%         2,828       (19,788)      --       --     (16,960)
SST Conservative Growth Strategy Class 2                        1.95%         8,272        (3,528)      --       --       4,744
SST Conservative Growth Strategy Class 3                        1.15%        18,617        (9,740)      --       --       8,877
SST Conservative Growth Strategy Class 3                        1.40%        58,760      (328,858)     947   (1,252)   (270,403)
SST Conservative Growth Strategy Class 3                        1.55%        37,682      (179,188)      --      (27)   (141,533)
SST Conservative Growth Strategy Class 3                        1.65%         1,709       (95,905)      --       --     (94,196)
SST Conservative Growth Strategy Class 3                        1.70%        18,602       (35,413)      --       --     (16,811)
SST Conservative Growth Strategy Class 3                        1.75%         6,959       (23,109)      --       --     (16,150)
SST Conservative Growth Strategy Class 3                        1.80%         4,035       (23,212)      --       --     (19,177)
SST Conservative Growth Strategy Class 3                        1.85%            --           (24)      --       --         (24)
SST Conservative Growth Strategy Class 3                        1.90%           156          (447)      --       --        (291)
SST Conservative Growth Strategy Class 3                        1.95%           325        (2,956)      --       --      (2,631)
SST Conservative Growth Strategy Class 3                        2.00%         1,019          (439)      --       --         580
SST Conservative Growth Strategy Class 3                        2.05%            --            (6)      --       --          (6)
SST Conservative Growth Strategy Class 3                        2.20%            --            (7)      --       --          (7)
SST Conservative Growth Strategy Class 3                        2.30%            --            (7)      --       --          (7)
SST Diversified Fixed Income Portfolio Class 1                  1.40%         3,972       (87,559)      --     (734)    (84,321)
SST Diversified Fixed Income Portfolio Class 1                  1.52%            --        (2,658)      --       --      (2,658)
SST Diversified Fixed Income Portfolio Class 2                  1.40%        65,431      (185,276)   1,879       --    (117,966)
SST Diversified Fixed Income Portfolio Class 2                  1.55%        40,118      (147,815)      --       --    (107,697)
SST Diversified Fixed Income Portfolio Class 2                  1.65%       244,425      (500,306)      --       --    (255,881)
SST Diversified Fixed Income Portfolio Class 2                  1.70%        23,966      (106,601)      --       --     (82,635)
SST Diversified Fixed Income Portfolio Class 2                  1.95%         4,963       (22,414)      --       --     (17,451)
SST Diversified Fixed Income Portfolio Class 3                  1.15%         6,533       (18,558)      --       --     (12,025)
SST Diversified Fixed Income Portfolio Class 3                  1.40%        82,076      (259,265)      --      (79)   (177,268)
SST Diversified Fixed Income Portfolio Class 3                  1.55%        84,552      (323,318)      --       --    (238,766)
SST Diversified Fixed Income Portfolio Class 3                  1.65%        29,281       (94,221)      --       --     (64,940)
SST Diversified Fixed Income Portfolio Class 3                  1.70%        11,360       (36,862)      --       --     (25,502)
SST Diversified Fixed Income Portfolio Class 3                  1.75%         9,272       (61,344)      --       --     (52,072)
SST Diversified Fixed Income Portfolio Class 3                  1.80%        14,849       (60,608)      --       --     (45,759)
SST Diversified Fixed Income Portfolio Class 3                  1.85%            --          (164)      --       --        (164)
SST Diversified Fixed Income Portfolio Class 3                  1.90%            42           (10)      --       --          32
SST Diversified Fixed Income Portfolio Class 3                  1.95%           785       (32,300)      --       --     (31,515)
SST Diversified Fixed Income Portfolio Class 3                  2.00%           732          (190)      --       --         542
SST Diversified Fixed Income Portfolio Class 3                  2.05%            --            (8)      --       --          (8)
SST Diversified Fixed Income Portfolio Class 3                  2.20%            --            (8)      --       --          (8)
SST Diversified Fixed Income Portfolio Class 3                  2.30%            --            (8)      --       --          (8)
SST Focus Growth Portfolio Class 1                              1.40%         1,075       (21,624)      --      (83)    (20,632)
SST Focus Growth Portfolio Class 1                              1.52%           648        (1,547)      --       --        (899)
SST Focus Growth Portfolio Class 2                              1.40%        40,358      (244,004)      --      (97)   (203,743)
SST Focus Growth Portfolio Class 2                              1.55%         5,632       (84,690)      --       --     (79,058)
SST Focus Growth Portfolio Class 2                              1.65%        84,392      (375,730)      --       --    (291,338)
SST Focus Growth Portfolio Class 2                              1.70%         8,405       (56,668)      --       --     (48,263)
SST Focus Growth Portfolio Class 2                              1.95%           144       (12,659)      --       --     (12,515)
SST Focus Growth Portfolio Class 3                              1.15%         7,030        (9,126)      --       --      (2,096)
SST Focus Growth Portfolio Class 3                              1.40%        14,358      (418,839)   1,096   (1,239)   (404,624)
SST Focus Growth Portfolio Class 3                              1.55%        18,978      (200,993)      --      (18)   (182,033)
SST Focus Growth Portfolio Class 3                              1.65%        21,710      (137,915)      --       --    (116,205)
SST Focus Growth Portfolio Class 3                              1.70%            12        (1,596)      --       --      (1,584)
SST Focus Growth Portfolio Class 3                              1.75%        84,081      (111,026)      --       --     (26,945)
SST Focus Growth Portfolio Class 3                              1.80%         1,920       (27,335)      --       --     (25,415)
SST Focus Growth Portfolio Class 3                              1.85%             3           (17)      --       --         (14)
SST Focus Growth Portfolio Class 3                              1.90%            --           (25)      --       --         (25)
SST Focus Growth Portfolio Class 3                              1.95%           114          (448)      --       --        (334)
SST Focus Growth Portfolio Class 3                              2.00%           109        (2,350)      --       --      (2,241)
SST Focus Growth Portfolio Class 3                              2.05%            26          (198)      --       --        (172)
SST Focus Growth Portfolio Class 3                              2.20%            --           (56)      --       --         (56)
SST Focus Growth Portfolio Class 3                              2.30%            --           (57)      --       --         (57)
SST Focus Value Portfolio Class 2                               1.40%         4,251       (43,852)      --      (28)    (39,629)
SST Focus Value Portfolio Class 2                               1.55%        10,365       (28,147)      --       --     (17,782)
SST Focus Value Portfolio Class 2                               1.65%        25,289      (112,315)      --       --     (87,026)

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended April 30, 2014.

                                                           Contracts With              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SST Focus Value Portfolio Class 2                               1.70%         6,238       (25,041)      --      --      (18,803)
SST Focus Value Portfolio Class 2                               1.95%            29        (2,713)      --      --       (2,684)
SST Focus Value Portfolio Class 3                               1.15%            53        (2,346)      --      --       (2,293)
SST Focus Value Portfolio Class 3                               1.40%        10,373      (100,344)       5      --      (89,966)
SST Focus Value Portfolio Class 3                               1.55%        30,122       (84,770)      --      (5)     (54,653)
SST Focus Value Portfolio Class 3                               1.65%         7,504       (22,914)      --      --      (15,410)
SST Focus Value Portfolio Class 3                               1.70%            13        (2,679)      --      --       (2,666)
SST Focus Value Portfolio Class 3                               1.75%        10,834       (33,529)      --      --      (22,695)
SST Focus Value Portfolio Class 3                               1.80%           213        (7,740)      --      --       (7,527)
SST Focus Value Portfolio Class 3                               1.85%            --            (8)      --      --           (8)
SST Focus Value Portfolio Class 3                               1.90%            --            (4)      --      --           (4)
SST Focus Value Portfolio Class 3                               1.95%            --            (4)      --      --           (4)
SST Focus Value Portfolio Class 3                               2.00%             5           (14)      --      --           (9)
SST Focus Value Portfolio Class 3                               2.05%            --           (11)      --      --          (11)
SST Focus Value Portfolio Class 3                               2.20%            --            (8)      --      --           (8)
SST Focus Value Portfolio Class 3                               2.30%            --            (8)      --      --           (8)
SST Growth Strategy Class 1                                     1.40%        12,209       (95,182)      --    (427)     (83,400)
SST Growth Strategy Class 1                                     1.52%            --        (1,289)      --      --       (1,289)
SST Growth Strategy Class 2                                     1.40%        37,149      (108,714)      --     (47)     (71,612)
SST Growth Strategy Class 2                                     1.55%        14,293       (51,183)      --      --      (36,890)
SST Growth Strategy Class 2                                     1.65%        30,372      (192,661)      --      --     (162,289)
SST Growth Strategy Class 2                                     1.70%         6,809       (16,199)      --      --       (9,390)
SST Growth Strategy Class 2                                     1.95%            35        (1,206)      --      --       (1,171)
SST Growth Strategy Class 3                                     1.15%        14,819       (14,876)      --      --          (57)
SST Growth Strategy Class 3                                     1.40%        73,238      (156,514)     233    (264)     (83,307)
SST Growth Strategy Class 3                                     1.55%       107,280      (127,287)      --      --      (20,007)
SST Growth Strategy Class 3                                     1.65%        11,212       (98,624)      --      --      (87,412)
SST Growth Strategy Class 3                                     1.70%            74        (8,326)      --      --       (8,252)
SST Growth Strategy Class 3                                     1.75%         5,058       (22,375)      --      --      (17,317)
SST Growth Strategy Class 3                                     1.80%           774       (36,573)      --      --      (35,799)
SST Growth Strategy Class 3                                     1.85%            --           (19)      --      --          (19)
SST Growth Strategy Class 3                                     1.90%             9          (546)      --      --         (537)
SST Growth Strategy Class 3                                     1.95%             2          (290)      --      --         (288)
SST Growth Strategy Class 3                                     2.00%           195        (4,024)      --      --       (3,829)
SST Growth Strategy Class 3                                     2.05%            --           (11)      --      --          (11)
SST Growth Strategy Class 3                                     2.20%            --            (7)      --      --           (7)
SST Growth Strategy Class 3                                     2.30%            --            (7)      --      --           (7)
SST International Equity Portfolio Class 1                      1.40%         9,167       (41,246)      30      --      (32,049)
SST International Equity Portfolio Class 1                      1.52%            --        (6,828)      --      --       (6,828)
SST International Equity Portfolio Class 2                      1.40%        28,048       (90,955)   1,457      --      (61,450)
SST International Equity Portfolio Class 2                      1.55%        64,604      (200,270)      --    (150)    (135,816)
SST International Equity Portfolio Class 2                      1.65%       169,954      (273,564)      --      --     (103,610)
SST International Equity Portfolio Class 2                      1.70%        15,181       (67,174)      --      --      (51,993)
SST International Equity Portfolio Class 2                      1.95%         2,941        (7,051)      --      --       (4,110)
SST International Equity Portfolio Class 3                      1.15%         3,500        (6,384)      --      --       (2,884)
SST International Equity Portfolio Class 3                      1.40%        46,966      (231,125)       8      --     (184,151)
SST International Equity Portfolio Class 3                      1.55%        55,666      (242,089)      --     (19)    (186,442)
SST International Equity Portfolio Class 3                      1.65%        11,048       (31,493)      --      --      (20,445)
SST International Equity Portfolio Class 3                      1.70%         1,681        (4,111)      --      --       (2,430)
SST International Equity Portfolio Class 3                      1.75%        12,655       (49,273)      --      --      (36,618)
SST International Equity Portfolio Class 3                      1.80%         7,167       (27,613)      --      --      (20,446)
SST International Equity Portfolio Class 3                      1.85%             7            (6)      --      --            1
SST International Equity Portfolio Class 3                      1.90%            --            (6)      --      --           (6)
SST International Equity Portfolio Class 3                      1.95%           133        (2,753)      --      --       (2,620)
SST International Equity Portfolio Class 3                      2.00%           459          (648)      --      --         (189)
SST International Equity Portfolio Class 3                      2.05%            --            --       --      --           --
SST International Equity Portfolio Class 3                      2.20%            --           (14)      --      --          (14)
SST International Equity Portfolio Class 3                      2.30%            --           (14)      --      --          (14)
SST Large Cap Growth Portfolio Class 1                          1.40%        13,006       (47,006)      --     (36)     (34,036)
SST Large Cap Growth Portfolio Class 1                          1.52%            --        (9,871)      --      --       (9,871)
SST Large Cap Growth Portfolio Class 2                          1.40%        29,697      (149,249)   3,695      --     (115,857)
SST Large Cap Growth Portfolio Class 2                          1.55%        35,363      (226,673)      --    (160)    (191,470)
SST Large Cap Growth Portfolio Class 2                          1.65%        72,729      (309,789)      --      --     (237,060)
SST Large Cap Growth Portfolio Class 2                          1.70%        22,456       (60,094)      --      --      (37,638)
SST Large Cap Growth Portfolio Class 2                          1.95%         1,981        (9,238)      --      --       (7,257)
SST Large Cap Growth Portfolio Class 3                          1.15%         4,994          (845)      --      --        4,149
SST Large Cap Growth Portfolio Class 3                          1.40%        28,915      (258,556)      --      --     (229,641)
SST Large Cap Growth Portfolio Class 3                          1.55%        45,589      (193,317)      --      --     (147,728)
SST Large Cap Growth Portfolio Class 3                          1.65%         7,049       (55,486)      --      --      (48,437)
SST Large Cap Growth Portfolio Class 3                          1.70%           115        (5,468)      --      --       (5,353)

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended April 30, 2014.

                                                           Contracts With              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SST Large Cap Growth Portfolio Class 3                          1.75%           571       (30,794)     --       --      (30,223)
SST Large Cap Growth Portfolio Class 3                          1.80%         3,884       (35,440)     --       --      (31,556)
SST Large Cap Growth Portfolio Class 3                          1.85%            --           (33)     --       --          (33)
SST Large Cap Growth Portfolio Class 3                          1.90%            --           (13)     --       --          (13)
SST Large Cap Growth Portfolio Class 3                          1.95%             8          (753)     --       --         (745)
SST Large Cap Growth Portfolio Class 3                          2.00%            --          (757)     --       --         (757)
SST Large Cap Growth Portfolio Class 3                          2.05%            --           (31)     --       --          (31)
SST Large Cap Growth Portfolio Class 3                          2.20%            --           (29)     --       --          (29)
SST Large Cap Growth Portfolio Class 3                          2.30%            --           (30)     --       --          (30)
SST Large Cap Value Portfolio Class 1                           1.40%         5,616       (44,613)     --     (110)     (39,107)
SST Large Cap Value Portfolio Class 1                           1.52%             3        (4,925)     --       --       (4,922)
SST Large Cap Value Portfolio Class 2                           1.40%        23,776       (87,323)    996       --      (62,551)
SST Large Cap Value Portfolio Class 2                           1.55%        41,093      (145,343)     --      (59)    (104,309)
SST Large Cap Value Portfolio Class 2                           1.65%        50,888      (163,086)     --       --     (112,198)
SST Large Cap Value Portfolio Class 2                           1.70%        20,425       (29,718)     --       --       (9,293)
SST Large Cap Value Portfolio Class 2                           1.95%         1,132        (4,632)     --       --       (3,500)
SST Large Cap Value Portfolio Class 3                           1.15%         2,760        (3,813)     --       --       (1,053)
SST Large Cap Value Portfolio Class 3                           1.40%        32,071      (134,949)    742     (895)    (103,031)
SST Large Cap Value Portfolio Class 3                           1.55%        47,577      (145,952)     --       (6)     (98,381)
SST Large Cap Value Portfolio Class 3                           1.65%         8,701       (23,100)     --       --      (14,399)
SST Large Cap Value Portfolio Class 3                           1.70%            36        (3,239)     --       --       (3,203)
SST Large Cap Value Portfolio Class 3                           1.75%         1,049       (11,774)     --       --      (10,725)
SST Large Cap Value Portfolio Class 3                           1.80%         3,724       (24,171)     --       --      (20,447)
SST Large Cap Value Portfolio Class 3                           1.85%            --           (14)     --       --          (14)
SST Large Cap Value Portfolio Class 3                           1.90%            --            (4)     --       --           (4)
SST Large Cap Value Portfolio Class 3                           1.95%           186          (414)     --       --         (228)
SST Large Cap Value Portfolio Class 3                           2.00%             4          (415)     --       --         (411)
SST Large Cap Value Portfolio Class 3                           2.05%            --           (14)     --       --          (14)
SST Large Cap Value Portfolio Class 3                           2.20%            --           (10)     --       --          (10)
SST Large Cap Value Portfolio Class 3                           2.30%            --           (10)     --       --          (10)
SST Mid Cap Growth Portfolio Class 1                            1.40%         3,108       (25,556)     --      (47)     (22,495)
SST Mid Cap Growth Portfolio Class 1                            1.52%            --        (2,217)     --       --       (2,217)
SST Mid Cap Growth Portfolio Class 2                            1.40%         4,920       (46,756)     59       --      (41,777)
SST Mid Cap Growth Portfolio Class 2                            1.55%        16,210       (40,456)     --      (48)     (24,294)
SST Mid Cap Growth Portfolio Class 2                            1.65%        43,877      (128,298)     --       --      (84,421)
SST Mid Cap Growth Portfolio Class 2                            1.70%        16,071       (15,761)     --       --          310
SST Mid Cap Growth Portfolio Class 2                            1.95%           796        (3,390)     --       --       (2,594)
SST Mid Cap Growth Portfolio Class 3                            1.15%         4,040        (2,735)     --       --        1,305
SST Mid Cap Growth Portfolio Class 3                            1.40%        16,824      (119,576)    231     (258)    (102,779)
SST Mid Cap Growth Portfolio Class 3                            1.55%        26,693       (70,420)     --       (7)     (43,734)
SST Mid Cap Growth Portfolio Class 3                            1.65%         5,540       (29,017)     --       --      (23,477)
SST Mid Cap Growth Portfolio Class 3                            1.70%            22        (2,710)     --       --       (2,688)
SST Mid Cap Growth Portfolio Class 3                            1.75%           322        (8,505)     --       --       (8,183)
SST Mid Cap Growth Portfolio Class 3                            1.80%         3,793       (12,739)     --       --       (8,946)
SST Mid Cap Growth Portfolio Class 3                            1.85%            11           (25)     --       --          (14)
SST Mid Cap Growth Portfolio Class 3                            1.90%            --            (4)     --       --           (4)
SST Mid Cap Growth Portfolio Class 3                            1.95%            --          (467)     --       --         (467)
SST Mid Cap Growth Portfolio Class 3                            2.00%           159           (94)     --       --           65
SST Mid Cap Growth Portfolio Class 3                            2.05%            --           (11)     --       --          (11)
SST Mid Cap Growth Portfolio Class 3                            2.20%            --            (8)     --       --           (8)
SST Mid Cap Growth Portfolio Class 3                            2.30%            --            (9)     --       --           (9)
SST Mid Cap Value Portfolio Class 1                             1.40%         2,718       (18,447)     --      (87)     (15,816)
SST Mid Cap Value Portfolio Class 1                             1.52%             3        (2,049)     --       --       (2,046)
SST Mid Cap Value Portfolio Class 2                             1.40%        10,737       (54,823)     --     (609)     (44,695)
SST Mid Cap Value Portfolio Class 2                             1.55%        21,826       (67,653)     --      (40)     (45,867)
SST Mid Cap Value Portfolio Class 2                             1.65%        35,259      (110,321)     --       --      (75,062)
SST Mid Cap Value Portfolio Class 2                             1.70%        17,070       (20,463)     --       --       (3,393)
SST Mid Cap Value Portfolio Class 2                             1.95%           921        (4,428)     --       --       (3,507)
SST Mid Cap Value Portfolio Class 3                             1.15%         2,791        (1,972)     --       --          819
SST Mid Cap Value Portfolio Class 3                             1.40%        21,390      (102,741)    132     (176)     (81,395)
SST Mid Cap Value Portfolio Class 3                             1.55%        28,804       (74,231)     --       (2)     (45,429)
SST Mid Cap Value Portfolio Class 3                             1.65%         1,976       (24,643)     --       --      (22,667)
SST Mid Cap Value Portfolio Class 3                             1.70%            12        (2,345)     --       --       (2,333)
SST Mid Cap Value Portfolio Class 3                             1.75%        15,430        (8,439)     --       --        6,991
SST Mid Cap Value Portfolio Class 3                             1.80%         2,002        (9,357)     --       --       (7,355)
SST Mid Cap Value Portfolio Class 3                             1.85%             9           (20)     --       --          (11)
SST Mid Cap Value Portfolio Class 3                             1.90%            --            (3)     --       --           (3)
SST Mid Cap Value Portfolio Class 3                             1.95%            90          (152)     --       --          (62)
SST Mid Cap Value Portfolio Class 3                             2.00%            18          (120)     --       --         (102)
SST Mid Cap Value Portfolio Class 3                             2.05%            --            (9)     --       --           (9)

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended April 30, 2014.

                                                           Contracts With              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SST Mid Cap Value Portfolio Class 3                             2.20%             --           (7)      --       --          (7)
SST Mid Cap Value Portfolio Class 3                             2.30%             --           (7)      --       --          (7)
SST Moderate Growth Strategy Class 1                            1.40%          9,560     (138,424)   3,710   (1,996)   (127,150)
SST Moderate Growth Strategy Class 1                            1.52%             --       (8,351)      --       --      (8,351)
SST Moderate Growth Strategy Class 2                            1.40%         59,166     (202,542)      --     (153)   (143,529)
SST Moderate Growth Strategy Class 2                            1.55%         17,363      (49,002)      --       --     (31,639)
SST Moderate Growth Strategy Class 2                            1.65%        106,708     (325,022)      --       --    (218,314)
SST Moderate Growth Strategy Class 2                            1.70%         12,631      (33,254)      --       --     (20,623)
SST Moderate Growth Strategy Class 2                            1.95%          1,629      (31,855)      --       --     (30,226)
SST Moderate Growth Strategy Class 3                            1.15%         28,720      (18,415)      --       --      10,305
SST Moderate Growth Strategy Class 3                            1.40%         39,391     (420,266)      --   (1,254)   (382,129)
SST Moderate Growth Strategy Class 3                            1.55%         37,735     (163,853)      --      (33)   (126,151)
SST Moderate Growth Strategy Class 3                            1.65%         26,136      (81,923)      --       --     (55,787)
SST Moderate Growth Strategy Class 3                            1.70%              1       (2,156)      --       --      (2,155)
SST Moderate Growth Strategy Class 3                            1.75%          2,863      (33,795)      --       --     (30,932)
SST Moderate Growth Strategy Class 3                            1.80%          5,714      (21,812)      --       --     (16,098)
SST Moderate Growth Strategy Class 3                            1.85%             --         (111)      --       --        (111)
SST Moderate Growth Strategy Class 3                            1.90%              2         (482)      --       --        (480)
SST Moderate Growth Strategy Class 3                            1.95%             --       (6,335)      --       --      (6,335)
SST Moderate Growth Strategy Class 3                            2.00%             96       (1,350)      --       --      (1,254)
SST Moderate Growth Strategy Class 3                            2.05%             --          (11)      --       --         (11)
SST Moderate Growth Strategy Class 3                            2.20%             --           (7)      --       --          (7)
SST Moderate Growth Strategy Class 3                            2.30%             --           (7)      --       --          (7)
SST Real Return Portfolio Class 3                               1.15%         43,539      (49,242)      --       --      (5,703)
SST Real Return Portfolio Class 3                               1.40%         38,648     (143,973)      --       --    (105,325)
SST Real Return Portfolio Class 3                               1.55%         53,245     (312,054)      --       (7)   (258,816)
SST Real Return Portfolio Class 3                               1.65%          6,078      (27,193)      --       --     (21,115)
SST Real Return Portfolio Class 3                               1.70%         31,773     (198,732)      --       --    (166,959)
SST Real Return Portfolio Class 3                               1.75%          8,378      (48,852)      --       --     (40,474)
SST Real Return Portfolio Class 3                               1.80%          2,779      (22,938)      --       --     (20,159)
SST Real Return Portfolio Class 3                               1.85%             28         (169)      --       --        (141)
SST Real Return Portfolio Class 3                               1.90%             --           (5)      --       --          (5)
SST Real Return Portfolio Class 3                               1.95%          2,040      (25,532)      --       --     (23,492)
SST Real Return Portfolio Class 3                               2.00%            913         (532)      --       --         381
SST Real Return Portfolio Class 3                               2.05%            188          (54)      --       --         134
SST Real Return Portfolio Class 3                               2.20%             --          (10)      --       --         (10)
SST Real Return Portfolio Class 3                               2.30%             --          (10)      --       --         (10)
SAST Dynamic Allocation Portfolio Class 3                       1.15%         14,220         (199)      --       --      14,021
SAST Dynamic Allocation Portfolio Class 3                       1.40%      1,493,563     (101,735)      --       --   1,391,828
SAST Dynamic Allocation Portfolio Class 3                       1.55%      2,215,674     (123,410)      --       --   2,092,264
SAST Dynamic Allocation Portfolio Class 3                       1.65%        228,521      (10,778)      --       --     217,743
SAST Dynamic Allocation Portfolio Class 3                       1.75%        519,932      (40,792)      --       --     479,140
SAST Dynamic Allocation Portfolio Class 3                       1.80%         43,891       (1,539)      --       --      42,352
SAST Dynamic Allocation Portfolio Class 3                       1.85%         79,602       (2,318)      --       --      77,284
SAST Dynamic Allocation Portfolio Class 3                       1.90%        183,616         (627)      --       --     182,989
SAST Dynamic Allocation Portfolio Class 3                       2.00%         49,363       (6,139)      --       --      43,224
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.15%         12,311         (419)      --       --      11,892
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.40%      1,381,110     (107,417)      --       --   1,273,693
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.55%      2,240,534     (122,817)      --       --   2,117,717
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.65%        224,117       (9,064)      --       --     215,053
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.75%        476,809      (39,924)      --       --     436,885
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.80%         44,078       (1,545)      --       --      42,533
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.85%         50,763         (941)      --       --      49,822
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.90%        105,436         (195)      --       --     105,241
SAST SunAmerica Dynamic Strategy Portfolio Class 3              2.00%         49,592       (6,122)      --       --      43,470
SST Small Cap Portfolio Class 1                                 1.40%          3,430      (20,451)      --     (149)    (17,170)
SST Small Cap Portfolio Class 1                                 1.52%             --         (282)      --       --        (282)
SST Small Cap Portfolio Class 2                                 1.40%         11,257      (87,790)     720       --     (75,813)
SST Small Cap Portfolio Class 2                                 1.55%         43,876     (145,905)      --     (127)   (102,156)
SST Small Cap Portfolio Class 2                                 1.65%         64,080     (170,093)      --       --    (106,013)
SST Small Cap Portfolio Class 2                                 1.70%         31,271      (33,604)      --       --      (2,333)
SST Small Cap Portfolio Class 2                                 1.95%          1,553       (4,734)      --       --      (3,181)
SST Small Cap Portfolio Class 3                                 1.15%          1,976       (2,732)      --       --        (756)
SST Small Cap Portfolio Class 3                                 1.40%         36,678     (163,773)      --       --    (127,095)
SST Small Cap Portfolio Class 3                                 1.55%         42,412     (121,140)      --       --     (78,728)
SST Small Cap Portfolio Class 3                                 1.65%         17,779      (56,333)      --       --     (38,554)
SST Small Cap Portfolio Class 3                                 1.70%             16       (3,792)      --       --      (3,776)
SST Small Cap Portfolio Class 3                                 1.75%          1,093      (15,528)      --       --     (14,435)
SST Small Cap Portfolio Class 3                                 1.80%          7,808      (18,383)      --       --     (10,575)
SST Small Cap Portfolio Class 3                                 1.85%             73         (171)      --       --         (98)

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended April 30, 2014.

                                                           Contracts With              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SST Small Cap Portfolio Class 3                                 1.90%            --            (6)     --      --            (6)
SST Small Cap Portfolio Class 3                                 1.95%            10          (366)     --      --          (356)
SST Small Cap Portfolio Class 3                                 2.00%             1          (569)     --      --          (568)
SST Small Cap Portfolio Class 3                                 2.05%            --           (80)     --      --           (80)
SST Small Cap Portfolio Class 3                                 2.20%            --           (13)     --      --           (13)
SST Small Cap Portfolio Class 3                                 2.30%            --           (13)     --      --           (13)
T Rowe Price Blue Chip Growth Portfolio Class II                1.15%        14,609       (12,311)     --      --         2,298
T Rowe Price Blue Chip Growth Portfolio Class II                1.40%        49,620       (77,520)     18      --       (27,882)
T Rowe Price Blue Chip Growth Portfolio Class II                1.55%        32,378       (72,401)     --      --       (40,023)
T Rowe Price Blue Chip Growth Portfolio Class II                1.65%         3,916       (16,090)     --      --       (12,174)
T Rowe Price Blue Chip Growth Portfolio Class II                1.75%       150,518      (181,698)     --      --       (31,180)
T Rowe Price Blue Chip Growth Portfolio Class II                1.80%        11,424       (10,014)     --      --         1,410
T Rowe Price Blue Chip Growth Portfolio Class II                1.85%            91          (955)     --      --          (864)
T Rowe Price Blue Chip Growth Portfolio Class II                1.90%           385        (2,612)     --      --        (2,227)
T Rowe Price Blue Chip Growth Portfolio Class II                2.00%            36          (813)     --      --          (777)
T Rowe Price Blue Chip Growth Portfolio Class II                2.05%            --           (28)     --      --           (28)
T Rowe Price Blue Chip Growth Portfolio Class II                2.20%            --           (15)     --      --           (15)
T Rowe Price Blue Chip Growth Portfolio Class II                2.30%            --          (874)     --      --          (874)
T Rowe Price Equity Income Portfolio Class II                   1.15%         2,167        (3,453)     --      --        (1,286)
T Rowe Price Equity Income Portfolio Class II                   1.40%        55,626      (137,127)     96      --       (81,405)
T Rowe Price Equity Income Portfolio Class II                   1.55%        52,806      (211,284)     --      --      (158,478)
T Rowe Price Equity Income Portfolio Class II                   1.65%         5,133       (25,579)     --      --       (20,446)
T Rowe Price Equity Income Portfolio Class II                   1.75%         8,099       (45,163)     --      --       (37,064)
T Rowe Price Equity Income Portfolio Class II                   1.80%         4,427       (12,720)     --      --        (8,293)
T Rowe Price Equity Income Portfolio Class II                   1.85%           264        (4,200)     --      --        (3,936)
T Rowe Price Equity Income Portfolio Class II                   1.90%         1,350        (9,073)     --      --        (7,723)
T Rowe Price Equity Income Portfolio Class II                   2.00%           119        (3,385)     --      --        (3,266)
T Rowe Price Equity Income Portfolio Class II                   2.05%            30           (91)     --      --           (61)
T Rowe Price Equity Income Portfolio Class II                   2.20%            --           (16)     --      --           (16)
T Rowe Price Equity Income Portfolio Class II                   2.30%            --        (2,469)     --      --        (2,469)
Fidelity VIP Contrafund Portfolio Service Class 2               1.15%        12,003        (7,650)     --      --         4,353
Fidelity VIP Contrafund Portfolio Service Class 2               1.40%        35,358       (73,369)     40      --       (37,971)
Fidelity VIP Contrafund Portfolio Service Class 2               1.55%        42,450      (135,651)     --      --       (93,201)
Fidelity VIP Contrafund Portfolio Service Class 2               1.65%         7,183       (16,557)     --      --        (9,374)
Fidelity VIP Contrafund Portfolio Service Class 2               1.75%        19,993       (57,956)     --      --       (37,963)
Fidelity VIP Contrafund Portfolio Service Class 2               1.80%         6,289       (11,030)     --      --        (4,741)
Fidelity VIP Contrafund Portfolio Service Class 2               1.85%            94        (1,909)     --      --        (1,815)
Fidelity VIP Contrafund Portfolio Service Class 2               1.90%           574        (4,525)     --      --        (3,951)
Fidelity VIP Contrafund Portfolio Service Class 2               2.00%            48        (1,677)     --      --        (1,629)
Fidelity VIP Contrafund Portfolio Service Class 2               2.05%             2           (90)     --      --           (88)
Fidelity VIP Contrafund Portfolio Service Class 2               2.20%            --           (16)     --      --           (16)
Fidelity VIP Contrafund Portfolio Service Class 2               2.30%            --          (923)     --      --          (923)
Fidelity VIP Equity-Income Portfolio Service Class 2            1.15%        18,698        (3,985)     --      --        14,713
Fidelity VIP Equity-Income Portfolio Service Class 2            1.40%        20,522      (112,387)    101      --       (91,764)
Fidelity VIP Equity-Income Portfolio Service Class 2            1.55%        21,231      (207,779)     --      --      (186,548)
Fidelity VIP Equity-Income Portfolio Service Class 2            1.65%         8,738       (21,450)     --      --       (12,712)
Fidelity VIP Equity-Income Portfolio Service Class 2            1.75%        77,444       (71,857)     --      --         5,587
Fidelity VIP Equity-Income Portfolio Service Class 2            1.80%        10,194       (19,085)     --      --        (8,891)
Fidelity VIP Equity-Income Portfolio Service Class 2            1.85%           336        (4,378)     --      --        (4,042)
Fidelity VIP Equity-Income Portfolio Service Class 2            1.90%         1,290        (8,920)     --      --        (7,630)
Fidelity VIP Equity-Income Portfolio Service Class 2            2.00%           124        (4,091)     --      --        (3,967)
Fidelity VIP Equity-Income Portfolio Service Class 2            2.05%            --           (10)     --      --           (10)
Fidelity VIP Equity-Income Portfolio Service Class 2            2.20%            --           (17)     --      --           (17)
Fidelity VIP Equity-Income Portfolio Service Class 2            2.30%            --        (2,157)     --      --        (2,157)
Fidelity VIP Investment Grade Bond Portfolio Service
  Class 2                                                       1.15%        18,418       (19,952)     --      --        (1,534)
Fidelity VIP Investment Grade Bond Portfolio Service
  Class 2                                                       1.40%       149,828      (422,259)    287      --      (272,144)
Fidelity VIP Investment Grade Bond Portfolio Service
  Class 2                                                       1.55%       155,027      (532,834)     --      --      (377,807)
Fidelity VIP Investment Grade Bond Portfolio Service
  Class 2                                                       1.65%        24,418       (62,185)     --      --       (37,767)
Fidelity VIP Investment Grade Bond Portfolio Service
  Class 2                                                       1.75%        29,605      (106,545)     --      --       (76,940)
Fidelity VIP Investment Grade Bond Portfolio Service
  Class 2                                                       1.80%        19,148       (23,839)     --      --        (4,691)
Fidelity VIP Investment Grade Bond Portfolio Service
  Class 2                                                       1.85%         2,681       (11,977)     --      --        (9,296)
Fidelity VIP Investment Grade Bond Portfolio Service
  Class 2                                                       1.90%         7,072       (16,057)     --      --        (8,985)
Fidelity VIP Investment Grade Bond Portfolio Service
  Class 2                                                       2.00%         1,425        (6,329)     --      --        (4,904)
Fidelity VIP Investment Grade Bond Portfolio Service
  Class 2                                                       2.05%            --           (10)     --      --           (10)
Fidelity VIP Investment Grade Bond Portfolio Service
  Class 2                                                       2.20%            --           (10)     --      --           (10)
Fidelity VIP Investment Grade Bond Portfolio Service
  Class 2                                                       2.30%            --        (5,256)     --      --        (5,256)
Fidelity VIP Mid Cap Portfolio Service Class 2                  1.15%        11,204       (10,255)     --      --           949
Fidelity VIP Mid Cap Portfolio Service Class 2                  1.40%        30,201      (176,733)    157      --      (146,375)
Fidelity VIP Mid Cap Portfolio Service Class 2                  1.55%        56,567      (310,596)     --      --      (254,029)
Fidelity VIP Mid Cap Portfolio Service Class 2                  1.65%         8,659       (38,432)     --      --       (29,773)

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended April 30, 2014.

                                                           Contracts With              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
Fidelity VIP Mid Cap Portfolio Service Class 2                  1.75%         6,740       (57,471)     --      --       (50,731)
Fidelity VIP Mid Cap Portfolio Service Class 2                  1.80%         9,746       (16,024)     --      --        (6,278)
Fidelity VIP Mid Cap Portfolio Service Class 2                  1.85%           351        (6,493)     --      --        (6,142)
Fidelity VIP Mid Cap Portfolio Service Class 2                  1.90%         1,650       (13,979)     --      --       (12,329)
Fidelity VIP Mid Cap Portfolio Service Class 2                  2.00%           136        (5,226)     --      --        (5,090)
Fidelity VIP Mid Cap Portfolio Service Class 2                  2.05%            --           (10)     --      --           (10)
Fidelity VIP Mid Cap Portfolio Service Class 2                  2.20%            --           (15)     --      --           (15)
Fidelity VIP Mid Cap Portfolio Service Class 2                  2.30%            --        (3,527)     --      --        (3,527)
Fidelity VIP Overseas Portfolio Service Class 2                 1.15%         3,639        (5,025)     --      --        (1,386)
Fidelity VIP Overseas Portfolio Service Class 2                 1.40%        32,874      (162,112)    121      --      (129,117)
Fidelity VIP Overseas Portfolio Service Class 2                 1.55%        89,513      (295,389)     --      --      (205,876)
Fidelity VIP Overseas Portfolio Service Class 2                 1.65%        34,769       (49,756)     --      --       (14,987)
Fidelity VIP Overseas Portfolio Service Class 2                 1.75%         5,974       (52,835)     --      --       (46,861)
Fidelity VIP Overseas Portfolio Service Class 2                 1.80%         9,696       (14,503)     --      --        (4,807)
Fidelity VIP Overseas Portfolio Service Class 2                 1.85%           268        (5,386)     --      --        (5,118)
Fidelity VIP Overseas Portfolio Service Class 2                 1.90%         2,009       (12,473)     --      --       (10,464)
Fidelity VIP Overseas Portfolio Service Class 2                 2.00%           886        (5,041)     --      --        (4,155)
Fidelity VIP Overseas Portfolio Service Class 2                 2.05%            --           (10)     --      --           (10)
Fidelity VIP Overseas Portfolio Service Class 2                 2.20%            --           (17)     --      --           (17)
Fidelity VIP Overseas Portfolio Service Class 2                 2.30%            --        (1,933)     --      --        (1,933)

/(1)/Presentation of Note 6 changed for 2014 to include Total Expense and Annuity Unit detail for each Sub-account.

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended April 30, 2013

                                                              Accumulation Units Accumulation Units Net Increase
Sub-accounts                                                        Issued            Redeemed       (Decrease)
------------                                                  ------------------ ------------------ ------------
SAST American Funds Global Growth Portfolio Class 3                  8,134              (82,183)        (74,049)
SAST American Funds Growth Portfolio Class 3                         3,555              (32,797)        (29,242)
SAST American Funds Growth-Income Portfolio Class 3                  9,642             (172,737)       (163,095)
SST Allocation Balanced Portfolio Class 3                           55,454           (1,030,564)       (975,110)
SST Allocation Growth Portfolio Class 3                             23,339           (1,535,814)     (1,512,475)
SST Allocation Moderate Growth Portfolio Class 3                   231,838           (4,596,879)     (4,365,041)
SST Allocation Moderate Portfolio Class 3                           85,652           (2,301,688)     (2,216,036)
SST Balanced Growth Strategy Class 1                                   706             (106,959)       (106,253)
SST Balanced Growth Strategy Class 2                                23,559             (743,382)       (719,823)
SST Balanced Growth Strategy Class 3                                38,197             (553,833)       (515,636)
SST Cash Management Portfolio Class 1                                   11              (55,778)        (55,767)
SST Cash Management Portfolio Class 2                                6,184             (635,537)       (629,353)
SST Cash Management Portfolio Class 3                               87,913           (1,192,715)     (1,104,802)
SST Conservative Growth Strategy Class 1                               200             (125,288)       (125,088)
SST Conservative Growth Strategy Class 2                            10,581             (666,532)       (655,951)
SST Conservative Growth Strategy Class 3                            50,258             (489,248)       (438,990)
SST Diversified Fixed Income Portfolio Class 1                      12,763              (44,061)        (31,298)
SST Diversified Fixed Income Portfolio Class 2                       3,158             (531,103)       (527,945)
SST Diversified Fixed Income Portfolio Class 3                      28,025             (406,462)       (378,437)
SST Focus Growth Portfolio Class 1                                     261              (28,387)        (28,126)
SST Focus Growth Portfolio Class 2                                   5,441           (1,219,625)     (1,214,184)
SST Focus Growth Portfolio Class 3                                  33,327           (1,400,581)     (1,367,254)
SST Focus Value Portfolio Class 2                                      961             (280,634)       (279,673)
SST Focus Value Portfolio Class 3                                    6,156             (273,246)       (267,090)
SST Growth Strategy Class 1                                          1,361             (128,511)       (127,150)
SST Growth Strategy Class 2                                          2,669             (489,933)       (487,264)
SST Growth Strategy Class 3                                         26,764             (376,175)       (349,411)
SST International Equity Portfolio Class 1                               2              (60,726)        (60,724)
SST International Equity Portfolio Class 2                           3,596             (678,634)       (675,038)
SST International Equity Portfolio Class 3                          20,946             (646,972)       (626,026)
SST Large Cap Growth Portfolio Class 1                                 152              (60,093)        (59,941)
SST Large Cap Growth Portfolio Class 2                               3,196             (757,599)       (754,403)
SST Large Cap Growth Portfolio Class 3                              23,468             (601,252)       (577,784)
SST Large Cap Value Portfolio Class 1                                   92              (56,887)        (56,795)
SST Large Cap Value Portfolio Class 2                                2,787             (486,152)       (483,365)
SST Large Cap Value Portfolio Class 3                               11,538             (407,941)       (396,403)
SST Mid Cap Growth Portfolio Class 1                                     1              (40,403)        (40,402)
SST Mid Cap Growth Portfolio Class 2                                 1,734             (312,479)       (310,745)
SST Mid Cap Growth Portfolio Class 3                                 5,792             (262,766)       (256,974)
SST Mid Cap Value Portfolio Class 1                                  4,491              (28,199)        (23,708)
SST Mid Cap Value Portfolio Class 2                                  1,094             (251,564)       (250,470)
SST Mid Cap Value Portfolio Class 3                                  5,693             (206,768)       (201,075)
SST Moderate Growth Strategy Class 1                                   203             (228,950)       (228,747)
SST Moderate Growth Strategy Class 2                                 6,687           (1,056,334)     (1,049,647)
SST Moderate Growth Strategy Class 3                                28,860             (476,613)       (447,753)
SST Real Return Portfolio Class 3                                   29,811             (364,936)       (335,125)
SST Small Cap Portfolio Class 1                                          2              (36,761)        (36,759)
SST Small Cap Portfolio Class 2                                      1,626             (402,713)       (401,087)
SST Small Cap Portfolio Class 3                                      8,082             (358,941)       (350,859)
T Rowe Price Blue Chip Growth Portfolio Class II                     3,566              (18,638)        (15,072)
T Rowe Price Equity Income Portfolio Class II                        8,559             (114,841)       (106,282)
Fidelity VIP Contrafund Portfolio Service Class 2                   22,412             (159,141)       (136,729)
Fidelity VIP Equity-Income Portfolio Service Class 2                15,108             (120,116)       (105,008)
Fidelity VIP Investment Grade Bond Portfolio Service Class 2        39,486             (210,366)       (170,880)
Fidelity VIP Mid Cap Portfolio Service Class 2                      15,822             (194,927)       (179,105)
Fidelity VIP Overseas Portfolio Service Class 2                     10,796             (143,289)       (132,493)

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the eight months ended December 31, 2014, and the years ended April 30, 2014, 2013, 2012, 2011, and 2010:

                              At December 31 or April 30                     For the period ended December 31 or April 30
                     ----------------------------------------------------   -----------------------------------------------
                                                                            Expense Ratio  Investment
                                  Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units    Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/     Highest/ (3)/
----                 ---------- ---------------------  -------------------  -------------- ---------- ---------------------
SAST American Funds Global Growth Portfolio Class 3
12/31/2014              603,003 15.05    to    16.03         9,363,182      1.15% to 2.30%   0.92%     2.80%      to   3.39%
04/30/2014              672,106 14.64    to    15.50        10,125,330      1.15% to 2.30%   0.58%    13.58%      to  14.55%
04/30/2013              960,441 12.69    to    13.53        12,669,808      1.15% to 2.30%   0.98%    14.30%      to  15.62%
04/30/2012            1,034,490 11.10    to    11.70        11,848,654      1.15% to 2.30%   0.81%    -7.23%      to  -6.15%
04/30/2011            1,108,196 11.97    to    12.47        13,576,142      1.15% to 2.30%   0.67%    17.11%      to  18.46%
04/30/2010            1,158,694 10.22    to    10.53        12,028,539      1.15% to 2.30%   1.94%    32.19%/(5)/ to  37.17%
SAST American Funds Growth Portfolio Class 3
12/31/2014              291,240 14.51    to    15.66         4,420,760      1.15% to 2.30%   0.62%     7.51%      to   8.17%
04/30/2014              352,787 13.50    to    14.48         4,963,269      1.15% to 2.30%   0.51%    15.11%      to  16.15%
04/30/2013              542,220 11.70    to    12.46         6,589,046      1.15% to 2.30%   0.34%     9.72%      to  10.99%
04/30/2012              571,462 10.66    to    11.23         6,281,349      1.15% to 2.30%   0.33%    -2.04%      to  -0.90%
04/30/2011              634,521 11.33    to    10.88         7,064,949      1.15% to 2.30%   0.23%    18.01%      to  19.37%
04/30/2010              666,777  9.22    to     9.49         6,239,986      1.15% to 2.30%   1.52%    35.07%/(5)/ to  37.91%
SAST American Funds Growth-Income Portfolio Class 3
12/31/2014              554,664 14.39    to    15.52         8,373,637      1.15% to 2.30%   0.99%     7.24%      to   7.88%
04/30/2014              525,692 13.42    to    14.38         7,348,622      1.15% to 2.30%   1.20%    18.63%      to  19.70%
04/30/2013              721,608 11.27    to    12.02         8,453,186      1.15% to 2.30%   1.22%    14.94%      to  16.26%
04/30/2012              884,703  9.81    to    10.34         8,947,934      1.15% to 2.30%   0.97%    -0.91%      to   0.23%
04/30/2011              838,686  9.90    to    10.31         8,495,683      1.15% to 2.30%   1.02%    10.77%      to  12.05%
04/30/2010              835,747  8.94    to     9.20         7,585,712      1.15% to 2.30%   1.94%    30.29%/(5)/ to  33.25%
SST Allocation Balanced Portfolio Class 3
12/31/2014            9,215,654 13.27    to    14.53       129,747,655      1.15% to 2.30%   1.12%     2.20%      to   2.82%
04/30/2014           10,579,127 12.98    to    14.13       145,150,485      1.15% to 2.30%   1.63%     4.93%      to   5.88%
04/30/2013           13,496,090 12.54    to    13.35       175,459,750      1.15% to 2.30%   1.04%     7.03%      to   8.27%
04/30/2012           14,471,200 11.72    to    12.33       174,425,206      1.15% to 2.30%   1.13%    -0.54%      to   0.61%
04/30/2011           15,017,671 11.78    to    12.26       180,578,412      1.15% to 2.30%   1.89%     8.87%      to  10.13%
04/30/2010           15,345,426 10.82    to    11.13       168,207,813      1.15% to 2.30%   3.29%    21.38%/(5)/ to  24.51%
SST Allocation Growth Portfolio Class 3
12/31/2014            5,426,655 13.93    to    15.14        79,310,858      1.15% to 2.30%   0.60%     2.84%      to   3.46%
04/30/2014            6,159,657 13.55    to    14.63        87,293,229      1.15% to 2.30%   0.73%    11.77%      to  12.78%
04/30/2013            7,364,300 12.12    to    12.97        92,904,095      1.15% to 2.30%   0.83%    10.87%      to  12.14%
04/30/2012            8,876,775 10.93    to    11.57       100,247,092      1.15% to 2.30%   0.80%    -7.12%      to  -6.04%
04/30/2011           10,441,130 11.77    to    12.31       125,971,833      1.15% to 2.30%   1.04%    14.20%      to  15.57%
04/30/2010           12,487,431 10.31    to    10.65       130,865,747      1.15% to 2.30%   3.45%    34.10%/(5)/ to  37.49%
SST Allocation Moderate Growth Portfolio Class 3
12/31/2014           26,249,915 13.36    to    14.54       368,805,639      1.15% to 2.30%   0.96%     2.39%      to   3.01%
04/30/2014           29,306,484 13.04    to    14.12       400,761,274      1.15% to 2.30%   1.28%     8.21%      to   9.18%
04/30/2013           37,602,126 12.12    to    12.93       472,803,134      1.15% to 2.30%   1.09%     8.95%      to  10.20%
04/30/2012           41,967,167 11.12    to    11.74       480,596,436      1.15% to 2.30%   1.01%    -4.39%      to  -3.29%
04/30/2011           47,324,759 11.63    to    12.13       562,542,942      1.15% to 2.30%   1.48%    11.78%      to  13.08%
04/30/2010           50,871,118 10.41    to    10.73       536,848,452      1.15% to 2.30%   3.05%    28.57%/(5)/ to  31.71%
SST Allocation Moderate Portfolio Class 3
12/31/2014           11,288,825 13.41    to    14.65       159,611,928      1.15% to 2.30%   1.03%     2.32%      to   2.94%
04/30/2014           13,031,066 13.11    to    14.23       179,440,763      1.15% to 2.30%   1.42%     6.61%      to   7.58%
04/30/2013           16,214,017 12.40    to    13.23       208,357,309      1.15% to 2.30%   1.06%     7.91%      to   9.16%
04/30/2012           18,430,053 11.49    to    12.12       217,795,693      1.15% to 2.30%   1.00%    -2.96%      to  -1.84%
04/30/2011           20,884,417 11.84    to    12.35       252,360,656      1.15% to 2.30%   1.74%    10.57%      to  11.84%
04/30/2010           22,741,864 10.71    to    11.04       246,739,218      1.15% to 2.30%   3.39%    25.94%/(5)/ to  29.10%

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the eight months ended December 31, 2014, and the years ended April 30, 2014, 2013, 2012, 2011, and 2010:

                              At December 31 or April 30                    For the period ended December 31 or April 30
                     ---------------------------------------------------   -----------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/     Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- ---------------------
SST Balanced Growth Strategy Class 1
12/31/2014             813,487 26.06    to    26.56        21,602,742      1.40% to 1.52%   0.00%     5.98%      to   6.07%
04/30/2014             872,353 24.59    to    25.04        21,841,263      1.40% to 1.52%   0.00%     9.62%      to   9.75%
04/30/2013             994,109 22.43    to    22.81        22,672,767      1.40% to 1.52%   1.92%     8.22%      to   8.35%
04/30/2012           1,100,362 20.73    to    21.06        23,163,549      1.40% to 1.52%   2.30%     3.12%      to   3.24%
04/30/2011           1,280,412 20.10    to    20.39        26,107,118      1.40% to 1.52%   2.51%    10.52%      to  10.65%
04/30/2010           1,623,044 18.19    to    18.43        29,905,358      1.40% to 1.52%   3.22%    28.30%      to  28.46%
SST Balanced Growth Strategy Class 2
12/31/2014           3,232,359 24.24    to    25.99        81,790,814      1.40% to 1.95%   0.00%     5.57%      to   5.96%
04/30/2014           3,456,780 22.97    to    24.53        82,671,758      1.40% to 1.95%   0.00%     8.99%      to   9.59%
04/30/2013           4,234,661 21.07    to    22.38        92,660,424      1.40% to 1.95%   1.76%     7.59%      to   8.18%
04/30/2012           4,954,484 19.59    to    20.69       100,421,278      1.40% to 1.95%   2.15%     2.52%      to   3.09%
04/30/2011           6,000,915 19.10    to    20.07       118,254,353      1.40% to 1.95%   2.40%     9.88%      to  10.49%
04/30/2010           7,530,332 17.39    to    18.16       134,567,632      1.40% to 1.95%   3.12%      0.28      to  28.26%
SST Balanced Growth Strategy Class 3
12/31/2014           2,069,713 23.84    to    26.25        52,216,109      1.15% to 2.30%   0.00%     5.46%      to   6.07%
04/30/2014           2,241,178 22.60    to    24.75        53,464,832      1.15% to 2.30%   0.00%     8.83%      to   9.76%
04/30/2013           2,599,910 20.13    to    22.55        56,744,036      1.15% to 2.30%   1.70%     4.71%      to   8.35%
04/30/2012           3,115,546 19.22    to    20.81        63,000,384      1.15% to 2.30%   2.10%     0.78%      to   3.24%
04/30/2011           3,711,644 19.07    to    20.16        72,986,392      1.15% to 2.30%   2.37%     9.47%      to  10.65%
04/30/2010           4,322,955 17.42    to    18.22        77,079,921      1.15% to 2.30%   3.03%    25.25%/(5)/ to  28.46%
SST Cash Management Portfolio Class 1
12/31/2014             119,551 10.30                        1,231,436      1.40% to 1.52%   0.00%    -1.11%      to  -1.11%
04/30/2014             123,844 10.42                        1,290,040      1.40% to 1.52%   0.00%    -1.68%      to  -1.68%
04/30/2013             119,734 10.46    to    10.59         1,268,509      1.40% to 1.52%   0.00%    -1.71%      to  -1.23%
04/30/2012             175,501 10.59    to    10.78         1,891,668      1.40% to 1.52%   0.00%    -1.87%      to  -1.74%
04/30/2011             164,307 10.80    to    10.97         1,801,686      1.40% to 1.52%   0.00%    -1.79%      to  -1.67%
04/30/2010             242,600 10.99    to    11.16         2,705,823      1.40% to 1.52%   1.90%    -1.61%      to  -1.50%
SST Cash Management Portfolio Class 2
12/31/2014             985,612  9.40    to    10.09         9,676,733      1.40% to 1.95%   0.00%    -1.58%      to  -1.21%
04/30/2014           1,135,708  9.55    to    10.21        11,313,172      1.40% to 1.95%   0.00%    -2.36%      to  -1.83%
04/30/2013           1,289,760  9.79    to    10.40        13,106,499      1.40% to 1.95%   0.00%    -2.40%      to  -1.86%
04/30/2012           1,919,113 10.03    to    10.60        19,938,518      1.40% to 1.95%   0.00%    -2.43%      to  -1.89%
04/30/2011           2,358,032 10.28    to    10.80        25,041,927      1.40% to 1.95%   0.00%    -2.35%      to  -1.82%
04/30/2010           3,693,292 10.52    to    11.00        40,014,229      1.40% to 1.95%   1.63%    -2.18%      to  -1.64%
SST Cash Management Portfolio Class 3
12/31/2014           1,806,821  9.24    to    10.16        17,686,858      1.15% to 2.30%   0.00%    -1.68%      to  -1.11%
04/30/2014           2,192,978  9.39    to    10.28        21,785,819      1.15% to 2.30%   0.00%    -2.51%      to  -1.68%
04/30/2013           2,824,870  9.44    to    10.45        28,649,856      1.15% to 2.30%   0.00%    -3.45%      to  -1.71%
04/30/2012           3,929,672  9.78    to    10.64        40,669,224      1.15% to 2.30%   0.00%    -3.47%      to  -1.74%
04/30/2011           4,291,356 10.13    to    10.83        45,408,208      1.15% to 2.30%   0.00%    -3.79%      to  -1.67%
04/30/2010           4,707,536 10.53    to    11.01        50,844,383      1.15% to 2.30%   1.60%    -3.44%/(5)/ to  -1.49%
SST Conservative Growth Strategy Class 1
12/31/2014             662,840 24.39    to    24.86        16,476,925      1.40% to 1.52%   0.00%     4.67%      to   4.75%
04/30/2014             742,194 23.31    to    23.73        17,612,881      1.40% to 1.52%   0.00%     6.97%      to   7.10%
04/30/2013             867,118 21.79    to    22.16        19,212,401      1.40% to 1.52%   1.99%     7.43%      to   7.56%
04/30/2012             992,206 20.28    to    20.60        20,434,106      1.40% to 1.52%   2.64%     3.49%      to   3.61%
04/30/2011           1,143,551 19.60    to    19.88        22,728,208      1.40% to 1.52%   2.46%     8.95%      to   9.08%
04/30/2010           1,392,196 17.99    to    18.23        25,363,867      1.40% to 1.52%   3.37%    25.89%      to  26.04%

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the eight months ended December 31, 2014, and the years ended April 30, 2014, 2013, 2012, 2011, and 2010:

                              At December 31 or April 30                    For the period ended December 31 or April 30
                     ---------------------------------------------------   -----------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/     Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- ---------------------
SST Conservative Growth Strategy Class 2
12/31/2014           2,550,735 22.87    to    24.33       60,401,132       1.40% to 1.95%   0.00%     4.26%      to   4.65%
04/30/2014           2,736,231 21.93    to    23.25       62,006,129       1.40% to 1.95%   0.00%     6.35%      to   6.94%
04/30/2013           3,309,118 20.62    to    21.74       70,379,408       1.40% to 1.95%   1.88%     6.81%      to   7.40%
04/30/2012           3,965,069 19.31    to    20.24       78,704,438       1.40% to 1.95%   2.52%     2.89%      to   3.46%
04/30/2011           4,494,685 18.77    to    19.56       86,404,087       1.40% to 1.95%   2.38%     8.33%      to   8.92%
04/30/2010           5,581,620 17.32    to    17.96       98,735,236       1.40% to 1.95%   3.28%    25.16%      to  25.85%
SST Conservative Growth Strategy Class 3
12/31/2014           1,555,168 22.51    to    24.52       36,967,883       1.15% to 2.30%   0.00%     4.15%      to   4.75%
04/30/2014           1,717,286 21.61    to    23.41       39,069,837       1.15% to 2.30%   0.00%     6.20%      to   7.11%
04/30/2013           2,269,065 19.60    to    21.85       48,361,270       1.15% to 2.30%   1.83%     3.92%      to   7.56%
04/30/2012           2,708,055 18.86    to    20.32       53,879,152       1.15% to 2.30%   2.44%     1.09%      to   3.61%
04/30/2011           2,906,250 18.66    to    19.61       55,979,144       1.15% to 2.30%   2.29%     8.07%      to   9.08%
04/30/2010           3,202,846 17.27    to    17.98       56,736,164       1.15% to 2.30%   3.18%    22.58%/(5)/ to  26.05%
SST Diversified Fixed Income Portfolio Class 1
12/31/2014             257,281 15.37    to    15.86        4,079,215       1.40% to 1.52%   1.71%     1.29%      to   1.37%
04/30/2014             273,362 15.18    to    15.64        4,275,733       1.40% to 1.52%   1.62%    -2.80%      to  -2.68%
04/30/2013             360,341 15.61    to    16.07        5,790,187       1.40% to 1.52%   2.18%     2.93%      to   3.05%
04/30/2012             391,639 15.17    to    15.60        6,105,674       1.40% to 1.52%   2.55%     5.60%      to   5.72%
04/30/2011             386,520 14.36    to    14.75        5,697,484       1.40% to 1.52%   2.71%     4.76%      to   4.89%
04/30/2010             439,288 13.71    to    14.07        6,172,899       1.40% to 1.52%   3.55%     8.37%      to   8.50%
SST Diversified Fixed Income Portfolio Class 2
12/31/2014           2,638,555 14.10    to    15.53       39,561,304       1.40% to 1.95%   1.54%     0.89%      to   1.27%
04/30/2014           2,813,700 13.98    to    15.33       41,735,072       1.40% to 1.95%   1.44%    -3.36%      to  -2.82%
04/30/2013           3,395,330 14.46    to    15.78       51,926,352       1.40% to 1.95%   1.98%     2.33%      to   2.90%
04/30/2012           3,923,275 14.13    to    15.33       58,490,551       1.40% to 1.95%   2.47%     4.99%      to   5.56%
04/30/2011           4,526,317 13.46    to    14.53       64,134,048       1.40% to 1.95%   2.62%     4.16%      to   4.73%
04/30/2010           5,758,873 12.92    to    13.87       78,126,515       1.40% to 1.95%   3.33%     7.74%      to   8.34%
SST Diversified Fixed Income Portfolio Class 3
12/31/2014           1,768,048 13.83    to    15.64       26,263,594       1.15% to 2.30%   1.37%     0.79%      to   1.37%
04/30/2014           2,070,665 13.72    to    15.43       30,438,162       1.15% to 2.30%   1.35%    -3.50%      to  -2.68%
04/30/2013           2,718,126 14.58    to    15.85       41,187,114       1.15% to 2.30%   1.98%     1.62%      to   3.05%
04/30/2012           3,096,563 14.34    to    15.38       45,714,545       1.15% to 2.30%   2.32%     4.28%      to   5.72%
04/30/2011           3,523,187 13.75    to    14.55       49,476,813       1.15% to 2.30%   2.66%     3.38%      to   4.88%
04/30/2010           3,906,220 13.30    to    13.87       52,512,551       1.15% to 2.30%   3.24%     5.41%/(5)/ to   8.50%
SST Focus Growth Portfolio Class 1
12/31/2014              97,054 11.99    to    12.94        1,255,184       1.40% to 1.52%   0.00%     9.26%      to   9.35%
04/30/2014             118,255 10.97    to    11.83        1,398,684       1.40% to 1.52%   0.00%    16.28%      to  16.42%
04/30/2013             139,786  9.44    to    10.16        1,419,603       1.40% to 1.52%   0.00%     1.71%      to   1.83%
04/30/2012             167,912  9.28    to     9.98        1,673,953       1.40% to 1.52%   0.13%    -3.05%      to  -2.94%
04/30/2011             300,384  9.57    to    10.28        3,086,682       1.40% to 1.52%   0.00%    30.07%      to  30.22%
04/30/2010             273,760  7.36    to     7.90        2,159,769       1.40% to 1.52%   0.00%    39.42%      to  39.59%
SST Focus Growth Portfolio Class 2
12/31/2014           2,760,875 11.82    to    12.67       34,135,889       1.40% to 1.95%   0.00%     8.83%      to   9.24%
04/30/2014           3,165,513 10.86    to    11.60       35,874,943       1.40% to 1.95%   0.00%    15.61%      to  16.24%
04/30/2013           3,800,430  9.39    to     9.98       37,129,175       1.40% to 1.95%   0.00%     1.12%      to   1.68%
04/30/2012           5,014,614  9.29    to     9.81       48,297,233       1.40% to 1.95%   0.09%    -3.61%      to  -3.08%
04/30/2011           6,517,977  9.64    to    10.12       64,888,166       1.40% to 1.95%   0.00%    29.31%      to  30.03%
04/30/2010           4,063,851  7.45    to     7.79       31,156,204       1.40% to 1.95%   0.00%    38.61%      to  39.38%

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the eight months ended December 31, 2014, and the years ended April 30, 2014, 2013, 2012, 2011, and 2010:

                              At December 31 or April 30                     For the period ended December 31 or April 30
                     ---------------------------------------------------   -------------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/      Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- -----------------------
SST Focus Growth Portfolio Class 3
12/31/2014           2,351,129 11.51    to    12.79       29,040,419       1.15% to 2.30%   0.00%      8.69%      to    9.35%
04/30/2014           2,742,563 10.59    to    11.70       31,060,219       1.15% to 2.30%   0.00%     15.38%      to   16.42%
04/30/2013           3,504,364  9.42    to    10.05       34,226,785       1.15% to 2.30%   0.00%      1.52%      to    1.83%
04/30/2012           4,871,618  9.28    to     9.87       46,860,329       1.15% to 2.30%   0.07%     -3.67%      to   -2.94%
04/30/2011           6,181,942  9.63    to    10.17       61,467,987       1.15% to 2.30%   0.00%     28.64%      to   30.22%
04/30/2010           2,836,412  7.49    to     7.81       21,752,321       1.15% to 2.30%   0.00%     38.54%/(5)/ to   39.59%
SST Focus Value Portfolio Class 2
12/31/2014             748,547 22.34    to    24.14       17,639,740       1.40% to 1.95%   0.44%      8.67%      to    9.07%
04/30/2014             850,264 20.56    to    22.14       18,391,606       1.40% to 1.95%   0.55%     17.27%      to   17.92%
04/30/2013           1,016,188 17.53    to    18.77       18,674,096       1.40% to 1.95%   0.35%     12.47%      to   13.09%
04/30/2012           1,295,861 15.59    to    16.60       21,106,237       1.40% to 1.95%   1.27%    -10.61%      to  -10.12%
04/30/2011           1,649,210 17.44    to    18.47       29,954,619       1.40% to 1.95%   1.88%     12.57%      to   13.19%
04/30/2010           2,124,084 15.49    to    16.32       34,144,677       1.40% to 1.95%   2.02%     32.05%      to   32.78%
SST Focus Value Portfolio Class 3
12/31/2014             653,706 21.99    to    24.36       15,298,624       1.15% to 2.30%   0.32%      8.56%      to    9.18%
04/30/2014             731,856 20.26    to    22.31       15,739,847       1.15% to 2.30%   0.40%     17.09%      to   18.09%
04/30/2013             927,118 17.43    to    18.89       16,950,804       1.15% to 2.30%   0.28%     11.96%      to   13.26%
04/30/2012           1,194,208 15.57    to    16.68       19,363,148       1.15% to 2.30%   1.26%    -11.13%      to   -9.98%
04/30/2011           1,409,814 17.52    to    18.53       25,484,956       1.15% to 2.30%   1.85%     11.75%      to   13.36%
04/30/2010           1,602,759 15.68    to    16.35       25,664,219       1.15% to 2.30%   1.93%     29.02%      to   32.98%
SST Growth Strategy Class 1
12/31/2014             855,018 29.43    to    29.99       25,641,192       1.40% to 1.52%   0.00%      8.33%      to    8.42%
04/30/2014             937,088 27.16    to    27.66       25,919,785       1.40% to 1.52%   0.00%     14.74%      to   14.88%
04/30/2013           1,021,777 23.67    to    24.08       24,601,448       1.40% to 1.52%   0.86%      8.34%      to    8.47%
04/30/2012           1,148,927 21.85    to    22.20       25,497,869       1.40% to 1.52%   0.98%      1.63%      to    1.75%
04/30/2011           1,377,338 21.50    to    21.82       30,040,514       1.40% to 1.52%   1.18%     13.85%      to   13.98%
04/30/2010           1,668,155 18.89    to    19.14       31,920,622       1.40% to 1.52%   1.15%     33.48%      to   33.64%
SST Growth Strategy Class 2
12/31/2014           1,608,237 27.56    to    29.34       46,004,704       1.40% to 1.95%   0.00%      7.91%      to    8.31%
04/30/2014           1,740,978 25.54    to    27.09       46,077,734       1.40% to 1.95%   0.00%     14.08%      to   14.71%
04/30/2013           2,022,330 22.39    to    23.62       46,757,985       1.40% to 1.95%   0.73%      7.72%      to    8.31%
04/30/2012           2,509,594 20.78    to    21.81       53,720,948       1.40% to 1.95%   0.86%      1.04%      to    1.60%
04/30/2011           3,126,055 20.57    to    21.46       65,981,217       1.40% to 1.95%   1.04%     13.19%      to   13.81%
04/30/2010           4,060,309 18.17    to    18.86       75,466,749       1.40% to 1.95%   1.01%     32.70%      to   33.44%
SST Growth Strategy Class 3
12/31/2014           2,202,437 27.25    to    29.60       63,109,249       1.15% to 2.30%   0.00%      7.80%      to    8.42%
04/30/2014           2,462,739 25.27    to    27.30       65,284,728       1.15% to 2.30%   0.00%     13.91%      to   14.88%
04/30/2013           2,719,588 21.34    to    23.77       62,921,558       1.15% to 2.30%   0.66%      4.88%      to    8.47%
04/30/2012           3,068,999 20.34    to    21.91       65,712,862       1.15% to 2.30%   0.80%     -0.66%      to    1.75%
04/30/2011           3,647,029 20.48    to    21.53       77,028,848       1.15% to 2.30%   0.99%     12.79%      to   13.98%
04/30/2010           4,249,562 18.15    to    18.89       79,019,261       1.15% to 2.30%   0.92%     31.01%/(5)/ to   33.64%
SST International Equity Portfolio Class 1
12/31/2014             232,286 10.05    to    10.96        2,543,146       1.40% to 1.52%   1.51%     -7.31%      to   -7.23%
04/30/2014             243,971 10.84    to    11.81        2,879,492       1.40% to 1.52%   1.09%      9.17%      to    9.30%
04/30/2013             282,848  9.93    to    10.80        3,048,517       1.40% to 1.52%   1.51%     12.95%      to   13.08%
04/30/2012             343,572  8.79    to     9.55        3,266,745       1.40% to 1.52%   1.48%    -13.85%      to  -13.74%
04/30/2011             430,251 10.21    to    11.08        4,745,392       1.40% to 1.52%   1.57%     17.14%      to   17.28%
04/30/2010             591,846  8.71    to     9.44        5,572,096       1.40% to 1.52%   1.68%     32.50%      to   32.66%

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the eight months ended December 31, 2014, and the years ended April 30, 2014, 2013, 2012, 2011, and 2010:

                              At December 31 or April 30                     For the period ended December 31 or April 30
                     ---------------------------------------------------   -------------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/      Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- -----------------------
SST International Equity Portfolio Class 2
12/31/2014           2,642,072 10.04    to    10.72       27,566,121       1.40% to 1.95%   1.33%     -7.67%      to   -7.33%
04/30/2014           2,692,694 10.88    to    11.57       30,374,046       1.40% to 1.95%   0.96%      8.54%      to    9.14%
04/30/2013           3,049,673 10.02    to    10.60       31,598,767       1.40% to 1.95%   1.32%     12.30%      to   12.91%
04/30/2012           3,724,711  8.92    to     9.39       34,262,952       1.40% to 1.95%   1.25%    -14.34%      to  -13.87%
04/30/2011           4,564,314 10.42    to    10.90       48,850,570       1.40% to 1.95%   1.46%     16.47%      to   17.11%
04/30/2010           5,688,860  8.95    to     9.31       52,128,758       1.40% to 1.95%   1.58%     31.73%      to   32.46%
SST International Equity Portfolio Class 3
12/31/2014           2,310,207  9.83    to    10.82       24,024,422       1.15% to 2.30%   1.19%     -7.79%      to   -7.23%
04/30/2014           2,463,020 10.66    to    11.66       27,693,713       1.15% to 2.30%   0.86%      8.33%      to    9.31%
04/30/2013           2,919,278  9.99    to    10.67       30,158,546       1.15% to 2.30%   1.30%     12.72%      to   13.08%
04/30/2012           3,545,304  8.87    to     9.43       32,511,807       1.15% to 2.30%   1.23%    -14.45%      to  -13.74%
04/30/2011           4,320,621 10.36    to    10.94       46,132,149       1.15% to 2.30%   1.42%     15.72%      to   17.28%
04/30/2010           4,927,680  8.95    to     9.33       45,058,335       1.15% to 2.30%   1.54%     25.81%/(5)/ to   32.66%
SST Large Cap Growth Portfolio Class 1
12/31/2014             269,106 14.78    to    16.61        4,468,132       1.40% to 1.52%   0.38%     11.94%      to   12.03%
04/30/2014             293,987 13.20    to    14.83        4,357,264       1.40% to 1.52%   0.61%     17.98%      to   18.12%
04/30/2013             337,894 11.19    to    12.55        4,226,406       1.40% to 1.52%   0.53%     10.92%      to   11.05%
04/30/2012             397,835 10.09    to    11.30        4,466,693       1.40% to 1.52%   0.46%      4.45%      to    4.58%
04/30/2011             518,497  9.66    to    10.81        5,561,204       1.40% to 1.52%   0.30%     13.02%      to   13.15%
04/30/2010             481,753  8.54    to     9.55        4,567,735       1.40% to 1.52%   0.00%     32.92%      to   33.08%
SST Large Cap Growth Portfolio Class 2
12/31/2014           2,588,960 15.15    to    16.25       40,921,872       1.40% to 1.95%   0.24%     11.50%      to   11.92%
04/30/2014           2,836,926 13.59    to    14.52       40,138,063       1.40% to 1.95%   0.49%     17.30%      to   17.95%
04/30/2013           3,426,208 11.58    to    12.31       41,207,272       1.40% to 1.95%   0.36%     10.28%      to   10.88%
04/30/2012           4,180,611 10.50    to    11.10       45,444,872       1.40% to 1.95%   0.29%      3.85%      to    4.42%
04/30/2011           5,498,428 10.11    to    10.63       57,362,174       1.40% to 1.95%   0.17%     12.26%      to   12.88%
04/30/2010           5,310,428  9.01    to     9.42       49,188,197       1.40% to 1.95%   0.00%     32.15%      to   32.88%
SST Large Cap Growth Portfolio Class 3
12/31/2014           1,671,274 14.95    to    16.35       26,400,022       1.15% to 2.30%   0.12%     11.39%      to   12.03%
04/30/2014           1,968,369 13.42    to    14.59       27,816,190       1.15% to 2.30%   0.37%     17.13%      to   18.13%
04/30/2013           2,458,796 11.52    to    12.35       29,544,017       1.15% to 2.30%   0.25%     10.51%      to   11.05%
04/30/2012           3,036,580 10.42    to    11.12       32,983,305       1.15% to 2.30%   0.22%      3.22%      to    4.57%
04/30/2011           3,883,730 10.10    to    10.64       40,500,310       1.15% to 2.30%   0.09%     11.26%      to   13.04%
04/30/2010           3,644,911  9.08    to     9.41       33,756,726       1.15% to 2.30%   0.00%     31.44%/(5)/ to   33.03%
SST Large Cap Value Portfolio Class 1
12/31/2014             186,003 21.44    to    22.74        4,223,339       1.40% to 1.52%   1.07%      5.90%      to    5.99%
04/30/2014             198,743 20.24    to    21.45        4,258,098       1.40% to 1.52%   0.93%     16.21%      to   16.35%
04/30/2013             242,772 17.42    to    18.44        4,466,781       1.40% to 1.52%   1.40%     17.06%      to   17.20%
04/30/2012             299,567 14.88    to    15.73        4,701,869       1.40% to 1.52%   1.47%     -1.48%      to   -1.37%
04/30/2011             362,022 15.10    to    15.95        5,761,016       1.40% to 1.52%   1.81%     12.95%      to   13.08%
04/30/2010             425,322 13.37    to    14.11        5,987,424       1.40% to 1.52%   2.53%     40.90%      to   41.07%
SST Large Cap Value Portfolio Class 2
12/31/2014           1,764,894 20.22    to    22.26       37,984,876       1.40% to 1.95%   0.92%      5.49%      to    5.88%
04/30/2014           1,930,614 19.17    to    21.03       39,308,688       1.40% to 1.95%   0.85%     15.54%      to   16.17%
04/30/2013           2,222,465 16.59    to    18.10       39,035,475       1.40% to 1.95%   1.20%     16.38%      to   17.02%
04/30/2012           2,705,830 14.25    to    15.47       40,703,391       1.40% to 1.95%   1.34%     -2.05%      to   -1.51%
04/30/2011           3,334,478 14.55    to    15.70       51,059,881       1.40% to 1.95%   1.66%     12.29%      to   12.91%
04/30/2010           4,012,562 12.96    to    13.91       54,558,994       1.40% to 1.95%   2.44%     40.08%      to   40.85%

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the eight months ended December 31, 2014, and the years ended April 30, 2014, 2013, 2012, 2011, and 2010:

                              At December 31 or April 30                       For the period ended December 31 or April 30
                     ---------------------------------------------------   -----------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income     Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/       Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- ---------------------
SST Large Cap Value Portfolio Class 3
12/31/2014           1,048,823 19.96    to    22.47       22,482,352       1.15% to 2.30%   0.80%     5.38%      to   5.99%
04/30/2014           1,215,842 18.94    to    21.20       24,660,474       1.15% to 2.30%   0.76%    15.36%      to  16.35%
04/30/2013           1,467,772 16.99    to    18.22       25,687,519       1.15% to 2.30%   1.10%    16.28%      to  17.20%
04/30/2012           1,864,175 14.61    to    15.55       27,939,494       1.15% to 2.30%   1.29%    -2.38%      to  -1.37%
04/30/2011           2,179,949 14.97    to    15.76       33,269,108       1.15% to 2.30%   1.60%    11.71%      to  13.09%
04/30/2010           2,523,085 13.40    to    13.94       34,221,328       1.15% to 2.30%   2.37%    36.57%/(5)/ to  41.07%
SST Mid Cap Growth Portfolio Class 1
12/31/2014             124,249 28.64    to    31.68        3,935,149       1.40% to 1.52%   0.00%     9.67%      to   9.76%
04/30/2014             137,960 26.12    to    28.86        3,980,853       1.40% to 1.52%   0.00%    17.28%      to  17.42%
04/30/2013             162,672 22.27    to    24.58        3,992,408       1.40% to 1.52%   0.00%    11.18%      to  11.31%
04/30/2012             203,074 20.03    to    22.08        4,465,868       1.40% to 1.52%   0.00%    -4.06%      to  -3.95%
04/30/2011             279,933 20.88    to    22.99        6,404,989       1.40% to 1.52%   0.00%    25.91%      to  26.07%
04/30/2010             305,563 16.58    to    18.23        5,547,018       1.40% to 1.52%   0.00%    44.23%      to  44.40%
SST Mid Cap Growth Portfolio Class 2
12/31/2014             922,376 29.07    to    31.01       27,812,996       1.40% to 1.95%   0.00%     9.25%      to   9.65%
04/30/2014           1,036,508 26.61    to    28.28       28,550,765       1.40% to 1.95%   0.00%    16.61%      to  17.25%
04/30/2013           1,189,284 22.82    to    24.12       28,014,697       1.40% to 1.95%   0.00%    10.54%      to  11.15%
04/30/2012           1,500,029 20.64    to    21.70       31,878,711       1.40% to 1.95%   0.00%    -4.62%      to  -4.09%
04/30/2011           1,911,975 21.64    to    22.63       42,481,853       1.40% to 1.95%   0.00%    25.19%      to  25.88%
04/30/2010           2,408,595 17.29    to    17.98       42,612,099       1.40% to 1.95%   0.00%    43.39%      to  44.19%
SST Mid Cap Growth Portfolio Class 3
12/31/2014             675,738 28.65    to    31.33       20,387,938       1.15% to 2.30%   0.00%     9.14%      to   9.76%
04/30/2014             799,419 26.25    to    28.54       22,028,832       1.15% to 2.30%   0.00%    16.43%      to  17.43%
04/30/2013             988,369 22.70    to    24.30       23,300,090       1.15% to 2.30%   0.00%    10.61%      to  11.31%
04/30/2012           1,245,343 20.52    to    21.83       26,482,365       1.15% to 2.30%   0.00%    -4.77%      to  -3.95%
04/30/2011           1,520,876 21.55    to    22.73       33,798,729       1.15% to 2.30%   0.00%    24.70%      to  26.07%
04/30/2010           1,834,874 17.28    to    18.03       32,477,087       1.15% to 2.30%   0.00%    44.40%      to  45.39%/(5)/
SST Mid Cap Value Portfolio Class 1
12/31/2014              89,501 37.36    to    38.56        3,450,660       1.40% to 1.52%   0.79%     7.33%      to   7.41%
04/30/2014             101,551 34.81    to    35.90        3,645,137       1.40% to 1.52%   0.73%    18.19%      to  18.33%
04/30/2013             119,413 29.45    to    30.34        3,620,534       1.40% to 1.52%   0.60%    18.02%      to  18.17%
04/30/2012             143,121 24.95    to    25.67        3,669,683       1.40% to 1.52%   0.58%    -4.86%      to  -4.74%
04/30/2011             192,473 26.22    to    26.95        5,182,395       1.40% to 1.52%   0.76%    19.01%      to  19.15%
04/30/2010             229,756 22.04    to    22.62        5,192,796       1.40% to 1.52%   1.56%    46.69%      to  46.87%
SST Mid Cap Value Portfolio Class 2
12/31/2014             961,452 33.21    to    37.76       34,823,942       1.40% to 1.95%   0.66%     6.91%      to   7.30%
04/30/2014           1,074,753 31.06    to    35.19       36,315,108       1.40% to 1.95%   0.60%    17.51%      to  18.16%
04/30/2013           1,247,277 26.43    to    29.78       35,749,104       1.40% to 1.95%   0.43%    17.34%      to  17.99%
04/30/2012           1,497,747 22.53    to    25.24       36,474,826       1.40% to 1.95%   0.46%    -5.40%      to  -4.88%
04/30/2011           1,865,190 23.81    to    26.54       47,910,534       1.40% to 1.95%   0.63%    18.32%      to  18.97%
04/30/2010           2,228,830 20.13    to    22.30       48,200,122       1.40% to 1.95%   1.41%    45.84%      to  46.65%
SST Mid Cap Value Portfolio Class 3
12/31/2014             688,259 32.61    to    38.04       24,749,175       1.15% to 2.30%   0.48%     6.80%      to   7.41%
04/30/2014             822,763 30.53    to    35.41       27,589,163       1.15% to 2.30%   0.48%    17.33%      to  18.33%
04/30/2013             974,333 27.84    to    29.92       27,763,908       1.15% to 2.30%   0.38%    17.01%      to  18.17%
04/30/2012           1,175,408 23.79    to    25.32       28,463,669       1.15% to 2.30%   0.38%    -5.80%      to  -4.74%
04/30/2011           1,403,882 25.26    to    26.58       35,818,229       1.15% to 2.30%   0.56%    17.72%      to  19.15%
04/30/2010           1,676,182 21.46    to    22.31       36,058,406       1.15% to 2.30%   1.32%    46.87%      to  47.60%/(5)/

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the eight months ended December 31, 2014, and the years ended April 30, 2014, 2013, 2012, 2011, and 2010:

                              At December 31 or April 30                    For the period ended December 31 or April 30
                     ---------------------------------------------------   -----------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/     Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- ---------------------
SST Moderate Growth Strategy Class 1
12/31/2014             870,780 27.81    to    28.34        24,674,574      1.40% to 1.52%   0.00%     7.33%      to   7.42%
04/30/2014             925,377 25.91    to    26.38        24,410,410      1.40% to 1.52%   0.00%    12.68%      to  12.82%
04/30/2013           1,060,878 22.99    to    23.38        24,801,748      1.40% to 1.52%   1.22%     8.03%      to   8.16%
04/30/2012           1,289,625 21.28    to    21.62        27,870,952      1.40% to 1.52%   1.53%     1.83%      to   1.95%
04/30/2011           1,592,093 20.90    to    21.20        33,744,316      1.40% to 1.52%   1.76%    12.35%      to  12.49%
04/30/2010           1,948,371 18.60    to    18.85        36,710,605      1.40% to 1.52%   2.00%    31.58%      to  31.74%
SST Moderate Growth Strategy Class 2
12/31/2014           3,509,705 25.80    to    27.74        94,716,495      1.40% to 1.95%   0.00%     6.92%      to   7.31%
04/30/2014           3,908,300 24.13    to    25.85        98,415,385      1.40% to 1.95%   0.00%    12.03%      to  12.65%
04/30/2013           4,352,631 21.54    to    22.94        97,503,127      1.40% to 1.95%   1.09%     7.41%      to   8.00%
04/30/2012           5,402,278 20.05    to    21.24       112,341,502      1.40% to 1.95%   1.38%     1.24%      to   1.80%
04/30/2011           6,787,615 19.81    to    20.87       138,936,547      1.40% to 1.95%   1.61%    11.71%      to  12.32%
04/30/2010           9,255,880 17.73    to    18.58       169,027,938      1.40% to 1.95%   1.84%    30.82%      to  31.55%
SST Moderate Growth Strategy Class 3
12/31/2014           3,341,481 25.41    to    28.00        90,011,038      1.15% to 2.30%   0.00%     6.81%      to   7.42%
04/30/2014           3,637,661 23.79    to    26.06        91,464,870      1.15% to 2.30%   0.00%    11.87%      to  12.82%
04/30/2013           4,248,813 20.67    to    23.10        95,121,445      1.15% to 2.30%   1.03%     4.57%      to   8.16%
04/30/2012           4,696,566 19.76    to    21.36        97,675,934      1.15% to 2.30%   1.32%    -0.46%      to   1.95%
04/30/2011           5,720,603 19.86    to    20.95       117,083,961      1.15% to 2.30%   1.61%    11.33%      to  12.49%
04/30/2010           6,431,402 17.84    to    18.63       117,437,570      1.15% to 2.30%   1.77%    28.88%/(5)/ to  31.74%
SST Real Return Portfolio Class 3
12/31/2014           1,359,234 10.72    to    11.76        15,350,689      1.15% to 2.30%   0.00%    -1.32%      to  -0.72%
04/30/2014           1,599,614 10.87    to    11.84        18,263,353      1.15% to 2.30%   0.67%    -6.08%      to  -5.23%
04/30/2013           2,241,308 11.73    to    12.50        27,117,516      1.15% to 2.30%   2.60%     0.19%      to   1.34%
04/30/2012           2,576,433 11.71    to    12.33        30,899,180      1.15% to 2.30%   0.00%     2.42%      to   3.60%
04/30/2011           2,943,825 11.43    to    11.90        34,220,616      1.15% to 2.30%   1.12%     2.27%      to   3.45%
04/30/2010           3,504,191 11.18    to    11.50        39,555,958      1.15% to 2.30%   5.81%    13.77%/(5)/ to  17.56%
SAST Dynamic Allocation Portfolio Class 3 /(6)/
12/31/2014           5,169,392 12.36    to    12.61        64,417,459      1.15% to 2.00%   0.57%     3.03%      to   3.62%
04/30/2014           4,540,845 12.00    to    12.17        54,753,876      1.15% to 2.00%   0.00%     6.16%      to   7.07%
SAST SunAmerica Dynamic Strategy Portfolio Class 3 /(8)/
12/31/2014           4,822,626 12.29    to    12.50        59,721,312      1.15% to 2.00%   0.41%     2.87%      to   3.46%
04/30/2014           4,296,306 11.95    to    12.09        51,561,591      1.15% to 2.00%   0.00%     6.21%      to   7.12%
SST Small Cap Portfolio Class 1
12/31/2014             103,845 17.72    to    18.72         1,941,896      1.40% to 1.52%   0.21%     5.41%      to   5.49%
04/30/2014             108,269 16.81    to    17.74         1,919,326      1.40% to 1.52%   0.00%    19.76%      to  19.91%
04/30/2013             125,721 14.03    to    14.80         1,858,713      1.40% to 1.52%   0.00%     9.36%      to   9.49%
04/30/2012             162,480 12.83    to    13.51         2,192,398      1.40% to 1.52%   0.00%    -5.80%      to  -5.68%
04/30/2011             213,659 13.62    to    14.33         3,057,834      1.40% to 1.52%   0.00%    20.14%      to  20.29%
04/30/2010             280,242 11.34    to    11.91         3,334,978      1.40% to 1.52%   0.13%    47.03%      to  47.21%
SST Small Cap Portfolio Class 2
12/31/2014           1,341,315 17.13    to    18.33        23,971,854      1.40% to 1.95%   0.04%     5.00%      to   5.39%
04/30/2014           1,506,841 16.32    to    17.39        25,587,797      1.40% to 1.95%   0.00%    19.07%      to  19.73%
04/30/2013           1,796,337 13.70    to    14.52        25,550,010      1.40% to 1.95%   0.00%     8.73%      to   9.33%
04/30/2012           2,197,424 12.60    to    13.28        28,642,097      1.40% to 1.95%   0.00%    -6.34%      to  -5.83%
04/30/2011           2,678,460 13.46    to    14.11        37,148,385      1.40% to 1.95%   0.00%    19.45%      to  20.11%
04/30/2010           3,332,561 11.26    to    11.74        38,556,747      1.40% to 1.95%   0.00%    46.18%      to  46.99%

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the eight months ended December 31, 2014, and the years ended April 30, 2014, 2013, 2012, 2011, and 2010:

                              At December 31 or April 30                       For the period ended December 31 or April 30
                     ---------------------------------------------------   -----------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income     Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/       Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- ---------------------
SST Small Cap Portfolio Class 3
12/31/2014             953,441 16.84    to    18.46       17,004,346       1.15% to 2.30%   0.00%     4.86%      to   5.49%
04/30/2014           1,096,104 16.06    to    17.50       18,586,055       1.15% to 2.30%   0.00%    18.84%      to  19.91%
04/30/2013           1,371,157 13.71    to    14.59       19,469,376       1.15% to 2.30%   0.00%     9.15%      to   9.49%
04/30/2012           1,722,016 12.56    to    13.33       22,407,345       1.15% to 2.30%   0.00%    -6.36%      to  -5.69%
04/30/2011           2,220,918 13.41    to    14.13       30,753,449       1.15% to 2.30%   0.00%    18.77%      to  20.28%
04/30/2010           2,740,042 11.29    to    11.75       31,686,324       1.15% to 2.30%   0.00%    47.20%      to  47.76%/(5)/
T Rowe Price Blue Chip Growth Portfolio Class II
12/31/2014             287,447 16.10    to    17.03        4,772,242       1.15% to 2.30%   0.00%    10.98%      to  11.61%
04/30/2014             334,086 14.51    to    15.26        4,984,915       1.15% to 2.30%   0.00%    22.02%      to  23.06%
04/30/2013             446,422 11.74    to    12.40        5,428,805       1.15% to 2.30%   0.00%     6.28%      to   7.51%
04/30/2012             461,494 11.04    to    11.53        5,245,710       1.15% to 2.30%   0.00%     8.86%      to  10.16%
04/30/2011             420,325 10.15    to    10.47        4,350,543       1.15% to 2.30%   0.00%    15.43%      to  16.82%
04/30/2010             438,740  8.79    to     8.96        3,901,806       1.15% to 2.30%   0.00%    35.94%/(5)/ to  36.36%
T Rowe Price Equity Income Portfolio Class II
12/31/2014             670,960 13.16    to    14.04        9,160,167       1.15% to 2.30%   0.98%     3.34%      to   3.96%
04/30/2014             778,802 12.74    to    13.50       10,251,889       1.15% to 2.30%   1.46%    14.82%      to  15.86%
04/30/2013           1,103,245 11.04    to    11.66       12,574,684       1.15% to 2.30%   1.72%    17.08%      to  18.43%
04/30/2012           1,209,527  9.43    to     9.84       11,683,720       1.15% to 2.30%   1.80%    -1.48%      to  -0.33%
04/30/2011           1,334,159  9.57    to     9.87       12,979,936       1.15% to 2.30%   1.48%    10.24%      to  11.53%
04/30/2010           1,344,788  8.68    to     8.85       11,776,667       1.15% to 2.30%   1.49%    38.29%/(5)/ to  42.08%
Fidelity VIP Contrafund Portfolio Service Class 2
12/31/2014             533,483 13.78    to    14.62        7,600,830       1.15% to 2.30%   0.71%     8.71%      to   9.37%
04/30/2014             585,892 12.67    to    13.37        7,657,680       1.15% to 2.30%   0.81%    18.40%      to  19.47%
04/30/2013             773,211 10.63    to    11.19        8,483,254       1.15% to 2.30%   1.10%    10.44%      to  11.72%
04/30/2012             909,940  9.62    to    10.02        8,973,348       1.15% to 2.30%   0.81%    -2.00%      to  -0.91%
04/30/2011             891,464  9.82    to    10.11        8,905,388       1.15% to 2.30%   0.96%    16.42%      to  17.66%
04/30/2010             944,950  8.44    to     8.59        8,053,947       1.15% to 2.30%   1.10%    38.03%/(5)/ to  40.66%
Fidelity VIP Equity-Income Portfolio Service Class 2
12/31/2014             693,166 12.52    to    13.27        8,956,483       1.15% to 2.30%   2.51%     3.51%      to   4.10%
04/30/2014             781,885 12.10    to    12.74        9,727,111       1.15% to 2.30%   2.08%    14.34%      to  15.32%
04/30/2013           1,079,323 10.48    to    11.05       11,688,881       1.15% to 2.30%   2.81%    18.17%      to  19.53%
04/30/2012           1,184,331  8.87    to     9.24       10,773,246       1.15% to 2.30%   2.36%    -1.61%      to  -0.46%
04/30/2011           1,266,115  9.01    to     9.29       11,617,039       1.15% to 2.30%   1.54%    13.03%      to  14.35%
04/30/2010           1,363,328  7.97    to     8.12       10,982,362       1.15% to 2.30%   1.86%    37.72%/(5)/ to  42.63%
Fidelity VIP Investment Grade Bond Portfolio Service Class 2
12/31/2014           1,955,870 12.16    to    12.88       24,553,484       1.15% to 2.30%   1.84%     1.33%      to   1.91%
04/30/2014           2,285,606 12.01    to    12.64       28,220,970       1.15% to 2.30%   1.95%    -2.27%      to  -1.43%
04/30/2013           3,084,950 12.14    to    12.82       38,785,015       1.15% to 2.30%   2.16%     2.22%      to   3.40%
04/30/2012           3,255,830 11.87    to    12.40       39,728,047       1.15% to 2.30%   2.89%     4.41%      to   5.61%
04/30/2011           3,484,861 11.37    to    11.74       40,408,883       1.15% to 2.30%   3.28%     3.76%      to   4.96%
04/30/2010           3,344,732 10.96    to    11.19       37,096,964       1.15% to 2.30%   3.58%    10.70%/(5)/ to  14.13%
Fidelity VIP Mid Cap Portfolio Service Class 2
12/31/2014             869,030 14.61    to    15.52       13,101,624       1.15% to 2.30%   0.02%     5.37%      to   5.97%
04/30/2014           1,001,997 13.87    to    14.64       14,294,273       1.15% to 2.30%   0.26%    19.61%      to  20.63%
04/30/2013           1,515,347 11.45    to    12.14       17,981,068       1.15% to 2.30%   0.39%    10.22%      to  11.49%
04/30/2012           1,694,452 10.39    to    10.89       18,105,380       1.15% to 2.30%   0.02%    -8.70%      to  -7.66%
04/30/2011           1,829,219 11.38    to    11.79       21,248,435       1.15% to 2.30%   0.12%    21.10%      to  22.43%
04/30/2010           1,970,517  9.40    to     9.63       18,769,046       1.15% to 2.30%   0.38%    42.57%/(5)/ to  43.86%

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the eight months ended December 31, 2014, and the years ended April 30, 2014, 2013, 2012, 2011, and 2010:

                             At December 31 or April 30                      For the period ended December 31 or April 30
                     ---------------------------------------------------   -------------------------------------------------
                                                                           Expense Ratio  Investment
                                Unit Value                                   Lowest to      Income   Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/      Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- -----------------------
Fidelity VIP Overseas Portfolio Service Class 2
12/31/2014             851,870 8.73    to     9.23         7,661,734       1.15% to 2.30%   1.06%     -5.96%      to   -5.42%
04/30/2014             901,286 9.28    to     9.76         8,596,645       1.15% to 2.30%   1.01%     12.79%      to   13.75%
04/30/2013           1,326,017 8.13    to     8.58        11,160,132       1.15% to 2.30%   1.69%     12.34%      to   13.64%
04/30/2012           1,458,510 7.24    to     7.55        10,843,974       1.15% to 2.30%   1.26%    -16.36%      to  -15.37%
04/30/2011           1,531,010 8.65    to     8.93        13,501,351       1.15% to 2.30%   1.15%     22.22%      to   23.67%
04/30/2010           1,516,839 7.08    to     7.22        10,859,575       1.15% to 2.30%   1.85%     26.40%/(5)/ to   32.78%

/(1)/ These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 4. The minimum and maximum ratios shown include subaccounts that may not have net assets.
/(2)/ These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.
/(3)/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
/(4)/ These amounts represent the net asset value before the adjustments allocated to the contracts in payout period.
/(5)/ For the period from the effective date of May 13, 2009 to April 30, 2010. /(6)/ Fund commenced operations on August 31, 2012

VARIABLE ANNUITY ACCOUNT FIVE
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 8 - SUBSEQUENT EVENTS

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through April 27, 2015. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

American General Life
Insurance Company
Audited GAAP Financial Statements
At December 31, 2014 and 2013 and for
the three years ended December 31, 2014

AMERICAN GENERAL LIFE INSURANCE COMPANY
INDEX TO FINANCIAL STATEMENTS

                                                                                                             Page
                                                                                                             ----
Report of Independent Registered Public Accounting Firm                                                       2
Consolidated Balance Sheets at December 31, 2014 and 2013                                                     3
Consolidated Statements of Income for the years ended December 31, 2014, 2013 and 2012                        4
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012   5
Consolidated Statements of Equity for the years ended December 31, 2014, 2013 and 2012                        6
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012                    7
Notes to Consolidated Financial Statements                                                                    8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of American General Life Insurance
Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income (loss), equity and cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., at December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Houston, TX
April 27, 2015

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

                                                                                           December 31,
                                                                                        ------------------
(in millions, except for share data)                                                      2014      2013
------------------------------------                                                    -------- ---------
                                                                                                  (Revised)
Assets:
   Investments:
       Fixed maturity securities:
          Bonds available for sale, at fair value (amortized cost: 2014 -
            $94,559; 2013 - $94,201)                                                    $102,743 $  98,148
          Other bond securities, at fair value                                             2,934     2,452
       Equity securities:
          Common and preferred stock, available for sale, at fair value (cost:
            2014 - $19; 2013 - $23)                                                           26        29
          Other common and preferred stock, at fair value                                     --       538
       Mortgage and other loans receivable, net of allowance                              11,812    10,085
       Other invested assets (portion measured at fair value: 2014 - $3,176;
         2013 - $3,223)                                                                    7,082     7,512
       Flight equipment (net of accumulated depreciation and impairment: 2014 -
         $0; 2013 - $1,034)                                                                   --       762
       Short-term investments (portion measured at fair value: 2014 - $558;
         2013 - $2,735)                                                                    1,381     3,896
                                                                                        -------- ---------
          Total investments                                                              125,978   123,422
   Cash                                                                                      277       202
   Investment in AIG (cost: 2014 - $9; 2013 - $9)                                              6         5
   Accrued investment income                                                               1,042     1,074
   Amounts due from related parties                                                           82       138
   Premiums and other receivables, net of allowance                                          602       488
   Reinsurance assets, net of allowance                                                    1,616     1,675
   Derivative assets, at fair value                                                          729       507
   Deferred policy acquisition costs                                                       5,643     5,444
   Deferred sales inducements                                                                442       502
   Current income tax receivable                                                             558       748
   Deferred income taxes                                                                      --       328
   Other assets (including restricted cash of $396 in 2014 and $183 in 2013)               1,153     1,081
   Separate account assets, at fair value                                                 40,627    35,701
                                                                                        -------- ---------
Total assets                                                                            $178,755 $ 171,315
                                                                                        ======== =========
Liabilities:
   Future policy benefits for life and accident and health insurance contracts          $ 30,854 $  29,277
   Policyholder contract deposits (portion measured at fair value: 2014 -
     $1,341; 2013 - $367)                                                                 72,898    70,397
   Policy claims and benefits payable                                                        646       615
   Other policyholder funds                                                                2,079     1,986
   Income taxes payable to parent                                                             11        --
   Deferred income taxes                                                                     255        --
   Notes payable - to affiliates, net (portion measured at fair value: 2014 -
     $291; 2013 - $211)                                                                      658       260
   Notes payable - to third parties, net                                                     627       378
   Amounts due to related parties                                                          1,745       298
   Securities lending payable                                                                 --     2,514
   Derivative liabilities, at fair value                                                     458       534
   Other liabilities                                                                       3,450     3,627
   Separate account liabilities                                                           40,627    35,701
                                                                                        -------- ---------
Total liabilities                                                                        154,308   145,587
                                                                                        -------- ---------
Commitments and contingencies (see Note 13)

American General Life Insurance Company (AGL) shareholder's equity:
   Preferred stock, $100 par value; 8,500 shares authorized, issued and
     outstanding                                                                               1         1
   Common stock, $10 par value; 600,000 shares authorized, issued and
     outstanding                                                                               6         6
   Additional paid-in capital                                                             18,514    23,163
   Retained earnings (accumulated deficit)                                                    --      (337)
   Accumulated other comprehensive income                                                  5,926     2,731
                                                                                        -------- ---------
Total AGL shareholder's equity                                                            24,447    25,564
Noncontrolling interests                                                                      --       164
                                                                                        -------- ---------
Total equity                                                                              24,447    25,728
                                                                                        -------- ---------
Total liabilities and equity                                                            $178,755 $ 171,315
                                                                                        ======== =========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME

                                                                                      Years Ended December 31,
                                                                                     -------------------------
(in millions)                                                                          2014     2013     2012
-------------                                                                        -------  -------  -------
Revenues:
   Premiums                                                                          $ 1,666  $ 1,783  $ 1,616
   Policy fees                                                                         1,976    1,766    1,837
   Net investment income                                                               6,942    6,692    7,001
   Net realized capital gains (losses):
       Total other-than-temporary impairments on available for sale securities           (81)     (74)    (127)
       Portion of other-than-temporary impairments on available for sale fixed
         maturity securities recognized in other comprehensive income (loss)             (23)      (1)    (170)
                                                                                     -------  -------  -------
   Net other-than-temporary impairments on available for sale securities
     recognized in net income                                                           (104)     (75)    (297)
   Other realized capital gains                                                           37    2,092      968
                                                                                     -------  -------  -------
   Total net realized capital (losses) gains                                             (67)   2,017      671
       Other income                                                                    2,580    2,878    1,681
                                                                                     -------  -------  -------
Total revenues                                                                        13,097   15,136   12,806
                                                                                     -------  -------  -------
Benefits and expenses:
   Policyholder benefits                                                               4,228    4,864    4,247
   Interest credited to policyholder account balances                                  2,210    2,277    2,934
   Amortization of deferred policy acquisition costs                                     623      535      665
   General and administrative expenses                                                 1,372    1,455    1,400
   Commissions                                                                           341      345      321
   Other expenses                                                                      1,310    1,166      839
                                                                                     -------  -------  -------
Total benefits and expenses                                                           10,084   10,642   10,406
                                                                                     -------  -------  -------
Income before income tax expense (benefit)                                             3,013    4,494    2,400
Income tax expense (benefit):
   Current                                                                               401       95      (21)
   Deferred                                                                              727     (543)    (601)
                                                                                     -------  -------  -------
Income tax expense (benefit)                                                           1,128     (448)    (622)
                                                                                     -------  -------  -------
Net income                                                                             1,885    4,942    3,022
Less:
Net income attributable to noncontrolling interests                                       --        1        7
                                                                                     -------  -------  -------
Net income attributable to AGL                                                       $ 1,885  $ 4,941  $ 3,015
                                                                                     =======  =======  =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                                                     Years Ended December 31,
-                                                                                                    -----------------------
(in millions)                                                                                         2014     2013    2012
-------------                                                                                        ------  -------  ------
Net income                                                                                           $1,885  $ 4,942  $3,022
                                                                                                     ------  -------  ------
Other comprehensive income (loss), net of tax
   Change in unrealized appreciation of fixed maturity investments on which other-than-temporary
     credit impairments were taken                                                                       48      242     907
   Change in unrealized appreciation (depreciation) of all other investments                          3,866   (5,265)  2,128
   Adjustments to deferred policy acquisition costs, value of business acquired and deferred sales
     inducements                                                                                       (152)     542    (459)
   Change in insurance loss recognition                                                                (556)   1,325    (217)
   Change in foreign currency translation adjustments                                                   (11)      (6)     (2)
                                                                                                     ------  -------  ------
Other comprehensive income (loss)                                                                     3,195   (3,162)  2,357
                                                                                                     ------  -------  ------
Comprehensive income                                                                                  5,080    1,780   5,379
Comprehensive income attributable to noncontrolling interest                                             --        1       7
                                                                                                     ------  -------  ------
Comprehensive income attributable to AGL                                                             $5,080  $ 1,779  $5,372
                                                                                                     ======  =======  ======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF EQUITY

                                                                                           Total
                                                                 Retained    Accumulated    AGL
                                                    Additional   Earnings       Other      Share-     Non-
                                   Preferred Common  Paid-in   (Accumulated Comprehensive holder's controlling  Total
(in millions)                        Stock   Stock   Capital     Deficit)      Income      Equity   Interests   Equity
-------------                      --------- ------ ---------- ------------ ------------- -------- ----------- -------
Balance, January 1, 2012              $ 1     $ 6    $27,245     $(8,296)      $ 3,536    $22,492     $ 160    $22,652
                                      ---     ---    -------     -------       -------    -------     -----    -------
Net income attributable to AGL or
  other noncontrolling interests       --      --         --       3,015            --      3,015         7      3,022
Other comprehensive income             --      --         --          --         2,357      2,357        --      2,357
Return of capital                      --      --     (1,882)         --            --     (1,882)       --     (1,882)
Other                                  --      --         --          (2)           --         (2)       --         (2)
                                      ---     ---    -------     -------       -------    -------     -----    -------
Balance, December 31, 2012            $ 1     $ 6    $25,363     $(5,283)      $ 5,893    $25,980     $ 167    $26,147
                                      ===     ===    =======     =======       =======    =======     =====    =======
Net income attributable to AGL or
  other noncontrolling interests       --      --         --       4,941            --      4,941         1      4,942
Other comprehensive loss               --      --         --          --        (3,162)    (3,162)       --     (3,162)
Capital contributions from Parent      --      --        368          --            --        368        --        368
Return of capital                      --      --     (2,553)         --            --     (2,553)       --     (2,553)
Other                                  --      --        (15)          5            --        (10)       (4)       (14)
                                      ---     ---    -------     -------       -------    -------     -----    -------
Balance, December 31, 2013            $ 1     $ 6    $23,163     $  (337)      $ 2,731    $25,564     $ 164    $25,728
                                      ===     ===    =======     =======       =======    =======     =====    =======
Net income attributable to AGL or
  other noncontrolling interests       --      --         --       1,885            --      1,885        --      1,885
Dividends                              --      --         --      (1,548)           --     (1,548)       --     (1,548)
Other comprehensive income             --      --         --          --         3,195      3,195        --      3,195
Capital contributions from Parent      --      --         58          --            --         58        --         58
Return of capital                      --      --     (4,707)         --            --     (4,707)       --     (4,707)
Deconsolidation of VIEs                --      --         --          --            --         --      (167)      (167)
Other                                  --      --         --          --            --         --         3          3
                                      ---     ---    -------     -------       -------    -------     -----    -------
Balance, December 31, 2014            $ 1     $ 6    $18,514     $    --       $ 5,926    $24,447     $  --    $24,447
                                      ===     ===    =======     =======       =======    =======     =====    =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                                   Years Ended December 31,
                                                                                                ------------------------------
(in millions)                                                                                     2014       2013       2012
-------------                                                                                   --------  ---------  ---------
                                                                                                           (Revised)  (Revised)
Cash flows from operating activities:
   Net income                                                                                   $  1,885  $   4,942  $   3,022
                                                                                                --------  ---------  ---------
   Adjustments to reconcile net income to net cash provided by operating activities:
       Interest credited to policyholder account balances                                          2,210      2,277      2,934
       Amortization of deferred policy acquisition costs and value of business acquired              623        535        665
       Depreciation and amortization                                                                  25        175        131
       Fees charged for policyholder contract deposits                                            (1,163)      (946)    (1,011)
       Net realized capital losses (gains)                                                            67     (2,017)      (671)
       Unrealized losses (gains) in earnings, net                                                   (280)       153        102
       Equity in income of partnerships and other invested assets                                   (476)      (124)      (314)
       Accretion of net premium/discount on investments                                             (760)      (631)      (774)
       Capitalized interest                                                                          (82)      (531)       (36)
       Provision for deferred income taxes                                                           727       (543)      (601)
   Changes in operating assets and liabilities:
       Accrued investment income                                                                      32         43         20
       Amounts due to/from related parties                                                           473        533       (125)
       Reinsurance assets                                                                             58         83         84
       Deferred policy acquisition costs                                                            (877)      (790)      (604)
       Deferred sales inducements                                                                    (13)       (23)        (5)
       Current income tax receivable/payable                                                         200         38       (499)
       Future policy benefits                                                                        746      1,548        922
       Other policyholders' funds                                                                    (67)       (21)       (19)
       Other, net                                                                                    165       (278)       340
                                                                                                --------  ---------  ---------
   Total adjustments                                                                               1,608       (519)       539
                                                                                                --------  ---------  ---------
Net cash provided by operating activities                                                          3,493      4,423      3,561
                                                                                                ========  =========  =========
Cash flows from investing activities:
Proceeds from (payments for)
   Sales or distribution of:
       Available for sale investments                                                              5,852     22,532     15,422
       Flight equipment                                                                               --         71          7
       Divested businesses, net                                                                       --         --         35
       Other investments, excluding short-term investments                                         1,320        655      2,167
   Redemption and maturities of fixed maturity securities available for sale                       7,833      9,093      6,043
   Principal payments received on sales and maturities of mortgage and other loans receivable      1,747      1,411      1,272
   Redemption and maturities of other investments, excluding short-term investments                  178        178        598
   Purchase of:
       Available for sale investments                                                            (13,290)   (30,112)   (19,464)
       Mortgage and other loans receivable                                                        (3,572)    (1,899)      (961)
       Flight equipment                                                                               --         (8)       (11)
       Acquired businesses, net                                                                       --         --        (48)
       Other investments, excluding short-term investments                                          (930)    (2,396)    (4,215)
   Net change in restricted cash                                                                    (213)      (111)        23
   Net change in short-term investments                                                            2,515        884     (1,580)
   Other, net                                                                                        (60)       (23)        31
                                                                                                --------  ---------  ---------
Net cash provided by (used in) investing activities                                                1,380        275       (681)
                                                                                                ========  =========  =========
Cash flows from financing activities:
   Policyholder contract deposits                                                                  9,524      7,334      5,011
   Policyholder contract withdrawals                                                              (7,006)    (9,018)    (7,402)
   Net exchanges to/from separate accounts                                                        (1,525)    (1,291)      (756)
   Change in repurchase agreements                                                                   225         --        857
   Repayment of notes payable                                                                         --       (259)      (202)
   Issuance of notes payable                                                                         494        230         --
   Federal Home Loan Bank borrowings                                                                  --        (28)        60
   Security deposits on flight equipment                                                              --        (58)       (12)
   Change in securities lending payable                                                           (2,514)     1,048      1,466
   Cash overdrafts                                                                                    21       (142)        67
   Dividends and return of capital paid to Parent Company, net of cash contributions              (4,017)    (2,532)    (1,882)
                                                                                                --------  ---------  ---------
Net cash used in financing activities                                                             (4,798)    (4,716)    (2,793)
                                                                                                ========  =========  =========
Net increase (decrease) in cash                                                                       75        (18)        87
Cash at beginning of year                                                                            202        220        133
                                                                                                --------  ---------  ---------
Cash at end of year                                                                             $    277  $     202  $     220
                                                                                                ========  =========  =========
Supplementary Disclosure of Consolidated Cash Flow Information
Cash paid during the period for:
   Interest                                                                                     $      7  $      32  $      25
   Taxes                                                                                             194        161        132
Non-cash activities:
   Sales inducements credited to policyholder contract deposits                                       20         39         66
   Non-cash dividends declared                                                                     2,238         --         --
   Non-cash contributions from Parent                                                                 58        348         --
                                                                                                ========  =========  =========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. BASIS OF PRESENTATION

American General Life Insurance Company (AGL), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "AGL," "the Company," "we," "us" or "our" mean American General Life Insurance Company and its consolidated entities, and the term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

We are a leading provider of individual term and universal life insurance solutions to middle-income and high net worth customers, as well as a leading provider of fixed and variable annuities. Our primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, structured settlements, corporate- and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts (GICs) and funding agreements, stable value wrap products and group benefits. We distribute our products through independent marketing organizations, independent and career insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants, and direct-to-consumer through AIG Direct. We also provide support services to certain affiliated insurance companies through our subsidiaries, AIG Enterprise Services LLC (AIGES) and SunAmerica Asset Management LLC (SAAMCo).

SAAMCo and its wholly owned distributor, AIG Capital Services, Inc. (AIGCS), and its wholly owned servicing agent, SunAmerica Fund Services, Inc. (SFS), represent our asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds and variable subaccounts offered within our variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). All significant intercompany accounts and transactions have been eliminated. Certain prior period items have been reclassified to conform to the current period's presentation.

The consolidated financial statements include the accounts of the Company, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting rights of a voting interest entity), and variable interest entities
(VIEs) for which we are the primary beneficiary. Equity investments in entities that we do not consolidate, including corporate entities in which we have significant influence, and partnership and partnership-like entities in which we have more than minor influence over operating and financial policies, are accounted for under the equity method unless we have elected the fair value option. Unless the context indicates otherwise, the terms "financial statements," "Balance Sheets," "Statements of Income," "Statements of Comprehensive Income," "Statements of Equity," "Statements of Cash Flows," "Notes to Financial Statements," "financial position," and "results of operations" refer to the applicable consolidated disclosure.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Presentation Changes

Policy fees related to features accounted for as embedded derivatives in variable annuity products, including guaranteed minimum withdrawal benefits and guaranteed minimum account value benefits, are included in the fair value measurement of embedded derivatives. Effective December 31, 2014, we reclassified fees related to these embedded derivatives to net realized capital gains, with no effect to the fair value measurement of the embedded derivatives, net income or shareholder's equity. Accordingly, a portion of prior period policy fees have been reclassified to net realized capital gains to conform to the current period presentation. See Note 11 for information on variable annuity guaranteed benefit features and Note 3 for discussion of the fair value measurement of embedded policy derivatives, including our policy on classification of fees.

The effect of the change in presentation of these policy fees on the prior period financial statements was as follows:

                                                                     As
                                                                 Previously Effect of      As
(in millions)                                                     Reported   Change   Reclassified
-------------                                                    ---------- --------- ------------
Statement of Income for the year ended December 31, 2013:
   Revenues:
       Policy fees                                                $ 1,924     $(158)    $ 1,766
       Other net realized capital gains (losses)                    1,934       158       2,092

Statement of Cash Flows for the year ended December 31,
  2013:
Cash flows from operating activities:
   Adjustments to reconcile net income to net cash provided
     by operating activities:
       Fees charged for policyholder contract deposits             (1,104)      158        (946)
       Net realized capital (gains) losses                         (1,859)     (158)     (2,017)

Statement of Income for the year ended December 31, 2012:
   Revenues:
       Policy fees                                                  1,963      (126)      1,837
       Other net realized capital gains (losses)                      842       126         968

Statement of Cash Flows for the year ended December 31,
  2012:
Cash flows from operating activities:
   Adjustments to reconcile net income to net cash provided
     by operating activities:
       Fees charged for policyholder contract deposits             (1,137)      126      (1,011)
       Net realized capital (gains) losses                           (545)     (126)       (671)

Out of Period Adjustments

In 2014, we recorded out of period adjustments to correct errors related to prior periods, which resulted in a $20 million decrease to pre-tax income and an $8 million decrease to net income and comprehensive income. The most significant pre-tax item was to reverse interest that had incorrectly been accrued in prior years on mortgage loans that are troubled debt restructurings. In 2013, we recorded out of period adjustments to correct errors related to prior periods, which resulted in a $63 million decrease to pre-tax income and a $167 million increase to net income and comprehensive income. In 2012, we recorded out of period adjustments which decreased pre-tax income by $109 million and decreased net income and comprehensive income by $83 million. We have evaluated the effect of the errors on prior years and on the respective years in which they were corrected, taking into account both qualitative and quantitative factors. Management believes these errors and their corrections are not material to any previously issued financial statements.

Revision of Prior Period Financial Statements

The Balance Sheet at December 31, 2013 and the Statements of Cash Flows for the years ended December 31, 2013 and 2012 have been revised to correct the classification of certain items that had been reported in cash and short-term investments. These revisions had no impact on total assets, total liabilities or shareholder's equity in the prior periods that were revised. We evaluated the impact of these items on the respective balance sheet line items and on the categories within the statement of cash flows. The reclassifications included:

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


   . Correction of the classification of cash held within consolidated VIEs from cash to restricted cash, which is reported within other assets;

   . Correction of the classification of certain collateral margin accounts related to derivative transactions from short-term investments to premiums and other receivables; and

   . Correction of the classification of certain accounts between cash and short-term investments to correctly reflect the nature of the related account as either a non-interest bearing depository account or an interest-bearing account.

After evaluating the quantitative and qualitative aspects of these corrections, the revisions were not considered to be material, individually or in aggregate, to the previously issued 2013 and 2012 financial statements. The net effects on the financial statements resulting from these revisions were as follows:

                                                                     As     Effect
                                                                 Previously   of     As
(in millions)                                                     Reported  Change Revised
-------------                                                    ---------- ------ -------
Balance Sheet at December 31, 2013:
   Short-term investments                                         $ 3,964   $ (68) $ 3,896
   Cash                                                               362    (160)     202
   Premiums and other receivables, net of allowance                   408      80      488
   Other assets                                                       933     148    1,081

Statement of Cash Flows for the year ended December 31, 2013:
   Cash flows from investing activities:
       Net change in restricted cash                                   37    (148)    (111)
       Net change in short-term investments                           819      65      884
       Other, net                                                     (51)     28      (23)
       Net cash provided by (used in) investing activities            330     (55)     275

   Net increase (decrease) in cash                                     37     (55)     (18)
   Cash at beginning of year                                          325    (105)     220
   Cash at end of year                                                362    (160)     202

Statement of Cash Flows for the year ended December 31, 2012:
   Cash flows from investing activities:
       Net change in short-term investments                        (1,583)      3   (1,580)
       Other, net                                                     (21)     52       31
       Net cash provided by (used in) investing activities           (736)     55     (681)

   Net increase (decrease) in cash                                     32      55       87
   Cash at beginning of year                                          293    (160)     133
   Cash at end of year                                                325    (105)     220

Use of Estimates

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

..   income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset;

..   valuation of future policy benefit liabilities and timing and extent of loss recognition;

..   valuation of liabilities for guaranteed benefit features of variable annuity products;

..   recoverability of assets, including deferred policy acquisition costs (DAC)
    and reinsurance;

..   estimated gross profits (EGP) to value DAC for investment-oriented products;

..   impairment charges, including other-than-temporary impairments on available for sale securities; and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our financial condition, results of operations and cash flows could be materially affected.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Financial Statements, with a reference to the Note where a detailed description can be found:

Note 4.   Investments

             .   Fixed maturity and equity securities

             .   Other invested assets

             .   Short-term investments

             .   Net investment income

             .   Net realized capital gains (losses)

             .   Other-than-temporary impairments

Note 5.   Lending Activities

             .   Mortgage and other loans receivable - net of allowance

Note 6.   Reinsurance

             .   Reinsurance assets, net of allowance

Note 7.   Derivatives and Hedge Accounting

             .   Derivative assets and liabilities, at fair value

Note 8.   Deferred Policy Acquisition Costs

             .   Deferred policy acquisition costs

             .   Amortization of deferred policy acquisition costs

             .   Deferred sales inducements

Note 10.  Insurance Liabilities

             .   Future policy benefits

             .   Policyholder contract deposits

             .   Other policyholder funds

Note 11.  Variable Life and Annuity Contracts

Note 12.  Debt

             .   Long-term debt

Note 13.  Commitments and contingencies

             .   Legal contingencies

Note 16.  Income Taxes

Other significant accounting policies

Premiums for long-duration life insurance products and life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in policyholder benefits in the Statements of Income.

Premiums on accident and health policies are earned primarily on a pro rata basis over the term of the related coverage. The reserves for unearned premiums includes the portion of premiums written relating to the unexpired terms of coverage.

Reinsurance premiums ceded are recognized as a reduction in revenues over the period the reinsurance coverage is provided in proportion to the risks to which the premiums relate.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Policy fees represent fees recognized from universal life and investment-type products consisting of policy charges for cost of insurance, policy administration charges, surrender charges and amortization of unearned revenue reserves.

Other income primarily includes advisory fees and commissions from the broker dealer business and income from legal settlements. Aircraft leasing revenue from flight equipment under operating lease was recognized over the life of the leases as rental payments became receivable under the provision of the lease or, in case of leases with varying payments, under the straight-line method over the non-cancelable terms of the lease. In certain cases, leases provided for certain payments contingent on usage. In those cases, rental revenue was recognized at the time such usage occurred, net of estimated contractual aircraft maintenance reimbursements. Gains on sales of flight equipment were recognized when flight equipment was sold and the risk of ownership of the equipment passed to the new owner.

Cash represents cash on hand and non-interest bearing demand deposits.

Other assets consist of prepaid expenses, deposits, other deferred charges, real estate, other fixed assets, capitalized software costs and restricted cash.

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized as part of the liability for policyholder contract deposits on the Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and we must demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contracts expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Statements of Income.

See Note 8 for additional information on deferred sales inducements.

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds.

For additional discussion of separate accounts, see Note 11.

Other liabilities include other funds on deposit, other payables, and securities sold under agreements to repurchase.

Accounting Standards Adopted During 2014

Presentation of Unrecognized Tax Benefits

In July 2013, the FASB issued an accounting standard that requires a liability related to unrecognized tax benefits to be presented as a reduction to the related deferred tax asset for a net operating loss carryforward or a tax credit carryforward. When the carryforwards are not available at the reporting date under the tax law of the applicable jurisdiction or the tax law of the applicable jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax asset.

We adopted the standard on its required effective date of January 1, 2014 on a prospective basis. The adoption of this standard had no material effect on our consolidated financial condition, results of operations or cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Future Application of Accounting Standards

Accounting for Investments in Qualified Affordable Housing Projects

In January 2014, the FASB issued an accounting standard that revises the accounting and expands the disclosure requirements for investments in qualified affordable housing projects. The standard is effective for annual periods beginning after December 15, 2014, but early adoption is permitted. We plan to adopt the standard prospectively on its required effective date of January 1, 2015 and do not expect adoption of the standard to have a material effect on our financial condition, results of operations or cash flows.

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The new standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and other agreements that are governed under other GAAP guidance, but affects the revenue recognition for certain of our other activities.

The standard is effective for interim and annual reporting periods beginning after December 15, 2016 and may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. Early adoption is not permitted. We plan to adopt the standard with an effective date of January 1, 2018, which reflects proposed one-year deferral by the FASB and are assessing the impact of the standard on our financial condition, results of operations and cash flows.

Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity

In August 2014, the FASB issued an accounting standard that allows a reporting entity to measure the financial assets and financial liabilities of a qualifying consolidated collateralized financing entity using the fair value of either its financial assets or financial liabilities, whichever is more observable.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted. The standard may be applied retrospectively to all relevant prior periods presented starting with January 1, 2010 or through a cumulative effect adjustment to retained earnings at the date of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and do not expect the adoption of the standard to have a material effect on our financial condition, results of operations or cash flows.

Consolidation: Amendments to the Consolidation Analysis

In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied retrospectively or through a cumulative effect adjustment to retained earnings as of the beginning of the year of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and are assessing the impact of the standard on our financial condition, results of operations and cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

We carry certain financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three levels based on the observability of valuation inputs:

..   Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Valuation Methodologies of Financial Instruments Measured at Fair Value

Incorporation of Credit Risk in Fair Value Measurements

..   Our Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap (CDS) or cash bond spreads. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

    take into consideration all derivative positions with us, as well as collateral we posted with the counterparty at the balance sheet date. We calculate the effect of these credit spread changes using discounted cash flow techniques that incorporate current market interest rates.

..   Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Inter-Bank Offered Rate (LIBOR) curve to derive our discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation services are reviewed and understood by management, through periodic discussion with, and information provided by, the valuation services. In addition, as discussed further below, control processes are applied to the fair values received from third-party valuation services to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market-observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from third party valuation services are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from valuation service providers through various analytical techniques, and have procedures to escalate related questions internally and to the third party valuation services for

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

resolution. To assess the degree of pricing consensus among various valuation services for specific asset types, we have conducted comparisons of prices received from available sources. We have used these comparisons to establish a hierarchy for the fair values received from third party valuations services to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When our third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing widely accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from third party valuation services, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review in order to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchange or dealer markets.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

Short-term Investments

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Policy Derivatives

Certain variable annuity and equity index annuity and life contracts contain embedded policy derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within policyholder contract deposits. We have concluded these contracts contain (i) written option guarantees on minimum accumulation value, (ii) a series of written options that guarantee withdrawals from the highest anniversary value within a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives that must be bifurcated.

The fair value of embedded policy derivatives contained in certain variable annuity and equity index annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

With respect to embedded policy derivatives in our variable annuity contracts, because of the dynamic and complex nature of the expected cash flows, risk-neutral valuations are used. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, correlations of market variables to funds, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded policy derivatives and related fees are classified in net realized gains (losses) as collected, consistent with other changes in the fair value of these embedded policy derivatives. Any additional fees not attributed to the embedded derivative are excluded from the fair value measurement and classified in policy fees as collected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

With respect to embedded policy derivatives in our equity index annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions. These methodologies incorporate an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior.

We also incorporate our own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and equity index annuity and life contracts. Expected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to value embedded policy derivatives.

Notes Payable

Certain VIEs that we consolidate have each elected the fair value option for a tranche of their structured securities (the Class X notes), which are included in notes payable - to affiliates, net. The fair value of the Class X notes is determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows are discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for structural specific attributes. The market spreads for U.S. CLOs include a spread premium to compensate for the complexity and perceived illiquidity of the Class X notes. The spread premium was derived on the respective issuance dates of the Class X notes, with reference to the issuance spread on tranches of structured securities issued by the same entities that were purchased by independent, non-affiliated third parties.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis, and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2014                                                                Counterparty    Cash
(in millions)                                            Level 1 Level 2 Level 3 Netting/(a)/ Collateral   Total
-------------                                            ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities     $    -- $   395 $    --    $  --       $  --    $    395
   Obligations of states, municipalities and political
     subdivisions                                             --   2,068     951       --          --       3,019
   Non-U.S. governments                                       --   2,887      --       --          --       2,887
   Corporate debt                                             --  69,416     959       --          --      70,375
   RMBS                                                       --   8,218   7,240       --          --      15,458
   CMBS                                                       --   3,411   1,294       --          --       4,705
   CDO/ABS                                                    --   2,329   3,575       --          --       5,904
                                                         ------- ------- -------    -----       -----    --------
Total bonds available for sale                                --  88,724  14,019       --          --     102,743
                                                         ------- ------- -------    -----       -----    --------
Other bond securities:
   U.S. government and government sponsored entities          --   1,135      --       --          --       1,135
   RMBS                                                       --     109     275       --          --         384
   CMBS                                                       --     105      48       --          --         153
   CDO/ABS                                                    --      31   1,231       --          --       1,262
                                                         ------- ------- -------    -----       -----    --------
Total other bond securities                                   --   1,380   1,554       --          --       2,934
                                                         ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                4       2       1       --          --           7
   Preferred stock                                            19      --      --       --          --          19
                                                         ------- ------- -------    -----       -----    --------
Total equity securities available for sale                    23       2       1       --          --          26
                                                         ------- ------- -------    -----       -----    --------
Other invested assets/(b)/                                     2   1,372   1,802       --          --       3,176
Short-term investments/(c)/                                  298     260      --       --          --         558
Investment in AIG                                              6      --      --       --          --           6
Derivative assets:
   Interest rate contracts                                     2     568      --       --          --         570
   Foreign exchange contracts/(d)/                            --     523      --       --          --         523
   Equity contracts                                           53       4      51       --          --         108
   Other contracts                                            --      --      13       --          --          13
   Counterparty netting and cash collateral                   --      --      --     (198)       (287)       (485)
                                                         ------- ------- -------    -----       -----    --------
Total derivative assets                                       55   1,095      64     (198)       (287)        729
                                                         ------- ------- -------    -----       -----    --------
Separate account assets                                   38,369   2,258      --       --          --      40,627
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $38,753 $95,091 $17,440    $(198)      $(287)   $150,799
                                                         ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits/(e)/                      $    -- $   125 $ 1,216    $  --       $  --    $  1,341
Notes payable - to affiliates, net                            --      --     291       --          --         291
Derivative liabilities:
   Interest rate contracts                                    --     224      --       --          --         224
   Foreign exchange contracts                                 --     439      --       --          --         439
   Other contracts                                            --      --       7       --          --           7
   Counterparty netting and cash collateral                   --      --      --     (198)        (14)       (212)
                                                         ------- ------- -------    -----       -----    --------
Total derivative liabilities                                  --     663       7     (198)        (14)        458
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $    -- $   788 $ 1,514    $(198)      $ (14)   $  2,090
                                                         ======= ======= =======    =====       =====    ========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2013                                                          Counterparty    Cash
(in millions)                                      Level 1 Level 2 Level 3 Netting/(a)/ Collateral   Total
-----------------                                  ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored
     entities                                      $    -- $   374 $    --    $  --       $  --    $    374
   Obligations of states, municipalities and
     political subdivisions                             --   1,575     754       --          --       2,329
   Non-U.S. governments                                 --   2,347      --       --          --       2,347
   Corporate debt                                       --  68,335     724       --          --      69,059
   RMBS                                                 --   8,338   6,587       --          --      14,925
   CMBS                                                 --   1,668   2,448       --          --       4,116
   CDO/ABS                                              --   1,593   3,405       --          --       4,998
                                                   ------- ------- -------    -----       -----    --------
Total bonds available for sale                          --  84,230  13,918       --          --      98,148
                                                   ------- ------- -------    -----       -----    --------
Other bond securities:
   U.S. government and government sponsored
     entities                                           --     903      --       --          --         903
   RMBS                                                 --     119     213       --          --         332
   CMBS                                                 --      30     126       --          --         156
   CDO/ABS                                              --      30   1,031       --          --       1,061
                                                   ------- ------- -------    -----       -----    --------
Total other bond securities                             --   1,082   1,370       --          --       2,452
                                                   ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                          7      --      --       --          --           7
   Preferred stock                                      --      22      --       --          --          22
                                                   ------- ------- -------    -----       -----    --------
Total equity securities available for sale               7      22      --       --          --          29
                                                   ------- ------- -------    -----       -----    --------
Other common and preferred stock                       538      --      --       --          --         538
Other invested assets/(b)/                               1     917   2,305       --          --       3,223
Short-term investments/(c)/                            215   2,520      --       --          --       2,735
Investment in AIG                                        5      --      --       --          --           5
Derivative assets:
   Interest rate contracts                               9     768      19       --          --         796
   Equity contracts                                    107      33      47       --          --         187
   Other contracts                                      --      --      10       --          --          10
   Counterparty netting and cash collateral             --      --      --     (108)       (378)       (486)
                                                   ------- ------- -------    -----       -----    --------
Total derivative assets                                116     801      76     (108)       (378)        507
                                                   ------- ------- -------    -----       -----    --------
Separate account assets                             34,018   1,683      --       --          --      35,701
                                                   ------- ------- -------    -----       -----    --------
Total                                              $34,900 $91,255 $17,669    $(108)      $(378)   $143,338
                                                   ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits/(e)/                $    -- $   120 $   247    $  --       $  --    $    367
Notes payable - to affiliates, net                      --      --     211       --          --         211
Derivative liabilities:
   Interest rate contracts                              --     652      13       --          --         665
   Counterparty netting and cash collateral             --      --      --     (108)        (23)       (131)
                                                   ------- ------- -------    -----       -----    --------
Total derivative liabilities                            --     652      13     (108)        (23)        534
                                                   ------- ------- -------    -----       -----    --------
Total                                              $    -- $   772 $   471    $(108)      $ (23)   $  1,112
                                                   ======= ======= =======    =====       =====    ========

(a)Represents netting of derivative exposures covered by qualifying master netting agreements.
(b)Amounts exclude other invested assets not carried at fair value on a recurring basis.
(c)Amounts exclude short-term investments that are carried at cost.
(d)In 2014, we reclassified cross-currency swaps from interest rate contracts to foreign exchange contracts. This change was applied prospectively.
(e)Amounts presented for policyholder contract deposits in the tables exclude those not measured at fair value on a recurring basis.

At December 31, 2014 and 2013, Level 3 assets were 9.8 percent and 10.3 percent of total assets, respectively, and Level 3 liabilities were 1.0 percent and 0.3 percent of total liabilities, respectively.

Transfers of Level 1 and Level 2 Assets and Liabilities

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. In 2014, we transferred $13 million of preferred stock from Level 2 to Level 1. In 2013, we transferred $93 million of securities issued by the U.S. government and government-sponsored entities from Level 1 to Level 2. We had no significant transfers from Level 1 to Level 2 during 2014 and from Level 2 to Level 1 during 2013.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during 2014 and 2013 in Level 3 assets (liabilities) measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets (liabilities) in the Balance Sheets at December 31, 2014 and 2013:

                                                                                                            Changes in
                                                                                                            Unrealized
                                            Net                                                                Gains
                                          Realized                                                           (Losses)
                                            and                    Purchases,                               Included in
                                         Unrealized                  Sales,                                  Income on
                                 Fair      Gains                   Issuances                         Fair   Instruments
                                 Value    (Losses)      Other         and        Gross     Gross    Value     Held at
                               Beginning  Included  Comprehensive Settlements, Transfers Transfers  End of    End of
(in millions)                   of Year  in Income  Income (Loss)     Net         In        Out      Year      Year
-------------                  --------- ---------- ------------- ------------ --------- --------- -------  -----------
December 31, 2014
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions     $   754    $  (1)       $ 171        $  183     $   --    $  (156) $   951     $ --
   Corporate debt                   724        3           35          (236)       720       (287)     959       --
   RMBS                           6,587      422           78           197         11        (55)   7,240       --
   CMBS                           2,448       94           63           (69)        31     (1,273)   1,294       --
   CDO/ABS                        3,405       79           (2)          602        998     (1,507)   3,575       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total bonds available for sale   13,918      597          345           677      1,760     (3,278)  14,019       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Other bond securities:
   RMBS                             213       15           --            47         --         --      275       11
   CMBS                             126       (2)          --            (1)        --        (75)      48        1
   CDO/ABS                        1,031       56           --           144         --         --    1,231       29
                                -------    -----        -----        ------     ------    -------  -------     ----
Total other bond securities       1,370       69           --           190         --        (75)   1,554       41
                                -------    -----        -----        ------     ------    -------  -------     ----
Equity securities available
  for sale:
   Common stock                      --       --           --            --          1         --        1       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total equity securities
  available for sale                 --       --           --            --          1         --        1       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Other invested assets             2,305       25          (36)         (132)        49       (409)   1,802       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total                           $17,593    $ 691        $ 309        $  735     $1,810    $(3,762) $17,376     $ 41
                                =======    =====        =====        ======     ======    =======  =======     ====
Liabilities:
Policyholder contract deposits  $  (247)   $(946)       $  --        $  (23)    $   --    $    --  $(1,216)    $ --
Notes payable - to
  affiliates, net                  (211)     (13)          --           (67)        --         --     (291)      --
Derivative assets
  (liabilities), net:
   Interest rate contracts            6        1           --            (7)        --         --       --       --
   Equity contracts                  47       14           --           (10)        --         --       51        9
   Other contracts                   10       58           --           (62)        --         --        6       56
                                -------    -----        -----        ------     ------    -------  -------     ----
Total                           $  (395)   $(886)       $  --        $ (169)    $   --    $    --  $(1,450)    $ 65
                                =======    =====        =====        ======     ======    =======  =======     ====
December 31, 2013
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions     $   633    $  11        $(123)       $  280     $   --    $   (47) $   754     $ --
   Corporate debt                 1,058        2            2          (321)       266       (283)     724       --
   RMBS                           4,957      355          258           997         20         --    6,587       --
   CMBS                           2,205       89          (21)          125         50         --    2,448       --
   CDO/ABS                        2,654       86           32           365        569       (301)   3,405       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total bonds available for sale   11,507      543          148         1,446        905       (631)  13,918       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Other bond securities:
   RMBS                             127       10           --            76         --         --      213       14
   CMBS                              41       (1)          --            86         --         --      126        3
   CDO/ABS                          113       68           --           850         --         --    1,031       48
                                -------    -----        -----        ------     ------    -------  -------     ----
Total other bond securities         281       77           --         1,012         --         --    1,370       65
                                -------    -----        -----        ------     ------    -------  -------     ----
Equity securities available
  for sale:
   Common stock                       9       --           --            (9)        --         --       --       --
   Preferred stock                   26       --            2           (28)        --         --       --       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total equity securities
  available for sale                 35       --            2           (37)        --         --       --       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Other invested assets             1,905      101           50           107        268       (126)   2,305       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total                           $13,728    $ 721        $ 200        $2,528     $1,173    $  (757) $17,593     $ 65
                                =======    =====        =====        ======     ======    =======  =======     ====
Liabilities:
Policyholder contract deposits  $(1,040)   $ 609        $  (1)       $  185     $   --    $    --  $  (247)    $ --
Notes payable - to
  affiliates, net                    --      (12)           9          (208)        --         --     (211)     (12)
Derivative assets
  (liabilities), net:
   Interest rate contracts           (2)       7           --             1         --         --        6       --
   Equity contracts                  21       33           --            (7)        --         --       47       --
   Other contracts                    2       39           --           (31)        --         --       10       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total                           $(1,019)   $ 676        $   8        $  (60)    $   --    $    --  $  (395)    $(12)
                                =======    =====        =====        ======     ======    =======  =======     ====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above were reported in the Statements of Income as follows:

                                                            Net
                                                          Realized
                                                  Net     Capital
                                        Policy Investment  Gains   Other
(in millions)                            Fees    Income   (Losses) Income Total
-------------                           ------ ---------- -------- ------ -----
December 31, 2014
   Bonds available for sale              $--      $610     $ (13)   $ --  $ 597
   Other bond securities                  --        69        --      --     69
   Other invested assets                  --        37       (12)     --     25
   Policyholder contract deposits         --        --      (946)     --   (946)
   Notes payable - to affiliates, net     --        --        --     (13)   (13)
   Derivative assets/liabilities, net     62        --        10      --     72
                                         ---      ----     -----    ----  -----
December 31, 2013
   Bonds available for sale              $--      $491     $  52    $ --  $ 543
   Other bond securities                  --        77        --      --     77
   Other invested assets                  --       122       (21)     --    101
   Policyholder contract deposits         --        --       617      --    617
   Notes payable - to affiliates, net     --        --        --     (12)   (12)
   Derivative assets/liabilities, net     --        39        40      --     79

The following table presents the gross components of purchases, sales, issues and settlements, net, shown above:

                                                                                                              Purchases,
                                                                                                                Sales,
                                                                                                              Issuances
                                                                                                                 and
                                                                                                             Settlements,
(in millions)                                                         Purchases Sales  Issuances Settlements     Net
-------------                                                         --------- -----  --------- ----------- ------------
December 31, 2014
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  189   $  (4)   $ --      $    (2)     $ 183
   Corporate debt                                                          53      (3)     --         (286)      (236)
   RMBS                                                                 1,350    (105)     --       (1,048)       197
   CMBS                                                                   146    (100)     --         (115)       (69)
   CDO/ABS                                                              1,709     (38)     --       (1,069)       602
                                                                       ------   -----    ----      -------      -----
Total bonds available for sale                                          3,447    (250)     --       (2,520)       677
                                                                       ------   -----    ----      -------      -----
Other bond securities:
   RMBS                                                                    66      --      --          (19)        47
   CMBS                                                                    --      (5)     --            4         (1)
   CDO/ABS                                                                 --      --      --          144        144
                                                                       ------   -----    ----      -------      -----
Total other bond securities                                                66      (5)     --          129        190
                                                                       ------   -----    ----      -------      -----
Other invested assets                                                     242      --      --         (374)      (132)
                                                                       ------   -----    ----      -------      -----
Total assets                                                           $3,755   $(255)   $ --      $(2,765)     $ 735
                                                                       ======   =====    ====      =======      =====
Liabilities:
Policyholder contract deposits                                         $   --   $(145)   $ --      $   122      $ (23)
Notes payable - to affiliates, net                                         --      --     (67)          --        (67)
Derivative liabilities, net:
   Interest rate contracts                                                 --      --      --           (7)        (7)
   Equity contracts                                                        --      --      --          (10)       (10)
   Other contracts                                                         --      --      --          (62)       (62)
                                                                       ------   -----    ----      -------      -----
Total liabilities                                                      $   --   $(145)   $(67)     $    43      $(169)
                                                                       ======   =====    ====      =======      =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                                              Purchases,
                                                                                                                Sales,
                                                                                                              Issuances
                                                                                                                 and
                                                                                                             Settlements,
(in millions)                                                         Purchases Sales  Issuances Settlements     Net
-------------                                                         --------- -----  --------- ----------- ------------
December 31, 2013
Assets:
Bonds available for sale:
   U.S government and government
   Obligations of states, municipalities and political subdivisions    $  402   $(122)   $  --     $    --      $  280
   Corporate debt                                                         139      --       --        (460)       (321)
   RMBS                                                                 2,123    (167)      --        (959)        997
   CMBS                                                                   495    (203)      --        (167)        125
   CDO/ABS                                                              1,310    (121)      --        (824)        365
                                                                       ------   -----    -----     -------      ------
Total bonds available for sale                                          4,469    (613)      --      (2,410)      1,446
                                                                       ------   -----    -----     -------      ------
Other bond securities:
   RMBS                                                                   110      --       --         (34)         76
   CMBS                                                                    98      (8)      --          (4)         86
   CDO/ABS                                                                962      --       --        (112)        850
                                                                       ------   -----    -----     -------      ------
Total other bond securities                                             1,170      (8)      --        (150)      1,012
                                                                       ------   -----    -----     -------      ------
Equity securities available for sale:
   Common stock                                                            --      --       --          (9)         (9)
   Preferred stock                                                         --      --       --         (28)        (28)
                                                                       ------   -----    -----     -------      ------
Total equity securities available for sale                                 --      --       --         (37)        (37)
                                                                       ------   -----    -----     -------      ------
Other invested assets                                                     318      --       --        (211)        107
Derivative assets:
                                                                       ------   -----    -----     -------      ------
Total assets                                                           $5,957   $(621)   $  --     $(2,808)     $2,528
                                                                       ======   =====    =====     =======      ======
Liabilities:
Policyholder contract deposits                                         $   --   $ (25)   $  --     $   210      $  185
Notes payable - to affiliates, net                                         --      --     (208)         --        (208)
Derivative liabilities, net:
   Interest rate contracts                                                 --      --       --           1           1
   Equity contracts                                                        10      --       --         (17)         (7)
   Other contracts                                                         --      --       --         (31)        (31)
                                                                       ------   -----    -----     -------      ------
Total liabilities                                                      $   10   $ (25)   $(208)    $   163      $  (60)
                                                                       ======   =====    =====     =======      ======

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2014 and 2013 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs.

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value.

During 2014 and 2013, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, CDO/ABS, and investments in hedge funds and private equity funds.

..   The transfers of investments in RMBS, CMBS and CDO and certain ABS into
    Level 3 assets were due to decreases in market transparency and liquidity for individual security types.

..   Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity.

..   Certain investments in hedge funds were transferred into Level 3 as a result of limited market activity due to fund-imposed redemption restrictions.

..   Certain private equity fund investments were transferred into Level 3 due to these investments being carried at fair value and no longer being accounted for using the equity method of accounting.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

or more significant input(s) becoming observable or a long-term interest rate significant to a valuation becoming short-term and thus observable. In addition, transfers out of Level 3 assets also occur when investments are no longer carried at fair value as the result of a change in the applicable accounting methodology, given changes in the nature and extent of our ownership interest.

During 2014 and 2013, transfers out of Level 3 assets primarily related to certain investments in municipal securities, private placement corporate debt, CMBS, CDO/ABS and investments in hedge funds.

..   Transfers of certain investments in municipal securities, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments.

..   Transfers of certain investments in private placement corporate debt and certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market.

..   The removal or easing of fund-imposed redemption restrictions, as well as certain fund investments becoming subject to the equity method of accounting, resulted in the transfer of certain hedge fund and private equity investments out of Level 3 assets.

There were no significant transfers of derivative or other liabilities into or out of Level 3 during 2014 or 2013.

Quantitative Information about Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                          Fair Value at
                          December 31,
(in millions)                 2014       Valuation Technique      Unobservable Input/(a)/     Range (Weighted Average )/(a)/
-------------             ------------- ---------------------- ------------------------------ -----------------------------
Assets:
Corporate debt               $  923     Discounted cash flow                           Yield       3.96% - 4.61% (4.28%)
RMBS                          7,295     Discounted cash flow   Constant prepayment rate/(b)/       0.64% - 9.69% (5.16%)
                                                                          Loss severity/(b)/    47.82% - 79.71% (63.77%)
                                                                  Constant default rate/(b)/       4.06% - 9.86% (6.96%)
                                                                                  Yield/(b)/       3.22% - 6.46% (4.84%)
CMBS                          1,280     Discounted cash flow                      Yield/(b)/       0.13% - 9.61% (4.87%)
CDO/ABS                       1,151     Discounted cash flow                           Yield       2.61% - 4.09% (3.35%)
-----------------------------------------------------------------------------------------------------------------------------
Liabilities:
Policyholder contract
  deposits:
   GMWB                      $  696     Discounted cash flows      Equity implied volatility              6.00% - 39.00%
                                                                             Base lapse rate              1.00% - 40.00%
                                                                          Dynamic lapse rate              0.20% - 60.00%
                                                                              Mortality rate              0.10% - 35.00%
                                                                            Utilization rate              0.50% - 30.00%
   Index annuities              250     Discounted cash flows                 Mortality rate              0.10% - 35.00%
                                                                                  Lapse rate              1.00% - 40.00%
   Index life                   255     Discounted cash flows      Equity implied volatility             10.00% - 25.00%
                                                                             Base lapse rate              2.00% - 19.00%
                                                                              Mortality rate              0.00% - 20.00%
-----------------------------------------------------------------------------------------------------------------------------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                       Fair Value at
                       December 31,
(in millions)              2013       Valuation Technique      Unobservable Input/(a)/     Range (Weighted Average )/(a)/
-------------          ------------- ---------------------- ------------------------------ -----------------------------
Assets:
Corporate debt            $  360     Discounted cash flow                           Yield       3.48% - 9.44 (6.46%)
RMBS                       6,170     Discounted cash flow   Constant prepayment rate/(b)/     0.00% - 11.10% (5.37%)
                                                                       Loss severity/(b)/     44.40% 80.07% (62.24%)
                                                               Constant default rate/(b)/     4.26% - 12.00% (8.13%)
                                                                               Yield/(b)/      2.89% - 7.55% (5.22%)
CMBS                       2,396     Discounted cash flow                      Yield/(b)/     0.00% - 11.23% (5.39%)
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
Policyholder contract
  deposits:
   GMWB                   $  (89)    Discounted cash flows      Equity implied volatility             6.00% - 39.00%
                                                                          Base lapse rate             1.00% - 40.00%
                                                                       Dynamic lapse rate             0.20% - 60.00%
                                                                           Mortality rate             0.10% - 35.00%
                                                                         Utilization rate             0.50% - 30.00%
   Index annuities           125     Discounted cash flows                 Mortality rate             0.10% - 35.00%
                                                                               Lapse rate             1.00% - 40.00%
   Index life                196     Discounted cash flows      Equity implied volatility            10.00% - 25.00%
                                                                          Base lapse rate             2.00% - 19.00%
                                                                           Mortality rate             0.00% - 20.00%
--------------------------------------------------------------------------------------------------------------------------
                                                                            Option budget
--------------------------------------------------------------------------------------------------------------------------

(a)The unobservable inputs and ranges for the constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us because there are other factors relevant to the specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Information received from independent third-party valuation service providers.

The ranges of reported inputs for Corporate debt, RMBS, CMBS and CDO/ABS valued using a discounted cash flow technique consist of plus/minus one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these investments.

Sensitivity to Changes in Unobservable Inputs

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following is a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the securities. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS and Certain CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates (CDR), and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR, and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Policyholder contract deposits

Embedded policy derivatives within policyholder contract deposits relate to guaranteed minimum withdrawal benefits (GMWB) within variable annuity products and certain enhancements to interest crediting rates based on market indices within equity index annuities and guaranteed investment contracts (GIC). GMWB represents our largest exposure of these embedded policy derivatives, although the carrying value of the liability fluctuates based on the performance of the equity markets and therefore, at a point in time, can be low relative to the exposure. The principal unobservable input used for GMWBs and embedded derivatives in equity-indexed annuities measured at fair value is equity implied volatility. For GMWBs, other significant unobservable inputs include base and dynamic lapse rates, mortality rates, and utilization rates. Lapse, mortality, and utilization rates may vary significantly depending upon age groups and duration. In general, increases in volatility and utilization rates will increase the fair value of the liability associated with GMWB, while increases in lapse rates and mortality rates will decrease the fair value of the liability. Significant unobservable inputs used in valuing embedded derivatives within GICs include long-term forward interest rates and foreign exchange rates. Generally, the embedded derivative liability for GICs will increase as interest rates decrease or if the U.S. dollar weakens compared to the euro.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Investments in Certain Entities Carried at Fair Value Using Net Asset Value per Share

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share as a practical expedient to measure fair value.

                                                                             December 31, 2014       December 31, 2013
                                                                          ----------------------- -----------------------
                                                                          Fair Value              Fair Value
                                                                           Using Net               Using Net
                                                                             Asset                   Asset
                                                                           Value Per               Value Per
                                                                           Share (or               Share (or
                                                                              its      Unfunded       its      Unfunded
(in millions)                       Investment Category Includes          equivalent) Commitments equivalent) Commitments
-------------               --------------------------------------------- ----------- ----------- ----------- -----------
Investment Category
Private equity funds:
   Leveraged buyout         Debt and/or equity investments made as part
                            of a transaction in which assets of mature
                            companies are acquired from the current
                            shareholders, typically with the use of
                            financial leverage                              $  983       $155       $1,178       $185

   Real Estate /            Investments in real estate properties and
   Infrastructure           infrastructure positions, including power
                            plants and other energy generating facilities      100          5           93          9

   Venture capital          Early-stage, high-potential, growth
                            companies expected to generate a return
                            through an eventual realization event, such
                            as an initial public offering or sale of the
                            company                                             35          3           40          6

   Distressed               Securities of companies that are in default,
                            under bankruptcy protection, or troubled            78         28           91         16

   Other                    Includes multi-strategy and mezzanine
                            strategies                                          11         35            9         12
                                                                            ------       ----       ------       ----
Total private equity funds                                                   1,207        226        1,411        228
                                                                            ------       ----       ------       ----
Hedge funds:

   Event-driven             Securities of companies undergoing material
                            structural changes, including mergers,
                            acquisitions and other reorganizations             416         --          500          2

   Long-short               Securities that the manager believes are
                            undervalued, with corresponding short
                            positions to hedge market risk                     951          1          713         11

   Distressed               Securities of companies that are in default,
                            under bankruptcy protection or troubled            413          3          405         11

   Emerging markets         Investments in the financial markets of
                            developing countries                                56         --           64         --

   Other                    Includes multi-strategy and other strategies       119         --           77         --
                                                                            ------       ----       ------       ----
Total hedge funds                                                            1,955          4        1,759         24
                                                                            ------       ----       ------       ----
Total                                                                       $3,162       $230       $3,170       $252
                                                                            ======       ====       ======       ====

Private equity fund investments included above are not redeemable, as distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above may be redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days. Certain hedge fund investments are currently not redeemable, either in whole or in part, because such investments include various contractual restrictions. The majority of these contractual restrictions, which may have been put in place at a fund's inception or thereafter, have pre-defined end dates and are generally expected to be lifted by the end of 2015. The fund investments for which redemption is restricted only in part generally relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents information regarding the expected remaining lives of our investments in private equity funds, assuming average original expected lives of 10 years for the funds, and information regarding redemptions and contractual restrictions related to our hedge fund investments:

December 31,                                                                          2014
------------                                                                          ----
Percentage of private equity fund investments with remaining lives of:
   Less than three years                                                               82%
   Three to seven years                                                                15
   Seven to 10 years                                                                    3
                                                                                      ---
       Total                                                                          100%
                                                                                      ===
Percentage of hedge fund investments redeemable:
   Monthly                                                                              9%
   Quarterly                                                                           38
   Semi-annually                                                                       11
   Annually                                                                            42
                                                                                      ---
       Total                                                                          100%
                                                                                      ===
Percentage of hedge fund investments' fair value subject to contractual restrictions   40%
                                                                                      ===

Fair Value Option

Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives.

Additionally, beginning in the third quarter of 2012, we elected the fair value option for investments in certain private equity funds, hedge funds and other alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves.

See Note 4 for additional information.

Certain VIEs, which are securitization vehicles that we consolidate, have elected the fair value option for a tranche of their structured securities, referred to herein as the Class X notes, which are included in notes payable - to affiliates, net.

See Notes 9 and 17 for additional information on these VIEs, which are securitization vehicles.

The following table presents the difference between fair values and the aggregate contractual principal amounts of notes payable for which the fair value option was elected:

                                       December 31, 2014                 December 31, 2013
                               --------------------------------  --------------------------------
                                          Outstanding                       Outstanding
                                           Principal                         Principal
(in millions)                  Fair Value   Amount    Difference Fair Value   Amount    Difference
-------------                  ---------- ----------- ---------- ---------- ----------- ----------
Liabilities:
   Notes payable - to
     affiliates, net              $291       $760       $(469)      $211       $580       $(369)

In 2011, we assumed GIC liabilities, which are reported in policyholder contract deposits on the Balance Sheets, from an affiliate, AIG Matched Funding Corp. (AIGMFC). AIGMFC had elected the fair value option for these GIC liabilities and we have maintained this election. The change in the value of each of the GIC liabilities is partially offset by a swap used to economically hedge the changes in the fair value of the GICs. See Note 17 for additional information on the GIC assumption and the related swaps.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gains or losses recorded related to the eligible instruments for which the fair value option was elected:

                                                              Gain (Loss)
    Years Ended December 31,                               ----------------
    (in millions)                                          2014  2013  2012
    -------------                                          ----  ----  ----
    Assets:
       Other bond securities - certain hybrid securities   $368  $(58) $206
       Other bond securities - ML II interest                --    --   177
       Other invested assets                                100   194     5
                                                           ----  ----  ----
    Liabilities:
       Policyholder contract deposits                        15   (17)   (3)
       Notes payable - to affiliates, net                   (13)  (12)   --
                                                           ----  ----  ----
    Total gain                                             $470  $107  $385
                                                           ====  ====  ====

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Statements of Income.

See Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans.

See Note 4 herein for additional information about how we test various asset classes for impairment.

The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

                                   Assets at Fair Value      Impairment Charges
                               ----------------------------- ------------------
                                    Non-Recurring Basis       December 31,
                               ----------------------------- ------------------
    (in millions)              Level 1 Level 2 Level 3 Total 2014   2013  2012
    -------------              ------- ------- ------- ----- ----   ----  ----
    December 31, 2014
       Other invested assets     $--     $--    $  2   $  2   $2    $19   $--

    December 31, 2013
       Other invested assets     $--     $--    $435   $435

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

..   Mortgage and other loans receivable: Fair values of loans on real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. The fair values of policy loans are generally estimated based on unpaid principal amount as of each reporting date or, in some cases, based on the present value of the loans using a discounted cash flow model. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   Other invested assets: The majority of other invested assets that are not measured at fair value represent investments in hedge funds, private equity funds and other investment partnerships for which we use the equity method of accounting. The fair value of our investment in these funds is measured based on our share of the funds' reported net asset value.

..   Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..   Policyholder contract deposits associated with investment-type contracts:
    Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value were estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

..   Notes Payable: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

The following table presents the carrying values and estimated fair values of our financial instruments not measured at fair value and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

                                                 Estimated Fair Value
                                            ------------------------------- Carrying
(in millions)                               Level 1 Level 2 Level 3  Total   Value
-------------                               ------- ------- ------- ------- --------
December 31, 2014
Assets:
   Mortgage and other loans receivable       $ --   $   --  $12,614 $12,614 $11,812
   Other invested assets                       --       14       --      14      14
   Short-term investments                      --      823       --     823     823
   Cash                                       277       --       --     277     277
Liabilities:
   Policyholder contract deposits/(a)/         --      224   61,771  61,995  56,951
   Note payable - to affiliates, net/(b)/      --       --      363     363     367
   Note payable - to third parties, net        --       --      626     626     627
                                             ----   ------  ------- ------- -------
December 31, 2013
Assets:
   Mortgage and other loans receivable       $ --   $   75  $10,562 $10,637 $10,085
   Other invested assets                       --       22       --      22      22
   Short-term investments                      --    1,161       --   1,161   1,161
   Cash                                       202       --       --     202     202
Liabilities:
   Policyholder contract deposits/(a)/         --      185   59,505  59,690  55,476
   Note payable - to affiliates, net/(b)/      --       --       46      46      49
   Note payable - to third parties, net        --       --      377     377     378
                                             ----   ------  ------- ------- -------

(a)Excludes embedded policy derivatives which are carried at fair value on a recurring basis.
(b)Excludes notes for which the fair value option has been elected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale and are measured at fair value at our election. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2014 or 2013.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities that are measured at fair value under the fair value option are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS, CDO and ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on a level yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

Other Bond Securities and Other Common and Preferred Stock

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income.

See Note 3 for additional information on financial assets designated under the fair value option.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale

The following table presents the amortized cost or cost and fair value of our available for sale securities:

                                                                                                                 Other-Than-
                                                                      Amortized   Gross      Gross                Temporary
                                                                       Cost or  Unrealized Unrealized            Impairments
(in millions)                                                           Cost      Gains      Losses   Fair Value in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ---------- -----------
December 31, 2014
Bonds available for sale:
   U.S. government and government sponsored entities                   $   333    $   63    $    (1)   $    395    $   --
   Obligations of states, municipalities and political subdivisions      2,699       325         (5)      3,019         2
   Non-U.S. governments                                                  2,782       167        (62)      2,887        --
   Corporate debt                                                       64,605     6,412       (642)     70,375        37
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             14,169     1,433       (144)     15,458       739
       CMBS                                                              4,226       488         (9)      4,705       232
       CDO/ABS                                                           5,745       197        (38)      5,904         6
                                                                       -------    ------    -------    --------    ------
   Total mortgage-backed, asset-backed and collateralized               24,140     2,118       (191)     26,067       977
                                                                       -------    ------    -------    --------    ------
Total bonds available for sale/(b)/                                     94,559     9,085       (901)    102,743     1,016
                                                                       -------    ------    -------    --------    ------
Equity securities available for sale:
   Common stock                                                              3         4         --           7        --
   Preferred stock                                                          16         3         --          19        --
                                                                       -------    ------    -------    --------    ------
Total equity securities available for sale                                  19         7         --          26        --
                                                                       -------    ------    -------    --------    ------
Investment in AIG                                                            9         3         (6)          6        --
                                                                       -------    ------    -------    --------    ------
Total                                                                  $94,587    $9,095    $  (907)   $102,775    $1,016
                                                                       =======    ======    =======    ========    ======
December 31, 2013
Bonds available for sale:
   U.S. government and government sponsored entities                   $   343    $   46    $   (15)   $    374    $   --
   Obligations of states, municipalities and political subdivisions      2,432        53       (156)      2,329         2
   Non-U.S. governments                                                  2,426        95       (174)      2,347        --
   Corporate debt                                                       66,412     4,459     (1,812)     69,059        44
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,975     1,223       (273)     14,925       657
       CMBS                                                              3,760       419        (63)      4,116       235
       CDO/ABS                                                           4,853       188        (43)      4,998        16
                                                                       -------    ------    -------    --------    ------
   Total mortgage-backed, asset-backed and collateralized               22,588     1,830       (379)     24,039       908
                                                                       -------    ------    -------    --------    ------
Total bonds available for sale/(b)/                                     94,201     6,483     (2,536)     98,148       954
                                                                       -------    ------    -------    --------    ------
Equity securities available for sale:
       Common stock                                                          5         2         --           7        --
       Preferred stock                                                      18         4         --          22        --
                                                                       -------    ------    -------    --------    ------
Total equity securities available for sale                                  23         6         --          29        --
                                                                       -------    ------    -------    --------    ------
Investment in AIG                                                            9         2         (6)          5        --
                                                                       -------    ------    -------    --------    ------
Total                                                                  $94,233    $6,491    $(2,542)   $ 98,182    $  954
                                                                       =======    ======    =======    ========    ======

(a)Represents the amount of other-than-temporary impairment losses recognized in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(b)At December 31, 2014 and 2013, bonds available for sale held by us that were below investment grade or not rated totaled $15.3 billion and $14.5 billion, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale in a Loss Position

The following table summarizes the fair value and gross unrealized losses on our available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                    Less than 12 Months    12 Months or More           Total
-                                                  --------------------- --------------------- ---------------------
                                                                Gross                 Gross                 Gross
                                                              Unrealized            Unrealized            Unrealized
(in millions)                                      Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------                                      ---------- ---------- ---------- ---------- ---------- ----------
December 31, 2014
Bonds available for sale:
   U.S. government and government sponsored
     entities                                       $    --     $   --     $   24      $  1     $    24     $    1
   Obligations of states, municipalities and
     political subdivisions                              47          1        171         4         218          5
   Non-U.S. governments                                 357         14        607        48         964         62
   Corporate debt                                     5,476        247      6,447       395      11,923        642
   RMBS                                               1,664         42      1,879       102       3,543        144
   CMBS                                                  53         --        331         9         384          9
   CDO/ABS                                            1,742         16        399        22       2,141         38
                                                    -------     ------     ------      ----     -------     ------
Total bonds available for sale                        9,339        320      9,858       581      19,197        901
                                                    -------     ------     ------      ----     -------     ------
Investment in AIG                                        --         --          6         6           6          6
                                                    -------     ------     ------      ----     -------     ------
Total                                               $ 9,339     $  320     $9,864      $587     $19,203     $  907
                                                    =======     ======     ======      ====     =======     ======
December 31, 2013
Bonds available for sale:
   U.S. government and government sponsored
     entities                                       $    62     $   13     $    7      $  2     $    69     $   15
   Obligations of states, municipalities and
     political subdivisions                           1,553        136         97        20       1,650        156
   Non-U.S. governments                               1,049        104        312        70       1,361        174
   Corporate debt                                    20,214      1,368      3,119       444      23,333      1,812
   RMBS                                               3,788        186        712        87       4,500        273
   CMBS                                                 827         38        167        25         994         63
   CDO/ABS                                            1,016         18        373        25       1,389         43
                                                    -------     ------     ------      ----     -------     ------
Total bonds available for sale                       28,509      1,863      4,787       673      33,296      2,536
                                                    -------     ------     ------      ----     -------     ------
Investment in AIG                                        --         --          5         6           5          6
                                                    -------     ------     ------      ----     -------     ------
Total                                               $28,509     $1,863     $4,792      $679     $33,301     $2,542
                                                    =======     ======     ======      ====     =======     ======

As of December 31, 2014, we held 2,239 individual fixed maturity and equity securities that were in an unrealized loss position, of which 1,045 individual securities were in a continuous unrealized loss position for longer than 12 months. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2014, because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines in value, we performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Fixed Maturity Securities Available for Sale

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

                                                  Total Fixed Maturity Securities Fixed Maturity Securities in a Loss
                                                     Available for Sale           Position Available for Sale
-                                                 ------------------------------- -----------------------------------
(in millions)                                     Amortized Cost    Fair Value    Amortized Cost      Fair Value
-------------                                     --------------    ----------    --------------      ----------
December 31, 2014
Due in one year or less                              $ 1,793         $  1,843        $    93           $    91
Due after one year through five years                 11,957           12,911          1,303             1,261
Due after five years through ten years                24,485           25,760          5,693             5,459
Due after ten years                                   32,184           36,162          6,750             6,318
Mortgage-backed, asset-backed and collateralized      24,140           26,067          6,259             6,068
                                                     -------         --------        -------           -------
Total                                                $94,559         $102,743        $20,098           $19,197
                                                     =======         ========        =======           =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Our investments at December 31, 2014 or 2013 did not include any investments in a single issuer that exceeded 10 percent of our shareholder's equity.

The following table presents the gross realized gains and gross realized losses from sales or maturities of our available for sale securities:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2014              2013              2012
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(in millions)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $259     $49     $1,863    $76     $1,598    $92
Equity securities               5      --         28     --         31      6
                             ----     ---     ------    ---     ------    ---
Total                        $264     $49     $1,891    $76     $1,629    $98
                             ====     ===     ======    ===     ======    ===

In 2014, 2013, and 2012, the aggregate fair value of available for sale fixed maturity and equity securities sold was $6.1 billion, $22.5 billion and $11.8 billion, respectively.

Other Securities Measured at Fair Value

The following table presents the fair value of other securities measured at fair value at our election of the fair value option:

                                                   December 31, 2014 December 31, 2013
                                                   ----------------  ----------------
                                                            Percent           Percent
                                                   Fair       of     Fair       of
(in millions)                                      Value     Total   Value     Total
-------------                                       ------  -------   ------  -------
U.S. government and government sponsored entities  $1,135      39%   $  903      30%
Mortgage-backed, asset-backed and collateralized:
   RMBS                                               384      13       332      11
   CMBS                                               153       5       156       5
   CDO/ABS                                          1,262      43     1,061      36
                                                    ------    ---     ------    ---
Total fixed maturities                              2,934     100     2,452      82
Other common and preferred stock                       --      --       538      18
                                                    ------    ---     ------    ---
Total                                              $2,934     100%   $2,990     100%
                                                    ======    ===     ======    ===

Other Invested Assets

The following table summarizes the carrying values of other invested assets:

                                                       December 31,
                                                       -------------
           (in millions)                                2014   2013
           -------------                               ------ ------
           Alternative investments/(a)/                $6,722 $7,047
           Investment real estate/(b)/                    346    443
           Federal Home Loan Bank (FHLB) common stock      14     22
                                                       ------ ------
           Total                                       $7,082 $7,512
                                                       ====== ======

(a)Includes hedge funds, private equity funds, affordable housing partnerships and other investment partnerships.
(b)Net of accumulated depreciation of $148 million and $181 million at December 31, 2014 and 2013, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds, affordable housing partnerships and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds, affordable housing partnerships and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The gross unrealized loss recorded in Accumulated other comprehensive income on such investments was $26 million and $8 million at December 31, 2014 and 2013, respectively, the majority of which pertains to investments in private equity funds and hedge funds that have been in continuous unrealized loss positions for less than 12 months.

Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds, affordable housing partnerships and other investment partnerships using the equity method of accounting unless AIG's interest is so minor that AIG may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, the carrying value generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

Other Investments

Real estate is classified as held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

We are members of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

Other invested assets also include mutual funds, which consist of seed money for mutual funds and investments in retail mutual funds used as investment vehicles for our variable annuity separate accounts, and are carried at market value.

Aircraft

Aircraft owned by the Aircraft Trusts were recorded at cost (adjusted for impairment charges), net of accumulated depreciation. Depreciation was generally computed on a straight-line to a residual value of approximately 15 percent of the cost of the asset over its estimated useful life of 25 years. Certain major additions and modifications to aircraft may have been capitalized. The residual value estimates were reviewed periodically to ensure continued appropriateness. Aircraft were periodically reviewed for impairment and impairment losses recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft was less than its carrying value. See Notes 9 for additional information.

Short-Term Investments

Short-term investments include interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

Net Investment Income

Net investment income represents income primarily from the following sources:

..   Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

..   Dividend income from common and preferred stock and distributions from other investments, including distributions from private equity funds and hedge funds that are not accounted for under the equity method.

..   Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..   Earnings from private equity funds and hedge fund investments accounted for under the equity method.

..   Interest income on mortgage, policy and other loans.

The following table presents the components of net investment income:

                                                             Years Ended December 31,
                                                             ----------------------
(in millions)                                                 2014      2013    2012
-------------                                                ------    ------  ------
Fixed maturity securities, including short-term investments  $5,686    $5,275  $5,792
Equity securities                                               (51)      (20)     67
Interest on mortgage and other loans                            645       626     628
Investment real estate                                           61        79      73
Other invested assets                                           778       919     650
Securities lending                                                1         3       2
Other investments                                                69        52      12
                                                             ------    ------  ------
Total investment income                                       7,189     6,934   7,224
Investment expenses                                             247       242     223
                                                             ------    ------  ------
Net investment income                                        $6,942    $6,692  $7,001
                                                             ======    ======  ======

The carrying value of investments that produced no investment income during 2014 was $109 million, which is less than less than 0.1 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on our results of operations and financial position.

Net Realized Capital Gains and Losses

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

..   Sales of available for sale fixed maturity and equity securities, real estate, investments in private equity funds and hedge funds and other types of investments.

..   Reductions to the cost basis of available for sale fixed maturity and equity securities and certain other invested assets for other-than-temporary impairments.

..   Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..   Exchange gains and losses resulting from foreign currency transactions.

The following table presents the components of net realized capital gains (losses):

                                               Years Ended December 31,
                                               ---------------------
          (in millions)                         2014     2013    2012
          -------------                        -----    ------  ------
          Sales of fixed maturity securities   $ 210    $1,787  $1,506
          Sales of equity securities               5        28      25
          Mortgage and other loans               (46)      (57)     73
          Investment real estate                 116        73      12
          Other invested assets                   51         2     (12)
          Derivatives                           (432)      340    (509)
          Other                                  148       (30)    (45)
          Other-than-temporary impairments      (119)     (127)   (379)
                                               -----    ------  ------
          Net realized capital (losses) gains  $ (67)   $2,016  $  671
                                               =====    ======  ======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Evaluating Investments for Other-Than-Temporary Impairments

Fixed Maturity Securities

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to realized capital losses. The estimated recovery value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were taken (a component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..   Current delinquency rates;

..   Expected default rates and the timing of such defaults;

..   Loss severity and the timing of any recovery; and

..   Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

Management considers severe price declines in its assessment of potential credit impairments. We may also modify model inputs when management determines that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Credit Impairments

The following table presents a rollforward of the cumulative credit losses in other-than-temporary impairments recognized in earnings for available for sale fixed maturity securities:

                                                                                     Years Ended December 31,
                                                                                     ----------------------
(in millions)                                                                         2014     2013    2012
-------------                                                                        ------   ------  ------
Balance, beginning of year                                                           $1,585   $2,126  $2,775
   Increases due to:
       Credit impairments on new securities subject to impairment losses                 22       15      96
       Additional credit impairments on previously impaired securities                   40       31     194
   Reductions due to:
       Credit impaired securities fully disposed for which there was no prior
         intent or requirement to sell                                                 (153)    (184)   (520)
       Credit impaired securities for which there is a current intent or
         anticipated requirement to sell                                               (170)      --      --
       Accretion on securities previously impaired due to credit/*/                      --     (403)   (422)
   Other                                                                                 --       --       3
                                                                                     ------   ------  ------
Balance, end of year                                                                 $1,324   $1,585  $2,126
                                                                                     ======   ======  ======

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

Equity Securities

We evaluate our available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

..   The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

..   A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

..   We have concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, management also considers circumstances of a rapid and severe market valuation decline (50 percent or more discounts to cost), in which we could not reasonably assert that the impairment period would be temporary (severity losses).

Other Invested Assets

Investments in private equity funds and hedge funds are evaluated for impairment in a manner similar to the evaluation of equity securities for impairments as discussed above. This evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying value. When the expected cash flows are less than the carrying value, the investments are written down to fair value with a corresponding charge to earnings.

Purchased Credit Impaired Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determined, based on our expectations as to the timing and amount of cash flows expected to be received, that it was

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

probable at the date of acquisition that we would not collect all contractually required payments for these PCI securities, including both principal and interest after considering the effects of prepayments. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security was determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as an adjustment to the accretable yield.

The following table presents information on our PCI securities, which are included in bonds available for sale:

                                                               At Date of
     (in millions)                                             Acquisition
     -------------                                             -----------
     Contractually required payments (principal and interest)    $11,962
     Cash flows expected to be collected/*/                        9,700
     Recorded investment in acquired securities                    6,457

* Represents undiscounted expected cash flows, including both principal and interest

                                                 December 31,
                                                 -------------
                  (in millions)                   2014   2013
                  -------------                  ------ ------
                  Outstanding principal balance  $6,934 $5,805
                  Amortized cost                  5,020  3,969
                  Fair value                      5,473  4,397

The following table presents activity for the accretable yield on PCI securities:

                                                                                 Years Ended
                                                                                December 31,
                                                                               --------------
(in millions)                                                                   2014    2013
-------------                                                                  ------  ------
Balance, beginning of year                                                     $2,677  $1,734
   Newly purchased PCI securities                                                 545     826
   Disposals                                                                       --     (39)
   Accretion                                                                     (345)   (258)
   Effect of changes in interest rate indices                                    (226)    118
   Net reclassification from non-accretable difference, including effects of
     prepayments                                                                   10     296
                                                                               ------  ------
Balance, end of year                                                           $2,661  $2,677
                                                                               ======  ======

Pledged Investments

Secured Financing

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. In the majority of these repurchase agreements, the securities transferred by us may be sold or repledged by the counterparties. Repurchase agreements are recorded at their contracted repurchase amounts plus accrued interest.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2013, our secured financing transactions also included those that involve the transfer of securities to financial institutions in exchange for cash or other liquid collateral. Securities transferred by us under these financing transactions may be sold or repledged by the counterparties. As collateral for the securities transferred by us, counterparties transfer assets to us, such as cash or high quality fixed maturity securities. Collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the transferred securities during the life of the transactions. When we receive fixed maturity securities as collateral, we do not have the right to sell or repledge this collateral unless an event of default occurs by the counterparties. At the termination of the transactions, we and our counterparties are obligated to return the collateral provided and the securities transferred, respectively.

The following table presents the fair value of securities pledged to counterparties under secured financing transactions:

                                                 December 31,
                                                 -------------
                  (in millions)                   2014   2013
                  -------------                  ------ ------
                  Securities available for sale  $   -- $2,425
                  Other securities                1,135    903

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities deposited by us under requirements of regulatory authorities were $72 million and $70 million at December 31, 2014 and 2013, respectively.

Other Pledges

We are members of FHLBs and such membership requires the members to own stock in these FHLBs. We owned an aggregate of $14 million and $22 million of stock in FHLBs at December 31, 2014 and 2013, respectively. To the extent we borrow from an FHLB, our ownership interest in the stock of the FHLB will be pledged to the FHLB. In addition, we have pledged securities with a fair value of $330 million and $67 million at December 31, 2014 and 2013, respectively, associated with advances from the FHLBs. The increase in pledged securities in 2014 primarily reflects securities pledged to the FHLB prior to obtaining advances, pursuant to our plan to facilitate the ability to obtain cash advances on a same-day basis up to an internally approved limit, to more effectively manage short-term liquidity. As a result, we had $312 million of available FHLB borrowing capacity at December 31, 2014.

5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial and residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less credit allowances and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to net investment income over the life of the related loan as an adjustment of the loan's yield using the interest method.

Life insurance policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the composition of mortgages and other loans receivable:

                                                              December 31,
                                                            ----------------
   (in millions)                                              2014     2013
   -------------                                            -------  -------
   Commercial mortgages/(a)/                                $ 9,441  $ 8,167
   Life insurance policy loans                                1,501    1,554
   Commercial loans, other loans and notes receivable/(b)/      964      503
                                                            -------  -------
   Total mortgage and other loans receivable                 11,906   10,224
   Allowance for losses                                         (94)    (139)
                                                            -------  -------
   Mortgage and other loans receivable, net                 $11,812  $10,085
                                                            =======  =======

(a)Commercial mortgages primarily represent loans for office, retail, apartments and industrial properties, with exposures in California and New York representing the largest geographic concentrations (both 15 percent at December 31, 2014 and 19 percent and 14 percent, respectively, at December 31, 2013).
(b)Amount at December 31, 2014 also includes $110 million of residential mortgages.

The following table presents the credit quality indicators for commercial mortgage loans:

                                          Number                                                              Percent
                                                                       Class
                                            of   -------------------------------------------------              of
(dollars in millions)                     Loans  Apartments Offices Retail Industrial Hotel Others Total/(c)/ Total $
---------------------                     ------ ---------- ------- ------ ---------- ----- ------ ---------  -------
December 31, 2014
Credit Quality Indicator:
   In good standing                        609     $1,541   $3,164  $1,852    $863    $958  $  833  $9,211       97%
   Restructured/(a)/                         9         --      159      10      --      --      --     169        2
   90 days or less delinquent                3         --       --      --      --      --      --      --       --
   >90 days delinquent or in process of
     foreclosure                             3         --       61      --      --      --      --      61        1
                                           ---     ------   ------  ------    ----    ----  ------  ------      ---
Total/(b)/                                 624     $1,541   $3,384  $1,862    $863    $958  $  833  $9,441      100%
                                           ===     ======   ======  ======    ====    ====  ======  ======      ===
Allowance for losses                               $    2   $   41  $   16    $  2    $  3  $    9  $   73        1%
                                                   ======   ======  ======    ====    ====  ======  ======      ===
December 31, 2013
Credit Quality Indicator:
   In good standing                        623     $1,347   $2,427  $1,626    $839    $771  $  952  $7,962       98%
   Restructured/(a)/                        11         13       90      --      --      --      84     187        2
   >90 days delinquent or in process of
     foreclosure                             2         --       --      18      --      --      --      18       --
                                           ---     ------   ------  ------    ----    ----  ------  ------      ---
Total/(b)/                                 636     $1,360   $2,517  $1,644    $839    $771  $1,036  $8,167      100%
                                           ===     ======   ======  ======    ====    ====  ======  ======      ===
Allowance for losses                               $    2   $   61  $    6    $  1    $  3  $   33  $  106        1%
                                                   ======   ======  ======    ====    ====  ======  ======      ===

(a)Includes loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)Does not reflect valuation allowances.
(c)Over 99 percent of the commercial mortgages held at such respective dates were current as to payments of principal and interest.

We hold mortgages with a carrying value of $71 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation, as of both December 31, 2014 and 2013.

Methodology Used to Estimate the Allowance for Losses

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on the analysis of internal risk ratings and current loan values. Internal risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property. These factors and the resulting risk ratings also provide a basis for determining the level of monitoring performed at both the individual loan and the portfolio level. When all or a portion of a commercial mortgage loan is deemed uncollectible, the uncollectible portion of the carrying value of the loan is charged off against the allowance. Interest income on impaired loans is recognized as cash is received. For impaired loans where it has been determined

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

that not all of the contractual principal due will be collected, any cash received is recorded as a reduction of the current carrying amount of the loan.

A significant majority of commercial mortgage loans in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The following table presents a rollforward of the changes in the allowance for losses on mortgage and other loans receivable:

                                                  2014                   2013                   2012
                                         ---------------------  ---------------------  ---------------------
Years Ended December 31,                 Commercial Other       Commercial Other       Commercial Other
(in millions)                            Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
-------------                            ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year                $106    $ 33  $139     $ 68    $ 87  $155     $149     $84  $233
   Additions (reductions) to allowance       (17)     11    (6)      49      10    59      (74)     11   (63)
   Charge-offs, net of recoveries            (16)    (23)  (39)     (11)    (64)  (75)      (7)     (8)  (15)
                                            ----    ----  ----     ----    ----  ----     ----     ---  ----
Allowance, end of year                      $ 73    $ 21  $ 94     $106    $ 33  $139     $ 68     $87  $155
                                            ====    ====  ====     ====    ====  ====     ====     ===  ====

The following table presents information regarding impaired mortgage loans:

                                                         Years Ended
                                                        December 31,
                                                      ----------------
         (in millions)                                2014  2013  2012
         -------------                                ----  ----  ----
         Impaired loans with valuation allowances     $104  $137  $ 75
         Impaired loans without valuation allowances    --    --     7
                                                      ----  ----  ----
            Total impaired loans                       104   137    82
         Valuation allowances on impaired loans        (26)  (56)  (27)
                                                      ----  ----  ----
            Impaired loans, net                       $ 78  $ 81  $ 55
                                                      ====  ====  ====
                                                      $  5  $  7  $  4
         Interest income on impaired loans            ====  ====  ====

Troubled Debt Restructurings

We modify loans to optimize their returns and improve their collectability, among other things. When such a modification is undertaken with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is deemed to be a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal forgiveness, payment deferrals and easing of loan covenants.

We held $139 million and $67 million of commercial mortgage loans that had been modified in a TDR at December 31, 2014 and 2013, respectively. We have no other loans that had been modified in a TDR. At December 31, 2014 and 2013, these commercial mortgage loans had related total allowances for credit losses of $13 million and $11 million, respectively. The commercial mortgage loans modified in a TDR are included among the restructured loans in the credit quality indicators table above, if they are performing according to the restructured terms.

6. REINSURANCE

In the ordinary course of business, we utilize internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. In addition, we assume reinsurance from other insurance companies. We generally limit our exposure to loss on any single life to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, we can increase our exposure to loss on any single life up to $15 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. The premiums with respect to these treaties are earned over the contract period in proportion to the protection provided.

The following table presents the effect of reinsurance on our premiums:

                                     Years Ended December 31,
                                     ----------------------
                   (in millions)      2014     2013    2012
                   -------------     ------   ------  ------
                   Direct premiums   $2,561   $2,661  $2,456
                   Assumed premiums      22       22      20
                   Ceded premiums      (917)    (900)   (860)
                                     ------   ------  ------
                   Net               $1,666   $1,783  $1,616
                                     ======   ======  ======

Reinsurance recoveries, which reduced Policyholder benefits, were approximately $641 million, $658 million and $694 million during 2014, 2013 and 2012, respectively.

The National Association of Insurance Commissioners (NAIC) Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees and universal life policies with secondary guarantees (ULSGs). In addition, NAIC Actuarial Guideline 38 (Guideline AXXX) clarifies the application of Regulation XXX as to these guarantees, including certain ULSGs. We manage the capital impact of statutory reserve requirements under Regulation XXX and Guideline AXXX through intercompany reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force business (term and universal life) are ceded to our Parent, AGC Life, under a coinsurance/modified coinsurance agreement effective January 1, 2011. This agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied.

The agreement between us and AGC Life also provides for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreement on our results of operations during 2014, 2013 and 2012 was a pre-tax expense of approximately $81 million, $73 million and $66 million, respectively, which represented the risk charge associated with the reinsurance agreement.

On October 1, 2003, we entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. (AIGB). Under the agreement, AIGB reinsured 100 percent quota share of our liability on virtually all of our general account deferred annuity contracts with issue dates on or after January 1, 2003. The agreement was amended on September 25, 2007 to terminate the agreement for new business as of July 1, 2007. Under the agreement, we retain the assets supporting the reserves ceded to AIGB. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied. The main impact of the agreement on our results of operations during 2014, 2013 and 2012 was pre-tax expense of approximately $2 million in each year, which represented the risk charge associated with the reinsurance agreement.

In 2003, we entered into two coinsurance/modified coinsurance agreements with AIGB. These agreements have an effective date of January 1, 2003. Under the agreements, AIGB reinsured a 100 percent quota share of our liability on selective level term products and universal life products issued by us. These agreements do not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied. These agreements were amended to terminate for new business issued on and after August 1, 2009. Effective
July 1, 2013, we fully recaptured these agreements and simultaneously reinsured this in-force block to AGC Life, under the January 1, 2011 coinsurance/modified coinsurance agreement mentioned above. Management received approvals of the recapture and reinsurance transactions on our behalf and AGC Life from the Texas and Missouri Departments of Insurance, in July 2013, with July 1, 2013 effective dates. On the effective date of the recapture with AIGB and day one of the treaty with AGC Life, we recorded a net zero impact to pre-tax earnings. The agreements also provide for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreements on our results of operations during 2013 and 2012 was pre-tax expense of approximately $3 million and $4 million, respectively, representing the risk charge associated with the coinsurance agreement.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Our third-party reinsurance arrangements do not relieve us from our direct obligations to our beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded, to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. We believe that no exposure to a single reinsurer represents an inappropriate concentration of credit risk to the Company. Gross reinsurance assets with our three largest reinsurers aggregated to approximately $1.0 billion at both December 31, 2014 and 2013, of which approximately $198 million was secured by collateral at both December 31, 2014 and 2013.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and our investment operations. Interest rate and cross-currency swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. See Note 3 for discussion of fair value measurements. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset. We are exposed to potential credit-related losses in the event of nonperformance by counterparties to derivative instruments. The credit exposure related to our derivative financial instruments is limited to the fair value of contracts that are favorable to us at the reporting date less collateral received from that counterparty.

Derivatives, with the exception of bifurcated embedded derivatives, are reflected in the Balance Sheets in derivative assets, at fair value and derivative liabilities, at fair value. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable to that instrument. A bifurcated embedded derivative is generally presented with the host contract. See Notes 3 and 11 for additional information on embedded policy derivatives.

Our interest rate contracts ,which include interest rate swaps, swaptions, futures and options, are used to economically hedge interest rate exposures associated with embedded derivatives contained in insurance contract liabilities and fixed maturity securities, as well as other interest rate sensitive assets and liabilities.

Foreign exchange derivatives (principally forwards and swaps) are used to economically mitigate risk associated with foreign currency-denominated transactions, primarily investments and GICs denominated in foreign currencies. Effective April 1, 2014, we reclassified cross-currency swaps from interest rate contracts to foreign exchange contracts. This change was applied prospectively.

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities. We purchase equity contracts, such as futures and call and put options, to economically hedge certain guarantees of specific equity index universal life and annuities and variable annuity products. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with GIC liabilities and available for sale investments have been designated as fair value hedges. Changes in fair value hedges of GIC liabilities and available for sale securities are reported in net policyholder benefits, along with changes in the hedged item.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the notional amounts and fair values of our derivatives:

                                                            December 31, 2014                 December 31, 2013
                                                    --------------------------------  --------------------------------
                                                    Gross Derivative Gross Derivative Gross Derivative Gross Derivative
                                                         Assets        Liabilities         Assets        Liabilities
                                                    ---------------  ---------------  ---------------  ---------------
                                                    Notional  Fair   Notional  Fair   Notional  Fair   Notional  Fair
(in millions)                                        Amount   Value   Amount   Value   Amount   Value   Amount   Value
-------------                                       -------- ------  -------- ------  -------- ------  -------- ------
Derivatives designated as hedging instruments:
   Interest rate contracts                          $   243  $  172  $    --  $   --  $   161  $  105   $  133  $   15
   Foreign exchange contracts                           182      11       99      29       --      --       --      --
Derivatives not designated as hedging instruments:
   Interest rate contracts                           24,499     398    2,992     275    5,996     691    4,125     650
   Foreign exchange contracts                         2,654     512    2,068     410       --      --       --      --
   Equity contracts/(a)/                              5,481     108   35,433   1,216   26,497     282    5,039     403
   Other contracts/(b)/                              30,580      13       65       7   24,561      10       --      --
                                                    -------  ------  -------  ------  -------  ------   ------  ------
Total derivatives, gross                            $63,639   1,214  $40,657   1,937  $57,215   1,088   $9,297   1,068
                                                    -------  ------  -------  ------  -------  ------   ------  ------
Counterparty netting/(c)/                                      (198)            (198)            (108)            (108)
Cash collateral/(d)/                                           (287)             (14)            (378)             (23)
                                                             ------           ------           ------           ------
   Total derivatives, net                                       729            1,725              602              937
Less: Bifurcated embedded derivatives                            --            1,267               95              403
                                                             ------           ------           ------           ------
Total derivative on balance sheets                           $  729           $  458           $  507           $  534
                                                             ======           ======           ======           ======

(a)Includes bifurcated embedded policy derivatives, which are recorded in policyholder contract deposits.
(b)Consists primarily of contacts with multiple underlying exposures and stable value wrap contracts.
(c)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(d)Represents cash collateral posted and received that is eligible for netting.

The following table presents gains (losses) from our derivatives recognized in the Statements of Income:

                                                                                Years Ended December 31,
                                                                                -----------------------
(in millions)                                                                    2014     2013    2012
-------------                                                                    -----   -----   -----
Net effect of derivative instruments in fair value hedging relationships:/(a)/
   Interest rate contracts                                                      $  (7)   $  (1)  $  --
   Foreign exchange contracts                                                      (4)      --      --
                                                                                 -----   -----   -----
Total                                                                           $ (11)   $  (1)  $  --
                                                                                 =====   =====   =====
Derivatives not designated as hedging instruments
By derivative type:
   Interest rate contracts                                                      $ 506    $(193)  $  13
   Foreign exchange contracts                                                     (33)      --     (48)
   Equity contracts/(b)/                                                         (880)     525    (206)
   Other contracts                                                                 57       39    (243)
                                                                                 -----   -----   -----
Total                                                                           $(350)   $ 371   $(484)
                                                                                 =====   =====   =====
By classification:
   Policy fees                                                                  $  62    $  --   $  --
   Net investment income                                                           --       39       4
   Net realized capital gains (losses)                                           (432)     340    (509)
   Policyholder benefits                                                           17       (5)     21
   Interest credited to policyholder account balances                              (8)      (4)     --
                                                                                 -----   -----   -----
Total                                                                           $(361)   $ 370   $(484)
                                                                                 =====   =====   =====

(a)The amounts presented do not include the periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.
(b)Includes embedded derivative gains (losses) of $(643) million, $972 million and $(105) million during 2014, 2013 and 2012, respectively.

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred Policy Acquisition Costs

DAC represents those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fees that would not have been incurred if the insurance

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Short-duration insurance contracts: Policy acquisition costs are deferred and amortized over the period in which the related premiums written are earned, generally 12 months. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC. We assess the recoverability of DAC on an annual basis or more frequently if circumstances indicate an impairment may have occurred. This assessment is performed by comparing recorded net unearned premiums and anticipated investment income on in-force business to the sum of expected claims, claims adjustment expenses, unamortized DAC and maintenance costs. If the sum of these costs exceeds the amount of recorded net unearned premiums and anticipated investment income, the excess is recognized as an offset against the asset established for DAC. This offset is referred to as a premium deficiency charge. Increases in expected claims and claims adjustment expenses can have a significant impact on the likelihood and amount of a premium deficiency charge.

Long-duration insurance contracts: Policy acquisition costs for participating life, traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. A loss recognition event occurs when there is a shortfall between the carrying amounts of future policy benefit liabilities, net of DAC, and the amount the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine that a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits and claims incurred. Groupings for loss recognition testing are consistent with the manner of acquiring and servicing the business and applied by product groupings. We perform separate loss recognition tests for traditional life products, payout annuities and long-term care products. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits (EGPs) to be realized over the estimated lives of the contracts. EGPs include net investment income and spreads, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If EGPs change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income (unlocking). If the new assumptions indicate that future EGPs are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future EGPs are lower than previously estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Unlocking of assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future EGPs for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impact the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate
(cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition: DAC held for investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on EGPs, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities maintain a temporary net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

Internal Replacements of Long-duration and Investment-Oriented Products: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related reserves. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

The following table presents a rollforward of DAC:

                                                                             Years Ended December 31,
-                                                                            ----------------------
(in millions)                                                                 2014     2013    2012
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $5,096   $4,158  $4,704
   Acquisition costs deferred                                                   877      790     584
   Accretion of interest/amortization                                          (660)    (581)   (592)
   Effect of unlocking assumptions used in estimating future gross profits       96      105      45
   Effect of realized gains/loss on securities                                  (45)     (37)    (85)
   Effect of unrealized gains/loss on securities                               (204)     661    (498)
   Other/*/                                                                     161       --      --
                                                                             ------   ------  ------
Balance, end of year                                                         $5,321   $5,096  $4,158
                                                                             ======   ======  ======

* The increase in the DAC asset, which principally reflected the impact of the change on periods prior to 2014, was substantially offset by a related increase in the unearned revenue reserves.

Value of Business Acquired (VOBA): VOBA is determined at the time of acquisition and is reported in the Balance Sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business in a manner similar to that for DAC based on the assumptions at purchase. For investment-oriented products, VOBA is amortized in relation to EGPs and adjusted for the effect of unrealized gains or losses on fixed maturity and equity securities available for sale in a manner similar to DAC.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of VOBA:

                                                                                Years Ended
                                                                               December 31,
-                                                                            ----------------
(in millions)                                                                2014  2013  2012
-------------                                                                ----  ----  ----
Balance, beginning of year                                                   $348  $339  $391
   Accretion of interest/amortization                                         (24)  (27)  (15)
   Effect of unlocking assumptions used in estimating future gross profits     13    10     5
   Effect of realized gains/loss on securities                                 (3)   (5)  (23)
   Effect of unrealized gains/loss on securities                              (12)   31   (19)
                                                                             ----  ----  ----
Balance, end of year                                                         $322  $348  $339
                                                                             ====  ====  ====

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $30 million, $27 million, $25 million, $24 million and $23 million, respectively.

The following table presents a rollforward of deferred sales inducements:

                                                                                 Years Ended
                                                                                 December 31,
-                                                                            -------------------
(in millions)                                                                 2014   2013   2012
-------------                                                                -----  -----  -----
Balance, beginning of year                                                   $ 502  $ 354  $ 555
   Acquisition costs deferred                                                   33     62    112
   Accretion of interest/amortization                                         (114)  (109)  (140)
   Effect of unlocking assumptions used in estimating future gross profits      60     65     27
   Effect of realized gains/loss on securities                                 (12)   (13)    (1)
   Effect of unrealized gains/loss on securities                               (27)   143   (199)
                                                                             -----  -----  -----
Balance, end of year                                                         $ 442  $ 502  $ 354
                                                                             =====  =====  =====

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, Distribution Fee Revenue). We amortize these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the variable interest holders are exposed to through the design of the entity.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other VIEs, the primary beneficiary is the entity that has both (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

The following table presents the total assets and total liabilities associated with our variable interests in consolidated VIEs, as classified in the Balance
Sheets:

                                               Real
                                            Estate and                   Affordable
                                            Investment   Securitization   Housing
(in millions)                              Entities/(d)/    Vehicles    Partnerships Total
-------------                              ------------  -------------- ------------ ------
December 31, 2014
Assets:
   Bonds available for sale                    $--           $6,705         $ --     $6,705
   Mortgage and other loans receivable          --            1,753           --      1,753
   Other invested assets                         1               --          348        349
   Other/(a)/                                   --              481          171        652
                                               ---           ------         ----     ------
Total assets/(b)/                              $ 1           $8,939         $519     $9,459
                                               ===           ======         ====     ======
Liabilities:
   Notes payable - to affiliates, net          $--           $  660         $ --     $  660
   Notes payable - to third parties, net        --              488           10        498
   Other/(c)/                                   --               --           19         19
                                               ---           ------         ----     ------
Total liabilities                              $--           $1,148         $ 29     $1,177
                                               ===           ======         ====     ======
December 31, 2013
Assets:
   Bonds available for sale                    $--           $6,884         $ --     $6,884
   Mortgage and other loans receivable          --            1,015           --      1,015
   Other invested assets                         1               19          434        454
   Other/(a)/                                   --              936          176      1,112
                                               ---           ------         ----     ------
Total assets/(b)/                              $ 1           $8,854         $610     $9,465
                                               ===           ======         ====     ======
Liabilities:
   Notes payable - to affiliates, net          $--           $  237         $ --     $  237
   Notes payable - to third parties, net        --              346           --        346
   Other/(c)/                                   --              241           31        272
                                               ---           ------         ----     ------
Total liabilities                              $--           $  824         $ 31     $  855
                                               ===           ======         ====     ======

(a)Comprised primarily of short-term investments and other assets at both December 31, 2014 and 2013.
(b)The assets of each VIE can be used only to settle specific obligations of that VIE.
(c)Comprised primarily of amounts due to related parties and other liabilities and derivative liabilities, at fair value, at both December 31, 2014 and 2013.
(d)At December 31, 2014 and 2013, we had no significant off-balance sheet exposure associated with commitments to real estate and investment entities.

We calculate our maximum exposure to loss to be the amount invested in the debt or equity of the VIE and other commitments to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us. In limited circumstances, AIG Parent has provided guarantees to certain VIE interest holders.

The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

                                                    Maximum Exposure to Loss
                                                  ----------------------------
                                           Total
                                            VIE   On-Balance Off-Balance
  (in millions)                            Assets  Sheet/*/     Sheet    Total
  -------------                            ------ ---------- ----------- -----
  December 31, 2014
     Real estate and investment entities   $4,180    $528        $85     $613
     Affordable housing partnerships        1,055     288         --      288
                                           ------    ----        ---     ----
  Total                                    $5,235    $816        $85     $901
                                           ======    ====        ===     ====
  December 31, 2013
     Real estate and investment entities   $4,130    $492        $50     $542
     Affordable housing partnerships        1,125     191         --      191
                                           ------    ----        ---     ----
  Total                                    $5,255    $683        $50     $733
                                           ======    ====        ===     ====

* At December 31, 2014 and 2013, $816 million and $683 million, respectively, of our total unconsolidated VIE assets were recorded as other invested assets.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Real Estate and Investment Entities and Affordable Housing Partnerships

We participate as a passive investor in the equity issued primarily by third party-managed hedge and private equity funds, and certain real estate entities managed by AIG Asset Management (US), LLC (AIG Investments), an affiliate, and in limited partnerships that develop and operate affordable housing qualifying for tax credits, that are VIEs. We are typically not involved in the design or establishment of these VIEs, nor do we actively participate in the management of the VIEs.

Securitization Vehicles

Aircraft Trusts

In 2003, AIG Parent created two VIEs, Castle 2003-1 Trust and Castle 2003-2 Trust (collectively, the Aircraft Trusts), for the purpose of acquiring, owning, leasing, maintaining, operating and selling aircraft. AGL and other AIG subsidiaries held beneficial interests in these entities, including passive investments in non-voting preferred equity and in debt issued by these entities. Debt of these entities is not an obligation of, or guaranteed by, AGL or by AIG Parent or any of AIG's subsidiaries. Effective June 30, 2014, AGL transferred its non-voting preferred equity interests in the Aircraft Trusts to AIG Parent though the distribution of a non-cash dividend and return of capital, which totaled $500 million. Prior to this distribution, AGL bore the obligation to absorb economic losses or receive economic benefits that could possibly be significant to the Aircraft Trusts and, as a result, we were deemed the primary beneficiary and fully consolidated the Aircraft Trusts. Subsequent to the distribution, AGL is no longer deemed the primary beneficiary of the Aircraft Trusts and, as a result, the accompanying financial statements exclude the financial position, operating results and cash flows of the Aircraft Trusts subsequent to the date of the distribution.

Ambrose

During 2013 and 2014, we entered into securitization transactions that involved the transfer of portfolios of our high grade corporate securities, along with a portfolio of structured securities acquired from AIG, to newly formed special purpose entities, Ambrose 2013-2 (Ambrose 2), Ambrose 2013-3 (Ambrose 3) Ambrose 2013-5 (Ambrose 5) and Ambrose 2014-6 (Ambrose 6) (collectively referred to as the Ambrose entities), which are VIEs. In each transaction, the Ambrose entities issued beneficial interests to us in consideration for the transferred securities. We own the majority of the beneficial interests issued by the Ambrose entities and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the VIEs that could potentially be significant to the VIEs, accordingly, we consolidate the Ambrose entities.

See Note 17 for additional information on these securitization transactions.

Selkirk

During 2013 and 2014, we entered into securitization transactions in which portfolios of our commercial mortgage loans were transferred to special purpose entities, with us retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, we received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. We determined that we control or we are the primary beneficiary of all of the special purpose entities in the securitization structures, and therefore we consolidate all of these entities, including those that are VIEs.

See Note 17 for additional information on these securitization transactions.

RMBS, CMBS, Other ABS and CDOs

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset backed

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

structures, and were not involved in the design of these entities. Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined that we are not the primary beneficiary of these entities.

We have not included these entities in the tables above, however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

10.INSURANCE LIABILITIES

Future Policy Benefits

Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature.

Future policy benefits also include certain guaranteed benefits of variable annuity products that are not considered embedded derivatives, primarily guaranteed minimum death benefits. See Note 11 for additional information on guaranteed minimum death benefits.

The liability for long-duration future policy benefits has been established including assumptions for interest rates which vary by year of issuance and product, and range from approximately zero percent to 12.0 percent. Mortality and surrender rate assumptions are generally based on actual experience when the liability is established.

For universal life policies with secondary guarantees, we recognize a future policy benefit reserve, in addition to policyholder contract deposits, based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. For universal life policies without secondary guarantees, for which profits followed by losses are first expected after contract inception, we establish future policy benefit reserves, in addition to policyholder contract deposits, so that expected future losses are recognized in proportion to the emergence of profits in the earlier (profitable) years.

For long duration traditional business, a "lock-in" principle applies. The assumptions used to calculate the benefit liabilities and DAC are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. The assumptions include mortality, morbidity, persistency, maintenance expenses, and investment returns. These assumptions are typically consistent with pricing inputs. These assumptions include margins for adverse deviation in the event that actual experience might deviate from these assumptions.

A loss recognition event occurs if observed changes in actual experience or estimates result in projected future losses under loss recognition testing. To determine whether a loss recognition event has occurred, we determine whether a future loss is expected based on updated current assumptions. If a loss recognition event occurs, we recognize the loss by first reducing DAC through amortization expense, and, if DAC is depleted, record additional liabilities through a charge to policyholder benefit expense. See Note 8 for additional information on loss recognition.

Sales of investment securities in connection with a program to utilize capital loss carryforwards, as well as other investment sales with subsequent reinvestment at lower yields, triggered loss recognition expense primarily on certain long-term payout annuity contracts of $21 million, $886 million and $807 million, in 2014, 2013 and 2012, respectively. We also recorded loss recognition expense of $87 million in 2014 and $61 million in 2012 to increase reserves for certain long-term care business.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Policyholder Contract Deposits

The liability for policyholder contract deposits is recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 0.3 percent to 8.4 percent, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, as they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

In addition to liabilities for universal life, fixed annuities, fixed options with variable annuities, annuities without life contingencies, funding agreements and guaranteed investment contracts, policyholder contract deposits also include our liability for (i) certain guaranteed benefits and equity-indexed features accounted for as embedded derivatives at fair value,
(ii) annuities issued in a structured settlement arrangement with no life contingency and (iii) certain contracts we have elected to account for at fair value. In addition, certain GIC contracts contain embedded derivatives that are bifurcated and carried at fair value in policyholder contract deposits with the change in fair value recorded in policyholder benefits. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and
Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

Under a funding agreement-backed note issuance program, an unaffiliated, non-consolidated statutory trust issues medium-term notes to investors, which are secured by GICs issued to the trust by the Company. In 2014, a $450 million GIC was issued in conjunction with the funding agreement-backed notes program.

Policy Claims and Benefits Payable

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported (IBNR) claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

We are now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File (SSDMF) to determine if insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with us within 120 days, we will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in our records.

Other Policyholder Funds

Other policyholder funds include unearned revenue reserves (URR). URR consists of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Amortization of URR is recorded in policy fees.

Other policyholder funds also include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. Participating policyholders are the policyholders who share in our earnings based on provisions within the policy contract. These dividends are declared annually by our Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, we established an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

Participating life business represented approximately 1.0 percent of the gross insurance in force at December 31, 2014 and 6.0 percent of gross premiums in 2014. Policyholder dividends were $28 million, $28 million and $35 million in 2014, 2013 and 2012, respectively, and are included in policyholder benefits in the Statements of Income.

Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue, and the unearned portions of the premiums recorded as liabilities. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.

11.VARIABLE LIFE AND ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Statements of Income, Comprehensive Income and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum income benefits (GMIB), guaranteed minimum withdrawal benefits (GMWB), and guaranteed minimum account value (GMAV). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                           December 31,
                                          ---------------
                      (in millions)        2014    2013
                      -------------       ------- -------
                      Equity funds        $14,844 $15,084
                      Bond funds            4,380   4,517
                      Balanced funds       16,856  11,777
                      Money market funds      295     320
                                          ------- -------
                      Total               $36,375 $31,698
                                          ======= =======

GMDB and GMIB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is our most widely offered benefit; our variable annuity contracts may also include GMIB to a lesser extent.

The liabilities for GMDB and GMIB, which are recorded in future policyholder benefits, represent the expected value of the guaranteed benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

The following table presents details concerning our GMDB exposures, by benefit type:

                                             December 31, 2014       December 31, 2013
                                          ----------------------- -----------------------
                                                         Highest                 Highest
                                           Net Deposits  Contract  Net Deposits  Contract
                                          Plus a Minimum  Value   Plus a Minimum  Value
(dollars in millions)                         Return     Attained     Return     Attained
---------------------                     -------------- -------- -------------- --------
Account value                                $25,715     $14,373     $20,108     $14,428
Net amount at risk                               586         496         635         620
Average attained age of contract holders          66          68          65          67
Range of guaranteed minimum return rates      0% -5%                  0% -5%

The following table presents a rollforward of the GMDB and GMIB liabilities related to variable annuity contracts:

                                                Years Ended
                                               December 31,
                                             ----------------
                 (in millions)               2014  2013  2012
                 -------------               ----  ----  ----
                 Balance, beginning of year  $378  $401  $439
                    Reserve increase           68    32    30
                    Benefits paid             (63)  (55)  (68)
                                             ----  ----  ----
                 Balance, end of year        $383  $378  $401
                                             ====  ====  ====

We regularly evaluate estimates used to determine the GMDB liability and adjust the additional liability balance, with a related charge or credit to policyholder benefits and losses incurred, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the reserve for GMDB at December 31, 2014:

..   Data used was up to 500 stochastically generated investment performance scenarios.

..   Mean investment performance assumption was 8.5 percent.

..   Volatility assumption was 16.0 percent.

..   Mortality was assumed to be 89.6 percent to 138.7 percent of the 2012 individual annuity mortality table.

..   Lapse rates vary by contract type and duration and range from zero percent to 37.0 percent.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

..   The discount rate ranged from 5.5 percent to 10.0 percent and is based on the growth rate assumptions for the underlying contracts in effect at the time of policy issuance.

GMWB and GMAV

Certain guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses) in the Statements of Income. These include GMWB, GMAV as well as equity index annuities and equity index universal life contracts, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB and, to a lesser extent, GMAV benefits, which are not currently offered. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living. With a GMAV benefit, the contract holder can monetize the excess of the guarantee amount over the account value of the contract, provided the contract holder persists until the maturity date.

The fair value of our GMWB and GMAV embedded policy derivatives was a net liability of $698 million and a net asset of $89 million at December 31, 2014 and 2013, respectively. We had account values subject to GMWB and GMAV that totaled $30.0 billion and $23.0 billion at December 31, 2014 and 2013, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk for GMAV represents the present value of minimum guaranteed account value in excess of the current account balance, assuming no lapses. The net amount at risk related to these guarantees was $269 million and $51 million at December 31, 2014 and 2013, respectively. We use derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB and GMAV benefits.

12.DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts and fair value adjustments, when applicable, except for certain notes payable - to affiliates, for which we have elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the Statements of Income.

See Note 3 for discussion of fair value measurements.

The following table lists our total debt outstanding. The interest rates presented in the following table are the range of contractual rates in effect at December 31, 2014, including fixed and variable-rates:

                                                                                    Balance at
                                                                                    December 31,
                                                          Range of       Maturity   -----------
(in millions)                                          Interest Rate(s)   Date(s)     2014  2013
-------------                                          ----------------  ---------- ------  ----
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs                  0.00% - 10.00%    2040-2061  $  367  $ 26
   Notes payable of consolidated VIEs, at fair value   3.06% - 3.26%     2041-2060     291   211
   Debt of consolidated investments                                                     --    23
                                                                                    ------  ----
Total notes payable - to affiliates, net                                               658   260
                                                                                    ------  ----
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs                  1.86% - 7.03%     2041-2060     470   346
   FHLB borrowings                                     0.50% - 0.54%          2015      32    32
   Debt of consolidated investments                    5.35% - 7.68%     2016-2038     125    --
                                                                                    ------  ----
Total notes payable - to third parties, net                                            627   378
                                                                                    ------  ----
Total notes payable                                                                 $1,285  $638
                                                                                    ======  ====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents maturities of long-term debt, including fair value adjustments, when applicable:

                                                                          Year Ending
December 31, 2014                                             -----------------------------------
(in millions)                                          Total  2015 2016 2017 2018 2019 Thereafter
-------------                                          ------ ---- ---- ---- ---- ---- ----------
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs                  $  367 $--  $--  $--  $--  $--    $  367
   Notes payable of consolidated VIEs, at fair value      291  --   --   --   --   --       291
   Debt of consolidated investments                        --  --   --   --   --   --        --
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to affiliates, net               $  658 $--  $--  $--  $--  $--    $  658
                                                       ------ ---  ---  ---  ---  ---    ------
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs                     470  --   --   --   --   --       470
   FHLB borrowings                                         32  32   --   --   --   --        --
   Debt of consolidated investments                       125  --   --   --    7   --       118
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to third parties, net               627  32   --   --    7   --       588
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable                                    $1,285 $32  $--  $--  $ 7  $--    $1,246
                                                       ====== ===  ===  ===  ===  ===    ======

FHLB Borrowings

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity. When a cash advance is obtained, we are required to pledge certain mortgage-backed securities, government and agency securities, other qualifying assets and our ownership interest in the FHLB to secure advances obtained from the FHLB. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

See Note 4 for additional information.

13.COMMITMENTS AND CONTINGENCIES

Commitments

Leases

We have various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates.

The following table presents the future minimum lease payments under operating leases:

                        (in millions)
                        -------------
                        2015                        $ 30
                        2016                          26
                        2017                          20
                        2018                          14
                        2019                          11
                        Remaining years after 2019    32
                                                    ----
                        Total                       $133
                                                    ====

Rent expense was $29 million, $32 million and $33 million in 2014, 2013 and 2012, respectively.

Commitments to Fund Partnership Investments

We had commitments totaling $580 million and $526 million at December 31, 2014 and 2013, respectively, to provide funding to various limited partnerships. The commitments to invest in limited partnerships and other funds are called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2014, $549 million are currently expected to expire by 2015.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Mortgage Loan Commitments

We have $651 million and $99 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2014.

Other Commitments

SAAMCo is the investment advisor of SunAmerica Money Market Fund (the Fund), a series of the SunAmerica Money Market Funds, Inc., which seeks to maintain a stable $1.00 net asset value (NAV) per share. The Fund's market value NAV was negatively impacted by a loss in 2008 on an asset-backed security (Cheyne). SAAMCo has provided certain commitments to the Board of Directors of the Fund to contribute capital to maintain a minimum market value per share up to the amount of the security loss. Management has also committed that should the realized loss carryforward from Cheyne eventually expire, SAAMCo will reimburse the Fund to the extent of the expiration. SAAMCo has recorded a contingent liability of $1 million for expected future capital contributions as of December 31, 2014.

Contingencies

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future guaranty fund assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. We had accrued $12 million for these guaranty fund assessments at both December 31, 2014 and 2013, which was reported within other liabilities in the Balance Sheets.

Policyholder benefit expense in 2014 included an increase of approximately $104 million to the estimated reserves for incurred but not reported (IBNR) death claims. The $104 million reserve increase was in addition to amounts previously provided for IBNR claims in 2011 and 2012, which totaled $237 million. We are continuing our efforts to identify deceased insureds and their beneficiaries who have not presented a valid claim, pursuant to the 2012 resolution of a multi-state audit and market conduct examination. The 2014 increase in the IBNR reserve was related primarily to a legacy block of in-force and lapsed small face amount policies, for which the personal data elements to effect a match against the Social Security Death Master File are unavailable or incomplete, such as full legal name, date of birth or Social Security number. In the process of reviewing these policies as required under the terms of the regulatory agreement, we have refined estimates of the ultimate cost of these claims. We believe the reserves for such claims are adequate; however, there can be no assurance that the ultimate cost will not vary from the current estimate.

In addition, the state of West Virginia has two lawsuits pending against us relating to alleged violations of the West Virginia Uniform Unclaimed Property Act, in connection with policies issued by us and by American General Life and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Accident Insurance Company (AGLA, which merged into AGL on December 31, 2012). The State of West Virginia has also filed similar lawsuits against other insurers.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

14.EQUITY

Accumulated Other Comprehensive Income

The following table presents the components of accumulated other comprehensive income:

                                                               December 31,
                                                             ----------------
  (in millions)                                                2014     2013
  -------------                                              -------  -------
  Fixed maturity and equity securities, available for sale:
     Gross unrealized gains                                  $ 9,096  $ 6,491
     Gross unrealized losses                                    (908)  (2,542)
  Net unrealized gains on other invested assests                 832      897
  Adjustments to DAC, VOBA and deferred sales inducements     (1,183)    (940)
  Shadow loss recognition                                       (872)     (10)
  Foreign currency translation adjustments                       (13)       3
  Deferred income tax                                         (1,026)  (1,168)
                                                             -------  -------
  Accumulated other comprehensive income                     $ 5,926  $ 2,731
                                                             =======  =======

The following table presents the other comprehensive income (loss) reclassification adjustments:

                                          Unrealized
                                         Appreciation
                                           of Fixed
                                           Maturity
                                         Investments
                                           on Which
                                         Other-Than-                 Adjustments
                                          Temporary     Unrealized     to DAC,
                                            Credit     Appreciation   VOBA, and                Foreign
                                         Impairments  (Depreciation)  Deferred    Insurance   Currency
                                             were      of All Other     Sales       Loss     Translation
(in millions)                             Recognized   Investments   Inducements Recognition Adjustments  Total
-------------                            ------------ -------------- ----------- ----------- ----------- -------
Year ended December 31, 2012
Unrealized change arising during period     $1,682       $ 1,787        $(817)     $(1,143)     $ (4)    $ 1,505
Less: Reclassification adjustments
  included in net income                       230        (1,356)        (101)        (807)       --      (2,034)
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), before income tax expense
  (benefit)                                  1,452         3,143         (716)        (336)       (4)      3,539
Less: Income tax expense (benefit)             545         1,015         (257)        (119)       (2)      1,182
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), net of income tax expense
  (benefit)                                 $  907       $ 2,128        $(459)     $  (217)     $ (2)    $ 2,357
                                            ======       =======        =====      =======      ====     =======
Year ended December 31, 2013
Unrealized change arising during period     $  461       $(6,597)       $ 885      $ 1,152      $ (9)    $(4,108)
Less: Reclassification adjustments
  included in net income                        92         1,726           50         (886)       --         982
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), before income tax expense
  (benefit)                                    369        (8,323)         835        2,038        (9)     (5,090)
Less: Income tax expense (benefit)             127        (3,058)         293          713        (3)     (1,928)
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), net of income tax expense
  (benefit)                                 $  242       $(5,265)       $ 542      $ 1,325      $ (6)    $(3,162)
                                            ======       =======        =====      =======      ====     =======
Year ended December 31, 2014
Unrealized change arising during period     $  130       $ 4,261        $(183)     $  (963)     $(17)    $ 3,228
Less: Reclassification adjustments
  included in net income                        52           163           60         (101)       --         174
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), before income tax expense
  (benefit)                                     78         4,098         (243)        (862)      (17)      3,054
Less: Income tax expense (benefit)              30           232          (91)        (306)       (6)       (141)
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), net of income tax expense
  (benefit)                                 $   48       $ 3,866        $(152)     $  (556)     $(11)    $ 3,195
                                            ======       =======        =====      =======      ====     =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the Statements of Income:

                                                       Amount
                                                    Reclassified
                                                   from Accumulated
                                                       Other
                                                   Comprehensive
                                                       Income
                                                   ---------------
                                                    December 31,
                                                   ---------------  Affected Line Item in the
(in millions)                                       2014    2013    Statements of Income
-------------                                      -----   ------   -------------------------------------------------
Unrealized appreciation of fixed maturity
  investments on which other-than-temporary
  credit impairments were recognized               $  52   $   92   Net realized capital gains (losses)
Unrealized appreciation of all other investments     163    1,726   Net realized capital gains (losses)
Adjustments to DAC, VOBA and deferred sales
  inducements                                         60       50   Amortization of deferred policy acquisition costs
Shadow loss recognition                             (101)    (886)  Policyholder benefits
                                                   -----   ------
   Total reclassifications for the period          $ 174   $  982
                                                   =====   ======

Dividends

Dividends that we may pay to the Parent in any year without prior approval of the Texas Department of Insurance (TDI) are limited by statute. The maximum amount of dividends which can be paid over a rolling twelve-month period to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the TDI is limited to the greater of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of our unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2015 without prior approval of the TDI is $1.9 billion. Dividend payments in excess of positive retained earnings were classified and reported as a return of capital.

Statutory Financial Data

We are required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The following table presents our statutory net income and capital and surplus:

(in millions)                                              2014   2013    2012
-------------                                             ------ ------- ------
Years Ended December 31,
Statutory net income                                      $1,862 $ 3,431 $3,641
At December 31,
Statutory capital and surplus                              9,167  12,656
Aggregate minimum required statutory capital and surplus   2,184   2,624

15.BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

We are jointly and severally responsible with AIG and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

by other AIG subsidiaries (the "ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

16.INCOME TAXES

The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

            Years Ended December 31,
            (in millions)                        2014   2013   2012
            -------------                       ------ -----  -----
            Current                             $  401 $  95  $ (21)
            Deferred                               727  (543)  (601)
                                                ------ -----  -----
            Total income tax expense (benefit)  $1,128 $(448) $(622)
                                                ====== =====  =====

The U.S. statutory income tax rate is 35 percent for 2014, 2013 and 2012. Actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate, due to the following:

  Years Ended December 31,
  (in millions)                                      2014     2013     2012
  -------------                                     ------  -------  -------
  U.S federal income tax expense at statutory rate  $1,055  $ 1,573  $   845
  Adjustments:
     Valuation allowance                                68   (1,999)  (1,457)
     State income tax                                   (1)       8       (2)
     Capital loss carryover write-off                   32       --       --
     Dividends received deduction                      (25)     (23)     (24)
     Other credits, taxes and settlements               (1)      (7)      16
                                                    ------  -------  -------
  Total income tax expense (benefit)                $1,128  $  (448) $  (622)
                                                    ======  =======  =======

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

The following table presents the components of the net deferred tax assets (liabilities):

Years Ended December 31,
(in millions)                                                                2014     2013
-------------                                                              -------  -------
Deferred tax assets:
   Excess capital losses and other tax carryovers                          $   258  $   568
   Basis differential of investments                                         1,865    2,043
   Policy reserves                                                           1,855    2,308
                                                                           -------  -------
Total deferred tax assets                                                    3,978    4,919
                                                                           -------  -------
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (1,699)  (1,973)
   Net unrealized gains on debt and equity securities available for sale    (2,433)  (1,365)
   State deferred tax liabilities                                              (30)     (21)
   Capitalized EDP                                                             (44)     (33)
   Other                                                                       (27)     (26)
                                                                           -------  -------
Total deferred tax liabilities                                              (4,233)  (3,418)
                                                                           -------  -------
Net deferred tax (liability) asset before valuation allowance                 (255)   1,501
Valuation allowance                                                             --   (1,173)
                                                                           -------  -------
Net deferred tax (liability) asset                                         $  (255) $   328
                                                                           =======  =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents our tax losses and credit carryforwards on a tax return basis.

         December 31, 2014                         Tax     Expiration
         (in millions)                     Gross Effected   Periods
         -------------                     ----- -------- ------------
         Net operating loss carryforwards   $65    $ 23   2028 to 2032
         Foreign tax credit carryforwards    --      43   2015 to 2023
         Business credit carryforwards       --     192   2025 to 2033
                                                   ----
         Total carryforwards                       $258
                                                   ====

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG does not have state tax sharing agreements. AIG has determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

..   the nature, frequency and severity of cumulative financial reporting losses in recent years;

..   the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

..   the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

..   prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

As a result of sales in the ordinary course of business to manage the investment portfolio and the application of prudent and feasible tax planning strategies in 2014, we determined that an additional portion of the capital loss carryforwards will more-likely-than-not be realized prior to their expiration. Accordingly, in 2014, we released $1.2 billion of our deferred tax asset valuation associated with the capital loss carryforwards, of which $68 million was recognized as a reduction to income and the remainder was allocated to other comprehensive income.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Accounting For Uncertainty in Income Taxes

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits:

                                                              Years Ended
                                                              December 31,
                                                              ------------
        (in millions)                                         2014   2013
        -------------                                         ----   ----
        Gross unrecognized tax benefits at beginning of year  $ 92   $85
           Increases in tax position for prior years            --     7
           Decreases in tax position for prior years           (55)   --
                                                              ----   ---
        Gross unrecognized tax benefits at end of year        $ 37   $92
                                                              ====   ===

We regularly evaluate proposed adjustments by taxing authorities. At
December 31, 2014, such proposed adjustments would not have resulted in a material change to our financial condition. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our financial condition.

At December 31, 2014 and 2013, our unrecognized tax benefits, excluding interest and penalties, were $27 million and $36 million, respectively. At December 31, 2014 and 2013, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $27 million for both years.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2014 and 2013, we had accrued $7 million and $16 million, respectively, for the payment of interest (net of the federal benefit) and penalties. In 2014, we recognized income of $10 million, while in 2013 and 2012, we recognized expense of $6 million and $11 million, respectively, of interest (net of the federal benefit) and penalties.

We are currently under IRS examination for the taxable year 2006. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. Taxable years 2001 to 2013 remain subject to examination by major tax jurisdictions.

17.RELATED PARTY TRANSACTIONS

Events Related to AIG

AIG Parent is subject to regulation by the Board of Governors of the Federal Reserve System (the Federal Reserve) as a systemically important financial institution (SIFI) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act. AIG Parent was subject to regulation by the Federal Reserve as a savings and loan holding company as of March 31, 2014. The Federal Reserve approved AIG Parent's application to deregister as a savings and loan holding company effective April 4, 2014. AIG Parent will continue to be supervised by the Federal Reserve due to its designation by the Financial Stability Oversight Council as a non-bank SIFI.

On July 1, 2014, as a non-bank SIFI, AIG Parent submitted to its regulators its initial annual plan for rapid and orderly resolution in the event of material financial distress or failure, which must meet several specific standards, including requiring a detailed resolution strategy and analyses of material entities, organizational structure, interconnections and interdependencies, and management information systems, among other elements. The public section of the plan can be found on the websites of the Federal Reserve and the Federal Deposit Insurance Corporation. The Federal Reserve has yet to complete the regulatory framework that will be applicable to AIG Parent as a non-bank SIFI.

On July 18, 2013, the Financial Stability Board (consisting of representatives of national financial authorities of the G20 nations), in consultation with the International Association of Insurance Supervisors and national authorities, identified an initial list of Global Systemically Important Insurers, which included AIG Parent.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. We incurred approximately
$305 million, $297 million and $198 million for such services in 2014, 2013 and 2012, respectively. Accounts payable for such services were $240 million and $190 million at December 31, 2014 and 2013, respectively. We rent facilities and provide services on an allocated cost basis to various affiliates. We also provide shared services, including technology, to a number of AIG's life insurance subsidiaries. Effective January 1, 2013, we became the service provider for additional affiliated companies. We earned approximately
$813 million, $805 million and $282 million for such services and rent in 2014, 2013 and 2012, respectively. Accounts receivable for rent and services were $57 million and $91 million at December 31, 2014 and 2013, respectively.

We pay commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing our annuity products and mutual funds. Amounts incurred related to the broker-dealer services totaled $55 million, $50 million and $39 million in 2014, 2013 and 2012, respectively. These broker-dealers distribute a significant portion of our variable annuity products, representing approximately 6.0 percent,
7.0 percent and 8.0 percent of premiums received in 2014, 2013 and 2012, respectively. These broker-dealers also distribute a significant portion of our mutual funds, representing approximately 15.0 percent, 16.0 percent and
16.0 percent of sales in 2014, 2013 and 2012, respectively.

On February 1, 2004, SAAMCo entered into an administrative services agreement with our affiliate, The United States Life Insurance Company in the City of New York (USL) (as successor by merger of First SunAmerica Life Insurance Company
(FSA) with and into USL) whereby SAAMCo will pay to USL a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for USL's variable annuity products. Amounts we incurred under this agreement totaled $6 million, $4 million and $3 million in 2014, 2013 and 2012, respectively, and are included in other expenses in our Statements of Income.

On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by our affiliate, The Variable Annuity Life Insurance Company (VALIC), whereby the trusts pay SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $18 million, $17 million and $15 million in 2014, 2013 and 2012, respectively, and are net of certain administrative costs incurred by VALIC of $5 million in each of 2014 and 2013 and $4 million in 2012. The net amounts earned by SAAMCo are included in other revenue in our Statements of Income.

Notes of Affiliates

In 2011, we invested $300 million in a 5.57 percent Senior Promissory Note due September 30, 2014, issued by AIG Life Holdings, Inc. (AIGLH) (formerly known as SunAmerica Financial Group, Inc.). We received principal payments of $100 million in each of 2014, 2013 and 2012. As of September 30, 2014, AIGLH had paid all outstanding principal and interest on this loan, thereby extinguishing this note. We recognized interest income of $4 million, $10 million and $16 million on this note during 2014, 2013 and 2012, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Selkirk Transactions

During 2013 and 2014, we transferred portfolios of commercial mortgage loans to newly formed special purpose entities, Selkirk No. 1 Investments (SPV1) and Selkirk No. 3A Investments (SPV1A), respectively. The transactions involved securitizations of the transferred loans and we retained significant beneficial interests in the securitized loans. As consideration for the transferred loans, we received beneficial interests in loan-backed and structured securities (Notes) issued by other newly formed special purpose entities, equity interests in SPV1 and SPV1A, and cash proceeds of $230 million and $144 million from notes issued to third party investors and an affiliate by other special purpose entities, Selkirk No. 1 Limited and Selkirk No. 3 Limited, respectively. The consideration received had an aggregate fair value of $973 million for the SPV1 transaction and $624 million for the SPV1A transaction. AIG Investments services the securitized commercial mortgage loans on behalf of SPV1 and SPV1A.

We consolidate certain of the special purpose entities in the securitization structures, some of which are VIEs. See Note 9 for additional disclosures related to VIEs. As a result, certain of the Notes and our equity interests in SPV1 and SPV1A are eliminated in consolidation, while the securitized commercial mortgage loans remain on our Balance Sheets. On a consolidated basis, the net change in our Balance Sheets as a result of these transactions consisted of additional assets in the form of cash consideration received, which was subsequently invested, and the liabilities for notes payable to third party investors and to an affiliate, VALIC.

Lighthouse VI

During 2013, we, along with VALIC (collectively, the Insurers), executed three transactions in which a portfolio of securities (Transferred Portfolios) was, in each transaction, transferred into a newly established Common Trust Fund
(CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within our representative security account. In each transaction, a portion of our securities (Exchange Assets) were transferred into the representative security account of VALIC in exchange for other VALIC securities. Only the transfers of the Exchange Assets between the Insurers qualify for derecognition treatment under ASC 860, "Transfers and Servicing," and thus were the only assets derecognized in the transfer of the Transferred Portfolios into the CTFs. The securities we received for the transfers of the Exchange Assets were initially recognized at fair value and will subsequently be carried at accreted value, based on cash flow projections. We transferred securities with an aggregate fair value of $7.7 billion into the CTFs for all three transactions and recognized gains totaling $250 million on the transfer of the Exchange Assets. AIG Investments manages the portfolio of assets included in the CTFs.

Ambrose Transactions

During 2013 and 2014, we acquired certain financial assets from AIG Parent and subsequently entered into four related securitization transactions with certain affiliates and third parties to enhance our statutory risk-based capital ratio, liquidity and net investment income. The financial assets acquired from AIG Parent in each transaction consisted of a structured security backed by a portfolio of structured securities (Repack Note) and were exchanged for an intraday Demand Note, which was subsequently extinguished. In each securitization transaction, we transferred a portfolio of high grade corporate securities and the Repack Note to one of the newly formed special purpose entities; Ambrose 2, Ambrose 3, Ambrose 5 and Ambrose 6 (the Ambrose entities). As consideration for the transferred securities, we received beneficial interests in three tranches of structured securities (Class A1, B, C and X) issued by each Ambrose entity. The Class A1, B and C Notes were designed to closely replicate the interest and principal amortization payments of the transferred securities. The Class X notes were subsequently transferred to AIG in exchange for cancellation of the Demand Notes described above, which resulted in capital contributions to us. Each Ambrose entity also issued a tranche of Class A2 notes to third party investors. Ambrose 6 also issued
Class A1, B and C notes to an affiliate, VALIC, as consideration for similar transferred financial assets.

Capital commitments from a non-U.S. subsidiary of AIG Parent, which are guaranteed by AIG Parent, were received by Ambrose 2, Ambrose 3, Ambrose 5 and Ambrose 6 in the amount of $300 million, $300 million, $400 million and $200 million, respectively, pursuant to which the promissor will contribute funds to the respective Ambrose entity upon demand. AIG Parent indirectly bears the first loss position in each transaction through its ownership of the Class X

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

notes and its guarantee of the capital commitments. AIG Investments manages the portfolio of assets on behalf of each Ambrose entity.

Each of the Ambrose entities is a VIE and we consolidate all of the Ambrose entities. See Note 9 for additional disclosures related to VIEs. The Class A1, Class B and Class C structured securities we received are eliminated in consolidation. The notes issued by the Ambrose entities that are held by AIG Parent, third parties and an affiliate are classified as notes payable. The Ambrose entities each elected the fair value option for their Class X notes payable. On a consolidated basis, the Ambrose transactions resulted in an increase in our assets (Repack Note and cash), liabilities (notes payable) and AGL shareholder's equity (capital contribution from AIG Parent).

The following table presents the details of the Ambrose transactions:

(in millions)                                              Ambrose 2        Ambrose 3      Ambrose 5        Ambrose 6
-------------                                          ----------------- --------------- -------------- -----------------
Date of transaction                                     February 6, 2013  April 10, 2013  July 25, 2013  October 10, 2014
Combined carrying value of transferred securities and
  Repack Note                                          $           1,985 $         2,117 $        2,618 $             292
Fair value of Class A1 and Class B notes received                  1,933           2,069          2,413               328
Fair value of Class X notes received                                  67              58             83                40

American Home and National Union Guarantees

American Home Assurance Company (American Home) and National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), indirect wholly owned subsidiaries of AIG Parent, have terminated the General Guarantee Agreements (the Guarantees) with respect to our prospectively issued policies and contracts. The Guarantees terminated on December 29, 2006 (Point of Termination). Pursuant to their terms, the Guarantees do not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantees will continue to cover policies, contracts and certificates with issue dates earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. American Home's and National Union's audited statutory financial statements are filed with the SEC in our registration statements for the variable products that we issued prior to the Point of Termination.

Capital Maintenance Agreement

In March 2011, we entered into a Capital Maintenance Agreement (CMA) with AIG Parent. Among other things, the CMA provided that AIG Parent would maintain our statutory-basis total adjusted capital at or above a specified minimum percentage of our projected Company Action Level Risk-Based Capital. AIG Parent did not make any capital contributions to us under the CMA in the three years ended December 31, 2014. As a result of managing capital through internal AIG Board-approved policies and guidelines, we and AIG agreed to terminate the CMA effective October 31, 2014.

Financing Agreements

On June 1, 2009, we amended and restated a short-term financing arrangement with SAFG Retirement Services, Inc. (SAFGRS), whereby we had the right to borrow up to $500 million from SAFGRS. There was no outstanding balance under this agreement at December 31, 2014 or 2013. This agreement was terminated as of December 31, 2014.

On June 1, 2009, we amended and restated a short-term financing arrangement with SAFGRS, whereby SAFGRS had the right to borrow up to $500 million from us. There was no outstanding balance under this arrangement at December 31, 2014 or 2013. This agreement was terminated as of December 31, 2014.

On September 15, 2006, we amended and restated a short-term financial arrangement with SA Affordable Housing, LLC (SAAH LLC), whereby SAAH LLC had the right to borrow up to $200 million from us. There was no outstanding

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

balance under this agreement at December 31, 2014 or 2013. This agreement was terminated as of December 31, 2014.

GIC Assumption

In 2011, we entered into three assignment and assumption agreements with AIGMFC, certain bank trustees, and three unaffiliated bond issuers (the Issuers), pursuant to which we assumed all of AIGMFC's obligations under certain GIC agreements previously entered into between AIGMFC and the bank trustees which related to certain bond obligations of the Issuers. As part of this assignment and assumption, we received from AIGMFC amounts that represented the then-outstanding principal amount of investments under the referenced GIC agreements, plus related accrued but unpaid interest. We also entered into a swap with AIG Markets, Inc. (AIG Markets) in connection with each of these transactions, which, among other things, provides a fee to us for assuming the obligations under the GIC agreements and economically hedges our interest rate risk associated with the assumed GICs. Obligations of AIG Markets under the swaps are guaranteed by AIG Parent.

Other

We engage in structured settlement transactions, certain of which involve affiliated property and casualty insurers that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life-contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity (SPIA) issued by us for the ultimate benefit of the claimant. The portion of our liabilities related to structured settlements involving life contingencies is reported in future policy benefits, while the portion not involving life contingencies is reported in policyholder contract deposits. In certain structured settlement arrangements, the property and casualty insurance company remains contingently liable for the payments to the claimant. We had liabilities of $1.4 billion at both December 31, 2014 and 2013 related to SPIAs issued by us in conjunction with structured settlement transactions involving affiliated property and casualty insurers where those members remained contingently liable for the payments to the claimant. In addition, we had liabilities for the structured settlement transactions where the affiliated property and casualty insurers were no longer contingently liable for the payments to the claimant.

During 2014, we entered into a Share Purchase Agreement with AIG Parent by which we sold all of our interests in The People's Insurance Company (Group) of China Limited (PICC Group) to AIG Parent at fair market value, based on the closing price of the PICC Group shares as quoted on the Hong Kong Stock Exchange on August 13, 2014. The transaction closed on August 15, 2014 and we received $484 million as consideration for the sale.

18. SUBSEQUENT EVENTS

We have evaluated subsequent events through April 27, 2015.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements


The following financial statements are included in Part B of this Registration
Statement:

      - AUDITED FINANCIAL STATEMENTS OF VARIABLE ANNUITY ACCOUNT FIVE OF AMERICAN GENERAL LIFE INSURANCE COMPANY AS FOLLOWS:

      - STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2014

      - SCHEDULE OF PORTFOLIO INVESTMENTS AS OF DECEMBER 31, 2014

      - STATEMENT OF OPERATIONS FOR THE EIGHT MONTHS ENDED DECEMBER 31, 2014, EXCEPT AS INDICATED, AND FOR THE YEAR ENDED APRIL 30, 2014

      - STATEMENT OF CHANGES IN NET ASSETS FOR THE EIGHT MONTHS ENDED DECEMBER 31, 2014, EXCEPT AS INDICATED, AND FOR THE YEARS ENDED APRIL 30, 2014 AND APRIL 30, 2013

      - NOTES TO FINANCIAL STATEMENTS.

      - THE AUDITED CONSOLIDATED FINANCIALS OF AMERICAN GENERAL LIFE INSURANCE COMPANY FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012.


(b)  Exhibits



(1)    Resolutions Establishing Separate Account............................................... 2
(2)    Custody Agreements...................................................................... 2
(3)    (a)  Distribution Contract.............................................................. 2
       (b)  Selling Agreement.................................................................. 22
(4)    (a)  Variable Annuity Contract.......................................................... 13
       (b)  Optional Death Benefit Enhancement Endorsement..................................... 6
       (c)  Guaranteed Minimum Account Value Endorsement....................................... 7
       (d)  Guaranteed Minimum Withdrawal Benefit Endorsement.................................. 8
       (e)  Death Benefit Endorsement.......................................................... 9
       (f)  Purchase Payment Accumulation Optional Death Benefit Endorsement................... 9
       (g)  Maximum Anniversary Value Optional Death Benefit Endorsement....................... 9
       (h)  Nursing Home Waiver Endorsement.................................................... 9
       (i)  Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
            Endorsement........................................................................ 11
       (j)  Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
            Endorsement........................................................................ 12
       (k)  Optional Guaranteed Minimum Withdrawal Benefit For One Life/For Two Lives
            Endorsement........................................................................ 12
       (l)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement......................... 14
       (m)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement......................... 16
       (n)  Optional Guaranteed Living Benefit Endorsement..................................... 17
       (o)  Optional Guaranteed Living Benefit Endorsement..................................... 19
       (p)  Optional Guaranteed Living Benefit Endorsement..................................... 19
       (q)  Return of Purchase Payment Death Benefit Endorsement............................... 19
       (r)  Maximum Anniversary Value Optional Death Benefit Endorsement....................... 19
       (s)  Optional Death Benefit Endorsement................................................. 19
       (t)  Extended Legacy Program Guide...................................................... 20
       (u)  Dollar Cost Averaging Endorsement.................................................. 3
       (v)  Merger Endorsement................................................................. 22
       (w)  AGL Optional Guaranteed Living Benefit Extension Data Page Endorsement
            (ASE-6231E (8/13))................................................................. 24
(5)    (a)  Application for Contract........................................................... 5
       (b)  Participant Enrollment Form........................................................ 3
(6)    Corporate Documents of Depositor
       (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
            Company, effective December 31, 1991............................................... 1





         (b)  Amendment to the Amended and Restated Articles of Incorporation of American General Life
              Insurance Company, effective July 13, 1995................................................. 4
         (c)  By-Laws of American General Life Insurance Company, restated as of June 8, 2005............ 10
(7)      Reinsurance Contract............................................................................ Not Applicable
(8)      Material Contracts
         (a)  American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund
              Participation Agreement.................................................................... 15
         (b)  Fidelity Variable Insurance Products Trust Fund Participation Agreement.................... 18
         (c)  T. Rowe Price Equity Series, Inc. Fund Participation Agreement............................. 18
         (d)  Seasons Series Trust Fund Participation Agreement.......................................... 21
         (e)  SunAmerica Series Trust Fund Participation Agreement....................................... 21
         (f)  Letters of Consent to the Assignment of the Fund Participation Agreement................... 22
(9)      Opinion of Counsel and Consent of Depositor..................................................... 23
(10)     Consent......................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23....................................................... Not Applicable
(12)     Initial Capitalization Agreement................................................................ Not Applicable
(13)     Other
         (a)  Power of Attorney -- American General Life Insurance Company Directors..................... 25
         (b)  Notice of Termination of Support Agreement................................................. 20
         (c)  Capital Maintenance Agreement of American International Group, Inc......................... 20
         (d)  Amended and Restated Unconditional Capital Maintenance Agreement between American
              International Group, Inc. and American General Life Insurance Company...................... 24
         (e)  Specimen Agreement and Plan of Merger...................................................... 22
         (f)  CMA Termination Agreement.................................................................. Filed Herewith


1 Incorporated by reference to Initial Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-08859 and 811-07727, filed on March 11, 1997, Accession No. 0000912057-97-008516.

3 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
  3, File Nos. 333-08859 and 811-07727, filed on July 27, 1998, Accession No. 0001047469-98-028410.

4 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

5 Incorporated by reference to Post-Effective Amendment No. 9, File No.
  333-08877, filed on September 25, 2000, Accession No. 0000912057-00-042501.

6 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.

7 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment
  No. 12, File Nos. 333-58234 and 811-03859, filed on April 16, 2004,
  Accession No. 0000950148-04-000752.

8 Incorporated by reference to Post-Effective Amendment No. 25 and Amendment
  No. 26, File Nos. 333-08859 and 811-07727, filed on May 21, 2004, Accession
  No. 0000950148-04-000953.

9 Incorporated by reference Post-Effective Amendment No. 26 and Amendment No.
  27, File Nos. 333-08859 and 811-07727, filed on July 20, 2004, Accession No. 0000950129-04-005000.

10 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

11 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
  No. 22, File Nos. 333-58234 and 811-03859, filed on September 20, 2005,
  Accession No. 0000950129-05-009343.

12 Incorporated by reference to Post-Effective Amendment No. 32 and Amendment
  No. 33, File Nos. 333-08859 and 811-07727, filed on May 1, 2006, Accession No. 0000950129-06-004661.

13 Incorporated by reference to Initial Registration Statement, File Nos.
  333-134870 and 811-07727, filed on June 8, 2006, Accession No.
  0000950129-06-006136.

14 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 2, File Nos. 333-137860 and 811-07727, filed on February 13, 2007,
  Accession No. 0000950148-07-000035.

15 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment
  No. 3, File Nos. 333-137892 and 811-03892, filed on April 26, 2007,
  Accession No. 0000950148-07-000101.

16 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-137860 and 811-07727, filed on February 4, 2008,
  Accession No. 0000950137-08-001536.

17 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment
  No. 6, File Nos. 333-137860 and 811-07727, filed on April 29, 2008,
  Accession No. 0000950124-08-002120.

18 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment
  No. 7, File Nos. 333-137860 and 811-07727, filed on August 25, 2008,
  Accession No. 0000950137-08-011050.

19 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession
  No. 0000950148-09-000059.

20 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
  No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
  Accession No. 0000950123-11-040070.

21 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012,
  Accessions No. 0000950123-12-010016.

22 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

23 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185793 and 811-07727, filed on January 2, 2013, Accession No. 0000950123-12-014451.

24 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185778 and 811-03859 filed on April 30, 2014, Accession No. 0000950123-14-004617.


25 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 4, File Nos. 333-185778 and 811-03859, filed on April 28, 2015.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Robert S. Schimek(5)                               Director, Chairman, President
Kevin T. Hogan(5)                                  Director, Chief Executive Officer
Jana W. Greer(3)                                   Director, President, Individual Retirement
Jonathan J. Novak(2)                               Director, President, Institutional Markets
Curtis W. Olson(1)                                 Director, President, Group Benefits
Mary Jane B. Fortin                                Director, Executive Vice President, Chief Financial Officer and
                                                   Vice Chairman
Thomas J. Diemer                                   Director, Senior Vice President and Chief Risk Officer
Deborah A. Gero(2)                                 Director, Senior Vice President and Chief Investment Officer
Stephen A. Maginn(2)                               Director, Senior Vice President and Chief Distribution Officer
Jeffrey M. Farber(5)                               Director
John Q. Doyle(5)                                   Director
Charles S. Shamieh(5)                              Director, President, Life, Disability and Health
Robert J. Scheinerman                              Executive Vice President, Individual Retirement
Jesus C. Zaragoza                                  Senior Vice President and Life Controller
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Randall W. Epright                                 Senior Vice President and Chief Information Officer
Christine A. Nixon(2)                              Senior Vice President and Chief Legal Officer
Tim W. Still                                       Senior Vice President and Chief Operations Officer
Yoav Tamir(3)                                      Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
Sai P. Raman(6)                                    Senior Vice President, Institutional Markets
Craig A. Buck(10)                                  Senior Vice President, Capital Management
Timothy M. Heslin                                  Senior Vice President, Head of Global Life Sciences
Rodney E. Rishel                                   Senior Vice President, Head of US Life and Disability
David S. Jorgensen                                 Vice President and Controller
Gloria Beissinger                                  Vice President and Treasurer
Charles E. Beam(4)                                 Vice President and Assistant Controller
Jim A. Coppedge                                    Vice President and Assistant Secretary
Mallary L. Reznik(2)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
John B. Deremo(4)                                  Vice President, Distribution
Gavin D. Friedman(2)                               Vice President and Litigation Officer
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(3)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Katherine L. Stoner                                Vice President, 38a-1 Compliance Officer
Christina M. Haley(3)                              Vice President
Marla S. Campagna(7)                               Vice President
Mary M. Newitt(3)                                  Vice President
Manda Ghaferi(2)                                   Vice President
Keith C. Honig(7)                                  Vice President
Stewart P. Polakov(3)                              Vice President
Douglas S. Tymins(7)                               Vice President
Jennifer P. Powell                                 Anti-Money Laundering and Office of Foreign Asset Control Officer
David J. Kumatz(4)                                 Assistant Secretary
Virginia N. Puzon(2)                               Assistant Secretary





NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Cris Thomas                                        Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Barry A. Hopkins(4)                                Assistant Tax Officer
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(9)                                    Investment Tax Officer
Alireza Vaseghi(9)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer


(1)   3600 Route 66, Neptune, NJ 07753

(2)   1999 Avenue of the Stars, Los Angeles, CA 90067

(3)   21650 Oxnard Street, Woodland Hills, CA 91367

(4)   2000 American General Way, Brentwood, TN 37027

(5)   175 Water Street, New York, NY 10038

(6)   50 Danbury Road, Wilton, CT 06897

(7)   777 S. Figueroa Street, Los Angeles, CA 90017

(8)   1690 New Britain Avenue, Farmington, CT 06032

(9)   80 Pine Street, New York, NY 10005


(10)  1650 Market Street, Philadelphia, PA 19139



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-15-000002, filed on February 20, 2015. Exhibit 21 is incorporated herein by reference.



ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 1, 2015, the number of Seasons Select II contracts funded by Variable Annuity Account Five was 5,030 of which 3,432 were qualified contracts and 1,598 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A



(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                     POSITION
-------------------------- ----------------------------------------------------------------
   Peter A. Harbeck        Director
   James T. Nichols        Director, President and Chief Executive Officer
   Rebecca Snider          Chief Compliance Officer
   Frank Curran            Vice President, Controller, Financial Operation Officer, Chief
                           Financial Officer and Treasurer
   Stephen A. Maginn(2)    Director, Senior Vice President
   Michael E. Treske(1)    Chief Distribution Officer, Mutual Funds and Variable Annuities
   John T. Genoy           Vice President
   Mallary L. Reznik(2)    Vice President
   Christine A. Nixon(2)   Secretary
   Virginia N. Puzon(2)    Assistant Secretary


      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.

     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

     (2) Principal business address is 1999 Avenue of the Stars, Los Angeles, CA 90067-6121.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(F)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

American General Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American General Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Five, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 27th day of April, 2015.



                                       VARIABLE ANNUITY ACCOUNT FIVE
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)


                                       BY: /s/  MARY JANE B. FORTIN
                                          -------------------------------------
                                          MARY JANE B. FORTIN
                                          EXECUTIVE VICE PRESIDENT AND
                                          CHIEF FINANCIAL OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.




            SIGNATURE                                      TITLE                                DATE
---------------------------------   ---------------------------------------------------   ---------------
*ROBERT S. SCHIMEK                            Director, Chairman, President               April 27, 2015
------------------------------
ROBERT S. SCHIMEK

*THOMAS J. DIEMER                          Director, Senior Vice President and            April 27, 2015
------------------------------                     Chief Risk Officer
THOMAS J. DIEMER

*JOHN Q. DOYLE                                          Director                          April 27, 2015
------------------------------
JOHN Q. DOYLE

*JEFFREY M. FARBER                                      Director                          April 27, 2015
------------------------------
JEFFREY M. FARBER

/s/  MARY JANE B. FORTIN            Director, Vice Chairman, Executive Vice President     April 27, 2015
------------------------------                 and Chief Financial Officer
MARY JANE B. FORTIN

*DEBORAH A. GERO                           Director, Senior Vice President and            April 27, 2015
------------------------------                   Chief Investment Officer
DEBORAH A. GERO

*JANA W. GREER                       Director and President -- Individual Retirement      April 27, 2015
------------------------------
JANA W. GREER

*MICHAEL P. HARWOOD                  Director, Senior Vice President, Chief Actuary,      April 27, 2015
------------------------------                Corporate Illustration Actuary
MICHAEL P. HARWOOD

*KEVIN T. HOGAN                            Director and Chief Executive Officer           April 27, 2015
------------------------------
KEVIN T. HOGAN

*STEPHEN A. MAGINN                         Director, Senior Vice President and            April 27, 2015
------------------------------                  Chief Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                   Director and President -- Institutional Markets      April 27, 2015
------------------------------
JONATHAN J. NOVAK

*CURTIS W. OLSON                         Director and President -- Group Benefits         April 27, 2015
------------------------------
CURTIS W. OLSON

*CHARLES S. SHAMIEH                  Director, President, Life, Disability and Health     April 27, 2015
------------------------------
CHARLES S. SHAMIEH

*DAVID JORGENSEN                              Vice President and Controller               April 27, 2015
------------------------------
DAVID JORGENSEN

/s/  MANDA GHAFERI                                   Attorney-in-Fact                     April 27, 2015
------------------------------
*MANDA GHAFERI



                                 EXHIBIT INDEX



 EXHIBIT NO.            DESCRIPTION
-------------   --------------------------
(10)            Consent
(13)(f)         CMA Termination Agreement